Report of Independent Registered Public Accounting Firm

To the Board of Directors of Voya Retirement Insurance and Annuity Company and Contract Owners of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the Separate Account), as of December 31, 2025, the related statement of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/S/ ERNST & YOUNG LLP

We have served as the Separate Accounts Auditor since 2001.

Atlanta, GA
March 20, 2026

Appendix

Subaccounts comprising Variable Annuity Account C of Voya Retirement Insurance and Annuity Company

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
AB Relative Value Fund - Class A	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
AB VPS Relative Value Portfolio - Class A
Invesco Discovery Large Cap Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
Invesco Main Street Fund® - Class A
Invesco Main Street Mid Cap Fund® - Class A
Invesco Small Cap Growth Fund - Class A
Invesco EQV International Equity Fund - Class R5
Invesco International Growth Fund - Class Y
Invesco International Small-Mid Company Fund - Class Y
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
Invesco High Yield Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
Invesco Value Opportunities Fund - Class R5
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund® - Series I
Invesco V.I. Main Street Small Cap Fund® - Series I
Alger Capital Appreciation Fund - Class A
Alger Responsible Investing Fund - Class A
Allspring Small Company Growth Fund - Administrator Class
Allspring Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Funds® American Balanced Fund® - Class R-3
American Beacon Small Cap Value Fund - Investor Class
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Investments® Disciplined Core Value Fund - A Class
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Funds® American Mutual Fund® - Class R-4
AMG River Road Mid Cap Value Fund - Class N
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund - Investor A Shares

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid-Cap Value Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares
American Funds® The Bond Fund of America® - Class R-4
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert VP SRI Balanced Portfolio - Class I
American Funds® Capital Income Builder® - Class R-4
American Funds® Capital World Growth and Income Fund® - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc. - Class L
Columbia Acorn® Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Variable Portfolio - Acorn Fund
Columbia Variable Portfolio - Acorn International Fund
CRM Mid Cap Value Fund - Investor Shares
Davis Financial Fund - Class Y
Nomura Small Cap Value Fund - Class A
DWS Equity 500 Index Fund - Class S
DWS Small Cap Growth Fund - Class S
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA Social Fixed Income Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox International Stock Fund - Class I Shares
Dodge & Cox Stock Fund - Class I Shares
Driehaus Emerging Markets Growth Fund - Institutional Share Class
Eaton Vance Large-Cap Value Fund - Class R Shares
American Funds® EUPAC Fund® - Class R-3
American Funds® EUPAC Fund® - Class R-4
American Funds® EUPAC Fund® - Class R-6
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity® 500 Index Fund
Fidelity Advisor® New Insights Fund - Class I
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Franklin Mutual Global Discovery Fund - Class R
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Small Cap Value VIP Fund - Class 2
Franklin Small Cap Value Fund - Class R6

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Goldman Sachs Mid Cap Growth Fund - Investor Shares	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® The Growth Fund of America® - Class R-3
American Funds® The Growth Fund of America® - Class R-4
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend and Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Impax Global Environmental Markets Fund - Institutional Class
Impax Sustainable Allocation Fund - Investor Class
American Funds® The Income Fund of America® - Class R-3
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares
Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
JPMorgan Large Cap Growth Fund - Class R6 Shares
Lazard International Equity Portfolio - Open Shares
ClearBridge Growth Fund - Class I
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Bond Debenture Fund - Class R4
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Massachusetts Investors Growth Stock Fund - Class A
MFS® New Discovery Fund - Class R3
MFS® International Intrinsic Value Fund - Class R3
Neuberger Genesis Fund - Trust Class Shares
Neuberger Quality Equity Fund - Institutional Class Shares
Neuberger Quality Equity Fund - Trust Class Shares
American Funds® New Perspective Fund® - Class R-3
American Funds® New Perspective Fund® - Class R-4
American Funds® New World Fund® - Class R-4
NYLI CBRE Real Estate Fund - Class A
Nomura Science and Technology Fund - Class Y
Nuveen Global Infrastructure Fund - Class I
Parnassus Core Equity Fund℠ - Investor Shares
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
PGIM High Yield Fund - Class R6
PGIM Jennison Utility Fund - Class Z
Royce Small-Cap Total Return Fund - Service Class
Ave Maria Rising Dividend Fund

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
American Funds® SMALLCAP World Fund® - Class R-4	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund - Advisor Class
TCW Securitized Bond Fund - Class N
TCW MetWest Total Return Bond Fund - Class M Shares
Templeton Foreign Fund - Class A
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg International Equity Fund - Class R4
Touchstone Value Fund - Institutional Class
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard® Explorer™ Fund - Admiral™ Shares
Vanguard® Equity Income Fund - Admiral™ Shares
Vanguard® Federal Money Market Fund - Investor Shares
Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
Vanguard® Variable Insurance Fund - Equity Income Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Vanguard® FTSE Social Index Fund - Institutional Shares
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Established Value Fund - Class R6
Victory Sycamore Small Company Opportunity Fund - Class R
Victory Core Plus Intermediate Bond Fund - Class A Shares
Victory Precious Metals and Minerals Fund - Class A Shares
Victory Pioneer Equity Income Fund - Class Y Shares
Victory Pioneer High Yield Fund - Class A Shares
Victory Pioneer Strategic Income Fund - Class A Shares
Victory Pioneer Equity Income VCT Portfolio - Class I
Victory Pioneer High Yield VCT Portfolio - Class I
Virtus NFJ Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A
Voya Corporate Leaders® 100 Fund - Class I
Voya Large Cap Value Fund - Class A
Voya Floating Rate Fund - Class A
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya Inflation Protected Bond Plus Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Large Cap Growth Portfolio - Service Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Adviser Class
Voya Global Insights Portfolio - Initial Class
Voya Global Insights Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service Class 2
Voya Index Solution 2030 Portfolio - Initial Class
Voya Index Solution 2030 Portfolio - Service Class
Voya Index Solution 2030 Portfolio - Service Class 2
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service Class 2
Voya Index Solution 2040 Portfolio - Initial Class
Voya Index Solution 2040 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service Class 2
Voya Index Solution 2050 Portfolio - Initial Class
Voya Index Solution 2050 Portfolio - Service Class
Voya Index Solution 2050 Portfolio - Service Class 2
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Index Solution 2055 Portfolio - Service Class 2	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
Voya Index Solution 2060 Portfolio - Initial Class
Voya Index Solution 2060 Portfolio - Service Class
Voya Index Solution 2060 Portfolio - Service Class 2
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Service Class 2
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service Class 2
Voya International High Dividend Low Volatility Portfolio - Adviser Class
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service Class 2
Voya Solution 2030 Portfolio - Initial Class
Voya Solution 2030 Portfolio - Service Class
Voya Solution 2030 Portfolio - Service Class 2
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class 2
Voya Solution 2040 Portfolio - Initial Class
Voya Solution 2040 Portfolio - Service Class
Voya Solution 2040 Portfolio - Service Class 2
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class 2
Voya Solution 2050 Portfolio - Initial Class
Voya Solution 2050 Portfolio - Service Class
Voya Solution 2050 Portfolio - Service Class 2
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class 2
Voya Solution 2060 Portfolio - Initial Class
Voya Solution 2060 Portfolio - Service Class
Voya Solution 2060 Portfolio - Service Class 2
Voya Solution 2065 Portfolio - Initial Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class 2
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service Class 2
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya SmallCap Opportunities Portfolio - Class S	For the year ended December 31, 2025	For each of the two years in the period ended December 31, 2025
American Funds® Washington Mutual Investors Fund - Class R-3
American Funds® Washington Mutual Investors Fund - Class R-4

abrdn Emerging Markets ex-China Fund - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from June 21, 2024 (commencement of operations) through December 31, 2024

Allspring Core Plus Bond Fund - Class R6	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from March 8, 2024 (commencement of operations) through December 31, 2024
Fidelity Advisor® Focused Emerging Markets Fund - Class Z
Fidelity® Total International Index Fund
T. Rowe Price Diversified Mid-Cap Growth Fund - I Class
Vanguard® Target Retirement 2025 Fund - Investor Shares
Vanguard® Target Retirement 2030 Fund - Investor Shares
Vanguard® Target Retirement 2035 Fund - Investor Shares
Vanguard® Target Retirement 2040 Fund - Investor Shares
Vanguard® Target Retirement 2045 Fund - Investor Shares
Vanguard® Target Retirement 2050 Fund - Investor Shares
Vanguard® Target Retirement 2055 Fund - Investor Shares
Vanguard® Target Retirement 2060 Fund - Investor Shares
Vanguard® Target Retirement 2065 Fund - Investor Shares
Vanguard® Target Retirement Income Fund - Investor Shares
Columbia Select Mid Cap Value Fund - Class S Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from October 3, 2024 (commencement of operations) through December 31, 2024

Columbia Intrinsic Value Fund - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from November 21, 2024 (commencement of operations) through December 31, 2024

Nomura Mid Cap Growth Fund - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from May 31, 2024 (commencement of operations) through December 31, 2024

TCW MetWest Total Return Bond Fund - Class I Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from February 12, 2024 (commencement of operations) through December 31, 2024

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Vanguard® Target Retirement 2020 Fund - Investor Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from March 15, 2024 (commencement of operations) through December 31, 2024

Vanguard® Target Retirement 2070 Fund - Investor Shares	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from May 13, 2024 (commencement of operations) through December 31, 2024

Voya Balanced Income Portfolio - Institutional Class	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from July 8, 2024 (commencement of operations) through December 31, 2024
Voya Solution Aggressive Portfolio - Initial Class
Voya Solution Balanced Portfolio - Initial Class
Voya Solution Conservative Portfolio - Initial Class

Voya Index Solution 2040 Portfolio - Service Class 2	For the year ended December 31, 2025	For the year ended December 31, 2025 and the period from January 5, 2024 (commencement of operations) through December 31, 2024

Allspring Small Company Growth Fund - Institutional Class	For the period from September 10, 2025 (commencement of operations) through December 31, 2025

Fidelity® U.S. Bond Index Fund	For the period from October 10, 2025 (commencement of operations) through December 31, 2025

Voya Short Duration High Income Fund - Class A	For the period from August 8, 2025 (commencement of operations) through December 31, 2025

Voya Index Solution 2070 Portfolio - Initial Class	For the period from October 31, 2025 (commencement of operations) through December 31, 2025

Voya Index Solution 2070 Portfolio - Service Class	For the period from September 8, 2025 (commencement of operations) through December 31, 2025

Voya Index Solution 2070 Portfolio - Service Class 2	For the period from November 24, 2025 (commencement of operations) through December 31, 2025

Voya Solution 2070 Portfolio - Initial Class	For the period from September 24, 2025 (commencement of operations) through December 31, 2025

Voya Solution 2070 Portfolio - Service Class	For the period from August 15, 2025 (commencement of operations) through December 31, 2025

Subaccounts	Statement of Operations	Statements of Changes in Net Assets
Voya Solution 2070 Portfolio - Service Class 2	For the period from December 2, 2025 (commencement of operations) through December 31, 2025

Voya U.S. Bond Index Portfolio - Class S	For the period from January 21, 2025 (commencement of operations) through December 31, 2025

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	AB Relative Value Fund - Class A	AB VPS Relative Value Portfolio - Class A	abrdn Emerging Markets ex-China Fund - Institutional Class	Invesco Discovery Large Cap Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Assets
Investments in mutual funds
at fair value	$192	$438	$51	$102	$686
Total assets	192	438	51	102	686
Net assets	$192	$438	$51	$102	$686

Net assets
Accumulation units	$192	$438	$51	$102	$686
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$192	$438	$51	$102	$686

Total number of mutual fund shares	29,816	13,814	3,199	1,195	106,105

Cost of mutual fund shares	$170	$383	$41	$76	$722

	Invesco Main Street Fund® - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Growth Fund - Class Y
Assets
Investments in mutual funds
at fair value	$2,312	$4,338	$284	$165	$352
Total assets	2,312	4,338	284	165	352
Net assets	$2,312	$4,338	$284	$165	$352

Net assets
Accumulation units	$2,312	$4,338	$284	$165	$352
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,312	$4,338	$284	$165	$352

Total number of mutual fund shares	36,963	150,941	10,034	7,554	13,897

Cost of mutual fund shares	$1,972	$4,155	$325	$177	$448

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$952	$154,405	$34,254	$56	$7
Total assets	952	154,405	34,254	56	7
Net assets	$952	$154,405	$34,254	$56	$7

Net assets
Accumulation units	$952	$154,405	$34,254	$56	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$952	$154,405	$34,254	$56	$7

Total number of mutual fund shares	27,176	4,407,793	1,004,816	1,432	1,436

Cost of mutual fund shares	$1,180	$161,889	$40,280	$55	$6

	Invesco High Yield Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Value Opportunities Fund - Class R5
Assets
Investments in mutual funds
at fair value	$765	$367	$431	$101	$3,273
Total assets	765	367	431	101	3,273
Net assets	$765	$367	$431	$101	$3,273

Net assets
Accumulation units	$765	$367	$431	$101	$3,273
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$765	$367	$431	$101	$3,273

Total number of mutual fund shares	214,902	11,289	7,292	3,990	136,933

Cost of mutual fund shares	$776	$347	$184	$86	$3,131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series I
Assets
Investments in mutual funds
at fair value	$51,792	$37,874	$16	$128	$14
Total assets	51,792	37,874	16	128	14
Net assets	$51,792	$37,874	$16	$128	$14

Net assets
Accumulation units	$50,584	$37,622	$—	$128	$14
Contracts in payout (annuitization)	1,208	252	16	—	—
Total net assets	$51,792	$37,874	$16	$128	$14

Total number of mutual fund shares	639,409	1,051,183	219	3,380	3,082

Cost of mutual fund shares	$41,776	$31,397	$13	$118	$14

	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	Allspring Core Plus Bond Fund - Class R6
Assets
Investments in mutual funds
at fair value	$28	$42,878	$—	$17,839	$48,616
Total assets	28	42,878	—	17,839	48,616
Net assets	$28	$42,878	$—	$17,839	$48,616

Net assets
Accumulation units	$—	$42,878	$—	$17,839	$48,616
Contracts in payout (annuitization)	28	—	—	—	—
Total net assets	$28	$42,878	$—	$17,839	$48,616

Total number of mutual fund shares	1,266	1,502,371	9	877,492	4,287,164

Cost of mutual fund shares	$23	$38,765	$—	$14,550	$48,279

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Allspring Small Company Growth Fund - Institutional Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class	Amana Income Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$15,059	$189	$97,250	$114,187	$86,100
Total assets	15,059	189	97,250	114,187	86,100
Net assets	$15,059	$189	$97,250	$114,187	$86,100

Net assets
Accumulation units	$15,059	$189	$97,250	$114,187	$86,100
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,059	$189	$97,250	$114,187	$86,100

Total number of mutual fund shares	443,166	5,502	2,783,330	1,220,730	1,216,440

Cost of mutual fund shares	$15,885	$178	$92,379	$65,175	$66,481

	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class	American Funds® Fundamental Investors® - Class R-3
Assets
Investments in mutual funds
at fair value	$743	$226	$21,472	$14,189	$490
Total assets	743	226	21,472	14,189	490
Net assets	$743	$226	$21,472	$14,189	$490

Net assets
Accumulation units	$743	$226	$21,472	$14,189	$490
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$743	$226	$21,472	$14,189	$490

Total number of mutual fund shares	19,957	10,403	2,031,376	369,703	5,349

Cost of mutual fund shares	$648	$241	$23,236	$13,310	$391

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$166,902	$3,586	$24,369	$73	$9,070
Total assets	166,902	3,586	24,369	73	9,070
Net assets	$166,902	$3,586	$24,369	$73	$9,070

Net assets
Accumulation units	$166,902	$3,586	$24,369	$73	$9,070
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$166,902	$3,586	$24,369	$73	$9,070

Total number of mutual fund shares	1,821,876	60,578	1,228,281	1,904	122,917

Cost of mutual fund shares	$121,470	$3,021	$22,400	$83	$9,088

	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	BlackRock Mid-Cap Value Fund - Institutional Shares
Assets
Investments in mutual funds
at fair value	$11,953	$1,925	$15,166	$32,757	$639
Total assets	11,953	1,925	15,166	32,757	639
Net assets	$11,953	$1,925	$15,166	$32,757	$639

Net assets
Accumulation units	$11,953	$1,925	$15,166	$32,757	$639
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$11,953	$1,925	$15,166	$32,757	$639

Total number of mutual fund shares	400,287	92,884	215,389	506,062	27,985

Cost of mutual fund shares	$12,152	$1,839	$15,582	$33,916	$626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I	American Funds® Capital Income Builder® - Class R-4
Assets
Investments in mutual funds
at fair value	$19,607	$26,652	$118	$56,824	$16,045
Total assets	19,607	26,652	118	56,824	16,045
Net assets	$19,607	$26,652	$118	$56,824	$16,045

Net assets
Accumulation units	$19,607	$26,652	$118	$56,617	$16,045
Contracts in payout (annuitization)	—	—	—	207	—
Total net assets	$19,607	$26,652	$118	$56,824	$16,045

Total number of mutual fund shares	931,466	2,327,686	2,167	19,938,341	208,672

Cost of mutual fund shares	$19,422	$27,131	$100	$46,228	$14,360

	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc. - Class L	Columbia Acorn® Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$1,076	$6,281	$7,222	$76	$8,339
Total assets	1,076	6,281	7,222	76	8,339
Net assets	$1,076	$6,281	$7,222	$76	$8,339

Net assets
Accumulation units	$1,076	$6,281	$7,222	$76	$8,339
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,076	$6,281	$7,222	$76	$8,339

Total number of mutual fund shares	15,197	390,353	109,975	8,551	571,927

Cost of mutual fund shares	$945	$6,505	$7,556	$89	$7,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Columbia Select Mid Cap Value Fund - Class S Shares	Columbia Intrinsic Value Fund - Institutional Class	Columbia Variable Portfolio - Acorn Fund	Columbia Variable Portfolio - Acorn International Fund	CRM Mid Cap Value Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$251	$15,583	$94,023	$24,500	$9
Total assets	251	15,583	94,023	24,500	9
Net assets	$251	$15,583	$94,023	$24,500	$9

Net assets
Accumulation units	$251	$15,583	$94,023	$24,500	$9
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$251	$15,583	$94,023	$24,500	$9

Total number of mutual fund shares	17,108	864,771	5,913,403	1,198,627	423

Cost of mutual fund shares	$250	$15,526	$71,193	$26,965	$10

	Davis Financial Fund - Class Y	Nomura Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S	DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$281	$3,109	$3,017	$67	$26
Total assets	281	3,109	3,017	67	26
Net assets	$281	$3,109	$3,017	$67	$26

Net assets
Accumulation units	$281	$3,109	$3,017	$67	$26
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$281	$3,109	$3,017	$67	$26

Total number of mutual fund shares	3,398	50,874	19,291	1,833	889

Cost of mutual fund shares	$234	$3,437	$3,218	$63	$21

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares	Dodge & Cox Stock Fund - Class I Shares
Assets
Investments in mutual funds
at fair value	$13,811	$1,019	$146	$9	$368
Total assets	13,811	1,019	146	9	368
Net assets	$13,811	$1,019	$146	$9	$368

Net assets
Accumulation units	$13,811	$1,019	$146	$9	$368
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,811	$1,019	$146	$9	$368

Total number of mutual fund shares	1,243,078	110,334	3,960	539	22,161

Cost of mutual fund shares	$13,546	$1,018	$126	$7	$333

	Driehaus Emerging Markets Growth Fund - Institutional Share Class	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EUPAC Fund® - Class R-3	American Funds® EUPAC Fund® - Class R-4	American Funds® EUPAC Fund® - Class R-6
Assets
Investments in mutual funds
at fair value	$1,295	$2	$1,239	$313,600	$11,360
Total assets	1,295	2	1,239	313,600	11,360
Net assets	$1,295	$2	$1,239	$313,600	$11,360

Net assets
Accumulation units	$1,295	$2	$1,239	$313,600	$11,360
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,295	$2	$1,239	$313,600	$11,360

Total number of mutual fund shares	27,362	69	21,200	5,343,333	187,528

Cost of mutual fund shares	$968	$1	$1,243	$276,498	$10,949

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® Focused Emerging Markets Fund - Class Z	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I	Fidelity® Mid Cap Index Fund
Assets
Investments in mutual funds
at fair value	$276	$11,946	$98,130	$5,702	$29,104
Total assets	276	11,946	98,130	5,702	29,104
Net assets	$276	$11,946	$98,130	$5,702	$29,104

Net assets
Accumulation units	$276	$11,946	$98,130	$5,702	$29,104
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$276	$11,946	$98,130	$5,702	$29,104

Total number of mutual fund shares	6,246	281,734	412,798	116,885	788,086

Cost of mutual fund shares	$255	$8,346	$75,067	$4,884	$25,278

	Fidelity® Small Cap Index Fund	Fidelity® Total International Index Fund	Fidelity® U.S. Bond Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$29,322	$8,069	$623	$264,707	$662,148
Total assets	29,322	8,069	623	264,707	662,148
Net assets	$29,322	$8,069	$623	$264,707	$662,148

Net assets
Accumulation units	$29,322	$8,069	$623	$262,932	$661,403
Contracts in payout (annuitization)	—	—	—	1,775	745
Total net assets	$29,322	$8,069	$623	$264,707	$662,148

Total number of mutual fund shares	948,000	465,853	59,012	8,994,446	6,775,970

Cost of mutual fund shares	$24,730	$7,068	$627	$216,470	$603,074

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$10,668	$31,345	$2,013,195	$528,787	$16,395
Total assets	10,668	31,345	2,013,195	528,787	16,395
Net assets	$10,668	$31,345	$2,013,195	$528,787	$16,395

Net assets
Accumulation units	$10,655	$31,345	$2,004,372	$528,787	$16,395
Contracts in payout (annuitization)	13	—	8,823	—	—
Total net assets	$10,668	$31,345	$2,013,195	$528,787	$16,395

Total number of mutual fund shares	2,186,002	1,138,996	33,614,880	801,034	930,470

Cost of mutual fund shares	$10,914	$28,140	$1,445,364	$245,443	$14,453

	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Assets
Investments in mutual funds
at fair value	$1,176	$537	$135	$110	$100,159
Total assets	1,176	537	135	110	100,159
Net assets	$1,176	$537	$135	$110	$100,159

Net assets
Accumulation units	$1,176	$537	$135	$110	$99,349
Contracts in payout (annuitization)	—	—	—	—	810
Total net assets	$1,176	$537	$135	$110	$100,159

Total number of mutual fund shares	38,897	3,057	3,413	2,946	7,221,291

Cost of mutual fund shares	$1,115	$436	$114	$116	$93,775

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4	The Hartford Dividend and Growth Fund - Class R4
Assets
Investments in mutual funds
at fair value	$10,376	$463	$9,210	$703,882	$6
Total assets	10,376	463	9,210	703,882	6
Net assets	$10,376	$463	$9,210	$703,882	$6

Net assets
Accumulation units	$10,376	$463	$9,210	$703,882	$6
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,376	$463	$9,210	$703,882	$6

Total number of mutual fund shares	172,128	34,914	118,911	8,872,841	170

Cost of mutual fund shares	$10,153	$515	$7,264	$483,926	$5

	The Hartford International Opportunities Fund - Class R4	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class	American Funds® The Income Fund of America® - Class R-3	Janus Henderson Balanced Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$3,488	$609	$39,600	$409	$40
Total assets	3,488	609	39,600	409	40
Net assets	$3,488	$609	$39,600	$409	$40

Net assets
Accumulation units	$3,488	$609	$39,600	$409	$40
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,488	$609	$39,600	$409	$40

Total number of mutual fund shares	152,633	29,012	1,517,837	15,734	718

Cost of mutual fund shares	$2,936	$693	$36,259	$380	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares
Assets
Investments in mutual funds
at fair value	$214	$9	$54	$64	$7,296
Total assets	214	9	54	64	7,296
Net assets	$214	$9	$54	$64	$7,296

Net assets
Accumulation units	$214	$9	$54	$64	$7,296
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$214	$9	$54	$64	$7,296

Total number of mutual fund shares	2,564	956	676	984	294,795

Cost of mutual fund shares	$194	$11	$37	$38	$6,988

	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares	ClearBridge Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund
Assets
Investments in mutual funds
at fair value	$1,076	$162,663	$3,743	$440	$75
Total assets	1,076	162,663	3,743	440	75
Net assets	$1,076	$162,663	$3,743	$440	$75

Net assets
Accumulation units	$1,076	$162,663	$3,743	$440	$75
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,076	$162,663	$3,743	$440	$75

Total number of mutual fund shares	110,445	1,881,797	195,862	3,364	4,226

Cost of mutual fund shares	$1,043	$139,948	$3,540	$506	$71
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Bond Debenture Fund - Class R4	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$10,109	$964	$4	$9	$29
Total assets	10,109	964	4	9	29
Net assets	$10,109	$964	$4	$9	$29

Net assets
Accumulation units	$10,109	$964	$4	$9	$29
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$10,109	$964	$4	$9	$29

Total number of mutual fund shares	527,626	87,912	580	370	3,140

Cost of mutual fund shares	$12,231	$948	$4	$9	$32

	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$11,413	$685	$301	$15	$64,150
Total assets	11,413	685	301	15	64,150
Net assets	$11,413	$685	$301	$15	$64,150

Net assets
Accumulation units	$11,413	$685	$301	$15	$63,815
Contracts in payout (annuitization)	—	—	—	—	335
Total net assets	$11,413	$685	$301	$15	$64,150

Total number of mutual fund shares	2,926,486	20,305	20,895	917	2,462,556

Cost of mutual fund shares	$11,343	$601	$311	$12	$60,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Massachusetts Investors Growth Stock Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3	Neuberger Genesis Fund - Trust Class Shares	Neuberger Quality Equity Fund - Institutional Class Shares
Assets
Investments in mutual funds
at fair value	$67	$549	$1,275	$524	$137
Total assets	67	549	1,275	524	137
Net assets	$67	$549	$1,275	$524	$137

Net assets
Accumulation units	$67	$549	$1,275	$524	$137
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$67	$549	$1,275	$524	$137

Total number of mutual fund shares	1,624	19,670	29,657	9,829	2,445

Cost of mutual fund shares	$65	$467	$1,210	$594	$134

	Neuberger Quality Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4	American Funds® New World Fund® - Class R-4	NYLI CBRE Real Estate Fund - Class A
Assets
Investments in mutual funds
at fair value	$19,911	$1,873	$400,626	$1,401	$150
Total assets	19,911	1,873	400,626	1,401	150
Net assets	$19,911	$1,873	$400,626	$1,401	$150

Net assets
Accumulation units	$19,911	$1,873	$400,626	$1,401	$150
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$19,911	$1,873	$400,626	$1,401	$150

Total number of mutual fund shares	356,889	27,494	5,792,747	15,139	18,902

Cost of mutual fund shares	$14,763	$1,470	$287,765	$1,203	$158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Nomura Mid Cap Growth Fund - Institutional Class	Nomura Science and Technology Fund - Class Y	Nuveen Global Infrastructure Fund - Class I	Parnassus Core Equity Fund℠ - Investor Shares	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
Assets
Investments in mutual funds
at fair value	$97	$62,227	$3,038	$50,439	$5,191
Total assets	97	62,227	3,038	50,439	5,191
Net assets	$97	$62,227	$3,038	$50,439	$5,191

Net assets
Accumulation units	$97	$62,227	$3,038	$50,439	$5,191
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$97	$62,227	$3,038	$50,439	$5,191

Total number of mutual fund shares	3,574	877,915	252,751	902,312	376,443

Cost of mutual fund shares	$110	$54,764	$2,895	$48,295	$5,029

	PIMCO VIT Real Return Portfolio - Administrative Class	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund
Assets
Investments in mutual funds
at fair value	$58,868	$6,315	$411	$6	$6,882
Total assets	58,868	6,315	411	6	6,882
Net assets	$58,868	$6,315	$411	$6	$6,882

Net assets
Accumulation units	$58,868	$6,315	$411	$6	$6,882
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58,868	$6,315	$411	$6	$6,882

Total number of mutual fund shares	4,901,587	1,302,080	27,267	823	320,381

Cost of mutual fund shares	$62,063	$6,187	$416	$7	$6,827

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	American Funds® SMALLCAP World Fund® - Class R-4	T. Rowe Price Diversified Mid-Cap Growth Fund - I Class	T. Rowe Price Large-Cap Growth Fund - I Class	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$24,226	$39,046	$727	$320	$649
Total assets	24,226	39,046	727	320	649
Net assets	$24,226	$39,046	$727	$320	$649

Net assets
Accumulation units	$24,226	$39,046	$727	$320	$649
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$24,226	$39,046	$727	$320	$649

Total number of mutual fund shares	333,645	829,349	8,550	10,309	13,935

Cost of mutual fund shares	$23,188	$37,052	$603	$325	$610

	TCW Securitized Bond Fund - Class N	TCW MetWest Total Return Bond Fund - Class M Shares	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$6,907	$19,319	$281	$10,725	$54,697
Total assets	6,907	19,319	281	10,725	54,697
Net assets	$6,907	$19,319	$281	$10,725	$54,697

Net assets
Accumulation units	$6,907	$19,319	$281	$10,725	$54,697
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$6,907	$19,319	$281	$10,725	$54,697

Total number of mutual fund shares	855,830	2,106,759	29,690	1,508,395	7,649,878

Cost of mutual fund shares	$7,304	$21,053	$224	$12,625	$74,821

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Equity Fund - Class R4	Touchstone Value Fund - Institutional Class	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Target Retirement 2020 Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$94	$1	$20	$558	$11,383
Total assets	94	1	20	558	11,383
Net assets	$94	$1	$20	$558	$11,383

Net assets
Accumulation units	$94	$1	$20	$558	$11,383
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$94	$1	$20	$558	$11,383

Total number of mutual fund shares	3,816	26	1,721	57,131	414,679

Cost of mutual fund shares	$85	$1	$18	$549	$11,289

	Vanguard® Target Retirement 2025 Fund - Investor Shares	Vanguard® Target Retirement 2030 Fund - Investor Shares	Vanguard® Target Retirement 2035 Fund - Investor Shares	Vanguard® Target Retirement 2040 Fund - Investor Shares	Vanguard® Target Retirement 2045 Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$25,992	$21,574	$21,822	$10,321	$16,999
Total assets	25,992	21,574	21,822	10,321	16,999
Net assets	$25,992	$21,574	$21,822	$10,321	$16,999

Net assets
Accumulation units	$25,992	$21,574	$21,822	$10,321	$16,999
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$25,992	$21,574	$21,822	$10,321	$16,999

Total number of mutual fund shares	1,302,878	509,666	797,016	206,625	489,318

Cost of mutual fund shares	$24,714	$19,089	$18,725	$8,679	$14,116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Vanguard® Target Retirement 2050 Fund - Investor Shares	Vanguard® Target Retirement 2055 Fund - Investor Shares	Vanguard® Target Retirement 2060 Fund - Investor Shares	Vanguard® Target Retirement 2065 Fund - Investor Shares	Vanguard® Target Retirement 2070 Fund - Investor Shares
Assets
Investments in mutual funds
at fair value	$3,459	$6,480	$1,607	$632	$284
Total assets	3,459	6,480	1,607	632	284
Net assets	$3,459	$6,480	$1,607	$632	$284

Net assets
Accumulation units	$3,459	$6,480	$1,607	$632	$284
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3,459	$6,480	$1,607	$632	$284

Total number of mutual fund shares	58,358	97,946	26,353	15,777	8,922

Cost of mutual fund shares	$2,902	$5,346	$1,386	$554	$258

	Vanguard® Target Retirement Income Fund - Investor Shares	Vanguard® Explorer™ Fund - Admiral™ Shares	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares
Assets
Investments in mutual funds
at fair value	$21,439	$3,807	$45,480	$51,827	$707
Total assets	21,439	3,807	45,480	51,827	707
Net assets	$21,439	$3,807	$45,480	$51,827	$707

Net assets
Accumulation units	$21,439	$3,807	$45,480	$51,827	$707
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$21,439	$3,807	$45,480	$51,827	$707

Total number of mutual fund shares	1,545,687	35,680	489,502	51,827,434	17,449

Cost of mutual fund shares	$20,405	$3,869	$43,455	$51,827	$595

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y
Assets
Investments in mutual funds
at fair value	$2	$223	$1	$9,573	$108
Total assets	2	223	1	9,573	108
Net assets	$2	$223	$1	$9,573	$108

Net assets
Accumulation units	$2	$223	$1	$9,573	$108
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2	$223	$1	$9,573	$108

Total number of mutual fund shares	112	8,511	73	202,987	3,305

Cost of mutual fund shares	$2	$196	$1	$6,948	$112

	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6	Victory Sycamore Small Company Opportunity Fund - Class R	Victory Core Plus Intermediate Bond Fund - Class A Shares	Victory Precious Metals and Minerals Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$15,688	$17,305	$4	$351	$58,322
Total assets	15,688	17,305	4	351	58,322
Net assets	$15,688	$17,305	$4	$351	$58,322

Net assets
Accumulation units	$15,688	$17,305	$4	$351	$58,322
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$15,688	$17,305	$4	$351	$58,322

Total number of mutual fund shares	348,622	384,039	103	37,740	1,231,992

Cost of mutual fund shares	$16,566	$18,652	$4	$339	$30,675

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Victory Pioneer Equity Income Fund - Class Y Shares	Victory Pioneer High Yield Fund - Class A Shares	Victory Pioneer Strategic Income Fund - Class A Shares	Victory Pioneer Equity Income VCT Portfolio - Class I	Victory Pioneer High Yield VCT Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$363	$211	$969	$—	$15,105
Total assets	363	211	969	—	15,105
Net assets	$363	$211	$969	$—	$15,105

Net assets
Accumulation units	$363	$211	$969	$—	$15,105
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$363	$211	$969	$—	$15,105

Total number of mutual fund shares	14,309	23,764	98,232	7	1,740,200

Cost of mutual fund shares	$400	$201	$964	$—	$15,092

	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class	Virtus NFJ Small-Cap Value Fund - Class A	Voya Corporate Leaders® 100 Fund - Class I	Voya Large Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$131	$7	$6	$27,335	$110
Total assets	131	7	6	27,335	110
Net assets	$131	$7	$6	$27,335	$110

Net assets
Accumulation units	$131	$7	$6	$27,335	$110
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$131	$7	$6	$27,335	$110

Total number of mutual fund shares	13,140	255	525	1,048,119	9,526

Cost of mutual fund shares	$141	$6	$7	$24,214	$113

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Short Duration High Income Fund - Class A	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$3,424	$289	$1,000	$589,272	$311,744
Total assets	3,424	289	1,000	589,272	311,744
Net assets	$3,424	$289	$1,000	$589,272	$311,744

Net assets
Accumulation units	$3,424	$289	$1,000	$588,681	$308,484
Contracts in payout (annuitization)	—	—	—	591	3,260
Total net assets	$3,424	$289	$1,000	$589,272	$311,744

Total number of mutual fund shares	453,448	32,645	104,452	589,272,111	28,237,686

Cost of mutual fund shares	$3,342	$289	$1,006	$589,272	$346,510

	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$1,534	$193,268	$5,576	$18	$111,147
Total assets	1,534	193,268	5,576	18	111,147
Net assets	$1,534	$193,268	$5,576	$18	$111,147

Net assets
Accumulation units	$1,534	$185,394	$5,576	$18	$110,695
Contracts in payout (annuitization)	—	7,874	—	—	452
Total net assets	$1,534	$193,268	$5,576	$18	$111,147

Total number of mutual fund shares	139,873	18,673,274	585,717	1,971	12,502,429

Cost of mutual fund shares	$1,427	$186,192	$5,646	$16	$115,113

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$737	$1,449,568	$13,707	$341,342	$1,682
Total assets	737	1,449,568	13,707	341,342	1,682
Net assets	$737	$1,449,568	$13,707	$341,342	$1,682

Net assets
Accumulation units	$737	$1,444,972	$13,707	$341,342	$1,682
Contracts in payout (annuitization)	—	4,596	—	—	—
Total net assets	$737	$1,449,568	$13,707	$341,342	$1,682

Total number of mutual fund shares	52,936	76,696,745	797,411	56,890,281	302,581

Cost of mutual fund shares	$700	$1,254,059	$10,716	$314,560	$1,580

	Voya U.S. Stock Index Portfolio - Institutional Class	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$80,722	$48,842	$596	$26,064	$52,332
Total assets	80,722	48,842	596	26,064	52,332
Net assets	$80,722	$48,842	$596	$26,064	$52,332

Net assets
Accumulation units	$80,722	$48,842	$—	$26,064	$52,332
Contracts in payout (annuitization)	—	—	596	—	—
Total net assets	$80,722	$48,842	$596	$26,064	$52,332

Total number of mutual fund shares	3,832,958	4,714,509	21,480	937,889	2,607,485

Cost of mutual fund shares	$69,943	$49,863	$532	$28,769	$53,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$36,515	$49	$17,340	$24,534	$48,447
Total assets	36,515	49	17,340	24,534	48,447
Net assets	$36,515	$49	$17,340	$24,534	$48,447

Net assets
Accumulation units	$36,515	$49	$17,340	$24,534	$48,447
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$36,515	$49	$17,340	$24,534	$48,447

Total number of mutual fund shares	1,763,135	4,099	1,257,456	1,820,064	3,262,453

Cost of mutual fund shares	$36,641	$43	$19,134	$27,641	$50,684

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$37,391	$560	$703,632	$1,415,696	$113,028
Total assets	37,391	560	703,632	1,415,696	113,028
Net assets	$37,391	$560	$703,632	$1,415,696	$113,028

Net assets
Accumulation units	$37,391	$560	$703,632	$1,415,696	$113,021
Contracts in payout (annuitization)	—	—	—	—	7
Total net assets	$37,391	$560	$703,632	$1,415,696	$113,028

Total number of mutual fund shares	2,603,805	22,725	26,304,003	52,863,939	10,504,430

Cost of mutual fund shares	$39,836	$518	$721,623	$1,425,117	$109,999

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$143	$5,090	$56	$45,497	$598
Total assets	143	5,090	56	45,497	598
Net assets	$143	$5,090	$56	$45,497	$598

Net assets
Accumulation units	$143	$5,090	$56	$45,161	$594
Contracts in payout (annuitization)	—	—	—	336	4
Total net assets	$143	$5,090	$56	$45,497	$598

Total number of mutual fund shares	1,916	68,490	6,857	5,468,338	72,015

Cost of mutual fund shares	$105	$4,481	$52	$54,043	$650

	Voya Global Insights Portfolio - Adviser Class	Voya Global Insights Portfolio - Initial Class	Voya Global Insights Portfolio - Service Class	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$135	$578,939	$3,067	$3,338	$2,177
Total assets	135	578,939	3,067	3,338	2,177
Net assets	$135	$578,939	$3,067	$3,338	$2,177

Net assets
Accumulation units	$135	$576,553	$3,067	$3,338	$2,177
Contracts in payout (annuitization)	—	2,386	—	—	—
Total net assets	$135	$578,939	$3,067	$3,338	$2,177

Total number of mutual fund shares	16,086	53,704,944	343,481	179,358	118,188

Cost of mutual fund shares	$145	$682,518	$3,853	$3,060	$1,859

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Index Solution 2030 Portfolio - Service Class 2	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$366	$21,312	$16,223	$5,184	$3,530
Total assets	366	21,312	16,223	5,184	3,530
Net assets	$366	$21,312	$16,223	$5,184	$3,530

Net assets
Accumulation units	$366	$21,312	$16,223	$5,184	$3,530
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$366	$21,312	$16,223	$5,184	$3,530

Total number of mutual fund shares	20,258	1,527,750	1,183,321	388,061	159,642

Cost of mutual fund shares	$334	$18,207	$13,555	$4,405	$2,820

	Voya Index Solution 2040 Portfolio - Service Class	Voya Index Solution 2040 Portfolio - Service Class 2	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$381	$443	$17,918	$12,190	$5,826
Total assets	381	443	17,918	12,190	5,826
Net assets	$381	$443	$17,918	$12,190	$5,826

Net assets
Accumulation units	$381	$443	$17,918	$12,190	$5,826
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$381	$443	$17,918	$12,190	$5,826

Total number of mutual fund shares	17,294	20,602	1,117,797	776,902	382,758

Cost of mutual fund shares	$321	$392	$14,282	$9,471	$4,608

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Index Solution 2050 Portfolio - Initial Class	Voya Index Solution 2050 Portfolio - Service Class	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,559	$604	$148	$11,142	$15,672
Total assets	2,559	604	148	11,142	15,672
Net assets	$2,559	$604	$148	$11,142	$15,672

Net assets
Accumulation units	$2,559	$604	$148	$11,142	$15,672
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,559	$604	$148	$11,142	$15,672

Total number of mutual fund shares	107,218	25,422	6,386	507,145	725,873

Cost of mutual fund shares	$1,956	$507	$120	$8,736	$12,146

	Voya Index Solution 2055 Portfolio - Service Class 2	Voya Index Solution 2060 Portfolio - Initial Class	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$7,290	$1,108	$240	$132	$1,036
Total assets	7,290	1,108	240	132	1,036
Net assets	$7,290	$1,108	$240	$132	$1,036

Net assets
Accumulation units	$7,290	$1,108	$240	$132	$1,036
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,290	$1,108	$240	$132	$1,036

Total number of mutual fund shares	343,535	57,659	12,648	7,055	63,875

Cost of mutual fund shares	$5,751	$884	$209	$111	$816

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Index Solution 2065 Portfolio - Service Class	Voya Index Solution 2065 Portfolio - Service Class 2	Voya Index Solution 2070 Portfolio - Initial Class	Voya Index Solution 2070 Portfolio - Service Class	Voya Index Solution 2070 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$639	$287	$5	$51	$3
Total assets	639	287	5	51	3
Net assets	$639	$287	$5	$51	$3

Net assets
Accumulation units	$639	$287	$5	$51	$3
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$639	$287	$5	$51	$3

Total number of mutual fund shares	39,689	17,914	471	4,715	268

Cost of mutual fund shares	$569	$249	$5	$48	$3

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$8,574	$11,864	$2,025	$85,056	$49
Total assets	8,574	11,864	2,025	85,056	49
Net assets	$8,574	$11,864	$2,025	$85,056	$49

Net assets
Accumulation units	$8,574	$11,864	$2,025	$85,056	$49
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,574	$11,864	$2,025	$85,056	$49

Total number of mutual fund shares	805,085	1,127,784	197,015	6,443,659	3,752

Cost of mutual fund shares	$8,146	$11,368	$1,948	$67,285	$40

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Solution 2030 Portfolio - Initial Class	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$7,980	$16,567	$90	$25,736	$243,724
Total assets	7,980	16,567	90	25,736	243,724
Net assets	$7,980	$16,567	$90	$25,736	$243,724

Net assets
Accumulation units	$7,980	$16,567	$90	$25,736	$243,724
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,980	$16,567	$90	$25,736	$243,724

Total number of mutual fund shares	488,678	1,027,713	5,702	2,188,474	21,193,360

Cost of mutual fund shares	$7,477	$15,227	$86	$23,049	$226,685

	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$7,082	$2,640	$14,500	$162	$32
Total assets	7,082	2,640	14,500	162	32
Net assets	$7,082	$2,640	$14,500	$162	$32

Net assets
Accumulation units	$7,082	$2,640	$14,500	$162	$32
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$7,082	$2,640	$14,500	$162	$32

Total number of mutual fund shares	659,431	145,855	815,044	9,383	2,812

Cost of mutual fund shares	$6,429	$2,309	$12,835	$148	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$19,202	$204,194	$2,917	$1,759	$14,276
Total assets	19,202	204,194	2,917	1,759	14,276
Net assets	$19,202	$204,194	$2,917	$1,759	$14,276

Net assets
Accumulation units	$19,202	$204,194	$2,917	$1,759	$14,276
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$19,202	$204,194	$2,917	$1,759	$14,276

Total number of mutual fund shares	1,577,806	17,348,718	259,290	93,434	775,879

Cost of mutual fund shares	$16,457	$182,731	$2,344	$1,506	$12,391

	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2	Voya Solution 2060 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$185	$16,414	$80,220	$2,898	$1,261
Total assets	185	16,414	80,220	2,898	1,261
Net assets	$185	$16,414	$80,220	$2,898	$1,261

Net assets
Accumulation units	$185	$16,414	$80,220	$2,898	$1,261
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$185	$16,414	$80,220	$2,898	$1,261

Total number of mutual fund shares	10,283	1,161,659	5,898,538	214,375	93,054

Cost of mutual fund shares	$162	$14,387	$72,117	$2,479	$1,086

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class 2
Assets
Investments in mutual funds
at fair value	$8,120	$300	$1,504	$11,680	$186
Total assets	8,120	300	1,504	11,680	186
Net assets	$8,120	$300	$1,504	$11,680	$186

Net assets
Accumulation units	$8,120	$300	$1,504	$11,680	$186
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,120	$300	$1,504	$11,680	$186

Total number of mutual fund shares	615,625	22,803	135,387	1,015,648	15,981

Cost of mutual fund shares	$7,161	$272	$1,525	$11,361	$187

	Voya Solution 2070 Portfolio - Initial Class	Voya Solution 2070 Portfolio - Service Class	Voya Solution 2070 Portfolio - Service Class 2	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$13	$258	$1	$94,088	$72,841
Total assets	13	258	1	94,088	72,841
Net assets	$13	$258	$1	$94,088	$72,841

Net assets
Accumulation units	$13	$258	$1	$93,362	$72,003
Contracts in payout (annuitization)	—	—	—	726	838
Total net assets	$13	$258	$1	$94,088	$72,841

Total number of mutual fund shares	1,276	24,657	57	5,833,117	6,904,398

Cost of mutual fund shares	$13	$259	$1	$85,253	$66,725

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$9,946	$37,902	$548	$17,767	$146,776
Total assets	9,946	37,902	548	17,767	146,776
Net assets	$9,946	$37,902	$548	$17,767	$146,776

Net assets
Accumulation units	$9,946	$37,783	$548	$17,767	$146,776
Contracts in payout (annuitization)	—	119	—	—	—
Total net assets	$9,946	$37,902	$548	$17,767	$146,776

Total number of mutual fund shares	979,908	3,496,464	50,236	1,579,258	13,175,545

Cost of mutual fund shares	$9,172	$35,410	$495	$17,217	$141,769

	Voya Solution Income Portfolio - Service Class 2	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$6,068	$36,608	$55,581	$137	$110,426
Total assets	6,068	36,608	55,581	137	110,426
Net assets	$6,068	$36,608	$55,581	$137	$110,426

Net assets
Accumulation units	$6,068	$36,608	$55,581	$137	$110,051
Contracts in payout (annuitization)	—	—	—	—	375
Total net assets	$6,068	$36,608	$55,581	$137	$110,426

Total number of mutual fund shares	562,924	3,298,027	5,146,430	10,068	6,660,217

Cost of mutual fund shares	$5,904	$38,503	$58,349	$181	$144,963

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$20,465	$9,414	$121	$85,711	$580
Total assets	20,465	9,414	121	85,711	580
Net assets	$20,465	$9,414	$121	$85,711	$580

Net assets
Accumulation units	$20,465	$9,414	$121	$84,885	$580
Contracts in payout (annuitization)	—	—	—	826	—
Total net assets	$20,465	$9,414	$121	$85,711	$580

Total number of mutual fund shares	1,184,336	677,254	5,815	4,052,552	18,054

Cost of mutual fund shares	$17,507	$11,148	$110	$77,901	$650

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$255,846	$714	$3,614	$46,315	$515,939
Total assets	255,846	714	3,614	46,315	515,939
Net assets	$255,846	$714	$3,614	$46,315	$515,939

Net assets
Accumulation units	$254,137	$714	$3,614	$46,315	$515,939
Contracts in payout (annuitization)	1,709	—	—	—	—
Total net assets	$255,846	$714	$3,614	$46,315	$515,939

Total number of mutual fund shares	7,637,188	21,708	249,945	3,280,105	46,946,193

Cost of mutual fund shares	$301,484	$850	$3,704	$49,743	$518,778

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$1,580	$995	$1,452,907	$563	$85,381
Total assets	1,580	995	1,452,907	563	85,381
Net assets	$1,580	$995	$1,452,907	$563	$85,381

Net assets
Accumulation units	$1,580	$995	$1,404,070	$563	$84,835
Contracts in payout (annuitization)	—	—	48,837	—	546
Total net assets	$1,580	$995	$1,452,907	$563	$85,381

Total number of mutual fund shares	163,274	45,941	63,390,365	25,912	7,121,036

Cost of mutual fund shares	$1,670	$870	$1,357,143	$542	$74,785

	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$12,075	$510,410	$83	$336,390	$1,144
Total assets	12,075	510,410	83	336,390	1,144
Net assets	$12,075	$510,410	$83	$336,390	$1,144

Net assets
Accumulation units	$12,075	$503,660	$26	$333,832	$485
Contracts in payout (annuitization)	—	6,750	57	2,558	659
Total net assets	$12,075	$510,410	$83	$336,390	$1,144

Total number of mutual fund shares	999,574	16,566,366	2,753	15,874,926	55,403

Cost of mutual fund shares	$10,872	$400,451	$79	$299,056	$1,195

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$141,846	$375	$85,532	$197	$301,820
Total assets	141,846	375	85,532	197	301,820
Net assets	$141,846	$375	$85,532	$197	$301,820

Net assets
Accumulation units	$139,744	$375	$84,428	$197	$298,055
Contracts in payout (annuitization)	2,102	—	1,104	—	3,765
Total net assets	$141,846	$375	$85,532	$197	$301,820

Total number of mutual fund shares	6,140,535	16,480	6,027,593	14,016	3,489,249

Cost of mutual fund shares	$128,570	$377	$64,760	$158	$195,942

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$6,943	$488,690	$378	$2,466	$31,176
Total assets	6,943	488,690	378	2,466	31,176
Net assets	$6,943	$488,690	$378	$2,466	$31,176

Net assets
Accumulation units	$6,943	$488,690	$—	$2,028	$31,176
Contracts in payout (annuitization)	—	—	378	438	—
Total net assets	$6,943	$488,690	$378	$2,466	$31,176

Total number of mutual fund shares	81,173	10,232,196	7,998	89,273	1,121,423

Cost of mutual fund shares	$4,687	$283,574	$255	$2,672	$28,258

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$23,212	$223,904	$110,158	$113,704	$36,102
Total assets	23,212	223,904	110,158	113,704	36,102
Net assets	$23,212	$223,904	$110,158	$113,704	$36,102

Net assets
Accumulation units	$23,212	$223,904	$110,158	$113,669	$36,102
Contracts in payout (annuitization)	—	—	—	35	—
Total net assets	$23,212	$223,904	$110,158	$113,704	$36,102

Total number of mutual fund shares	516,162	20,317,985	7,965,174	7,740,231	3,936,927

Cost of mutual fund shares	$20,409	$222,084	$102,523	$112,077	$37,063

	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	American Funds® Washington Mutual Investors Fund - Class R-3
Assets
Investments in mutual funds
at fair value	$3	$294,167	$451	$70,660	$1,031
Total assets	3	294,167	451	70,660	1,031
Net assets	$3	$294,167	$451	$70,660	$1,031

Net assets
Accumulation units	$3	$294,167	$451	$70,660	$1,031
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$3	$294,167	$451	$70,660	$1,031

Total number of mutual fund shares	293	52,812,670	122,488	2,712,476	16,039

Cost of mutual fund shares	$3	$214,809	$403	$58,867	$926

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Assets and Liabilities
December 31, 2025
(In thousands, except number of shares)

American Funds® Washington Mutual Investors Fund - Class R-4
Assets
Investments in mutual funds
at fair value	$313,967
Total assets	313,967
Net assets	$313,967

Net assets
Accumulation units	$313,967
Contracts in payout (annuitization)	—
Total net assets	$313,967

Total number of mutual fund shares	4,858,667

Cost of mutual fund shares	$241,552

Note: The Statement of Assets and Liabilities was zero as of December 31, 2025 for the closed subaccounts listed in the Organization Note.

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	AB Relative Value Fund - Class A	AB VPS Relative Value Portfolio - Class A	abrdn Emerging Markets ex-China Fund - Institutional Class	Invesco Discovery Large Cap Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$2	$14	$1	$—	$56
Expenses:
Mortality and expense risk charges	1	13	—	1	7
Net investment income (loss)	1	1	1	(1)	49

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	96	—	2	(9)
Capital gains distributions	9	100	—	10	—
Total realized gain (loss) on investments
and capital gains distributions	9	196	—	12	(9)
Net unrealized appreciation
(depreciation) of investments	7	(114)	12	(1)	(15)
Net realized and unrealized gain (loss)
on investments	16	82	12	11	(24)
Net increase (decrease) in net assets
resulting from operations	$17	$83	$13	$10	$25

	Invesco Main Street Fund® - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Growth Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$8	$8	$—	$4	$2
Expenses:
Mortality and expense risk charges	23	45	2	—	4
Net investment income (loss)	(15)	(37)	(2)	4	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	247	(2)	11	(32)
Capital gains distributions	156	355	27	21	106
Total realized gain (loss) on investments
and capital gains distributions	155	602	25	32	74
Net unrealized appreciation
(depreciation) of investments	154	(259)	(10)	(7)	(22)
Net realized and unrealized gain (loss)
on investments	309	343	15	25	52
Net increase (decrease) in net assets
resulting from operations	$294	$306	$13	$29	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$16	$504	$213	$—	$—
Expenses:
Mortality and expense risk charges	10	1,430	137	1	—
Net investment income (loss)	6	(926)	76	(1)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	3,702	564	—	—
Capital gains distributions	147	44,629	10,178	3	—
Total realized gain (loss) on investments
and capital gains distributions	131	48,331	10,742	3	—
Net unrealized appreciation
(depreciation) of investments	(4)	(13,714)	(3,119)	5	1
Net realized and unrealized gain (loss)
on investments	127	34,617	7,623	8	1
Net increase (decrease) in net assets
resulting from operations	$133	$33,691	$7,699	$7	$1

	Invesco High Yield Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Value Opportunities Fund - Class R5
Net investment income (loss)
Investment income:
Dividends	$47	$9	$2	$—	$14
Expenses:
Mortality and expense risk charges	7	3	2	1	30
Net investment income (loss)	40	6	—	(1)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	4	3	54	212
Capital gains distributions	—	—	—	8	289
Total realized gain (loss) on investments
and capital gains distributions	(5)	4	3	62	501
Net unrealized appreciation
(depreciation) of investments	9	27	234	(34)	4
Net realized and unrealized gain (loss)
on investments	4	31	237	28	505
Net increase (decrease) in net assets
resulting from operations	$44	$37	$237	$27	$489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series I
Net investment income (loss)
Investment income:
Dividends	$—	$237	$—	$—	$1
Expenses:
Mortality and expense risk charges	528	386	—	1	—
Net investment income (loss)	(528)	(149)	—	(1)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,585	(149)	1	(1)	—
Capital gains distributions	4,731	2,724	1	23	—
Total realized gain (loss) on investments
and capital gains distributions	6,316	2,575	2	22	—
Net unrealized appreciation
(depreciation) of investments	(1,032)	2,647	(1)	(5)	1
Net realized and unrealized gain (loss)
on investments	5,284	5,222	1	17	1
Net increase (decrease) in net assets
resulting from operations	$4,756	$5,073	$1	$16	$2

	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	Allspring Core Plus Bond Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$185	$—	$—	$2,387
Expenses:
Mortality and expense risk charges	—	324	—	159	58
Net investment income (loss)	—	(139)	—	(159)	2,329

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3	615	4	909	(52)
Capital gains distributions	2	4,158	—	1,408	—
Total realized gain (loss) on investments
and capital gains distributions	5	4,773	4	2,317	(52)
Net unrealized appreciation
(depreciation) of investments	—	(1,473)	(8)	686	1,145
Net realized and unrealized gain (loss)
on investments	5	3,300	(4)	3,003	1,093
Net increase (decrease) in net assets
resulting from operations	$5	$3,161	$(4)	$2,844	$3,422

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Growth Fund - Institutional Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$1	$740	$—
Expenses:
Mortality and expense risk charges	109	51	2	1,091	883
Net investment income (loss)	(109)	(51)	(1)	(351)	(883)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,563)	4	19	2,319	10,819
Capital gains distributions	—	1,351	9	6,764	—
Total realized gain (loss) on investments
and capital gains distributions	(2,563)	1,355	28	9,083	10,819
Net unrealized appreciation
(depreciation) of investments	3,222	(826)	(24)	(13,408)	7,061
Net realized and unrealized gain (loss)
on investments	659	529	4	(4,325)	17,880
Net increase (decrease) in net assets
resulting from operations	$550	$478	$3	$(4,676)	$16,997

	Amana Income Fund - Investor Class	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$445	$16	$2	$926	$154
Expenses:
Mortality and expense risk charges	783	6	2	191	160
Net investment income (loss)	(338)	10	—	735	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,878	149	—	(982)	(77)
Capital gains distributions	3,983	46	21	—	1,012
Total realized gain (loss) on investments
and capital gains distributions	7,861	195	21	(982)	935
Net unrealized appreciation
(depreciation) of investments	4,454	(29)	(14)	1,433	777
Net realized and unrealized gain (loss)
on investments	12,315	166	7	451	1,712
Net increase (decrease) in net assets
resulting from operations	$11,977	$176	$7	$1,186	$1,706

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$2	$1,109	$55	$36	$—
Expenses:
Mortality and expense risk charges	2	1,355	33	198	1
Net investment income (loss)	—	(246)	22	(162)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	5,986	126	353	(1)
Capital gains distributions	35	12,341	198	2,912	8
Total realized gain (loss) on investments
and capital gains distributions	37	18,327	324	3,265	7
Net unrealized appreciation
(depreciation) of investments	51	14,040	132	(658)	(1)
Net realized and unrealized gain (loss)
on investments	88	32,367	456	2,607	6
Net increase (decrease) in net assets
resulting from operations	$88	$32,121	$478	$2,445	$5

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$12	$194	$35	$57	$92
Expenses:
Mortality and expense risk charges	86	102	12	166	298
Net investment income (loss)	(74)	92	23	(109)	(206)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(280)	224	2	37	413
Capital gains distributions	943	1,993	146	1,373	3,202
Total realized gain (loss) on investments
and capital gains distributions	663	2,217	148	1,410	3,615
Net unrealized appreciation
(depreciation) of investments	461	563	157	671	855
Net realized and unrealized gain (loss)
on investments	1,124	2,780	305	2,081	4,470
Net increase (decrease) in net assets
resulting from operations	$1,050	$2,872	$328	$1,972	$4,264

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$12	$350	$1,141	$1	$888
Expenses:
Mortality and expense risk charges	6	200	248	1	568
Net investment income (loss)	6	150	893	—	320

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	25	832	(1,560)	—	1,823
Capital gains distributions	55	1,863	—	5	2,913
Total realized gain (loss) on investments
and capital gains distributions	80	2,695	(1,560)	5	4,736
Net unrealized appreciation
(depreciation) of investments	(11)	(553)	2,281	5	377
Net realized and unrealized gain (loss)
on investments	69	2,142	721	10	5,113
Net increase (decrease) in net assets
resulting from operations	$75	$2,292	$1,614	$10	$5,433

	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc. - Class L	Columbia Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$430	$13	$189	$215	$—
Expenses:
Mortality and expense risk charges	141	6	72	71	—
Net investment income (loss)	289	7	117	144	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	444	4	(208)	205	(1)
Capital gains distributions	709	88	42	—	—
Total realized gain (loss) on investments
and capital gains distributions	1,153	92	(166)	205	(1)
Net unrealized appreciation
(depreciation) of investments	936	97	220	(217)	4
Net realized and unrealized gain (loss)
on investments	2,089	189	54	(12)	3
Net increase (decrease) in net assets
resulting from operations	$2,378	$196	$171	$132	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class S Shares	Columbia Intrinsic Value Fund - Institutional Class	Columbia Variable Portfolio - Acorn Fund	Columbia Variable Portfolio - Acorn International Fund
Net investment income (loss)
Investment income:
Dividends	$49	$2	$180	$—	$316
Expenses:
Mortality and expense risk charges	74	1	138	745	184
Net investment income (loss)	(25)	1	42	(745)	132

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	238	(3)	(237)	(5,869)	(1,743)
Capital gains distributions	470	14	964	—	123
Total realized gain (loss) on investments
and capital gains distributions	708	11	727	(5,869)	(1,620)
Net unrealized appreciation
(depreciation) of investments	236	16	1,730	9,358	4,318
Net realized and unrealized gain (loss)
on investments	944	27	2,457	3,489	2,698
Net increase (decrease) in net assets
resulting from operations	$919	$28	$2,499	$2,744	$2,830

	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Nomura Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S
Net investment income (loss)
Investment income:
Dividends	$—	$4	$39	$32	$—
Expenses:
Mortality and expense risk charges	—	3	26	25	1
Net investment income (loss)	—	1	13	7	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	19	(92)	(53)	—
Capital gains distributions	1	7	345	331	3
Total realized gain (loss) on investments
and capital gains distributions	1	26	253	278	3
Net unrealized appreciation
(depreciation) of investments	—	36	(65)	94	(1)
Net realized and unrealized gain (loss)
on investments	1	62	188	372	2
Net increase (decrease) in net assets
resulting from operations	$1	$63	$201	$379	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$1	$491	$32	$2	$—
Expenses:
Mortality and expense risk charges	—	16	1	—	—
Net investment income (loss)	1	475	31	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	36	2	—	18
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	36	2	—	18
Net unrealized appreciation
(depreciation) of investments	5	388	6	10	(7)
Net realized and unrealized gain (loss)
on investments	5	424	8	10	11
Net increase (decrease) in net assets
resulting from operations	$6	$899	$39	$12	$11

	Dodge & Cox Stock Fund - Class I Shares	Driehaus Emerging Markets Growth Fund - Institutional Share Class	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EUPAC Fund® - Class R-3	American Funds® EUPAC Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$5	$24	$—	$32	$8,752
Expenses:
Mortality and expense risk charges	3	1	—	6	2,446
Net investment income (loss)	2	23	—	26	6,306

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	43	—	31	8,181
Capital gains distributions	29	—	—	121	31,051
Total realized gain (loss) on investments
and capital gains distributions	30	43	—	152	39,232
Net unrealized appreciation
(depreciation) of investments	9	237	—	91	24,379
Net realized and unrealized gain (loss)
on investments	39	280	—	243	63,611
Net increase (decrease) in net assets
resulting from operations	$41	$303	$—	$269	$69,917

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	American Funds® EUPAC Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® Focused Emerging Markets Fund - Class Z	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$333	$7	$194	$1,111	$—
Expenses:
Mortality and expense risk charges	12	1	12	110	44
Net investment income (loss)	321	6	182	1,001	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	11	—	183	2,278	115
Capital gains distributions	1,072	17	—	—	497
Total realized gain (loss) on investments
and capital gains distributions	1,083	17	183	2,278	612
Net unrealized appreciation
(depreciation) of investments	1,142	24	3,039	11,850	290
Net realized and unrealized gain (loss)
on investments	2,225	41	3,222	14,128	902
Net increase (decrease) in net assets
resulting from operations	$2,546	$47	$3,404	$15,129	$858

	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund	Fidelity® Total International Index Fund	Fidelity® U.S. Bond Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$315	$310	$190	$3	$4,509
Expenses:
Mortality and expense risk charges	33	32	6	—	2,516
Net investment income (loss)	282	278	184	3	1,993

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	709	460	127	—	10,474
Capital gains distributions	—	—	—	—	13,987
Total realized gain (loss) on investments
and capital gains distributions	709	460	127	—	24,461
Net unrealized appreciation
(depreciation) of investments	1,748	2,550	1,068	(3)	15,247
Net realized and unrealized gain (loss)
on investments	2,457	3,010	1,195	(3)	39,708
Net increase (decrease) in net assets
resulting from operations	$2,739	$3,288	$1,379	$—	$41,701

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1,831	$672	$488	$2,637	$5,695
Expenses:
Mortality and expense risk charges	6,010	116	308	17,065	5,452
Net investment income (loss)	(4,179)	556	180	(14,428)	243

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	28,393	(136)	904	71,909	27,237
Capital gains distributions	81,619	—	2,706	302,129	2,534
Total realized gain (loss) on investments
and capital gains distributions	110,012	(136)	3,610	374,038	29,771
Net unrealized appreciation
(depreciation) of investments	(22,830)	450	1,184	(8,978)	45,850
Net realized and unrealized gain (loss)
on investments	87,182	314	4,794	365,060	75,621
Net increase (decrease) in net assets
resulting from operations	$83,003	$870	$4,974	$350,632	$75,864

	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$395	$17	$11	$2	$—
Expenses:
Mortality and expense risk charges	182	7	3	1	1
Net investment income (loss)	213	10	8	1	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	277	4	—	—	1
Capital gains distributions	728	98	40	—	8
Total realized gain (loss) on investments
and capital gains distributions	1,005	102	40	—	9
Net unrealized appreciation
(depreciation) of investments	816	96	106	30	(8)
Net realized and unrealized gain (loss)
on investments	1,821	198	146	30	1
Net increase (decrease) in net assets
resulting from operations	$2,034	$208	$154	$31	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$1,072	$127	$—	$—	$1,604
Expenses:
Mortality and expense risk charges	888	12	3	63	6,372
Net investment income (loss)	184	115	(3)	(63)	(4,768)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,315)	11	(10)	223	27,429
Capital gains distributions	8,357	620	81	899	66,901
Total realized gain (loss) on investments
and capital gains distributions	5,042	631	71	1,122	94,330
Net unrealized appreciation
(depreciation) of investments	989	(37)	(50)	376	24,781
Net realized and unrealized gain (loss)
on investments	6,031	594	21	1,498	119,111
Net increase (decrease) in net assets
resulting from operations	$6,215	$709	$18	$1,435	$114,343

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$46	$3	$793
Expenses:
Mortality and expense risk charges	—	—	28	—	408
Net investment income (loss)	—	—	18	3	385

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	15	1	589
Capital gains distributions	—	1	204	109	2,797
Total realized gain (loss) on investments
and capital gains distributions	1	1	219	110	3,386
Net unrealized appreciation
(depreciation) of investments	(1)	—	482	(71)	(111)
Net realized and unrealized gain (loss)
on investments	—	1	701	39	3,275
Net increase (decrease) in net assets
resulting from operations	$—	$1	$719	$42	$3,660

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	American Funds® The Income Fund of America® - Class R-3	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$14	$1	$—	$—	$—
Expenses:
Mortality and expense risk charges	2	—	3	—	1
Net investment income (loss)	12	1	(3)	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	5	22	(1)	2
Capital gains distributions	25	1	16	—	4
Total realized gain (loss) on investments
and capital gains distributions	31	6	38	(1)	6
Net unrealized appreciation
(depreciation) of investments	18	(1)	(18)	1	3
Net realized and unrealized gain (loss)
on investments	49	5	20	—	9
Net increase (decrease) in net assets
resulting from operations	$61	$6	$17	$—	$8

	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares
Net investment income (loss)
Investment income:
Dividends	$—	$116	$31	$412	$75
Expenses:
Mortality and expense risk charges	1	24	1	190	29
Net investment income (loss)	(1)	92	30	222	46

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	217	1	3,657	25
Capital gains distributions	4	621	—	15,930	324
Total realized gain (loss) on investments
and capital gains distributions	4	838	1	19,587	349
Net unrealized appreciation
(depreciation) of investments	5	(31)	33	1,148	298
Net realized and unrealized gain (loss)
on investments	9	807	34	20,735	647
Net increase (decrease) in net assets
resulting from operations	$8	$899	$64	$20,957	$693

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	ClearBridge Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Bond Debenture Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$—	$—	$89	$35	$—
Expenses:
Mortality and expense risk charges	4	1	94	11	—
Net investment income (loss)	(4)	(1)	(5)	24	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(16)	—	(338)	2	—
Capital gains distributions	59	4	1,458	—	—
Total realized gain (loss) on investments
and capital gains distributions	43	4	1,120	2	—
Net unrealized appreciation
(depreciation) of investments	13	—	(725)	13	—
Net realized and unrealized gain (loss)
on investments	56	4	395	15	—
Net increase (decrease) in net assets
resulting from operations	$52	$3	$390	$39	$—

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$524	$3	$1
Expenses:
Mortality and expense risk charges	—	—	101	6	2
Net investment income (loss)	—	1	423	(3)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(233)	18	(3)
Capital gains distributions	—	—	—	46	18
Total realized gain (loss) on investments
and capital gains distributions	—	—	(233)	64	15
Net unrealized appreciation
(depreciation) of investments	1	1	313	(16)	(16)
Net realized and unrealized gain (loss)
on investments	1	1	80	48	(1)
Net increase (decrease) in net assets
resulting from operations	$1	$2	$503	$45	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Massachusetts Investors Growth Stock Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$205	$—	$—	$20
Expenses:
Mortality and expense risk charges	—	588	1	5	11
Net investment income (loss)	—	(383)	(1)	(5)	9

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	801	16	(8)	(30)
Capital gains distributions	1	5,116	7	—	79
Total realized gain (loss) on investments
and capital gains distributions	1	5,917	23	(8)	49
Net unrealized appreciation
(depreciation) of investments	1	(1,791)	(19)	63	247
Net realized and unrealized gain (loss)
on investments	2	4,126	4	55	296
Net increase (decrease) in net assets
resulting from operations	$2	$3,743	$3	$50	$305

	Neuberger Genesis Fund - Trust Class Shares	Neuberger Quality Equity Fund - Institutional Class Shares	Neuberger Quality Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$1	$—	$—	$14	$3,953
Expenses:
Mortality and expense risk charges	5	—	188	7	2,868
Net investment income (loss)	(4)	—	(188)	7	1,085

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	—	975	62	13,588
Capital gains distributions	74	3	465	101	21,033
Total realized gain (loss) on investments
and capital gains distributions	83	3	1,440	163	34,621
Net unrealized appreciation
(depreciation) of investments	(110)	2	1,640	146	33,462
Net realized and unrealized gain (loss)
on investments	(27)	5	3,080	309	68,083
Net increase (decrease) in net assets
resulting from operations	$(31)	$5	$2,892	$316	$69,168

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	American Funds® New World Fund® - Class R-4	NYLI CBRE Real Estate Fund - Class A	Nomura Mid Cap Growth Fund - Institutional Class	Nomura Science and Technology Fund - Class Y	Nuveen Global Infrastructure Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$15	$5	$—	$—	$75
Expenses:
Mortality and expense risk charges	12	1	—	518	33
Net investment income (loss)	3	4	—	(518)	42

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	44	(22)	—	(3,522)	56
Capital gains distributions	61	—	8	8,029	213
Total realized gain (loss) on investments
and capital gains distributions	105	(22)	8	4,507	269
Net unrealized appreciation
(depreciation) of investments	170	16	(7)	10,252	106
Net realized and unrealized gain (loss)
on investments	275	(6)	1	14,759	375
Net increase (decrease) in net assets
resulting from operations	$278	$(2)	$1	$14,241	$417

	Parnassus Core Equity Fund℠ - Investor Shares	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Net investment income (loss)
Investment income:
Dividends	$40	$377	$1,967	$456	$8
Expenses:
Mortality and expense risk charges	77	47	487	8	4
Net investment income (loss)	(37)	330	1,480	448	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,463	(247)	(286)	26	—
Capital gains distributions	8,202	—	—	—	34
Total realized gain (loss) on investments
and capital gains distributions	10,665	(247)	(286)	26	34
Net unrealized appreciation
(depreciation) of investments	(5,173)	674	2,759	72	—
Net realized and unrealized gain (loss)
on investments	5,492	427	2,473	98	34
Net increase (decrease) in net assets
resulting from operations	$5,455	$757	$3,953	$546	$38

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	T. Rowe Price Diversified Mid-Cap Growth Fund - I Class	T. Rowe Price Large-Cap Growth Fund - I Class
Net investment income (loss)
Investment income:
Dividends	$—	$73	$175	$—	$—
Expenses:
Mortality and expense risk charges	—	79	219	47	—
Net investment income (loss)	—	(6)	(44)	(47)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	118	919	392	—
Capital gains distributions	1	293	961	2,857	87
Total realized gain (loss) on investments
and capital gains distributions	1	411	1,880	3,249	87
Net unrealized appreciation
(depreciation) of investments	(1)	(481)	1,067	509	21
Net realized and unrealized gain (loss)
on investments	—	(70)	2,947	3,758	108
Net increase (decrease) in net assets
resulting from operations	$—	$(76)	$2,903	$3,711	$108

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Securitized Bond Fund - Class N	TCW MetWest Total Return Bond Fund - Class I Shares	TCW MetWest Total Return Bond Fund - Class M Shares
Net investment income (loss)
Investment income:
Dividends	$3	$4	$471	$—	$752
Expenses:
Mortality and expense risk charges	2	7	71	—	153
Net investment income (loss)	1	(3)	400	—	599

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	25	(672)	—	(910)
Capital gains distributions	13	24	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	13	49	(672)	—	(910)
Net unrealized appreciation
(depreciation) of investments	(1)	19	764	—	1,546
Net realized and unrealized gain (loss)
on investments	12	68	92	—	636
Net increase (decrease) in net assets
resulting from operations	$13	$65	$492	$—	$1,235

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Equity Fund - Class R4
Net investment income (loss)
Investment income:
Dividends	$10	$623	$3,012	$1	$—
Expenses:
Mortality and expense risk charges	2	46	489	1	—
Net investment income (loss)	8	577	2,523	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	(1,541)	(4,235)	(2)	—
Capital gains distributions	—	—	—	4	—
Total realized gain (loss) on investments
and capital gains distributions	8	(1,541)	(4,235)	2	—
Net unrealized appreciation
(depreciation) of investments	46	2,506	9,082	7	—
Net realized and unrealized gain (loss)
on investments	54	965	4,847	9	—
Net increase (decrease) in net assets
resulting from operations	$62	$1,542	$7,370	$9	$—

	Touchstone Value Fund - Institutional Class	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Target Retirement 2020 Fund - Investor Shares	Vanguard® Target Retirement 2025 Fund - Investor Shares	Vanguard® Target Retirement 2030 Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$—	$22	$350	$721	$552
Expenses:
Mortality and expense risk charges	—	6	15	29	23
Net investment income (loss)	—	16	335	692	529

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(22)	65	80	158
Capital gains distributions	2	—	512	1,065	283
Total realized gain (loss) on investments
and capital gains distributions	2	(22)	577	1,145	441
Net unrealized appreciation
(depreciation) of investments	—	40	466	1,463	1,912
Net realized and unrealized gain (loss)
on investments	2	18	1,043	2,608	2,353
Net increase (decrease) in net assets
resulting from operations	$2	$34	$1,378	$3,300	$2,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Vanguard® Target Retirement 2035 Fund - Investor Shares	Vanguard® Target Retirement 2040 Fund - Investor Shares	Vanguard® Target Retirement 2045 Fund - Investor Shares	Vanguard® Target Retirement 2050 Fund - Investor Shares	Vanguard® Target Retirement 2055 Fund - Investor Shares
Net investment income (loss)
Investment income:
Dividends	$523	$232	$358	$70	$131
Expenses:
Mortality and expense risk charges	23	11	17	3	6
Net investment income (loss)	500	221	341	67	125

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	93	94	44	34	17
Capital gains distributions	102	45	55	—	—
Total realized gain (loss) on investments
and capital gains distributions	195	139	99	34	17
Net unrealized appreciation
(depreciation) of investments	2,397	1,248	2,218	451	901
Net realized and unrealized gain (loss)
on investments	2,592	1,387	2,317	485	918
Net increase (decrease) in net assets
resulting from operations	$3,092	$1,608	$2,658	$552	$1,043

	Vanguard® Target Retirement 2060 Fund - Investor Shares	Vanguard® Target Retirement 2065 Fund - Investor Shares	Vanguard® Target Retirement 2070 Fund - Investor Shares	Vanguard® Target Retirement Income Fund - Investor Shares	Vanguard® Explorer™ Fund - Admiral™ Shares
Net investment income (loss)
Investment income:
Dividends	$31	$12	$5	$702	$21
Expenses:
Mortality and expense risk charges	1	—	—	25	4
Net investment income (loss)	30	12	5	677	17

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	2	1	90	48
Capital gains distributions	—	—	—	342	248
Total realized gain (loss) on investments
and capital gains distributions	9	2	1	432	296
Net unrealized appreciation
(depreciation) of investments	192	68	25	1,112	(70)
Net realized and unrealized gain (loss)
on investments	201	70	26	1,544	226
Net increase (decrease) in net assets
resulting from operations	$231	$82	$31	$2,221	$243
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$1,069	$1,771	$19	$3	$5
Expenses:
Mortality and expense risk charges	51	52	5	1	2
Net investment income (loss)	1,018	1,719	14	2	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	450	—	11	27	3
Capital gains distributions	3,513	—	—	18	14
Total realized gain (loss) on investments
and capital gains distributions	3,963	—	11	45	17
Net unrealized appreciation
(depreciation) of investments	1,828	—	105	(30)	9
Net realized and unrealized gain (loss)
on investments	5,791	—	116	15	26
Net increase (decrease) in net assets
resulting from operations	$6,809	$1,719	$130	$17	$29

	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6
Net investment income (loss)
Investment income:
Dividends	$—	$82	$1	$117	$192
Expenses:
Mortality and expense risk charges	1	10	1	175	22
Net investment income (loss)	(1)	72	—	(58)	170

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	345	(1)	409	(293)
Capital gains distributions	7	—	—	563	623
Total realized gain (loss) on investments
and capital gains distributions	6	345	(1)	972	330
Net unrealized appreciation
(depreciation) of investments	(1)	920	5	(713)	(71)
Net realized and unrealized gain (loss)
on investments	5	1,265	4	259	259
Net increase (decrease) in net assets
resulting from operations	$4	$1,337	$4	$201	$429

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Victory Core Plus Intermediate Bond Fund - Class A Shares	Victory Precious Metals and Minerals Fund - Class A Shares	Victory Pioneer Equity Income Fund - Class Y Shares	Victory Pioneer High Yield Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$—	$14	$70	$8	$15
Expenses:
Mortality and expense risk charges	—	1	367	—	2
Net investment income (loss)	—	13	(297)	8	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	5,595	(10)	(8)
Capital gains distributions	—	—	—	23	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	5,595	13	(8)
Net unrealized appreciation
(depreciation) of investments	—	11	26,797	17	12
Net realized and unrealized gain (loss)
on investments	—	11	32,392	30	4
Net increase (decrease) in net assets
resulting from operations	$—	$24	$32,095	$38	$17

	Victory Pioneer Strategic Income Fund - Class A Shares	Victory Pioneer Equity Income VCT Portfolio - Class I	Victory Pioneer High Yield VCT Portfolio - Class I	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$44	$—	$887	$3	$—
Expenses:
Mortality and expense risk charges	7	—	148	1	—
Net investment income (loss)	37	—	739	2	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4)	—	(253)	—	—
Capital gains distributions	—	—	—	12	1
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	(253)	12	1
Net unrealized appreciation
(depreciation) of investments	47	—	518	(4)	—
Net realized and unrealized gain (loss)
on investments	43	—	265	8	1
Net increase (decrease) in net assets
resulting from operations	$80	$—	$1,004	$10	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Virtus NFJ Small-Cap Value Fund - Class A	Virtus Duff & Phelps Global Real Estate Securities Fund - Class A	Voya Corporate Leaders® 100 Fund - Class I	Voya Large Cap Value Fund - Class A	Voya Floating Rate Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$386	$1	$51
Expenses:
Mortality and expense risk charges	—	—	233	—	8
Net investment income (loss)	—	—	153	1	43

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	858	(1)	(80)
Capital gains distributions	—	—	1,773	7	—
Total realized gain (loss) on investments
and capital gains distributions	—	—	2,631	6	(80)
Net unrealized appreciation
(depreciation) of investments	—	—	1,035	4	58
Net realized and unrealized gain (loss)
on investments	—	—	3,666	10	(22)
Net increase (decrease) in net assets
resulting from operations	$—	$—	$3,819	$11	$21

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Short Duration High Income Fund - Class A	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$125	$12	$28	$23,484	$14,459
Expenses:
Mortality and expense risk charges	33	2	5	3,498	2,443
Net investment income (loss)	92	10	23	19,986	12,016

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(211)	(39)	(1)	—	(4,570)
Capital gains distributions	—	—	—	449	—
Total realized gain (loss) on investments
and capital gains distributions	(211)	(39)	(1)	449	(4,570)
Net unrealized appreciation
(depreciation) of investments	336	49	(6)	—	12,912
Net realized and unrealized gain (loss)
on investments	125	10	(7)	449	8,342
Net increase (decrease) in net assets
resulting from operations	$217	$20	$16	$20,435	$20,358

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$69	$9,176	$303	$—	$1
Expenses:
Mortality and expense risk charges	5	1,989	38	—	—
Net investment income (loss)	64	7,187	265	—	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	10	975	(187)	—	1
Capital gains distributions	—	8,787	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	10	9,762	(187)	—	1
Net unrealized appreciation
(depreciation) of investments	33	2,654	558	—	—
Net realized and unrealized gain (loss)
on investments	43	12,416	371	—	1
Net increase (decrease) in net assets
resulting from operations	$107	$19,603	$636	$—	$2

	Voya High Yield Portfolio - Institutional Class	Voya Inflation Protected Bond Plus Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$6,560	$—	$—	$—	$—
Expenses:
Mortality and expense risk charges	718	—	—	6,780	82
Net investment income (loss)	5,842	—	—	(6,780)	(82)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,073)	—	6	(4,223)	(366)
Capital gains distributions	—	—	9	79,683	1,032
Total realized gain (loss) on investments
and capital gains distributions	(1,073)	—	15	75,460	666
Net unrealized appreciation
(depreciation) of investments	3,307	—	16	51,767	739
Net realized and unrealized gain (loss)
on investments	2,234	—	31	127,227	1,405
Net increase (decrease) in net assets
resulting from operations	$8,076	$—	$31	$120,447	$1,323

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$4,402	$19	$—	$1,149
Expenses:
Mortality and expense risk charges	—	3,157	14	—	300
Net investment income (loss)	—	1,245	5	—	849

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2	(35,322)	36	—	1,390
Capital gains distributions	—	50,928	255	—	7,369
Total realized gain (loss) on investments
and capital gains distributions	2	15,606	291	—	8,759
Net unrealized appreciation
(depreciation) of investments	(2)	20,777	(124)	—	1,957
Net realized and unrealized gain (loss)
on investments	—	36,383	167	—	10,716
Net increase (decrease) in net assets
resulting from operations	$—	$37,628	$172	$—	$11,565

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,477	$20	$738	$1,703	$920
Expenses:
Mortality and expense risk charges	386	6	249	222	310
Net investment income (loss)	1,091	14	489	1,481	610

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,083)	17	(805)	1,044	(906)
Capital gains distributions	—	—	—	8,997	6,115
Total realized gain (loss) on investments
and capital gains distributions	(1,083)	17	(805)	10,041	5,209
Net unrealized appreciation
(depreciation) of investments	2,853	(35)	60	(4,509)	(1,175)
Net realized and unrealized gain (loss)
on investments	1,770	(18)	(745)	5,532	4,034
Net increase (decrease) in net assets
resulting from operations	$2,861	$(4)	$(256)	$7,013	$4,644

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$—	$138	$150	$—	$331
Expenses:
Mortality and expense risk charges	—	154	206	—	242
Net investment income (loss)	—	(16)	(56)	—	89

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(941)	(972)	1	(3,107)
Capital gains distributions	11	3,205	4,749	—	6,796
Total realized gain (loss) on investments
and capital gains distributions	11	2,264	3,777	1	3,689
Net unrealized appreciation
(depreciation) of investments	2	2,205	2,743	(1)	(2,426)
Net realized and unrealized gain (loss)
on investments	13	4,469	6,520	—	1,263
Net increase (decrease) in net assets
resulting from operations	$13	$4,453	$6,464	$—	$1,352

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$124	$10	$15,706	$28,179	$—
Expenses:
Mortality and expense risk charges	359	2	3,098	12,795	—
Net investment income (loss)	(235)	8	12,608	15,384	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1,938)	1	3,205	2,062	96
Capital gains distributions	4,829	79	95,077	188,728	—
Total realized gain (loss) on investments
and capital gains distributions	2,891	80	98,282	190,790	96
Net unrealized appreciation
(depreciation) of investments	(1,837)	(31)	(33,733)	(63,626)	(68)
Net realized and unrealized gain (loss)
on investments	1,054	49	64,549	127,164	28
Net increase (decrease) in net assets
resulting from operations	$819	$57	$77,157	$142,548	$28

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$1,676	$2	$85	$2	$1,730
Expenses:
Mortality and expense risk charges	703	1	34	—	390
Net investment income (loss)	973	1	51	2	1,340

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,070)	1	(5)	1	(1,399)
Capital gains distributions	11,700	9	310	—	—
Total realized gain (loss) on investments
and capital gains distributions	8,630	10	305	1	(1,399)
Net unrealized appreciation
(depreciation) of investments	4,440	29	691	2	3,385
Net realized and unrealized gain (loss)
on investments	13,070	39	996	3	1,986
Net increase (decrease) in net assets
resulting from operations	$14,043	$40	$1,047	$5	$3,326

	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Adviser Class	Voya Global Insights Portfolio - Initial Class	Voya Global Insights Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$21	$—	$2,139	$5	$411
Expenses:
Mortality and expense risk charges	3	—	5,409	28	41
Net investment income (loss)	18	—	(3,270)	(23)	370

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	(36)	(51,800)	(319)	(65)
Capital gains distributions	—	11	38,923	243	117
Total realized gain (loss) on investments
and capital gains distributions	(14)	(25)	(12,877)	(76)	52
Net unrealized appreciation
(depreciation) of investments	40	53	129,215	691	55
Net realized and unrealized gain (loss)
on investments	26	28	116,338	615	107
Net increase (decrease) in net assets
resulting from operations	$44	$28	$113,068	$592	$477

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service Class 2	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class	Voya Index Solution 2030 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$604	$99	$53	$51	$4
Expenses:
Mortality and expense risk charges	44	7	13	5	1
Net investment income (loss)	560	92	40	46	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(68)	22	87	9	—
Capital gains distributions	185	33	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	117	55	87	9	—
Net unrealized appreciation
(depreciation) of investments	33	(26)	149	202	24
Net realized and unrealized gain (loss)
on investments	150	29	236	211	24
Net increase (decrease) in net assets
resulting from operations	$710	$121	$276	$257	$27

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2040 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$505	$349	$103	$61	$6
Expenses:
Mortality and expense risk charges	193	91	27	25	2
Net investment income (loss)	312	258	76	36	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	444	80	52	33	16
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	444	80	52	33	16
Net unrealized appreciation
(depreciation) of investments	2,267	1,904	588	382	30
Net realized and unrealized gain (loss)
on investments	2,711	1,984	640	415	46
Net increase (decrease) in net assets
resulting from operations	$3,023	$2,242	$716	$451	$50

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Index Solution 2040 Portfolio - Service Class 2	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2	Voya Index Solution 2050 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$7	$337	$204	$84	$39
Expenses:
Mortality and expense risk charges	1	166	71	27	18
Net investment income (loss)	6	171	133	57	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	459	190	16	28
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	459	190	16	28
Net unrealized appreciation
(depreciation) of investments	50	2,279	1,673	839	343
Net realized and unrealized gain (loss)
on investments	50	2,738	1,863	855	371
Net increase (decrease) in net assets
resulting from operations	$56	$2,909	$1,996	$912	$392

	Voya Index Solution 2050 Portfolio - Service Class	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$8	$2	$173	$229	$82
Expenses:
Mortality and expense risk charges	4	—	93	116	29
Net investment income (loss)	4	2	80	113	53

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	18	—	151	262	47
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	18	—	151	262	47
Net unrealized appreciation
(depreciation) of investments	70	20	1,529	2,165	993
Net realized and unrealized gain (loss)
on investments	88	20	1,680	2,427	1,040
Net increase (decrease) in net assets
resulting from operations	$92	$22	$1,760	$2,540	$1,093

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Index Solution 2060 Portfolio - Initial Class	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$15	$4	$2	$11	$3
Expenses:
Mortality and expense risk charges	8	2	—	8	3
Net investment income (loss)	7	2	2	3	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	32	15	17	18
Capital gains distributions	—	—	—	1	—
Total realized gain (loss) on investments
and capital gains distributions	24	32	15	18	18
Net unrealized appreciation
(depreciation) of investments	135	10	11	138	37
Net realized and unrealized gain (loss)
on investments	159	42	26	156	55
Net increase (decrease) in net assets
resulting from operations	$166	$44	$28	$159	$55

	Voya Index Solution 2065 Portfolio - Service Class 2	Voya Index Solution 2070 Portfolio - Initial Class	Voya Index Solution 2070 Portfolio - Service Class	Voya Index Solution 2070 Portfolio - Service Class 2	Voya Index Solution Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$—	$—	$—	$75
Expenses:
Mortality and expense risk charges	—	—	—	—	37
Net investment income (loss)	2	—	—	—	38

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	—	—	—	11
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	5	—	—	—	11
Net unrealized appreciation
(depreciation) of investments	25	—	3	—	402
Net realized and unrealized gain (loss)
on investments	30	—	3	—	413
Net increase (decrease) in net assets
resulting from operations	$32	$—	$3	$—	$451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$48	$10	$—	$2,958	$2
Expenses:
Mortality and expense risk charges	36	8	—	636	—
Net investment income (loss)	12	2	—	2,322	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	8	11	15	(272)	—
Capital gains distributions	—	—	—	1,319	1
Total realized gain (loss) on investments
and capital gains distributions	8	11	15	1,047	1
Net unrealized appreciation
(depreciation) of investments	508	92	(11)	17,893	8
Net realized and unrealized gain (loss)
on investments	516	103	4	18,940	9
Net increase (decrease) in net assets
resulting from operations	$528	$105	$4	$21,262	$11

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class 2	Voya Solution 2030 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$11	$541	$5,549	$197	$121
Expenses:
Mortality and expense risk charges	1	61	660	15	54
Net investment income (loss)	10	480	4,889	182	67

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	29	(12,396)	(455)	126
Capital gains distributions	15	594	6,628	245	122
Total realized gain (loss) on investments
and capital gains distributions	42	623	(5,768)	(210)	248
Net unrealized appreciation
(depreciation) of investments	(35)	(346)	8,694	318	303
Net realized and unrealized gain (loss)
on investments	7	277	2,926	108	551
Net increase (decrease) in net assets
resulting from operations	$17	$757	$7,815	$290	$618

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$319	$1	$—	$581	$5,242
Expenses:
Mortality and expense risk charges	131	—	—	212	2,033
Net investment income (loss)	188	1	—	369	3,209

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	563	1	4	(293)	328
Capital gains distributions	348	1	1	789	7,829
Total realized gain (loss) on investments
and capital gains distributions	911	2	5	496	8,157
Net unrealized appreciation
(depreciation) of investments	632	4	(3)	2,432	20,215
Net realized and unrealized gain (loss)
on investments	1,543	6	2	2,928	28,372
Net increase (decrease) in net assets
resulting from operations	$1,731	$7	$2	$3,297	$31,581

	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2	Voya Solution 2045 Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$164	$43	$225	$1	$—
Expenses:
Mortality and expense risk charges	33	24	121	1	—
Net investment income (loss)	131	19	104	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(60)	69	587	2	—
Capital gains distributions	258	79	452	3	1
Total realized gain (loss) on investments
and capital gains distributions	198	148	1,039	5	1
Net unrealized appreciation
(depreciation) of investments	679	172	767	10	3
Net realized and unrealized gain (loss)
on investments	877	320	1,806	15	4
Net increase (decrease) in net assets
resulting from operations	$1,008	$339	$1,910	$15	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$358	$3,517	$56	$24	$180
Expenses:
Mortality and expense risk charges	157	1,667	15	14	109
Net investment income (loss)	201	1,850	41	10	71

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(326)	311	(73)	27	122
Capital gains distributions	697	7,676	137	88	723
Total realized gain (loss) on investments
and capital gains distributions	371	7,987	64	115	845
Net unrealized appreciation
(depreciation) of investments	2,371	21,266	440	110	935
Net realized and unrealized gain (loss)
on investments	2,742	29,253	504	225	1,780
Net increase (decrease) in net assets
resulting from operations	$2,943	$31,103	$545	$235	$1,851

	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2	Voya Solution 2060 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$273	$1,235	$39	$19
Expenses:
Mortality and expense risk charges	1	134	617	11	11
Net investment income (loss)	1	139	618	28	8

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	(130)	(199)	(61)	5
Capital gains distributions	10	1,002	5,099	176	71
Total realized gain (loss) on investments
and capital gains distributions	11	872	4,900	115	76
Net unrealized appreciation
(depreciation) of investments	13	1,509	6,897	297	92
Net realized and unrealized gain (loss)
on investments	24	2,381	11,797	412	168
Net increase (decrease) in net assets
resulting from operations	$25	$2,520	$12,415	$440	$176
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class 2
Net investment income (loss)
Investment income:
Dividends	$107	$3	$43	$297	$4
Expenses:
Mortality and expense risk charges	57	1	17	84	1
Net investment income (loss)	50	2	26	213	3

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	103	1	105	58	2
Capital gains distributions	443	16	179	1,327	21
Total realized gain (loss) on investments
and capital gains distributions	546	17	284	1,385	23
Net unrealized appreciation
(depreciation) of investments	480	19	(59)	72	(2)
Net realized and unrealized gain (loss)
on investments	1,026	36	225	1,457	21
Net increase (decrease) in net assets
resulting from operations	$1,076	$38	$251	$1,670	$24

	Voya Solution 2070 Portfolio - Initial Class	Voya Solution 2070 Portfolio - Service Class	Voya Solution 2070 Portfolio - Service Class 2	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$5	$—	$1,699	$1,613
Expenses:
Mortality and expense risk charges	—	—	—	865	645
Net investment income (loss)	—	5	—	834	968

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	—	503	341
Capital gains distributions	—	—	—	5,387	1,928
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	5,890	2,269
Net unrealized appreciation
(depreciation) of investments	—	—	—	6,254	4,517
Net realized and unrealized gain (loss)
on investments	—	—	—	12,144	6,786
Net increase (decrease) in net assets
resulting from operations	$—	$5	$—	$12,978	$7,754

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$194	$990	$11	$268	$883
Expenses:
Mortality and expense risk charges	100	367	1	73	657
Net investment income (loss)	94	623	10	195	226

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	87	238	10	(369)	(645)
Capital gains distributions	265	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	352	238	10	(369)	(645)
Net unrealized appreciation
(depreciation) of investments	556	1,810	20	1,264	6,881
Net realized and unrealized gain (loss)
on investments	908	2,048	30	895	6,236
Net increase (decrease) in net assets
resulting from operations	$1,002	$2,671	$40	$1,090	$6,462

	Voya Solution Income Portfolio - Service Class 2	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$63	$—	$724	$1,046	$—
Expenses:
Mortality and expense risk charges	19	—	167	389	1
Net investment income (loss)	44	—	557	657	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(63)	3	67	(1,344)	2
Capital gains distributions	—	—	2,424	4,035	36
Total realized gain (loss) on investments
and capital gains distributions	(63)	3	2,491	2,691	38
Net unrealized appreciation
(depreciation) of investments	343	(3)	(1,333)	(925)	(55)
Net realized and unrealized gain (loss)
on investments	280	—	1,158	1,766	(17)
Net increase (decrease) in net assets
resulting from operations	$324	$—	$1,715	$2,423	$(18)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$348	$63	$—	$146	$2
Expenses:
Mortality and expense risk charges	1,093	194	—	70	1
Net investment income (loss)	(745)	(131)	—	76	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(11,837)	(631)	27	(420)	7
Capital gains distributions	26,623	1,604	—	1,880	24
Total realized gain (loss) on investments
and capital gains distributions	14,786	973	27	1,460	31
Net unrealized appreciation
(depreciation) of investments	(30,111)	2,102	(22)	(892)	(6)
Net realized and unrealized gain (loss)
on investments	(15,325)	3,075	5	568	25
Net increase (decrease) in net assets
resulting from operations	$(16,070)	$2,944	$5	$644	$26

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1,116	$9	$4,798	$12	$—
Expenses:
Mortality and expense risk charges	772	2	2,462	5	—
Net investment income (loss)	344	7	2,336	7	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,106	2	(4,301)	(4)	25
Capital gains distributions	9,655	166	70,949	187	—
Total realized gain (loss) on investments
and capital gains distributions	10,761	168	66,648	183	25
Net unrealized appreciation
(depreciation) of investments	1,119	(110)	(41,150)	(116)	(20)
Net realized and unrealized gain (loss)
on investments	11,880	58	25,498	67	5
Net increase (decrease) in net assets
resulting from operations	$12,224	$65	$27,834	$74	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$41	$368	$—	$—	$—
Expenses:
Mortality and expense risk charges	4	437	—	5,310	16
Net investment income (loss)	37	(69)	—	(5,310)	(16)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	(1,834)	57	6,222	(32)
Capital gains distributions	508	6,605	—	69,610	250
Total realized gain (loss) on investments
and capital gains distributions	500	4,771	57	75,832	218
Net unrealized appreciation
(depreciation) of investments	(390)	(3,105)	(39)	(25,399)	(68)
Net realized and unrealized gain (loss)
on investments	110	1,666	18	50,433	150
Net increase (decrease) in net assets
resulting from operations	$147	$1,597	$18	$45,123	$134

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$—	$4,498
Expenses:
Mortality and expense risk charges	2	4,853	27	4	15,171
Net investment income (loss)	(2)	(4,853)	(27)	(4)	(10,673)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(181)	(144,824)	(1,340)	57	(29,524)
Capital gains distributions	394	308,808	2,215	76	100,547
Total realized gain (loss) on investments
and capital gains distributions	213	163,984	875	133	71,023
Net unrealized appreciation
(depreciation) of investments	(155)	(93,093)	(428)	53	159,120
Net realized and unrealized gain (loss)
on investments	58	70,891	447	186	230,143
Net increase (decrease) in net assets
resulting from operations	$56	$66,038	$420	$182	$219,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1	$1,984	$236	$3,574	$1
Expenses:
Mortality and expense risk charges	4	604	124	4,882	1
Net investment income (loss)	(3)	1,380	112	(1,308)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(12)	1,474	309	8,856	(5)
Capital gains distributions	40	10,018	1,366	48,808	14
Total realized gain (loss) on investments
and capital gains distributions	28	11,492	1,675	57,664	9
Net unrealized appreciation
(depreciation) of investments	55	851	16	7,664	1
Net realized and unrealized gain (loss)
on investments	83	12,343	1,691	65,328	10
Net increase (decrease) in net assets
resulting from operations	$80	$13,723	$1,803	$64,020	$10

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$2,093	$5	$936	$1	$1,720
Expenses:
Mortality and expense risk charges	3,062	8	1,357	1	615
Net investment income (loss)	(969)	(3)	(421)	—	1,105

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	870	(29)	(2,036)	—	950
Capital gains distributions	22,981	91	7,105	18	—
Total realized gain (loss) on investments
and capital gains distributions	23,851	62	5,069	18	950
Net unrealized appreciation
(depreciation) of investments	(1,420)	(58)	4,550	(7)	16,236
Net realized and unrealized gain (loss)
on investments	22,431	4	9,619	11	17,186
Net increase (decrease) in net assets
resulting from operations	$21,462	$1	$9,198	$11	$18,291

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$5	$458	$5	$7,108	$5
Expenses:
Mortality and expense risk charges	1	2,756	35	3,125	3
Net investment income (loss)	4	(2,298)	(30)	3,983	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	17,508	495	28,898	19
Capital gains distributions	—	25,637	622	10,709	9
Total realized gain (loss) on investments
and capital gains distributions	9	43,145	1,117	39,607	28
Net unrealized appreciation
(depreciation) of investments	32	2,655	(28)	30,990	29
Net realized and unrealized gain (loss)
on investments	41	45,800	1,089	70,597	57
Net increase (decrease) in net assets
resulting from operations	$45	$43,502	$1,059	$74,580	$59

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$179	$1,531	$2	$2,534	$1,472
Expenses:
Mortality and expense risk charges	27	272	227	1,433	723
Net investment income (loss)	152	1,259	(225)	1,101	749

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	1,031	1,580	(6,659)	(1,639)
Capital gains distributions	450	5,061	3,074	24,064	10,272
Total realized gain (loss) on investments
and capital gains distributions	450	6,092	4,654	17,405	8,633
Net unrealized appreciation
(depreciation) of investments	(310)	(2,957)	(2,853)	938	1,906
Net realized and unrealized gain (loss)
on investments	140	3,135	1,801	18,343	10,539
Net increase (decrease) in net assets
resulting from operations	$292	$4,394	$1,576	$19,444	$11,288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statement of Operations
For the Period or Year Ended December 31, 2025
(In thousands)

	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,184	$—	$1,258	$—	$—
Expenses:
Mortality and expense risk charges	1,092	—	236	—	2,424
Net investment income (loss)	92	—	1,022	—	(2,424)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(4,958)	31	(1,204)	—	(59,982)
Capital gains distributions	15,157	—	—	—	29,012
Total realized gain (loss) on investments
and capital gains distributions	10,199	31	(1,204)	—	(30,970)
Net unrealized appreciation
(depreciation) of investments	(2,064)	(25)	1,957	—	42,514
Net realized and unrealized gain (loss)
on investments	8,135	6	753	—	11,544
Net increase (decrease) in net assets
resulting from operations	$8,227	$6	$1,775	$—	$9,120

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	American Funds® Washington Mutual Investors Fund - Class R-3	American Funds® Washington Mutual Investors Fund - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$1,348	$—	$10	$3,977
Expenses:
Mortality and expense risk charges	2	599	—	6	2,933
Net investment income (loss)	(2)	749	—	4	1,044

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	59	(1,913)	11	96	11,127
Capital gains distributions	63	335	—	91	26,337
Total realized gain (loss) on investments
and capital gains distributions	122	(1,578)	11	187	37,464
Net unrealized appreciation
(depreciation) of investments	(98)	9,241	(9)	(31)	6,239
Net realized and unrealized gain (loss)
on investments	24	7,663	2	156	43,703
Net increase (decrease) in net assets
resulting from operations	$22	$8,412	$2	$160	$44,747

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	AB Relative Value Fund - Class A	AB VPS Relative Value Portfolio - Class A	abrdn Emerging Markets ex-China Fund - Institutional Class	Invesco Discovery Large Cap Fund - Class A	Invesco Floating Rate ESG Fund - Class R5
Net assets at January 1, 2024	$159	$1,221	$—	$74	$549

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(1)	48
Total realized gain (loss) on investments
and capital gains distributions	17	69	—	4	(7)
Net unrealized appreciation
(depreciation) of investments	2	69	(2)	21	(3)
Net increase (decrease) in net assets
resulting from operations	20	141	(2)	24	38
Changes from principal transactions:
Total unit transactions	(3)	(151)	40	(3)	68
Increase (decrease) in net assets
derived from principal transactions	(3)	(151)	40	(3)	68
Total increase (decrease) in net assets	17	(10)	38	21	106
Net assets at December 31, 2024	176	1,211	38	95	655

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	1	1	(1)	49
Total realized gain (loss) on investments
and capital gains distributions	9	196	—	12	(9)
Net unrealized appreciation
(depreciation) of investments	7	(114)	12	(1)	(15)
Net increase (decrease) in net assets
resulting from operations	17	83	13	10	25
Changes from principal transactions:
Total unit transactions	(1)	(856)	—	(3)	6
Increase (decrease) in net assets
derived from principal transactions	(1)	(856)	—	(3)	6
Total increase (decrease) in net assets	16	(773)	13	7	31
Net assets at December 31, 2025	$192	$438	$51	$102	$686

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco Main Street Fund® - Class A	Invesco Main Street Mid Cap Fund® - Class A	Invesco Small Cap Growth Fund - Class A	Invesco EQV International Equity Fund - Class R5	Invesco International Growth Fund - Class Y
Net assets at January 1, 2024	$2,235	$4,319	$222	$727	$474

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	(34)	(2)	5	(2)
Total realized gain (loss) on investments
and capital gains distributions	183	625	(10)	(136)	(6)
Net unrealized appreciation
(depreciation) of investments	261	35	46	157	5
Net increase (decrease) in net assets
resulting from operations	437	626	34	26	(3)
Changes from principal transactions:
Total unit transactions	(286)	(757)	(12)	(574)	(126)
Increase (decrease) in net assets
derived from principal transactions	(286)	(757)	(12)	(574)	(126)
Total increase (decrease) in net assets	151	(131)	22	(548)	(129)
Net assets at December 31, 2024	2,386	4,188	244	179	345

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(15)	(37)	(2)	4	(2)
Total realized gain (loss) on investments
and capital gains distributions	155	602	25	32	74
Net unrealized appreciation
(depreciation) of investments	154	(259)	(10)	(7)	(22)
Net increase (decrease) in net assets
resulting from operations	294	306	13	29	50
Changes from principal transactions:
Total unit transactions	(368)	(156)	27	(43)	(43)
Increase (decrease) in net assets
derived from principal transactions	(368)	(156)	27	(43)	(43)
Total increase (decrease) in net assets	(74)	150	40	(14)	7
Net assets at December 31, 2025	$2,312	$4,338	$284	$165	$352

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco International Small-Mid Company Fund - Class Y	Invesco Developing Markets Fund - Class A	Invesco Developing Markets Fund - Class Y	Invesco Health Care Fund - Investor Class	Invesco International Bond Fund - Class A
Net assets at January 1, 2024	$1,081	$148,187	$33,977	$10	$32

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	(1,461)	(68)	—	1
Total realized gain (loss) on investments
and capital gains distributions	28	2,571	1,272	2	—
Net unrealized appreciation
(depreciation) of investments	(95)	(4,174)	(1,583)	(4)	(1)
Net increase (decrease) in net assets
resulting from operations	(62)	(3,064)	(379)	(2)	—
Changes from principal transactions:
Total unit transactions	(198)	(13,596)	(4,353)	42	(27)
Increase (decrease) in net assets
derived from principal transactions	(198)	(13,596)	(4,353)	42	(27)
Total increase (decrease) in net assets	(260)	(16,660)	(4,732)	40	(27)
Net assets at December 31, 2024	821	131,527	29,245	50	5

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	(926)	76	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	131	48,331	10,742	3	—
Net unrealized appreciation
(depreciation) of investments	(4)	(13,714)	(3,119)	5	1
Net increase (decrease) in net assets
resulting from operations	133	33,691	7,699	7	1
Changes from principal transactions:
Total unit transactions	(2)	(10,813)	(2,690)	(1)	1
Increase (decrease) in net assets
derived from principal transactions	(2)	(10,813)	(2,690)	(1)	1
Total increase (decrease) in net assets	131	22,878	5,009	6	2
Net assets at December 31, 2025	$952	$154,405	$34,254	$56	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco High Yield Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Gold & Special Minerals Fund - Class A	Invesco Small Cap Value Fund - Class A	Invesco Value Opportunities Fund - Class R5
Net assets at January 1, 2024	$524	$346	$152	$221	$1,302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	8	—	(1)	(7)
Total realized gain (loss) on investments
and capital gains distributions	(1)	28	—	20	306
Net unrealized appreciation
(depreciation) of investments	8	(14)	18	34	50
Net increase (decrease) in net assets
resulting from operations	42	22	18	53	349
Changes from principal transactions:
Total unit transactions	80	(54)	1	10	494
Increase (decrease) in net assets
derived from principal transactions	80	(54)	1	10	494
Total increase (decrease) in net assets	122	(32)	19	63	843
Net assets at December 31, 2024	646	314	171	284	2,145

Increase (decrease) in net assets
Operations:
Net investment income (loss)	40	6	—	(1)	(16)
Total realized gain (loss) on investments
and capital gains distributions	(5)	4	3	62	501
Net unrealized appreciation
(depreciation) of investments	9	27	234	(34)	4
Net increase (decrease) in net assets
resulting from operations	44	37	237	27	489
Changes from principal transactions:
Total unit transactions	75	16	23	(210)	639
Increase (decrease) in net assets
derived from principal transactions	75	16	23	(210)	639
Total increase (decrease) in net assets	119	53	260	(183)	1,128
Net assets at December 31, 2025	$765	$367	$431	$101	$3,273

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco V.I. American Franchise Fund - Series I	Invesco V.I. Core Equity Fund - Series I	Invesco V.I. Discovery Mid Cap Growth Fund - Series I	Invesco V.I. Global Fund - Series I	Invesco V.I. Global Strategic Income Fund - Series I
Net assets at January 1, 2024	$39,065	$31,535	$16	$117	$10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(490)	(125)	—	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	298	2,816	—	7	—
Net unrealized appreciation
(depreciation) of investments	13,015	4,769	3	11	—
Net increase (decrease) in net assets
resulting from operations	12,823	7,460	3	17	—
Changes from principal transactions:
Total unit transactions	(1,204)	(2,823)	(1)	(3)	—
Increase (decrease) in net assets
derived from principal transactions	(1,204)	(2,823)	(1)	(3)	—
Total increase (decrease) in net assets	11,619	4,637	2	14	—
Net assets at December 31, 2024	50,684	36,172	18	131	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(528)	(149)	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	6,316	2,575	2	22	—
Net unrealized appreciation
(depreciation) of investments	(1,032)	2,647	(1)	(5)	1
Net increase (decrease) in net assets
resulting from operations	4,756	5,073	1	16	2
Changes from principal transactions:
Total unit transactions	(3,648)	(3,371)	(3)	(19)	2
Increase (decrease) in net assets
derived from principal transactions	(3,648)	(3,371)	(3)	(19)	2
Total increase (decrease) in net assets	1,108	1,702	(2)	(3)	4
Net assets at December 31, 2025	$51,792	$37,874	$16	$128	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Invesco V.I. Main Street Fund® - Series I	Invesco V.I. Main Street Small Cap Fund® - Series I	Alger Capital Appreciation Fund - Class A	Alger Responsible Investing Fund - Class A	Allspring Core Plus Bond Fund - Class R6
Net assets at January 1, 2024	$41	$35,862	$56	$13,578	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(299)	—	(153)	1,942
Total realized gain (loss) on investments
and capital gains distributions	6	2,040	10	1,805	(3)
Net unrealized appreciation
(depreciation) of investments	3	2,421	18	1,506	(808)
Net increase (decrease) in net assets
resulting from operations	8	4,162	28	3,158	1,131
Changes from principal transactions:
Total unit transactions	(12)	358	1	(1,568)	48,863
Increase (decrease) in net assets
derived from principal transactions	(12)	358	1	(1,568)	48,863
Total increase (decrease) in net assets	(4)	4,520	29	1,590	49,994
Net assets at December 31, 2024	37	40,382	85	15,168	49,994

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(139)	—	(159)	2,329
Total realized gain (loss) on investments
and capital gains distributions	5	4,773	4	2,317	(52)
Net unrealized appreciation
(depreciation) of investments	—	(1,473)	(8)	686	1,145
Net increase (decrease) in net assets
resulting from operations	5	3,161	(4)	2,844	3,422
Changes from principal transactions:
Total unit transactions	(14)	(665)	(81)	(173)	(4,800)
Increase (decrease) in net assets
derived from principal transactions	(14)	(665)	(81)	(173)	(4,800)
Total increase (decrease) in net assets	(9)	2,496	(85)	2,671	(1,378)
Net assets at December 31, 2025	$28	$42,878	$—	$17,839	$48,616

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Allspring Small Company Growth Fund - Administrator Class	Allspring Small Company Growth Fund - Institutional Class	Allspring Small Company Value Fund - Class A	Allspring Special Small Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net assets at January 1, 2024	$13,627	$—	$194	$114,604	$101,424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(163)	—	1	(193)	(920)
Total realized gain (loss) on investments
and capital gains distributions	674	—	17	12,654	10,267
Net unrealized appreciation
(depreciation) of investments	408	—	(3)	(6,348)	5,543
Net increase (decrease) in net assets
resulting from operations	919	—	15	6,113	14,890
Changes from principal transactions:
Total unit transactions	256	—	7	(8,594)	(4,106)
Increase (decrease) in net assets
derived from principal transactions	256	—	7	(8,594)	(4,106)
Total increase (decrease) in net assets	1,175	—	22	(2,481)	10,784
Net assets at December 31, 2024	14,802	—	216	112,123	112,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(109)	(51)	(1)	(351)	(883)
Total realized gain (loss) on investments
and capital gains distributions	(2,563)	1,355	28	9,083	10,819
Net unrealized appreciation
(depreciation) of investments	3,222	(826)	(24)	(13,408)	7,061
Net increase (decrease) in net assets
resulting from operations	550	478	3	(4,676)	16,997
Changes from principal transactions:
Total unit transactions	(15,352)	14,581	(30)	(10,197)	(15,018)
Increase (decrease) in net assets
derived from principal transactions	(15,352)	14,581	(30)	(10,197)	(15,018)
Total increase (decrease) in net assets	(14,802)	15,059	(27)	(14,873)	1,979
Net assets at December 31, 2025	$—	$15,059	$189	$97,250	$114,187
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Amana Income Fund - Investor Class	American Funds® American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Disciplined Core Value Fund - A Class
Net assets at January 1, 2024	$79,577	$1,190	$175	$34,171	$12,865

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(184)	13	1	257	(12)
Total realized gain (loss) on investments
and capital gains distributions	6,300	113	16	(2,148)	(1)
Net unrealized appreciation
(depreciation) of investments	3,234	15	(4)	2,101	1,471
Net increase (decrease) in net assets
resulting from operations	9,350	141	13	210	1,458
Changes from principal transactions:
Total unit transactions	(6,090)	(216)	29	(13,562)	(586)
Increase (decrease) in net assets
derived from principal transactions	(6,090)	(216)	29	(13,562)	(586)
Total increase (decrease) in net assets	3,260	(75)	42	(13,352)	872
Net assets at December 31, 2024	82,837	1,115	217	20,819	13,737

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(338)	10	—	735	(6)
Total realized gain (loss) on investments
and capital gains distributions	7,861	195	21	(982)	935
Net unrealized appreciation
(depreciation) of investments	4,454	(29)	(14)	1,433	777
Net increase (decrease) in net assets
resulting from operations	11,977	176	7	1,186	1,706
Changes from principal transactions:
Total unit transactions	(8,714)	(548)	2	(533)	(1,254)
Increase (decrease) in net assets
derived from principal transactions	(8,714)	(548)	2	(533)	(1,254)
Total increase (decrease) in net assets	3,263	(372)	9	653	452
Net assets at December 31, 2025	$86,100	$743	$226	$21,472	$14,189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds® Fundamental Investors® - Class R-3	American Funds® Fundamental Investors® - Class R-4	American Funds® American Mutual Fund® - Class R-4	AMG River Road Mid Cap Value Fund - Class N	Ariel Appreciation Fund - Investor Class
Net assets at January 1, 2024	$758	$128,977	$3,198	$23,357	$71

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	269	23	(128)	(1)
Total realized gain (loss) on investments
and capital gains distributions	171	15,822	314	1,144	5
Net unrealized appreciation
(depreciation) of investments	(34)	11,411	66	1,733	—
Net increase (decrease) in net assets
resulting from operations	139	27,502	403	2,749	4
Changes from principal transactions:
Total unit transactions	(546)	(11,041)	(412)	(2,551)	—
Increase (decrease) in net assets
derived from principal transactions	(546)	(11,041)	(412)	(2,551)	—
Total increase (decrease) in net assets	(407)	16,461	(9)	198	4
Net assets at December 31, 2024	351	145,438	3,189	23,555	75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(246)	22	(162)	(1)
Total realized gain (loss) on investments
and capital gains distributions	37	18,327	324	3,265	7
Net unrealized appreciation
(depreciation) of investments	51	14,040	132	(658)	(1)
Net increase (decrease) in net assets
resulting from operations	88	32,121	478	2,445	5
Changes from principal transactions:
Total unit transactions	51	(10,657)	(81)	(1,631)	(7)
Increase (decrease) in net assets
derived from principal transactions	51	(10,657)	(81)	(1,631)	(7)
Total increase (decrease) in net assets	139	21,464	397	814	(2)
Net assets at December 31, 2025	$490	$166,902	$3,586	$24,369	$73

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
Net assets at January 1, 2024	$10,423	$8,027	$1,491	$13,599	$34,141

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85)	(18)	21	(123)	(267)
Total realized gain (loss) on investments
and capital gains distributions	750	528	103	1,368	3,443
Net unrealized appreciation
(depreciation) of investments	333	244	3	(838)	(2,055)
Net increase (decrease) in net assets
resulting from operations	998	754	127	407	1,121
Changes from principal transactions:
Total unit transactions	(1,857)	(814)	(71)	41	(3,443)
Increase (decrease) in net assets
derived from principal transactions	(1,857)	(814)	(71)	41	(3,443)
Total increase (decrease) in net assets	(859)	(60)	56	448	(2,322)
Net assets at December 31, 2024	9,564	7,967	1,547	14,047	31,819

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74)	92	23	(109)	(206)
Total realized gain (loss) on investments
and capital gains distributions	663	2,217	148	1,410	3,615
Net unrealized appreciation
(depreciation) of investments	461	563	157	671	855
Net increase (decrease) in net assets
resulting from operations	1,050	2,872	328	1,972	4,264
Changes from principal transactions:
Total unit transactions	(1,544)	1,114	50	(853)	(3,326)
Increase (decrease) in net assets
derived from principal transactions	(1,544)	1,114	50	(853)	(3,326)
Total increase (decrease) in net assets	(494)	3,986	378	1,119	938
Net assets at December 31, 2025	$9,070	$11,953	$1,925	$15,166	$32,757

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	BlackRock Mid-Cap Value Fund - Institutional Shares	BlackRock Mid-Cap Value Fund - Investor A Shares	American Funds® The Bond Fund of America® - Class R-4	Calvert US Large-Cap Core Responsible Index Fund - Class A	Calvert VP SRI Balanced Portfolio - Class I
Net assets at January 1, 2024	$553	$20,484	$22,281	$52	$53,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	134	759	(1)	371
Total realized gain (loss) on investments
and capital gains distributions	62	2,342	(828)	8	2,936
Net unrealized appreciation
(depreciation) of investments	(20)	(896)	86	3	5,781
Net increase (decrease) in net assets
resulting from operations	47	1,580	17	10	9,088
Changes from principal transactions:
Total unit transactions	7	(2,372)	2,053	1	(7,215)
Increase (decrease) in net assets
derived from principal transactions	7	(2,372)	2,053	1	(7,215)
Total increase (decrease) in net assets	54	(792)	2,070	11	1,873
Net assets at December 31, 2024	607	19,692	24,351	63	55,567

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	150	893	—	320
Total realized gain (loss) on investments
and capital gains distributions	80	2,695	(1,560)	5	4,736
Net unrealized appreciation
(depreciation) of investments	(11)	(553)	2,281	5	377
Net increase (decrease) in net assets
resulting from operations	75	2,292	1,614	10	5,433
Changes from principal transactions:
Total unit transactions	(43)	(2,377)	687	45	(4,176)
Increase (decrease) in net assets
derived from principal transactions	(43)	(2,377)	687	45	(4,176)
Total increase (decrease) in net assets	32	(85)	2,301	55	1,257
Net assets at December 31, 2025	$639	$19,607	$26,652	$118	$56,824

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds® Capital Income Builder® - Class R-4	American Funds® Capital World Growth and Income Fund® - Class R-3	Cohen & Steers Real Estate Securities Fund, Inc. - Class A	Cohen & Steers Realty Shares, Inc. - Class L	Columbia Acorn® Fund - Class A Shares
Net assets at January 1, 2024	$10,985	$739	$5,128	$7,855	$66

Increase (decrease) in net assets
Operations:
Net investment income (loss)	254	8	88	137	(1)
Total realized gain (loss) on investments
and capital gains distributions	464	153	(178)	22	(2)
Net unrealized appreciation
(depreciation) of investments	269	(44)	326	243	11
Net increase (decrease) in net assets
resulting from operations	987	117	236	402	8
Changes from principal transactions:
Total unit transactions	(545)	(67)	761	(831)	—
Increase (decrease) in net assets
derived from principal transactions	(545)	(67)	761	(831)	—
Total increase (decrease) in net assets	442	50	997	(429)	8
Net assets at December 31, 2024	11,427	789	6,125	7,426	74

Increase (decrease) in net assets
Operations:
Net investment income (loss)	289	7	117	144	—
Total realized gain (loss) on investments
and capital gains distributions	1,153	92	(166)	205	(1)
Net unrealized appreciation
(depreciation) of investments	936	97	220	(217)	4
Net increase (decrease) in net assets
resulting from operations	2,378	196	171	132	3
Changes from principal transactions:
Total unit transactions	2,240	91	(15)	(336)	(1)
Increase (decrease) in net assets
derived from principal transactions	2,240	91	(15)	(336)	(1)
Total increase (decrease) in net assets	4,618	287	156	(204)	2
Net assets at December 31, 2025	$16,045	$1,076	$6,281	$7,222	$76
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Columbia Select Mid Cap Value Fund - Class A Shares	Columbia Select Mid Cap Value Fund - Class S Shares	Columbia Intrinsic Value Fund - Institutional Class	Columbia Variable Portfolio - Acorn Fund	Columbia Variable Portfolio - Acorn International Fund
Net assets at January 1, 2024	$7,607	$—	$—	$107,444	$28,842

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	—	35	(828)	180
Total realized gain (loss) on investments
and capital gains distributions	870	11	1,063	(8,564)	(760)
Net unrealized appreciation
(depreciation) of investments	(24)	(16)	(1,673)	22,511	(1,869)
Net increase (decrease) in net assets
resulting from operations	834	(5)	(575)	13,119	(2,449)
Changes from principal transactions:
Total unit transactions	(626)	237	15,158	(17,201)	(1,825)
Increase (decrease) in net assets
derived from principal transactions	(626)	237	15,158	(17,201)	(1,825)
Total increase (decrease) in net assets	208	232	14,583	(4,082)	(4,274)
Net assets at December 31, 2024	7,815	232	14,583	103,362	24,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(25)	1	42	(745)	132
Total realized gain (loss) on investments
and capital gains distributions	708	11	727	(5,869)	(1,620)
Net unrealized appreciation
(depreciation) of investments	236	16	1,730	9,358	4,318
Net increase (decrease) in net assets
resulting from operations	919	28	2,499	2,744	2,830
Changes from principal transactions:
Total unit transactions	(395)	(9)	(1,499)	(12,083)	(2,898)
Increase (decrease) in net assets
derived from principal transactions	(395)	(9)	(1,499)	(12,083)	(2,898)
Total increase (decrease) in net assets	524	19	1,000	(9,339)	(68)
Net assets at December 31, 2025	$8,339	$251	$15,583	$94,023	$24,500
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y	Nomura Small Cap Value Fund - Class A	DWS Equity 500 Index Fund - Class S	DWS Small Cap Growth Fund - Class S
Net assets at January 1, 2024	$7	$107	$3,484	$1,657	$50

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2	6	4	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	11	213	342	—
Net unrealized appreciation
(depreciation) of investments	—	14	109	52	3
Net increase (decrease) in net assets
resulting from operations	1	27	328	398	2
Changes from principal transactions:
Total unit transactions	—	123	(615)	156	1
Increase (decrease) in net assets
derived from principal transactions	—	123	(615)	156	1
Total increase (decrease) in net assets	1	150	(287)	554	3
Net assets at December 31, 2024	8	257	3,197	2,211	53

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	13	7	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	26	253	278	3
Net unrealized appreciation
(depreciation) of investments	—	36	(65)	94	(1)
Net increase (decrease) in net assets
resulting from operations	1	63	201	379	1
Changes from principal transactions:
Total unit transactions	—	(39)	(289)	427	13
Increase (decrease) in net assets
derived from principal transactions	—	(39)	(289)	427	13
Total increase (decrease) in net assets	1	24	(88)	806	14
Net assets at December 31, 2025	$9	$281	$3,109	$3,017	$67

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class	DFA Inflation-Protected Securities Portfolio - Institutional Class	DFA Social Fixed Income Portfolio - Institutional Class	DFA U.S. Targeted Value Portfolio - Institutional Class	Dodge & Cox International Stock Fund - Class I Shares
Net assets at January 1, 2024	$12	$2,382	$79	$115	$75

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	332	8	2	1
Total realized gain (loss) on investments
and capital gains distributions	—	(98)	—	1	1
Net unrealized appreciation
(depreciation) of investments	—	(21)	(5)	6	—
Net increase (decrease) in net assets
resulting from operations	1	213	3	9	2
Changes from principal transactions:
Total unit transactions	4	10,342	216	4	6
Increase (decrease) in net assets
derived from principal transactions	4	10,342	216	4	6
Total increase (decrease) in net assets	5	10,555	219	13	8
Net assets at December 31, 2024	17	12,937	298	128	83

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	475	31	2	—
Total realized gain (loss) on investments
and capital gains distributions	—	36	2	—	18
Net unrealized appreciation
(depreciation) of investments	5	388	6	10	(7)
Net increase (decrease) in net assets
resulting from operations	6	899	39	12	11
Changes from principal transactions:
Total unit transactions	3	(25)	682	6	(85)
Increase (decrease) in net assets
derived from principal transactions	3	(25)	682	6	(85)
Total increase (decrease) in net assets	9	874	721	18	(74)
Net assets at December 31, 2025	$26	$13,811	$1,019	$146	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Dodge & Cox Stock Fund - Class I Shares	Driehaus Emerging Markets Growth Fund - Institutional Share Class	Eaton Vance Large-Cap Value Fund - Class R Shares	American Funds® EUPAC Fund® - Class R-3	American Funds® EUPAC Fund® - Class R-4
Net assets at January 1, 2024	$391	$8,857	$2	$1,080	$272,023

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	9	—	2	791
Total realized gain (loss) on investments
and capital gains distributions	32	751	—	72	21,698
Net unrealized appreciation
(depreciation) of investments	13	(233)	—	(37)	(11,595)
Net increase (decrease) in net assets
resulting from operations	47	527	—	37	10,894
Changes from principal transactions:
Total unit transactions	(119)	(8,333)	—	(150)	(21,551)
Increase (decrease) in net assets
derived from principal transactions	(119)	(8,333)	—	(150)	(21,551)
Total increase (decrease) in net assets	(72)	(7,806)	—	(113)	(10,657)
Net assets at December 31, 2024	319	1,051	2	967	261,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	23	—	26	6,306
Total realized gain (loss) on investments
and capital gains distributions	30	43	—	152	39,232
Net unrealized appreciation
(depreciation) of investments	9	237	—	91	24,379
Net increase (decrease) in net assets
resulting from operations	41	303	—	269	69,917
Changes from principal transactions:
Total unit transactions	8	(59)	—	3	(17,683)
Increase (decrease) in net assets
derived from principal transactions	8	(59)	—	3	(17,683)
Total increase (decrease) in net assets	49	244	—	272	52,234
Net assets at December 31, 2025	$368	$1,295	$2	$1,239	$313,600

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds® EUPAC Fund® - Class R-6	Federated Hermes International Leaders Fund - Institutional Shares	Fidelity Advisor® Focused Emerging Markets Fund - Class Z	Fidelity® 500 Index Fund	Fidelity Advisor® New Insights Fund - Class I
Net assets at January 1, 2024	$763	$93	$—	$8,724	$2,271

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	1	108	1,019	(30)
Total realized gain (loss) on investments
and capital gains distributions	548	3	64	1,678	278
Net unrealized appreciation
(depreciation) of investments	(751)	(6)	561	10,348	576
Net increase (decrease) in net assets
resulting from operations	(72)	(2)	733	13,045	824
Changes from principal transactions:
Total unit transactions	8,369	9	7,959	66,117	585
Increase (decrease) in net assets
derived from principal transactions	8,369	9	7,959	66,117	585
Total increase (decrease) in net assets	8,297	7	8,692	79,162	1,409
Net assets at December 31, 2024	9,060	100	8,692	87,886	3,680

Increase (decrease) in net assets
Operations:
Net investment income (loss)	321	6	182	1,001	(44)
Total realized gain (loss) on investments
and capital gains distributions	1,083	17	183	2,278	612
Net unrealized appreciation
(depreciation) of investments	1,142	24	3,039	11,850	290
Net increase (decrease) in net assets
resulting from operations	2,546	47	3,404	15,129	858
Changes from principal transactions:
Total unit transactions	(246)	129	(150)	(4,885)	1,164
Increase (decrease) in net assets
derived from principal transactions	(246)	129	(150)	(4,885)	1,164
Total increase (decrease) in net assets	2,300	176	3,254	10,244	2,022
Net assets at December 31, 2025	$11,360	$276	$11,946	$98,130	$5,702

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Fidelity® Mid Cap Index Fund	Fidelity® Small Cap Index Fund	Fidelity® Total International Index Fund	Fidelity® U.S. Bond Index Fund	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2024	$3,750	$3,398	$—	$—	$252,997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	285	251	82	—	1,867
Total realized gain (loss) on investments
and capital gains distributions	496	217	22	—	22,991
Net unrealized appreciation
(depreciation) of investments	1,779	1,790	(68)	—	8,762
Net increase (decrease) in net assets
resulting from operations	2,560	2,258	36	—	33,620
Changes from principal transactions:
Total unit transactions	21,090	21,619	3,020	—	(40,719)
Increase (decrease) in net assets
derived from principal transactions	21,090	21,619	3,020	—	(40,719)
Total increase (decrease) in net assets	23,650	23,877	3,056	—	(7,099)
Net assets at December 31, 2024	27,400	27,275	3,056	—	245,898

Increase (decrease) in net assets
Operations:
Net investment income (loss)	282	278	184	3	1,993
Total realized gain (loss) on investments
and capital gains distributions	709	460	127	—	24,461
Net unrealized appreciation
(depreciation) of investments	1,748	2,550	1,068	(3)	15,247
Net increase (decrease) in net assets
resulting from operations	2,739	3,288	1,379	—	41,701
Changes from principal transactions:
Total unit transactions	(1,035)	(1,241)	3,634	623	(22,892)
Increase (decrease) in net assets
derived from principal transactions	(1,035)	(1,241)	3,634	623	(22,892)
Total increase (decrease) in net assets	1,704	2,047	5,013	623	18,809
Net assets at December 31, 2025	$29,104	$29,322	$8,069	$623	$264,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class
Net assets at January 1, 2024	$539,884	$8,598	$24,733	$1,495,315	$426,250

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5,813)	454	163	(12,446)	899
Total realized gain (loss) on investments
and capital gains distributions	166,614	(92)	1,949	280,329	51,734
Net unrealized appreciation
(depreciation) of investments	(7,706)	313	(1,124)	198,388	41,382
Net increase (decrease) in net assets
resulting from operations	153,095	675	988	466,271	94,015
Changes from principal transactions:
Total unit transactions	(42,386)	199	4	(164,194)	(47,839)
Increase (decrease) in net assets
derived from principal transactions	(42,386)	199	4	(164,194)	(47,839)
Total increase (decrease) in net assets	110,709	874	992	302,077	46,176
Net assets at December 31, 2024	650,593	9,472	25,725	1,797,392	472,426

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,179)	556	180	(14,428)	243
Total realized gain (loss) on investments
and capital gains distributions	110,012	(136)	3,610	374,038	29,771
Net unrealized appreciation
(depreciation) of investments	(22,830)	450	1,184	(8,978)	45,850
Net increase (decrease) in net assets
resulting from operations	83,003	870	4,974	350,632	75,864
Changes from principal transactions:
Total unit transactions	(71,448)	326	646	(134,829)	(19,503)
Increase (decrease) in net assets
derived from principal transactions	(71,448)	326	646	(134,829)	(19,503)
Total increase (decrease) in net assets	11,555	1,196	5,620	215,803	56,361
Net assets at December 31, 2025	$662,148	$10,668	$31,345	$2,013,195	$528,787

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A
Net assets at January 1, 2024	$14,881	$787	$350	$84	$210

Increase (decrease) in net assets
Operations:
Net investment income (loss)	195	10	(4)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	166	89	4	11	(18)
Net unrealized appreciation
(depreciation) of investments	703	(70)	18	(14)	35
Net increase (decrease) in net assets
resulting from operations	1,064	29	18	(2)	16
Changes from principal transactions:
Total unit transactions	(589)	86	(71)	11	(74)
Increase (decrease) in net assets
derived from principal transactions	(589)	86	(71)	11	(74)
Total increase (decrease) in net assets	475	115	(53)	9	(58)
Net assets at December 31, 2024	15,356	902	297	93	152

Increase (decrease) in net assets
Operations:
Net investment income (loss)	213	10	8	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1,005	102	40	—	9
Net unrealized appreciation
(depreciation) of investments	816	96	106	30	(8)
Net increase (decrease) in net assets
resulting from operations	2,034	208	154	31	—
Changes from principal transactions:
Total unit transactions	(995)	66	86	11	(42)
Increase (decrease) in net assets
derived from principal transactions	(995)	66	86	11	(42)
Total increase (decrease) in net assets	1,039	274	240	42	(42)
Net assets at December 31, 2025	$16,395	$1,176	$537	$135	$110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value Fund - Class R6	Goldman Sachs Mid Cap Growth Fund - Investor Shares	American Funds® The Growth Fund of America® - Class R-3	American Funds® The Growth Fund of America® - Class R-4
Net assets at January 1, 2024	$111,728	$768	$179	$7,071	$543,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	28	108	(2)	(51)	(3,555)
Total realized gain (loss) on investments
and capital gains distributions	(3,801)	647	25	1,100	77,781
Net unrealized appreciation
(depreciation) of investments	14,347	221	14	685	68,729
Net increase (decrease) in net assets
resulting from operations	10,574	976	37	1,734	142,955
Changes from principal transactions:
Total unit transactions	(18,261)	8,650	24	(1,030)	(45,868)
Increase (decrease) in net assets
derived from principal transactions	(18,261)	8,650	24	(1,030)	(45,868)
Total increase (decrease) in net assets	(7,687)	9,626	61	704	97,087
Net assets at December 31, 2024	104,041	10,394	240	7,775	640,770

Increase (decrease) in net assets
Operations:
Net investment income (loss)	184	115	(3)	(63)	(4,768)
Total realized gain (loss) on investments
and capital gains distributions	5,042	631	71	1,122	94,330
Net unrealized appreciation
(depreciation) of investments	989	(37)	(50)	376	24,781
Net increase (decrease) in net assets
resulting from operations	6,215	709	18	1,435	114,343
Changes from principal transactions:
Total unit transactions	(10,097)	(727)	205	—	(51,231)
Increase (decrease) in net assets
derived from principal transactions	(10,097)	(727)	205	—	(51,231)
Total increase (decrease) in net assets	(3,882)	(18)	223	1,435	63,112
Net assets at December 31, 2025	$100,159	$10,376	$463	$9,210	$703,882

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend and Growth Fund - Class R4	The Hartford International Opportunities Fund - Class R4	Impax Global Environmental Markets Fund - Institutional Class	Impax Sustainable Allocation Fund - Investor Class
Net assets at January 1, 2024	$3	$6	$2,026	$52	$40,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	7	—	357
Total realized gain (loss) on investments
and capital gains distributions	—	1	46	14	971
Net unrealized appreciation
(depreciation) of investments	—	—	82	(17)	1,225
Net increase (decrease) in net assets
resulting from operations	—	1	135	(3)	2,553
Changes from principal transactions:
Total unit transactions	1	—	129	107	(3,369)
Increase (decrease) in net assets
derived from principal transactions	1	—	129	107	(3,369)
Total increase (decrease) in net assets	1	1	264	104	(816)
Net assets at December 31, 2024	4	7	2,290	156	39,754

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	18	3	385
Total realized gain (loss) on investments
and capital gains distributions	1	1	219	110	3,386
Net unrealized appreciation
(depreciation) of investments	(1)	—	482	(71)	(111)
Net increase (decrease) in net assets
resulting from operations	—	1	719	42	3,660
Changes from principal transactions:
Total unit transactions	(4)	(2)	479	411	(3,814)
Increase (decrease) in net assets
derived from principal transactions	(4)	(2)	479	411	(3,814)
Total increase (decrease) in net assets	(4)	(1)	1,198	453	(154)
Net assets at December 31, 2025	$—	$6	$3,488	$609	$39,600

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds® The Income Fund of America® - Class R-3	Janus Henderson Balanced Portfolio - Institutional Shares	Janus Henderson Enterprise Portfolio - Institutional Shares	Janus Henderson Flexible Bond Portfolio - Institutional Shares	Janus Henderson Global Research Portfolio - Institutional Shares
Net assets at January 1, 2024	$395	$44	$288	$12	$48

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	1	(2)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	23	1	20	—	4
Net unrealized appreciation
(depreciation) of investments	4	5	19	—	5
Net increase (decrease) in net assets
resulting from operations	40	7	37	1	8
Changes from principal transactions:
Total unit transactions	(37)	(3)	(26)	(1)	(7)
Increase (decrease) in net assets
derived from principal transactions	(37)	(3)	(26)	(1)	(7)
Total increase (decrease) in net assets	3	4	11	—	1
Net assets at December 31, 2024	398	48	299	12	49

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	(3)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	31	6	38	(1)	6
Net unrealized appreciation
(depreciation) of investments	18	(1)	(18)	1	3
Net increase (decrease) in net assets
resulting from operations	61	6	17	—	8
Changes from principal transactions:
Total unit transactions	(50)	(14)	(102)	(3)	(3)
Increase (decrease) in net assets
derived from principal transactions	(50)	(14)	(102)	(3)	(3)
Total increase (decrease) in net assets	11	(8)	(85)	(3)	5
Net assets at December 31, 2025	$409	$40	$214	$9	$54
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Janus Henderson Research Portfolio - Institutional Shares	JPMorgan Equity Income Fund - Class I Shares	JPMorgan Government Bond Fund - Class I Shares	JPMorgan Large Cap Growth Fund - Class R6 Shares	Lazard International Equity Portfolio - Open Shares
Net assets at January 1, 2024	$50	$14,369	$3,532	$3,785	$1,541

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	129	39	181	33
Total realized gain (loss) on investments
and capital gains distributions	4	2,233	(489)	3,513	42
Net unrealized appreciation
(depreciation) of investments	11	(1,258)	459	20,991	(5)
Net increase (decrease) in net assets
resulting from operations	14	1,104	9	24,685	70
Changes from principal transactions:
Total unit transactions	(9)	(8,449)	(2,641)	129,696	31
Increase (decrease) in net assets
derived from principal transactions	(9)	(8,449)	(2,641)	129,696	31
Total increase (decrease) in net assets	5	(7,345)	(2,632)	154,381	101
Net assets at December 31, 2024	55	7,024	900	158,166	1,642

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	92	30	222	46
Total realized gain (loss) on investments
and capital gains distributions	4	838	1	19,587	349
Net unrealized appreciation
(depreciation) of investments	5	(31)	33	1,148	298
Net increase (decrease) in net assets
resulting from operations	8	899	64	20,957	693
Changes from principal transactions:
Total unit transactions	1	(627)	112	(16,460)	1,408
Increase (decrease) in net assets
derived from principal transactions	1	(627)	112	(16,460)	1,408
Total increase (decrease) in net assets	9	272	176	4,497	2,101
Net assets at December 31, 2025	$64	$7,296	$1,076	$162,663	$3,743

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	ClearBridge Growth Fund - Class I	LKCM Aquinas Catholic Equity Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Lord Abbett Bond Debenture Fund - Class R4
Net assets at January 1, 2024	$414	$63	$10,708	$1,389	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	(102)	26	—
Total realized gain (loss) on investments
and capital gains distributions	(5)	5	441	(38)	—
Net unrealized appreciation
(depreciation) of investments	51	3	687	36	—
Net increase (decrease) in net assets
resulting from operations	42	7	1,026	24	—
Changes from principal transactions:
Total unit transactions	(83)	1	(699)	(569)	2
Increase (decrease) in net assets
derived from principal transactions	(83)	1	(699)	(569)	2
Total increase (decrease) in net assets	(41)	8	327	(545)	2
Net assets at December 31, 2024	373	71	11,035	844	2

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(1)	(5)	24	—
Total realized gain (loss) on investments
and capital gains distributions	43	4	1,120	2	—
Net unrealized appreciation
(depreciation) of investments	13	—	(725)	13	—
Net increase (decrease) in net assets
resulting from operations	52	3	390	39	—
Changes from principal transactions:
Total unit transactions	15	1	(1,316)	81	2
Increase (decrease) in net assets
derived from principal transactions	15	1	(1,316)	81	2
Total increase (decrease) in net assets	67	4	(926)	120	2
Net assets at December 31, 2025	$440	$75	$10,109	$964	$4

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Short Duration Income Fund - Class R4	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A
Net assets at January 1, 2024	$6	$31	$9,865	$698	$256

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	376	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	(2)	(224)	76	32
Net unrealized appreciation
(depreciation) of investments	1	1	225	22	2
Net increase (decrease) in net assets
resulting from operations	1	—	377	95	32
Changes from principal transactions:
Total unit transactions	1	(6)	(295)	(53)	24
Increase (decrease) in net assets
derived from principal transactions	1	(6)	(295)	(53)	24
Total increase (decrease) in net assets	2	(6)	82	42	56
Net assets at December 31, 2024	8	25	9,947	740	312

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	423	(3)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	—	(233)	64	15
Net unrealized appreciation
(depreciation) of investments	1	1	313	(16)	(16)
Net increase (decrease) in net assets
resulting from operations	1	2	503	45	(2)
Changes from principal transactions:
Total unit transactions	—	2	963	(100)	(9)
Increase (decrease) in net assets
derived from principal transactions	—	2	963	(100)	(9)
Total increase (decrease) in net assets	1	4	1,466	(55)	(11)
Net assets at December 31, 2025	$9	$29	$11,413	$685	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	Massachusetts Investors Growth Stock Fund - Class A	MFS® New Discovery Fund - Class R3	MFS® International Intrinsic Value Fund - Class R3
Net assets at January 1, 2024	$11	$64,744	$114	$424	$723

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(318)	(1)	(4)	9
Total realized gain (loss) on investments
and capital gains distributions	1	8,495	10	(28)	89
Net unrealized appreciation
(depreciation) of investments	1	609	8	53	(57)
Net increase (decrease) in net assets
resulting from operations	2	8,786	17	21	41
Changes from principal transactions:
Total unit transactions	—	(5,650)	5	(8)	273
Increase (decrease) in net assets
derived from principal transactions	—	(5,650)	5	(8)	273
Total increase (decrease) in net assets	2	3,136	22	13	314
Net assets at December 31, 2024	13	67,880	136	437	1,037

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(383)	(1)	(5)	9
Total realized gain (loss) on investments
and capital gains distributions	1	5,917	23	(8)	49
Net unrealized appreciation
(depreciation) of investments	1	(1,791)	(19)	63	247
Net increase (decrease) in net assets
resulting from operations	2	3,743	3	50	305
Changes from principal transactions:
Total unit transactions	—	(7,473)	(72)	62	(67)
Increase (decrease) in net assets
derived from principal transactions	—	(7,473)	(72)	62	(67)
Total increase (decrease) in net assets	2	(3,730)	(69)	112	238
Net assets at December 31, 2025	$15	$64,150	$67	$549	$1,275

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Neuberger Genesis Fund - Trust Class Shares	Neuberger Quality Equity Fund - Institutional Class Shares	Neuberger Quality Equity Fund - Trust Class Shares	American Funds® New Perspective Fund® - Class R-3	American Funds® New Perspective Fund® - Class R-4
Net assets at January 1, 2024	$561	$25	$16,110	$1,512	$326,316

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	—	(176)	(2)	(685)
Total realized gain (loss) on investments
and capital gains distributions	14	2	1,563	137	30,558
Net unrealized appreciation
(depreciation) of investments	35	5	2,823	92	19,871
Net increase (decrease) in net assets
resulting from operations	44	7	4,210	227	49,744
Changes from principal transactions:
Total unit transactions	(41)	—	(659)	(160)	(25,269)
Increase (decrease) in net assets
derived from principal transactions	(41)	—	(659)	(160)	(25,269)
Total increase (decrease) in net assets	3	7	3,551	67	24,475
Net assets at December 31, 2024	564	32	19,661	1,579	350,791

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	—	(188)	7	1,085
Total realized gain (loss) on investments
and capital gains distributions	83	3	1,440	163	34,621
Net unrealized appreciation
(depreciation) of investments	(110)	2	1,640	146	33,462
Net increase (decrease) in net assets
resulting from operations	(31)	5	2,892	316	69,168
Changes from principal transactions:
Total unit transactions	(9)	100	(2,642)	(22)	(19,333)
Increase (decrease) in net assets
derived from principal transactions	(9)	100	(2,642)	(22)	(19,333)
Total increase (decrease) in net assets	(40)	105	250	294	49,835
Net assets at December 31, 2025	$524	$137	$19,911	$1,873	$400,626

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	American Funds® New World Fund® - Class R-4	NYLI CBRE Real Estate Fund - Class A	Nomura Mid Cap Growth Fund - Institutional Class	Nomura Science and Technology Fund - Class Y	Nuveen Global Infrastructure Fund - Class I
Net assets at January 1, 2024	$943	$270	$—	$33,438	$2,288

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	—	(415)	35
Total realized gain (loss) on investments
and capital gains distributions	38	(20)	6	5,178	127
Net unrealized appreciation
(depreciation) of investments	12	23	(5)	5,544	54
Net increase (decrease) in net assets
resulting from operations	50	6	1	10,307	216
Changes from principal transactions:
Total unit transactions	90	(92)	92	2,878	(81)
Increase (decrease) in net assets
derived from principal transactions	90	(92)	92	2,878	(81)
Total increase (decrease) in net assets	140	(86)	93	13,185	135
Net assets at December 31, 2024	1,083	184	93	46,623	2,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	4	—	(518)	42
Total realized gain (loss) on investments
and capital gains distributions	105	(22)	8	4,507	269
Net unrealized appreciation
(depreciation) of investments	170	16	(7)	10,252	106
Net increase (decrease) in net assets
resulting from operations	278	(2)	1	14,241	417
Changes from principal transactions:
Total unit transactions	40	(32)	3	1,363	198
Increase (decrease) in net assets
derived from principal transactions	40	(32)	3	1,363	198
Total increase (decrease) in net assets	318	(34)	4	15,604	615
Net assets at December 31, 2025	$1,401	$150	$97	$62,227	$3,038

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Parnassus Core Equity Fund℠ - Investor Shares	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO VIT Real Return Portfolio - Administrative Class	PGIM High Yield Fund - Class R6	PGIM Jennison Utility Fund - Class Z
Net assets at January 1, 2024	$48,212	$6,000	$61,556	$808	$230

Increase (decrease) in net assets
Operations:
Net investment income (loss)	112	91	1,056	368	3
Total realized gain (loss) on investments
and capital gains distributions	6,633	(1,207)	(458)	(22)	19
Net unrealized appreciation
(depreciation) of investments	1,660	1,256	147	67	39
Net increase (decrease) in net assets
resulting from operations	8,405	140	745	413	61
Changes from principal transactions:
Total unit transactions	(6,636)	(1,765)	(5,170)	5,078	17
Increase (decrease) in net assets
derived from principal transactions	(6,636)	(1,765)	(5,170)	5,078	17
Total increase (decrease) in net assets	1,769	(1,625)	(4,425)	5,491	78
Net assets at December 31, 2024	49,981	4,375	57,131	6,299	308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(37)	330	1,480	448	4
Total realized gain (loss) on investments
and capital gains distributions	10,665	(247)	(286)	26	34
Net unrealized appreciation
(depreciation) of investments	(5,173)	674	2,759	72	—
Net increase (decrease) in net assets
resulting from operations	5,455	757	3,953	546	38
Changes from principal transactions:
Total unit transactions	(4,997)	59	(2,216)	(530)	65
Increase (decrease) in net assets
derived from principal transactions	(4,997)	59	(2,216)	(530)	65
Total increase (decrease) in net assets	458	816	1,737	16	103
Net assets at December 31, 2025	$50,439	$5,191	$58,868	$6,315	$411

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Royce Small-Cap Total Return Fund - Service Class	Ave Maria Rising Dividend Fund	American Funds® SMALLCAP World Fund® - Class R-4	T. Rowe Price Diversified Mid-Cap Growth Fund - I Class	T. Rowe Price Large-Cap Growth Fund - I Class
Net assets at January 1, 2024	$5	$7,619	$31,063	$—	$7,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(88)	(34)	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	816	1,704	3,108	1,705
Net unrealized appreciation
(depreciation) of investments	—	172	(1,186)	1,485	(795)
Net increase (decrease) in net assets
resulting from operations	—	986	430	4,559	908
Changes from principal transactions:
Total unit transactions	1	(811)	(7,526)	33,814	(7,787)
Increase (decrease) in net assets
derived from principal transactions	1	(811)	(7,526)	33,814	(7,787)
Total increase (decrease) in net assets	1	175	(7,096)	38,373	(6,879)
Net assets at December 31, 2024	6	7,794	23,967	38,373	599

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(6)	(44)	(47)	—
Total realized gain (loss) on investments
and capital gains distributions	1	411	1,880	3,249	87
Net unrealized appreciation
(depreciation) of investments	(1)	(481)	1,067	509	21
Net increase (decrease) in net assets
resulting from operations	—	(76)	2,903	3,711	108
Changes from principal transactions:
Total unit transactions	—	(836)	(2,644)	(3,038)	20
Increase (decrease) in net assets
derived from principal transactions	—	(836)	(2,644)	(3,038)	20
Total increase (decrease) in net assets	—	(912)	259	673	128
Net assets at December 31, 2025	$6	$6,882	$24,226	$39,046	$727

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	TCW Securitized Bond Fund - Class N	TCW MetWest Total Return Bond Fund - Class I Shares	TCW MetWest Total Return Bond Fund - Class M Shares
Net assets at January 1, 2024	$350	$696	$6,985	$—	$21,478

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(1)	355	—	736
Total realized gain (loss) on investments
and capital gains distributions	49	90	(514)	—	(665)
Net unrealized appreciation
(depreciation) of investments	2	3	201	—	(62)
Net increase (decrease) in net assets
resulting from operations	52	92	42	—	9
Changes from principal transactions:
Total unit transactions	14	(135)	(198)	8	(1,280)
Increase (decrease) in net assets
derived from principal transactions	14	(135)	(198)	8	(1,280)
Total increase (decrease) in net assets	66	(43)	(156)	8	(1,271)
Net assets at December 31, 2024	416	653	6,829	8	20,207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(3)	400	—	599
Total realized gain (loss) on investments
and capital gains distributions	13	49	(672)	—	(910)
Net unrealized appreciation
(depreciation) of investments	(1)	19	764	—	1,546
Net increase (decrease) in net assets
resulting from operations	13	65	492	—	1,235
Changes from principal transactions:
Total unit transactions	(109)	(69)	(414)	(8)	(2,123)
Increase (decrease) in net assets
derived from principal transactions	(109)	(69)	(414)	(8)	(2,123)
Total increase (decrease) in net assets	(96)	(4)	78	(8)	(888)
Net assets at December 31, 2025	$320	$649	$6,907	$—	$19,319

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Equity Fund - Class R4
Net assets at January 1, 2024	$215	$12,654	$59,716	$88	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	546	2,287	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(1,548)	(5,844)	—	—
Net unrealized appreciation
(depreciation) of investments	(11)	(437)	(3,773)	11	—
Net increase (decrease) in net assets
resulting from operations	(8)	(1,439)	(7,330)	11	—
Changes from principal transactions:
Total unit transactions	27	(1,663)	(4,408)	(10)	—
Increase (decrease) in net assets
derived from principal transactions	27	(1,663)	(4,408)	(10)	—
Total increase (decrease) in net assets	19	(3,102)	(11,738)	1	—
Net assets at December 31, 2024	234	9,552	47,978	89	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	577	2,523	—	—
Total realized gain (loss) on investments
and capital gains distributions	8	(1,541)	(4,235)	2	—
Net unrealized appreciation
(depreciation) of investments	46	2,506	9,082	7	—
Net increase (decrease) in net assets
resulting from operations	62	1,542	7,370	9	—
Changes from principal transactions:
Total unit transactions	(15)	(369)	(651)	(4)	1
Increase (decrease) in net assets
derived from principal transactions	(15)	(369)	(651)	(4)	1
Total increase (decrease) in net assets	47	1,173	6,719	5	1
Net assets at December 31, 2025	$281	$10,725	$54,697	$94	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Touchstone Value Fund - Institutional Class	Vanguard® Total Bond Market Index Fund - Admiral™ Shares	Vanguard® Target Retirement 2020 Fund - Investor Shares	Vanguard® Target Retirement 2025 Fund - Investor Shares	Vanguard® Target Retirement 2030 Fund - Investor Shares
Net assets at January 1, 2024	$15	$356	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	10	378	623	451
Total realized gain (loss) on investments
and capital gains distributions	1	(2)	880	1,151	219
Net unrealized appreciation
(depreciation) of investments	1	(8)	(372)	(185)	573
Net increase (decrease) in net assets
resulting from operations	2	—	886	1,589	1,243
Changes from principal transactions:
Total unit transactions	1	165	12,566	21,897	16,490
Increase (decrease) in net assets
derived from principal transactions	1	165	12,566	21,897	16,490
Total increase (decrease) in net assets	3	165	13,452	23,486	17,733
Net assets at December 31, 2024	18	521	13,452	23,486	17,733

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	335	692	529
Total realized gain (loss) on investments
and capital gains distributions	2	(22)	577	1,145	441
Net unrealized appreciation
(depreciation) of investments	—	40	466	1,463	1,912
Net increase (decrease) in net assets
resulting from operations	2	34	1,378	3,300	2,882
Changes from principal transactions:
Total unit transactions	—	3	(3,447)	(794)	959
Increase (decrease) in net assets
derived from principal transactions	—	3	(3,447)	(794)	959
Total increase (decrease) in net assets	2	37	(2,069)	2,506	3,841
Net assets at December 31, 2025	$20	$558	$11,383	$25,992	$21,574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Vanguard® Target Retirement 2035 Fund - Investor Shares	Vanguard® Target Retirement 2040 Fund - Investor Shares	Vanguard® Target Retirement 2045 Fund - Investor Shares	Vanguard® Target Retirement 2050 Fund - Investor Shares	Vanguard® Target Retirement 2055 Fund - Investor Shares
Net assets at January 1, 2024	$—	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	415	177	278	46	90
Total realized gain (loss) on investments
and capital gains distributions	159	42	23	23	12
Net unrealized appreciation
(depreciation) of investments	700	394	665	107	234
Net increase (decrease) in net assets
resulting from operations	1,274	613	966	176	336
Changes from principal transactions:
Total unit transactions	16,014	7,123	11,919	2,066	4,105
Increase (decrease) in net assets
derived from principal transactions	16,014	7,123	11,919	2,066	4,105
Total increase (decrease) in net assets	17,288	7,736	12,885	2,242	4,441
Net assets at December 31, 2024	17,288	7,736	12,885	2,242	4,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	500	221	341	67	125
Total realized gain (loss) on investments
and capital gains distributions	195	139	99	34	17
Net unrealized appreciation
(depreciation) of investments	2,397	1,248	2,218	451	901
Net increase (decrease) in net assets
resulting from operations	3,092	1,608	2,658	552	1,043
Changes from principal transactions:
Total unit transactions	1,442	977	1,456	665	996
Increase (decrease) in net assets
derived from principal transactions	1,442	977	1,456	665	996
Total increase (decrease) in net assets	4,534	2,585	4,114	1,217	2,039
Net assets at December 31, 2025	$21,822	$10,321	$16,999	$3,459	$6,480

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Vanguard® Target Retirement 2060 Fund - Investor Shares	Vanguard® Target Retirement 2065 Fund - Investor Shares	Vanguard® Target Retirement 2070 Fund - Investor Shares	Vanguard® Target Retirement Income Fund - Investor Shares	Vanguard® Explorer™ Fund - Admiral™ Shares
Net assets at January 1, 2024	$—	$—	$—	$—	$661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	6	2	682	15
Total realized gain (loss) on investments
and capital gains distributions	4	—	—	607	218
Net unrealized appreciation
(depreciation) of investments	29	10	1	(78)	(29)
Net increase (decrease) in net assets
resulting from operations	50	16	3	1,211	204
Changes from principal transactions:
Total unit transactions	814	268	89	19,831	2,943
Increase (decrease) in net assets
derived from principal transactions	814	268	89	19,831	2,943
Total increase (decrease) in net assets	864	284	92	21,042	3,147
Net assets at December 31, 2024	864	284	92	21,042	3,808

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	12	5	677	17
Total realized gain (loss) on investments
and capital gains distributions	9	2	1	432	296
Net unrealized appreciation
(depreciation) of investments	192	68	25	1,112	(70)
Net increase (decrease) in net assets
resulting from operations	231	82	31	2,221	243
Changes from principal transactions:
Total unit transactions	512	266	161	(1,824)	(244)
Increase (decrease) in net assets
derived from principal transactions	512	266	161	(1,824)	(244)
Total increase (decrease) in net assets	743	348	192	397	(1)
Net assets at December 31, 2025	$1,607	$632	$284	$21,439	$3,807

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Vanguard® Equity Income Fund - Admiral™ Shares	Vanguard® Federal Money Market Fund - Investor Shares	Vanguard® Total International Stock Index Fund - Admiral™ Shares	Vanguard® Variable Insurance Fund - Diversified Value Portfolio	Vanguard® Variable Insurance Fund - Equity Income Portfolio
Net assets at January 1, 2024	$2,447	$3,483	$1,362	$150	$147

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,047	1,150	8	1	3
Total realized gain (loss) on investments
and capital gains distributions	2,761	—	84	10	10
Net unrealized appreciation
(depreciation) of investments	240	—	(38)	12	8
Net increase (decrease) in net assets
resulting from operations	4,048	1,150	54	23	21
Changes from principal transactions:
Total unit transactions	34,050	26,589	(1,074)	35	20
Increase (decrease) in net assets
derived from principal transactions	34,050	26,589	(1,074)	35	20
Total increase (decrease) in net assets	38,098	27,739	(1,020)	58	41
Net assets at December 31, 2024	40,545	31,222	342	208	188

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,018	1,719	14	2	3
Total realized gain (loss) on investments
and capital gains distributions	3,963	—	11	45	17
Net unrealized appreciation
(depreciation) of investments	1,828	—	105	(30)	9
Net increase (decrease) in net assets
resulting from operations	6,809	1,719	130	17	29
Changes from principal transactions:
Total unit transactions	(1,874)	18,886	235	(223)	6
Increase (decrease) in net assets
derived from principal transactions	(1,874)	18,886	235	(223)	6
Total increase (decrease) in net assets	4,935	20,605	365	(206)	35
Net assets at December 31, 2025	$45,480	$51,827	$707	$2	$223

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	Vanguard® FTSE Social Index Fund - Institutional Shares	Victory Integrity Small-Cap Value Fund - Class Y	Victory Sycamore Established Value Fund - Class A	Victory Sycamore Established Value Fund - Class R6
Net assets at January 1, 2024	$84	$4,362	$102	$15,982	$767

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	58	1	(18)	242
Total realized gain (loss) on investments
and capital gains distributions	—	133	13	2,066	1,882
Net unrealized appreciation
(depreciation) of investments	10	1,081	(9)	(667)	(1,275)
Net increase (decrease) in net assets
resulting from operations	9	1,272	5	1,381	849
Changes from principal transactions:
Total unit transactions	4	1,334	(13)	(926)	17,723
Increase (decrease) in net assets
derived from principal transactions	4	1,334	(13)	(926)	17,723
Total increase (decrease) in net assets	13	2,606	(8)	455	18,572
Net assets at December 31, 2024	97	6,968	94	16,437	19,339

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	72	—	(58)	170
Total realized gain (loss) on investments
and capital gains distributions	6	345	(1)	972	330
Net unrealized appreciation
(depreciation) of investments	(1)	920	5	(713)	(71)
Net increase (decrease) in net assets
resulting from operations	4	1,337	4	201	429
Changes from principal transactions:
Total unit transactions	(100)	1,268	10	(950)	(2,463)
Increase (decrease) in net assets
derived from principal transactions	(100)	1,268	10	(950)	(2,463)
Total increase (decrease) in net assets	(96)	2,605	14	(749)	(2,034)
Net assets at December 31, 2025	$1	$9,573	$108	$15,688	$17,305

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Victory Sycamore Small Company Opportunity Fund - Class R	Victory Core Plus Intermediate Bond Fund - Class A Shares	Victory Precious Metals and Minerals Fund - Class A Shares	Victory Pioneer Equity Income Fund - Class Y Shares	Victory Pioneer High Yield Fund - Class A Shares
Net assets at January 1, 2024	$5	$17	$18,263	$3,179	$284

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	(199)	7	15
Total realized gain (loss) on investments
and capital gains distributions	—	—	(18)	(143)	(3)
Net unrealized appreciation
(depreciation) of investments	—	—	1,773	288	10
Net increase (decrease) in net assets
resulting from operations	—	1	1,556	152	22
Changes from principal transactions:
Total unit transactions	(2)	—	(518)	(2,969)	(4)
Increase (decrease) in net assets
derived from principal transactions	(2)	—	(518)	(2,969)	(4)
Total increase (decrease) in net assets	(2)	1	1,038	(2,817)	18
Net assets at December 31, 2024	3	18	19,301	362	302

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	13	(297)	8	13
Total realized gain (loss) on investments
and capital gains distributions	—	—	5,595	13	(8)
Net unrealized appreciation
(depreciation) of investments	—	11	26,797	17	12
Net increase (decrease) in net assets
resulting from operations	—	24	32,095	38	17
Changes from principal transactions:
Total unit transactions	1	309	6,926	(37)	(108)
Increase (decrease) in net assets
derived from principal transactions	1	309	6,926	(37)	(108)
Total increase (decrease) in net assets	1	333	39,021	1	(91)
Net assets at December 31, 2025	$4	$351	$58,322	$363	$211
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Victory Pioneer Strategic Income Fund - Class A Shares	Victory Pioneer Equity Income VCT Portfolio - Class I	Victory Pioneer High Yield VCT Portfolio - Class I	Virtus NFJ Dividend Value Fund - Class A	Virtus NFJ Large-Cap Value Fund - Institutional Class
Net assets at January 1, 2024	$736	$—	$12,810	$147	$6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	—	659	—	—
Total realized gain (loss) on investments
and capital gains distributions	(36)	—	(186)	1	—
Net unrealized appreciation
(depreciation) of investments	34	—	540	4	—
Net increase (decrease) in net assets
resulting from operations	39	—	1,013	5	—
Changes from principal transactions:
Total unit transactions	35	—	1,203	(3)	—
Increase (decrease) in net assets
derived from principal transactions	35	—	1,203	(3)	—
Total increase (decrease) in net assets	74	—	2,216	2	—
Net assets at December 31, 2024	810	—	15,026	149	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	—	739	2	—
Total realized gain (loss) on investments
and capital gains distributions	(4)	—	(253)	12	1
Net unrealized appreciation
(depreciation) of investments	47	—	518	(4)	—
Net increase (decrease) in net assets
resulting from operations	80	—	1,004	10	1
Changes from principal transactions:
Total unit transactions	79	—	(925)	(28)	—
Increase (decrease) in net assets
derived from principal transactions	79	—	(925)	(28)	—
Total increase (decrease) in net assets	159	—	79	(18)	1
Net assets at December 31, 2025	$969	$—	$15,105	$131	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Virtus NFJ Small-Cap Value Fund - Class A	Virtus Duff & Phelps Global Real Estate Securities Fund - Class A	Voya Corporate Leaders® 100 Fund - Class I	Voya Large Cap Value Fund - Class A	Voya Floating Rate Fund - Class A
Net assets at January 1, 2024	$9	$—	$16,526	$65	$849

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	223	1	88
Total realized gain (loss) on investments
and capital gains distributions	(1)	—	1,493	11	(13)
Net unrealized appreciation
(depreciation) of investments	1	—	1,155	—	(9)
Net increase (decrease) in net assets
resulting from operations	—	—	2,871	12	66
Changes from principal transactions:
Total unit transactions	(2)	—	2,731	9	120
Increase (decrease) in net assets
derived from principal transactions	(2)	—	2,731	9	120
Total increase (decrease) in net assets	(2)	—	5,602	21	186
Net assets at December 31, 2024	7	—	22,128	86	1,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	153	1	43
Total realized gain (loss) on investments
and capital gains distributions	—	—	2,631	6	(80)
Net unrealized appreciation
(depreciation) of investments	—	—	1,035	4	58
Net increase (decrease) in net assets
resulting from operations	—	—	3,819	11	21
Changes from principal transactions:
Total unit transactions	(1)	—	1,388	13	(1,056)
Increase (decrease) in net assets
derived from principal transactions	(1)	—	1,388	13	(1,056)
Total increase (decrease) in net assets	(1)	—	5,207	24	(1,035)
Net assets at December 31, 2025	$6	$—	$27,335	$110	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Short Duration High Income Fund - Class A	Voya Government Money Market Portfolio - Class I	Voya Intermediate Bond Portfolio - Class I
Net assets at January 1, 2024	$3,706	$471	$—	$514,690	$335,348

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90	15	—	23,035	11,808
Total realized gain (loss) on investments
and capital gains distributions	(152)	(26)	—	227	(10,442)
Net unrealized appreciation
(depreciation) of investments	93	17	—	—	4,632
Net increase (decrease) in net assets
resulting from operations	31	6	—	23,262	5,998
Changes from principal transactions:
Total unit transactions	(189)	(63)	—	13,543	(39,616)
Increase (decrease) in net assets
derived from principal transactions	(189)	(63)	—	13,543	(39,616)
Total increase (decrease) in net assets	(158)	(57)	—	36,805	(33,618)
Net assets at December 31, 2024	3,548	414	—	551,495	301,730

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	10	23	19,986	12,016
Total realized gain (loss) on investments
and capital gains distributions	(211)	(39)	(1)	449	(4,570)
Net unrealized appreciation
(depreciation) of investments	336	49	(6)	—	12,912
Net increase (decrease) in net assets
resulting from operations	217	20	16	20,435	20,358
Changes from principal transactions:
Total unit transactions	(341)	(145)	984	17,342	(10,344)
Increase (decrease) in net assets
derived from principal transactions	(341)	(145)	984	17,342	(10,344)
Total increase (decrease) in net assets	(124)	(125)	1,000	37,777	10,014
Net assets at December 31, 2025	$3,424	$289	$1,000	$589,272	$311,744

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Balanced Income Portfolio - Institutional Class	Voya Global Perspectives® Portfolio - Class I	Voya Government Liquid Assets Portfolio - Class I	Voya High Yield Portfolio - Adviser Class
Net assets at January 1, 2024	$1,548	$—	$4,756	$—	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63	1,784	112	—	1
Total realized gain (loss) on investments
and capital gains distributions	4	173	(357)	—	—
Net unrealized appreciation
(depreciation) of investments	(33)	4,422	526	—	—
Net increase (decrease) in net assets
resulting from operations	34	6,379	281	—	1
Changes from principal transactions:
Total unit transactions	(19)	181,194	(524)	—	—
Increase (decrease) in net assets
derived from principal transactions	(19)	181,194	(524)	—	—
Total increase (decrease) in net assets	15	187,573	(243)	—	1
Net assets at December 31, 2024	1,563	187,573	4,513	—	25

Increase (decrease) in net assets
Operations:
Net investment income (loss)	64	7,187	265	—	1
Total realized gain (loss) on investments
and capital gains distributions	10	9,762	(187)	—	1
Net unrealized appreciation
(depreciation) of investments	33	2,654	558	—	—
Net increase (decrease) in net assets
resulting from operations	107	19,603	636	—	2
Changes from principal transactions:
Total unit transactions	(136)	(13,908)	427	—	(9)
Increase (decrease) in net assets
derived from principal transactions	(136)	(13,908)	427	—	(9)
Total increase (decrease) in net assets	(29)	5,695	1,063	—	(7)
Net assets at December 31, 2025	$1,534	$193,268	$5,576	$—	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya High Yield Portfolio - Institutional Class	Voya Inflation Protected Bond Plus Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Net assets at January 1, 2024	$97,895	$8	$73	$617,046	$7,917

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,813	—	—	(5,826)	(71)
Total realized gain (loss) on investments
and capital gains distributions	(1,922)	—	7	(17,671)	(562)
Net unrealized appreciation
(depreciation) of investments	2,365	—	15	220,811	3,123
Net increase (decrease) in net assets
resulting from operations	6,256	—	22	197,314	2,490
Changes from principal transactions:
Total unit transactions	(4,222)	—	(28)	(75,786)	(1,817)
Increase (decrease) in net assets
derived from principal transactions	(4,222)	—	(28)	(75,786)	(1,817)
Total increase (decrease) in net assets	2,034	—	(6)	121,528	673
Net assets at December 31, 2024	99,929	8	67	738,574	8,590

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,842	—	—	(6,780)	(82)
Total realized gain (loss) on investments
and capital gains distributions	(1,073)	—	15	75,460	666
Net unrealized appreciation
(depreciation) of investments	3,307	—	16	51,767	739
Net increase (decrease) in net assets
resulting from operations	8,076	—	31	120,447	1,323
Changes from principal transactions:
Total unit transactions	3,142	(8)	639	590,547	3,794
Increase (decrease) in net assets
derived from principal transactions	3,142	(8)	639	590,547	3,794
Total increase (decrease) in net assets	11,218	(8)	670	710,994	5,117
Net assets at December 31, 2025	$111,147	$—	$737	$1,449,568	$13,707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya U.S. Stock Index Portfolio - Institutional Class
Net assets at January 1, 2024	$12	$323,179	$1,289	$5	$51,489

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	2,524	12	—	566
Total realized gain (loss) on investments
and capital gains distributions	1	(13,087)	(201)	—	5,445
Net unrealized appreciation
(depreciation) of investments	1	60,731	391	—	6,767
Net increase (decrease) in net assets
resulting from operations	2	50,168	202	—	12,778
Changes from principal transactions:
Total unit transactions	(3)	(28,912)	(59)	1	2,519
Increase (decrease) in net assets
derived from principal transactions	(3)	(28,912)	(59)	1	2,519
Total increase (decrease) in net assets	(1)	21,256	143	1	15,297
Net assets at December 31, 2024	11	344,435	1,432	6	66,786

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,245	5	—	849
Total realized gain (loss) on investments
and capital gains distributions	2	15,606	291	—	8,759
Net unrealized appreciation
(depreciation) of investments	(2)	20,777	(124)	—	1,957
Net increase (decrease) in net assets
resulting from operations	—	37,628	172	—	11,565
Changes from principal transactions:
Total unit transactions	(11)	(40,721)	78	(6)	2,371
Increase (decrease) in net assets
derived from principal transactions	(11)	(40,721)	78	(6)	2,371
Total increase (decrease) in net assets	(11)	(3,093)	250	(6)	13,936
Net assets at December 31, 2025	$—	$341,342	$1,682	$—	$80,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® CBRE Global Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Institutional Class	VY® CBRE Real Estate Portfolio - Service Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class
Net assets at January 1, 2024	$56,906	$896	$32,847	$44,669	$31,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,187	15	481	558	139
Total realized gain (loss) on investments
and capital gains distributions	(1,628)	27	(1,735)	4,911	2,866
Net unrealized appreciation
(depreciation) of investments	150	(13)	2,205	1,544	1,715
Net increase (decrease) in net assets
resulting from operations	(291)	29	951	7,013	4,720
Changes from principal transactions:
Total unit transactions	(7,047)	(197)	(4,386)	(1,461)	(2,417)
Increase (decrease) in net assets
derived from principal transactions	(7,047)	(197)	(4,386)	(1,461)	(2,417)
Total increase (decrease) in net assets	(7,338)	(168)	(3,435)	5,552	2,303
Net assets at December 31, 2024	49,568	728	29,412	50,221	33,967

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,091	14	489	1,481	610
Total realized gain (loss) on investments
and capital gains distributions	(1,083)	17	(805)	10,041	5,209
Net unrealized appreciation
(depreciation) of investments	2,853	(35)	60	(4,509)	(1,175)
Net increase (decrease) in net assets
resulting from operations	2,861	(4)	(256)	7,013	4,644
Changes from principal transactions:
Total unit transactions	(3,587)	(128)	(3,092)	(4,902)	(2,096)
Increase (decrease) in net assets
derived from principal transactions	(3,587)	(128)	(3,092)	(4,902)	(2,096)
Total increase (decrease) in net assets	(726)	(132)	(3,348)	2,111	2,548
Net assets at December 31, 2025	$48,842	$596	$26,064	$52,332	$36,515

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
Net assets at January 1, 2024	$38	$11,667	$18,828	$3	$57,225

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(5)	(38)	—	44
Total realized gain (loss) on investments
and capital gains distributions	—	(772)	(1,752)	—	(2,117)
Net unrealized appreciation
(depreciation) of investments	—	902	1,987	—	8,005
Net increase (decrease) in net assets
resulting from operations	—	125	197	—	5,932
Changes from principal transactions:
Total unit transactions	—	(94)	(1,878)	—	(2,136)
Increase (decrease) in net assets
derived from principal transactions	—	(94)	(1,878)	—	(2,136)
Total increase (decrease) in net assets	—	31	(1,681)	—	3,796
Net assets at December 31, 2024	38	11,698	17,147	3	61,021

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(16)	(56)	—	89
Total realized gain (loss) on investments
and capital gains distributions	11	2,264	3,777	1	3,689
Net unrealized appreciation
(depreciation) of investments	2	2,205	2,743	(1)	(2,426)
Net increase (decrease) in net assets
resulting from operations	13	4,453	6,464	—	1,352
Changes from principal transactions:
Total unit transactions	(2)	1,189	923	(3)	(13,926)
Increase (decrease) in net assets
derived from principal transactions	(2)	1,189	923	(3)	(13,926)
Total increase (decrease) in net assets	11	5,642	7,387	(3)	(12,574)
Net assets at December 31, 2025	$49	$17,340	$24,534	$—	$48,447

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Net assets at January 1, 2024	$39,403	$460	$606,856	$1,263,710	$591

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(273)	5	16,368	20,982	7
Total realized gain (loss) on investments
and capital gains distributions	(1,600)	7	10,523	13,245	38
Net unrealized appreciation
(depreciation) of investments	5,584	41	46,396	106,591	14
Net increase (decrease) in net assets
resulting from operations	3,711	53	73,287	140,818	59
Changes from principal transactions:
Total unit transactions	(2,700)	(5)	(13,874)	(73,283)	(74)
Increase (decrease) in net assets
derived from principal transactions	(2,700)	(5)	(13,874)	(73,283)	(74)
Total increase (decrease) in net assets	1,011	48	59,413	67,535	(15)
Net assets at December 31, 2024	40,414	508	666,269	1,331,245	576

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(235)	8	12,608	15,384	—
Total realized gain (loss) on investments
and capital gains distributions	2,891	80	98,282	190,790	96
Net unrealized appreciation
(depreciation) of investments	(1,837)	(31)	(33,733)	(63,626)	(68)
Net increase (decrease) in net assets
resulting from operations	819	57	77,157	142,548	28
Changes from principal transactions:
Total unit transactions	(3,842)	(5)	(39,794)	(58,097)	(604)
Increase (decrease) in net assets
derived from principal transactions	(3,842)	(5)	(39,794)	(58,097)	(604)
Total increase (decrease) in net assets	(3,023)	52	37,363	84,451	(576)
Net assets at December 31, 2025	$37,391	$560	$703,632	$1,415,696	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	Voya Multi-Manager International Small Cap Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class I	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class
Net assets at January 1, 2024	$105,271	$107	$1,958	$72	$49,266

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,154	1	38	3	1,545
Total realized gain (loss) on investments
and capital gains distributions	2,649	(1)	(62)	—	(2,147)
Net unrealized appreciation
(depreciation) of investments	7,365	4	112	(4)	(251)
Net increase (decrease) in net assets
resulting from operations	11,168	4	88	(1)	(853)
Changes from principal transactions:
Total unit transactions	(7,167)	(3)	222	(3)	(5,373)
Increase (decrease) in net assets
derived from principal transactions	(7,167)	(3)	222	(3)	(5,373)
Total increase (decrease) in net assets	4,001	1	310	(4)	(6,226)
Net assets at December 31, 2024	109,272	108	2,268	68	43,040

Increase (decrease) in net assets
Operations:
Net investment income (loss)	973	1	51	2	1,340
Total realized gain (loss) on investments
and capital gains distributions	8,630	10	305	1	(1,399)
Net unrealized appreciation
(depreciation) of investments	4,440	29	691	2	3,385
Net increase (decrease) in net assets
resulting from operations	14,043	40	1,047	5	3,326
Changes from principal transactions:
Total unit transactions	(10,287)	(5)	1,775	(17)	(869)
Increase (decrease) in net assets
derived from principal transactions	(10,287)	(5)	1,775	(17)	(869)
Total increase (decrease) in net assets	3,756	35	2,822	(12)	2,457
Net assets at December 31, 2025	$113,028	$143	$5,090	$56	$45,497

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Global Bond Portfolio - Service Class	Voya Global Insights Portfolio - Adviser Class	Voya Global Insights Portfolio - Initial Class	Voya Global Insights Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2024	$462	$146	$555,911	$2,567	$6,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	(1)	(5,311)	(26)	69
Total realized gain (loss) on investments
and capital gains distributions	(24)	90	282,449	1,539	(48)
Net unrealized appreciation
(depreciation) of investments	(2)	(77)	(235,260)	(1,321)	502
Net increase (decrease) in net assets
resulting from operations	(9)	12	41,878	192	523
Changes from principal transactions:
Total unit transactions	80	(10)	(76,065)	(155)	(558)
Increase (decrease) in net assets
derived from principal transactions	80	(10)	(76,065)	(155)	(558)
Total increase (decrease) in net assets	71	2	(34,187)	37	(35)
Net assets at December 31, 2024	533	148	521,724	2,604	6,873

Increase (decrease) in net assets
Operations:
Net investment income (loss)	18	—	(3,270)	(23)	370
Total realized gain (loss) on investments
and capital gains distributions	(14)	(25)	(12,877)	(76)	52
Net unrealized appreciation
(depreciation) of investments	40	53	129,215	691	55
Net increase (decrease) in net assets
resulting from operations	44	28	113,068	592	477
Changes from principal transactions:
Total unit transactions	21	(41)	(55,853)	(129)	(7,350)
Increase (decrease) in net assets
derived from principal transactions	21	(41)	(55,853)	(129)	(7,350)
Total increase (decrease) in net assets	65	(13)	57,215	463	(6,873)
Net assets at December 31, 2025	$598	$135	$578,939	$3,067	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service Class 2	Voya Index Solution 2030 Portfolio - Initial Class	Voya Index Solution 2030 Portfolio - Service Class	Voya Index Solution 2030 Portfolio - Service Class 2
Net assets at January 1, 2024	$10,567	$1,605	$1,033	$965	$81

Increase (decrease) in net assets
Operations:
Net investment income (loss)	116	16	14	12	1
Total realized gain (loss) on investments
and capital gains distributions	(42)	(19)	16	1	(2)
Net unrealized appreciation
(depreciation) of investments	755	132	90	100	9
Net increase (decrease) in net assets
resulting from operations	829	129	120	113	8
Changes from principal transactions:
Total unit transactions	(885)	(69)	663	509	(5)
Increase (decrease) in net assets
derived from principal transactions	(885)	(69)	663	509	(5)
Total increase (decrease) in net assets	(56)	60	783	622	3
Net assets at December 31, 2024	10,511	1,665	1,816	1,587	84

Increase (decrease) in net assets
Operations:
Net investment income (loss)	560	92	40	46	3
Total realized gain (loss) on investments
and capital gains distributions	117	55	87	9	—
Net unrealized appreciation
(depreciation) of investments	33	(26)	149	202	24
Net increase (decrease) in net assets
resulting from operations	710	121	276	257	27
Changes from principal transactions:
Total unit transactions	(11,221)	(1,786)	1,246	333	255
Increase (decrease) in net assets
derived from principal transactions	(11,221)	(1,786)	1,246	333	255
Total increase (decrease) in net assets	(10,511)	(1,665)	1,522	590	282
Net assets at December 31, 2025	$—	$—	$3,338	$2,177	$366

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service Class 2	Voya Index Solution 2040 Portfolio - Initial Class	Voya Index Solution 2040 Portfolio - Service Class
Net assets at January 1, 2024	$15,649	$12,274	$3,645	$1,545	$182

Increase (decrease) in net assets
Operations:
Net investment income (loss)	20	27	7	(4)	—
Total realized gain (loss) on investments
and capital gains distributions	(41)	(4)	2	10	2
Net unrealized appreciation
(depreciation) of investments	1,769	1,332	407	201	25
Net increase (decrease) in net assets
resulting from operations	1,748	1,355	416	207	27
Changes from principal transactions:
Total unit transactions	1,306	(124)	253	448	77
Increase (decrease) in net assets
derived from principal transactions	1,306	(124)	253	448	77
Total increase (decrease) in net assets	3,054	1,231	669	655	104
Net assets at December 31, 2024	18,703	13,505	4,314	2,200	286

Increase (decrease) in net assets
Operations:
Net investment income (loss)	312	258	76	36	4
Total realized gain (loss) on investments
and capital gains distributions	444	80	52	33	16
Net unrealized appreciation
(depreciation) of investments	2,267	1,904	588	382	30
Net increase (decrease) in net assets
resulting from operations	3,023	2,242	716	451	50
Changes from principal transactions:
Total unit transactions	(414)	476	154	879	45
Increase (decrease) in net assets
derived from principal transactions	(414)	476	154	879	45
Total increase (decrease) in net assets	2,609	2,718	870	1,330	95
Net assets at December 31, 2025	$21,312	$16,223	$5,184	$3,530	$381

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2040 Portfolio - Service Class 2	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service Class 2	Voya Index Solution 2050 Portfolio - Initial Class
Net assets at January 1, 2024	$—	$12,483	$9,734	$3,935	$1,231

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(77)	(47)	(17)	(8)
Total realized gain (loss) on investments
and capital gains distributions	—	153	91	4	14
Net unrealized appreciation
(depreciation) of investments	—	1,675	1,270	556	188
Net increase (decrease) in net assets
resulting from operations	—	1,751	1,314	543	194
Changes from principal transactions:
Total unit transactions	10	960	(348)	120	388
Increase (decrease) in net assets
derived from principal transactions	10	960	(348)	120	388
Total increase (decrease) in net assets	10	2,711	966	663	582
Net assets at December 31, 2024	10	15,194	10,700	4,598	1,813

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	171	133	57	21
Total realized gain (loss) on investments
and capital gains distributions	—	459	190	16	28
Net unrealized appreciation
(depreciation) of investments	50	2,279	1,673	839	343
Net increase (decrease) in net assets
resulting from operations	56	2,909	1,996	912	392
Changes from principal transactions:
Total unit transactions	377	(185)	(506)	316	354
Increase (decrease) in net assets
derived from principal transactions	377	(185)	(506)	316	354
Total increase (decrease) in net assets	433	2,724	1,490	1,228	746
Net assets at December 31, 2025	$443	$17,918	$12,190	$5,826	$2,559

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2050 Portfolio - Service Class	Voya Index Solution 2050 Portfolio - Service Class 2	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service Class 2
Net assets at January 1, 2024	$137	$44	$6,625	$10,238	$3,715

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	—	(60)	(96)	(21)
Total realized gain (loss) on investments
and capital gains distributions	—	2	71	96	10
Net unrealized appreciation
(depreciation) of investments	26	8	981	1,511	576
Net increase (decrease) in net assets
resulting from operations	24	10	992	1,511	565
Changes from principal transactions:
Total unit transactions	163	37	997	879	671
Increase (decrease) in net assets
derived from principal transactions	163	37	997	879	671
Total increase (decrease) in net assets	187	47	1,989	2,390	1,236
Net assets at December 31, 2024	324	91	8,614	12,628	4,951

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2	80	113	53
Total realized gain (loss) on investments
and capital gains distributions	18	—	151	262	47
Net unrealized appreciation
(depreciation) of investments	70	20	1,529	2,165	993
Net increase (decrease) in net assets
resulting from operations	92	22	1,760	2,540	1,093
Changes from principal transactions:
Total unit transactions	188	35	768	504	1,246
Increase (decrease) in net assets
derived from principal transactions	188	35	768	504	1,246
Total increase (decrease) in net assets	280	57	2,528	3,044	2,339
Net assets at December 31, 2025	$604	$148	$11,142	$15,672	$7,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2060 Portfolio - Initial Class	Voya Index Solution 2060 Portfolio - Service Class	Voya Index Solution 2060 Portfolio - Service Class 2	Voya Index Solution 2065 Portfolio - Initial Class	Voya Index Solution 2065 Portfolio - Service Class
Net assets at January 1, 2024	$383	$94	$47	$343	$140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(1)	—	(3)	(2)
Total realized gain (loss) on investments
and capital gains distributions	4	(1)	1	(1)	2
Net unrealized appreciation
(depreciation) of investments	65	18	7	56	26
Net increase (decrease) in net assets
resulting from operations	66	16	8	52	26
Changes from principal transactions:
Total unit transactions	251	68	6	305	78
Increase (decrease) in net assets
derived from principal transactions	251	68	6	305	78
Total increase (decrease) in net assets	317	84	14	357	104
Net assets at December 31, 2024	700	178	61	700	244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	2	2	3	—
Total realized gain (loss) on investments
and capital gains distributions	24	32	15	18	18
Net unrealized appreciation
(depreciation) of investments	135	10	11	138	37
Net increase (decrease) in net assets
resulting from operations	166	44	28	159	55
Changes from principal transactions:
Total unit transactions	242	18	43	177	340
Increase (decrease) in net assets
derived from principal transactions	242	18	43	177	340
Total increase (decrease) in net assets	408	62	71	336	395
Net assets at December 31, 2025	$1,108	$240	$132	$1,036	$639
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution 2065 Portfolio - Service Class 2	Voya Index Solution 2070 Portfolio - Initial Class	Voya Index Solution 2070 Portfolio - Service Class	Voya Index Solution 2070 Portfolio - Service Class 2	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2024	$51	$—	$—	$—	$1,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	—	41
Total realized gain (loss) on investments
and capital gains distributions	3	—	—	—	(11)
Net unrealized appreciation
(depreciation) of investments	7	—	—	—	69
Net increase (decrease) in net assets
resulting from operations	10	—	—	—	99
Changes from principal transactions:
Total unit transactions	47	—	—	—	135
Increase (decrease) in net assets
derived from principal transactions	47	—	—	—	135
Total increase (decrease) in net assets	57	—	—	—	234
Net assets at December 31, 2024	108	—	—	—	1,794

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	—	—	38
Total realized gain (loss) on investments
and capital gains distributions	5	—	—	—	11
Net unrealized appreciation
(depreciation) of investments	25	—	3	—	402
Net increase (decrease) in net assets
resulting from operations	32	—	3	—	451
Changes from principal transactions:
Total unit transactions	147	5	48	3	6,329
Increase (decrease) in net assets
derived from principal transactions	147	5	48	3	6,329
Total increase (decrease) in net assets	179	5	51	3	6,780
Net assets at December 31, 2025	$287	$5	$51	$3	$8,574

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service Class 2	Voya International High Dividend Low Volatility Portfolio - Adviser Class	Voya International High Dividend Low Volatility Portfolio - Initial Class	Voya International High Dividend Low Volatility Portfolio - Service Class
Net assets at January 1, 2024	$1,401	$449	$119	$62,482	$69

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	9	5	2,228	1
Total realized gain (loss) on investments
and capital gains distributions	(37)	(6)	1	(2,336)	(4)
Net unrealized appreciation
(depreciation) of investments	82	25	2	3,845	5
Net increase (decrease) in net assets
resulting from operations	71	28	8	3,737	2
Changes from principal transactions:
Total unit transactions	(282)	(55)	(3)	(9,127)	(47)
Increase (decrease) in net assets
derived from principal transactions	(282)	(55)	(3)	(9,127)	(47)
Total increase (decrease) in net assets	(211)	(27)	5	(5,390)	(45)
Net assets at December 31, 2024	1,190	422	124	57,092	24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	2	—	2,322	2
Total realized gain (loss) on investments
and capital gains distributions	8	11	15	1,047	1
Net unrealized appreciation
(depreciation) of investments	508	92	(11)	17,893	8
Net increase (decrease) in net assets
resulting from operations	528	105	4	21,262	11
Changes from principal transactions:
Total unit transactions	10,146	1,498	(128)	6,702	14
Increase (decrease) in net assets
derived from principal transactions	10,146	1,498	(128)	6,702	14
Total increase (decrease) in net assets	10,674	1,603	(124)	27,964	25
Net assets at December 31, 2025	$11,864	$2,025	$—	$85,056	$49

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service Class 2	Voya Solution 2030 Portfolio - Initial Class
Net assets at January 1, 2024	$244	$15,776	$127,182	$4,696	$2,241

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	170	1,609	71	29
Total realized gain (loss) on investments
and capital gains distributions	1	(1,657)	(3,476)	(153)	50
Net unrealized appreciation
(depreciation) of investments	13	2,477	11,116	415	137
Net increase (decrease) in net assets
resulting from operations	18	990	9,249	333	216
Changes from principal transactions:
Total unit transactions	(10)	(5,406)	(16,566)	(430)	1,372
Increase (decrease) in net assets
derived from principal transactions	(10)	(5,406)	(16,566)	(430)	1,372
Total increase (decrease) in net assets	8	(4,416)	(7,317)	(97)	1,588
Net assets at December 31, 2024	252	11,360	119,865	4,599	3,829

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	480	4,889	182	67
Total realized gain (loss) on investments
and capital gains distributions	42	623	(5,768)	(210)	248
Net unrealized appreciation
(depreciation) of investments	(35)	(346)	8,694	318	303
Net increase (decrease) in net assets
resulting from operations	17	757	7,815	290	618
Changes from principal transactions:
Total unit transactions	(269)	(12,117)	(127,680)	(4,889)	3,533
Increase (decrease) in net assets
derived from principal transactions	(269)	(12,117)	(127,680)	(4,889)	3,533
Total increase (decrease) in net assets	(252)	(11,360)	(119,865)	(4,599)	4,151
Net assets at December 31, 2025	$—	$—	$—	$—	$7,980

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2030 Portfolio - Service Class	Voya Solution 2030 Portfolio - Service Class 2	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class
Net assets at January 1, 2024	$4,375	$29	$297	$19,616	$196,208

Increase (decrease) in net assets
Operations:
Net investment income (loss)	51	2	—	175	1,529
Total realized gain (loss) on investments
and capital gains distributions	23	5	35	(586)	(2,531)
Net unrealized appreciation
(depreciation) of investments	504	(1)	(26)	2,395	21,919
Net increase (decrease) in net assets
resulting from operations	578	6	9	1,984	20,917
Changes from principal transactions:
Total unit transactions	4,829	9	(291)	(1,658)	(6,391)
Increase (decrease) in net assets
derived from principal transactions	4,829	9	(291)	(1,658)	(6,391)
Total increase (decrease) in net assets	5,407	15	(282)	326	14,526
Net assets at December 31, 2024	9,782	44	15	19,942	210,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	188	1	—	369	3,209
Total realized gain (loss) on investments
and capital gains distributions	911	2	5	496	8,157
Net unrealized appreciation
(depreciation) of investments	632	4	(3)	2,432	20,215
Net increase (decrease) in net assets
resulting from operations	1,731	7	2	3,297	31,581
Changes from principal transactions:
Total unit transactions	5,054	39	(17)	2,497	1,409
Increase (decrease) in net assets
derived from principal transactions	5,054	39	(17)	2,497	1,409
Total increase (decrease) in net assets	6,785	46	(15)	5,794	32,990
Net assets at December 31, 2025	$16,567	$90	$—	$25,736	$243,724
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2035 Portfolio - Service Class 2	Voya Solution 2040 Portfolio - Initial Class	Voya Solution 2040 Portfolio - Service Class	Voya Solution 2040 Portfolio - Service Class 2	Voya Solution 2045 Portfolio - Adviser Class
Net assets at January 1, 2024	$8,766	$793	$4,584	$24	$24

Increase (decrease) in net assets
Operations:
Net investment income (loss)	75	8	27	—	—
Total realized gain (loss) on investments
and capital gains distributions	(633)	1	(19)	—	—
Net unrealized appreciation
(depreciation) of investments	1,331	126	677	3	3
Net increase (decrease) in net assets
resulting from operations	773	135	685	3	3
Changes from principal transactions:
Total unit transactions	(2,109)	685	4,494	25	—
Increase (decrease) in net assets
derived from principal transactions	(2,109)	685	4,494	25	—
Total increase (decrease) in net assets	(1,336)	820	5,179	28	3
Net assets at December 31, 2024	7,430	1,613	9,763	52	27

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	19	104	—	—
Total realized gain (loss) on investments
and capital gains distributions	198	148	1,039	5	1
Net unrealized appreciation
(depreciation) of investments	679	172	767	10	3
Net increase (decrease) in net assets
resulting from operations	1,008	339	1,910	15	4
Changes from principal transactions:
Total unit transactions	(1,356)	688	2,827	95	1
Increase (decrease) in net assets
derived from principal transactions	(1,356)	688	2,827	95	1
Total increase (decrease) in net assets	(348)	1,027	4,737	110	5
Net assets at December 31, 2025	$7,082	$2,640	$14,500	$162	$32

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service Class 2	Voya Solution 2050 Portfolio - Initial Class	Voya Solution 2050 Portfolio - Service Class
Net assets at January 1, 2024	$16,977	$152,039	$4,216	$686	$4,279

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	800	31	3	13
Total realized gain (loss) on investments
and capital gains distributions	(842)	(1,249)	(179)	8	(6)
Net unrealized appreciation
(depreciation) of investments	2,665	20,633	642	99	711
Net increase (decrease) in net assets
resulting from operations	1,915	20,184	494	110	718
Changes from principal transactions:
Total unit transactions	(4,100)	(433)	(604)	259	2,614
Increase (decrease) in net assets
derived from principal transactions	(4,100)	(433)	(604)	259	2,614
Total increase (decrease) in net assets	(2,185)	19,751	(110)	369	3,332
Net assets at December 31, 2024	14,792	171,790	4,106	1,055	7,611

Increase (decrease) in net assets
Operations:
Net investment income (loss)	201	1,850	41	10	71
Total realized gain (loss) on investments
and capital gains distributions	371	7,987	64	115	845
Net unrealized appreciation
(depreciation) of investments	2,371	21,266	440	110	935
Net increase (decrease) in net assets
resulting from operations	2,943	31,103	545	235	1,851
Changes from principal transactions:
Total unit transactions	1,467	1,301	(1,734)	469	4,814
Increase (decrease) in net assets
derived from principal transactions	1,467	1,301	(1,734)	469	4,814
Total increase (decrease) in net assets	4,410	32,404	(1,189)	704	6,665
Net assets at December 31, 2025	$19,202	$204,194	$2,917	$1,759	$14,276

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2050 Portfolio - Service Class 2	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service Class 2	Voya Solution 2060 Portfolio - Initial Class
Net assets at January 1, 2024	$52	$10,430	$54,855	$1,818	$365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	50	190	11	2
Total realized gain (loss) on investments
and capital gains distributions	1	(133)	(764)	(53)	2
Net unrealized appreciation
(depreciation) of investments	7	1,566	8,391	296	63
Net increase (decrease) in net assets
resulting from operations	9	1,483	7,817	254	67
Changes from principal transactions:
Total unit transactions	50	547	2,471	145	319
Increase (decrease) in net assets
derived from principal transactions	50	547	2,471	145	319
Total increase (decrease) in net assets	59	2,030	10,288	399	386
Net assets at December 31, 2024	111	12,460	65,143	2,217	751

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	139	618	28	8
Total realized gain (loss) on investments
and capital gains distributions	11	872	4,900	115	76
Net unrealized appreciation
(depreciation) of investments	13	1,509	6,897	297	92
Net increase (decrease) in net assets
resulting from operations	25	2,520	12,415	440	176
Changes from principal transactions:
Total unit transactions	49	1,434	2,662	241	334
Increase (decrease) in net assets
derived from principal transactions	49	1,434	2,662	241	334
Total increase (decrease) in net assets	74	3,954	15,077	681	510
Net assets at December 31, 2025	$185	$16,414	$80,220	$2,898	$1,261

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2060 Portfolio - Service Class	Voya Solution 2060 Portfolio - Service Class 2	Voya Solution 2065 Portfolio - Initial Class	Voya Solution 2065 Portfolio - Service Class	Voya Solution 2065 Portfolio - Service Class 2
Net assets at January 1, 2024	$2,028	$57	$796	$4,308	$35

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10	1	14	83	1
Total realized gain (loss) on investments
and capital gains distributions	23	3	94	486	5
Net unrealized appreciation
(depreciation) of investments	349	5	21	148	—
Net increase (decrease) in net assets
resulting from operations	382	9	129	717	6
Changes from principal transactions:
Total unit transactions	2,264	63	333	2,591	38
Increase (decrease) in net assets
derived from principal transactions	2,264	63	333	2,591	38
Total increase (decrease) in net assets	2,646	72	462	3,308	44
Net assets at December 31, 2024	4,674	129	1,258	7,616	79

Increase (decrease) in net assets
Operations:
Net investment income (loss)	50	2	26	213	3
Total realized gain (loss) on investments
and capital gains distributions	546	17	284	1,385	23
Net unrealized appreciation
(depreciation) of investments	480	19	(59)	72	(2)
Net increase (decrease) in net assets
resulting from operations	1,076	38	251	1,670	24
Changes from principal transactions:
Total unit transactions	2,370	133	(5)	2,394	83
Increase (decrease) in net assets
derived from principal transactions	2,370	133	(5)	2,394	83
Total increase (decrease) in net assets	3,446	171	246	4,064	107
Net assets at December 31, 2025	$8,120	$300	$1,504	$11,680	$186

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution 2070 Portfolio - Initial Class	Voya Solution 2070 Portfolio - Service Class	Voya Solution 2070 Portfolio - Service Class 2	Voya Solution Aggressive Portfolio - Initial Class	Voya Solution Balanced Portfolio - Initial Class
Net assets at January 1, 2024	$—	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(194)	50
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	265	40
Net unrealized appreciation
(depreciation) of investments	—	—	—	2,582	1,599
Net increase (decrease) in net assets
resulting from operations	—	—	—	2,653	1,689
Changes from principal transactions:
Total unit transactions	—	—	—	82,054	65,021
Increase (decrease) in net assets
derived from principal transactions	—	—	—	82,054	65,021
Total increase (decrease) in net assets	—	—	—	84,707	66,710
Net assets at December 31, 2024	—	—	—	84,707	66,710

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	834	968
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	5,890	2,269
Net unrealized appreciation
(depreciation) of investments	—	—	—	6,254	4,517
Net increase (decrease) in net assets
resulting from operations	—	5	—	12,978	7,754
Changes from principal transactions:
Total unit transactions	13	253	1	(3,597)	(1,623)
Increase (decrease) in net assets
derived from principal transactions	13	253	1	(3,597)	(1,623)
Total increase (decrease) in net assets	13	258	1	9,381	6,131
Net assets at December 31, 2025	$13	$258	$1	$94,088	$72,841

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution Balanced Portfolio - Service Class	Voya Solution Conservative Portfolio - Initial Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Net assets at January 1, 2024	$7,876	$—	$325	$7,804	$25,230

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(67)	(25)	7	158	440
Total realized gain (loss) on investments
and capital gains distributions	(160)	37	4	(406)	(607)
Net unrealized appreciation
(depreciation) of investments	1,108	682	7	651	1,437
Net increase (decrease) in net assets
resulting from operations	881	694	18	403	1,270
Changes from principal transactions:
Total unit transactions	7	36,850	(33)	(1,773)	(2,874)
Increase (decrease) in net assets
derived from principal transactions	7	36,850	(33)	(1,773)	(2,874)
Total increase (decrease) in net assets	888	37,544	(15)	(1,370)	(1,604)
Net assets at December 31, 2024	8,764	37,544	310	6,434	23,626

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	623	10	195	226
Total realized gain (loss) on investments
and capital gains distributions	352	238	10	(369)	(645)
Net unrealized appreciation
(depreciation) of investments	556	1,810	20	1,264	6,881
Net increase (decrease) in net assets
resulting from operations	1,002	2,671	40	1,090	6,462
Changes from principal transactions:
Total unit transactions	180	(2,313)	198	10,243	116,688
Increase (decrease) in net assets
derived from principal transactions	180	(2,313)	198	10,243	116,688
Total increase (decrease) in net assets	1,182	358	238	11,333	123,150
Net assets at December 31, 2025	$9,946	$37,902	$548	$17,767	$146,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Solution Income Portfolio - Service Class 2	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class
Net assets at January 1, 2024	$2,124	$18	$37,681	$63,458	$324

Increase (decrease) in net assets
Operations:
Net investment income (loss)	41	—	453	466	(1)
Total realized gain (loss) on investments
and capital gains distributions	(65)	1	470	912	21
Net unrealized appreciation
(depreciation) of investments	126	—	1,892	2,994	(11)
Net increase (decrease) in net assets
resulting from operations	102	1	2,815	4,372	9
Changes from principal transactions:
Total unit transactions	(294)	—	(3,680)	(6,173)	(132)
Increase (decrease) in net assets
derived from principal transactions	(294)	—	(3,680)	(6,173)	(132)
Total increase (decrease) in net assets	(192)	1	(865)	(1,801)	(123)
Net assets at December 31, 2024	1,932	19	36,816	61,657	201

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44	—	557	657	(1)
Total realized gain (loss) on investments
and capital gains distributions	(63)	3	2,491	2,691	38
Net unrealized appreciation
(depreciation) of investments	343	(3)	(1,333)	(925)	(55)
Net increase (decrease) in net assets
resulting from operations	324	—	1,715	2,423	(18)
Changes from principal transactions:
Total unit transactions	3,812	(19)	(1,923)	(8,499)	(46)
Increase (decrease) in net assets
derived from principal transactions	3,812	(19)	(1,923)	(8,499)	(46)
Total increase (decrease) in net assets	4,136	(19)	(208)	(6,076)	(64)
Net assets at December 31, 2025	$6,068	$—	$36,608	$55,581	$137

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class
Net assets at January 1, 2024	$159,295	$18,008	$171	$9,349	$196

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,319)	(139)	2	88	2
Total realized gain (loss) on investments
and capital gains distributions	2,891	(64)	17	438	22
Net unrealized appreciation
(depreciation) of investments	4,077	4,079	(1)	404	3
Net increase (decrease) in net assets
resulting from operations	5,649	3,876	18	930	27
Changes from principal transactions:
Total unit transactions	(18,859)	(1,269)	(6)	(1,048)	(28)
Increase (decrease) in net assets
derived from principal transactions	(18,859)	(1,269)	(6)	(1,048)	(28)
Total increase (decrease) in net assets	(13,210)	2,607	12	(118)	(1)
Net assets at December 31, 2024	146,085	20,615	183	9,231	195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(745)	(131)	—	76	1
Total realized gain (loss) on investments
and capital gains distributions	14,786	973	27	1,460	31
Net unrealized appreciation
(depreciation) of investments	(30,111)	2,102	(22)	(892)	(6)
Net increase (decrease) in net assets
resulting from operations	(16,070)	2,944	5	644	26
Changes from principal transactions:
Total unit transactions	(19,589)	(3,094)	(188)	(461)	(100)
Increase (decrease) in net assets
derived from principal transactions	(19,589)	(3,094)	(188)	(461)	(100)
Total increase (decrease) in net assets	(35,659)	(150)	(183)	183	(74)
Net assets at December 31, 2025	$110,426	$20,465	$—	$9,414	$121

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2024	$78,070	$1,424	$264,976	$1,145	$124

Increase (decrease) in net assets
Operations:
Net investment income (loss)	477	15	6,002	15	1
Total realized gain (loss) on investments
and capital gains distributions	9,564	160	14,567	42	9
Net unrealized appreciation
(depreciation) of investments	298	(58)	6,371	43	7
Net increase (decrease) in net assets
resulting from operations	10,339	117	26,940	100	17
Changes from principal transactions:
Total unit transactions	(7,236)	(902)	(38,786)	(618)	(13)
Increase (decrease) in net assets
derived from principal transactions	(7,236)	(902)	(38,786)	(618)	(13)
Total increase (decrease) in net assets	3,103	(785)	(11,846)	(518)	4
Net assets at December 31, 2024	81,173	639	253,130	627	128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	344	7	2,336	7	—
Total realized gain (loss) on investments
and capital gains distributions	10,761	168	66,648	183	25
Net unrealized appreciation
(depreciation) of investments	1,119	(110)	(41,150)	(116)	(20)
Net increase (decrease) in net assets
resulting from operations	12,224	65	27,834	74	5
Changes from principal transactions:
Total unit transactions	(7,686)	(124)	(25,118)	13	(133)
Increase (decrease) in net assets
derived from principal transactions	(7,686)	(124)	(25,118)	13	(133)
Total increase (decrease) in net assets	4,538	(59)	2,716	87	(128)
Net assets at December 31, 2025	$85,711	$580	$255,846	$714	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2024	$17,996	$50,871	$224	$495,689	$1,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	35	(62)	(1)	(5,086)	(14)
Total realized gain (loss) on investments
and capital gains distributions	(1,154)	973	33	54,351	126
Net unrealized appreciation
(depreciation) of investments	2,412	5,458	15	55,012	178
Net increase (decrease) in net assets
resulting from operations	1,293	6,369	47	104,277	290
Changes from principal transactions:
Total unit transactions	(15,294)	(6,057)	(22)	(70,905)	(147)
Increase (decrease) in net assets
derived from principal transactions	(15,294)	(6,057)	(22)	(70,905)	(147)
Total increase (decrease) in net assets	(14,001)	312	25	33,372	143
Net assets at December 31, 2024	3,995	51,183	249	529,061	1,562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	37	(69)	—	(5,310)	(16)
Total realized gain (loss) on investments
and capital gains distributions	500	4,771	57	75,832	218
Net unrealized appreciation
(depreciation) of investments	(390)	(3,105)	(39)	(25,399)	(68)
Net increase (decrease) in net assets
resulting from operations	147	1,597	18	45,123	134
Changes from principal transactions:
Total unit transactions	(528)	(6,465)	(267)	(58,245)	(116)
Increase (decrease) in net assets
derived from principal transactions	(528)	(6,465)	(267)	(58,245)	(116)
Total increase (decrease) in net assets	(381)	(4,868)	(249)	(13,122)	18
Net assets at December 31, 2025	$3,614	$46,315	$—	$515,939	$1,580

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2024	$776	$632,862	$3,196	$1,089	$1,306,625

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(5,389)	(27)	1	(3,405)
Total realized gain (loss) on investments
and capital gains distributions	129	82,370	409	182	127,222
Net unrealized appreciation
(depreciation) of investments	83	91,669	503	57	156,603
Net increase (decrease) in net assets
resulting from operations	209	168,650	885	240	280,420
Changes from principal transactions:
Total unit transactions	(159)	(106,341)	(179)	(160)	(175,726)
Increase (decrease) in net assets
derived from principal transactions	(159)	(106,341)	(179)	(160)	(175,726)
Total increase (decrease) in net assets	50	62,309	706	80	104,694
Net assets at December 31, 2024	826	695,171	3,902	1,169	1,411,319

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(4,853)	(27)	(4)	(10,673)
Total realized gain (loss) on investments
and capital gains distributions	213	163,984	875	133	71,023
Net unrealized appreciation
(depreciation) of investments	(155)	(93,093)	(428)	53	159,120
Net increase (decrease) in net assets
resulting from operations	56	66,038	420	182	219,470
Changes from principal transactions:
Total unit transactions	(882)	(761,209)	(4,322)	(356)	(177,882)
Increase (decrease) in net assets
derived from principal transactions	(882)	(761,209)	(4,322)	(356)	(177,882)
Total increase (decrease) in net assets	(826)	(695,171)	(3,902)	(174)	41,588
Net assets at December 31, 2025	$—	$—	$—	$995	$1,452,907

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Growth and Income Portfolio - Class S	Voya Global High Dividend Low Volatility Portfolio - Class I	Voya Global High Dividend Low Volatility Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S
Net assets at January 1, 2024	$353	$74,161	$9,979	$414,419	$15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	1,579	152	(691)	—
Total realized gain (loss) on investments
and capital gains distributions	51	4,411	545	31,402	2
Net unrealized appreciation
(depreciation) of investments	29	2,793	434	65,935	2
Net increase (decrease) in net assets
resulting from operations	79	8,783	1,131	96,646	4
Changes from principal transactions:
Total unit transactions	36	(5,677)	(691)	(29,198)	(4)
Increase (decrease) in net assets
derived from principal transactions	36	(5,677)	(691)	(29,198)	(4)
Total increase (decrease) in net assets	115	3,106	440	67,448	—
Net assets at December 31, 2024	468	77,267	10,419	481,867	15

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1,380	112	(1,308)	—
Total realized gain (loss) on investments
and capital gains distributions	28	11,492	1,675	57,664	9
Net unrealized appreciation
(depreciation) of investments	55	851	16	7,664	1
Net increase (decrease) in net assets
resulting from operations	80	13,723	1,803	64,020	10
Changes from principal transactions:
Total unit transactions	15	(5,609)	(147)	(35,477)	58
Increase (decrease) in net assets
derived from principal transactions	15	(5,609)	(147)	(35,477)	58
Total increase (decrease) in net assets	95	8,114	1,656	28,543	68
Net assets at December 31, 2025	$563	$85,381	$12,075	$510,410	$83
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2024	$305,645	$46	$137,039	$46	$59,916

Increase (decrease) in net assets
Operations:
Net investment income (loss)	422	—	342	—	1,191
Total realized gain (loss) on investments
and capital gains distributions	8,182	3	4,365	3	1,190
Net unrealized appreciation
(depreciation) of investments	33,450	2	5,330	(2)	(984)
Net increase (decrease) in net assets
resulting from operations	42,054	5	10,037	1	1,397
Changes from principal transactions:
Total unit transactions	(24,047)	(14)	(10,081)	(18)	(3,686)
Increase (decrease) in net assets
derived from principal transactions	(24,047)	(14)	(10,081)	(18)	(3,686)
Total increase (decrease) in net assets	18,007	(9)	(44)	(17)	(2,289)
Net assets at December 31, 2024	323,652	37	136,995	29	57,627

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(969)	(3)	(421)	—	1,105
Total realized gain (loss) on investments
and capital gains distributions	23,851	62	5,069	18	950
Net unrealized appreciation
(depreciation) of investments	(1,420)	(58)	4,550	(7)	16,236
Net increase (decrease) in net assets
resulting from operations	21,462	1	9,198	11	18,291
Changes from principal transactions:
Total unit transactions	(8,724)	1,106	(4,347)	335	9,614
Increase (decrease) in net assets
derived from principal transactions	(8,724)	1,106	(4,347)	335	9,614
Total increase (decrease) in net assets	12,738	1,107	4,851	346	27,905
Net assets at December 31, 2025	$336,390	$1,144	$141,846	$375	$85,532

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S
Net assets at January 1, 2024	$62	$200,338	$4,766	$326,816	$344

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(1,455)	(19)	1,287	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	18,465	483	11,031	7
Net unrealized appreciation
(depreciation) of investments	—	49,687	1,111	74,508	76
Net increase (decrease) in net assets
resulting from operations	2	66,697	1,575	86,826	82
Changes from principal transactions:
Total unit transactions	(1)	1,539	(70)	12,190	(40)
Increase (decrease) in net assets
derived from principal transactions	(1)	1,539	(70)	12,190	(40)
Total increase (decrease) in net assets	1	68,236	1,505	99,016	42
Net assets at December 31, 2024	63	268,574	6,271	425,832	386

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	(2,298)	(30)	3,983	2
Total realized gain (loss) on investments
and capital gains distributions	9	43,145	1,117	39,607	28
Net unrealized appreciation
(depreciation) of investments	32	2,655	(28)	30,990	29
Net increase (decrease) in net assets
resulting from operations	45	43,502	1,059	74,580	59
Changes from principal transactions:
Total unit transactions	89	(10,256)	(387)	(11,722)	(67)
Increase (decrease) in net assets
derived from principal transactions	89	(10,256)	(387)	(11,722)	(67)
Total increase (decrease) in net assets	134	33,246	672	62,858	(8)
Net assets at December 31, 2025	$197	$301,820	$6,943	$488,690	$378

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I
Net assets at January 1, 2024	$630	$24,324	$20,422	$216,096	$110,757

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	219	(174)	1,176	465
Total realized gain (loss) on investments
and capital gains distributions	28	1,228	699	6,072	4,199
Net unrealized appreciation
(depreciation) of investments	49	1,812	3,430	21,229	5,355
Net increase (decrease) in net assets
resulting from operations	83	3,259	3,955	28,477	10,019
Changes from principal transactions:
Total unit transactions	(96)	(486)	(815)	(27,970)	(20,439)
Increase (decrease) in net assets
derived from principal transactions	(96)	(486)	(815)	(27,970)	(20,439)
Total increase (decrease) in net assets	(13)	2,773	3,140	507	(10,420)
Net assets at December 31, 2024	617	27,097	23,562	216,603	100,337

Increase (decrease) in net assets
Operations:
Net investment income (loss)	152	1,259	(225)	1,101	749
Total realized gain (loss) on investments
and capital gains distributions	450	6,092	4,654	17,405	8,633
Net unrealized appreciation
(depreciation) of investments	(310)	(2,957)	(2,853)	938	1,906
Net increase (decrease) in net assets
resulting from operations	292	4,394	1,576	19,444	11,288
Changes from principal transactions:
Total unit transactions	1,557	(315)	(1,926)	(12,143)	(1,467)
Increase (decrease) in net assets
derived from principal transactions	1,557	(315)	(1,926)	(12,143)	(1,467)
Total increase (decrease) in net assets	1,849	4,079	(350)	7,301	9,821
Net assets at December 31, 2025	$2,466	$31,176	$23,212	$223,904	$110,158

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Bond Index Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2024	$123,906	$128	$27,940	$—	$297,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(128)	1	938	—	(2,431)
Total realized gain (loss) on investments
and capital gains distributions	(2,265)	5	(1,491)	—	(46,998)
Net unrealized appreciation
(depreciation) of investments	12,991	8	551	—	92,265
Net increase (decrease) in net assets
resulting from operations	10,598	14	(2)	—	42,836
Changes from principal transactions:
Total unit transactions	(14,154)	(1)	848	—	(24,289)
Increase (decrease) in net assets
derived from principal transactions	(14,154)	(1)	848	—	(24,289)
Total increase (decrease) in net assets	(3,556)	13	846	—	18,547
Net assets at December 31, 2024	120,350	141	28,786	—	315,823

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	—	1,022	—	(2,424)
Total realized gain (loss) on investments
and capital gains distributions	10,199	31	(1,204)	—	(30,970)
Net unrealized appreciation
(depreciation) of investments	(2,064)	(25)	1,957	—	42,514
Net increase (decrease) in net assets
resulting from operations	8,227	6	1,775	—	9,120
Changes from principal transactions:
Total unit transactions	(14,873)	(147)	5,541	3	(30,776)
Increase (decrease) in net assets
derived from principal transactions	(14,873)	(147)	5,541	3	(30,776)
Total increase (decrease) in net assets	(6,646)	(141)	7,316	3	(21,656)
Net assets at December 31, 2025	$113,704	$—	$36,102	$3	$294,167

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Periods or Years Ended December 31, 2025 and 2024
(In thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	American Funds® Washington Mutual Investors Fund - Class R-3	American Funds® Washington Mutual Investors Fund - Class R-4
Net assets at January 1, 2024	$813	$60,706	$77	$880	$270,560

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	(157)	—	5	1,065
Total realized gain (loss) on investments
and capital gains distributions	89	(1,526)	5	125	34,057
Net unrealized appreciation
(depreciation) of investments	1	12,094	—	27	11,294
Net increase (decrease) in net assets
resulting from operations	87	10,411	5	157	46,416
Changes from principal transactions:
Total unit transactions	(321)	(2,953)	(46)	(64)	(24,719)
Increase (decrease) in net assets
derived from principal transactions	(321)	(2,953)	(46)	(64)	(24,719)
Total increase (decrease) in net assets	(234)	7,458	(41)	93	21,697
Net assets at December 31, 2024	579	68,164	36	973	292,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	749	—	4	1,044
Total realized gain (loss) on investments
and capital gains distributions	122	(1,578)	11	187	37,464
Net unrealized appreciation
(depreciation) of investments	(98)	9,241	(9)	(31)	6,239
Net increase (decrease) in net assets
resulting from operations	22	8,412	2	160	44,747
Changes from principal transactions:
Total unit transactions	(150)	(5,916)	(38)	(102)	(23,037)
Increase (decrease) in net assets
derived from principal transactions	(150)	(5,916)	(38)	(102)	(23,037)
Total increase (decrease) in net assets	(128)	2,496	(36)	58	21,710
Net assets at December 31, 2025	$451	$70,660	$—	$1,031	$313,967

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.    ORGANIZATION
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the "Account") was established by ("VRIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc., a holding company domiciled in the State of Delaware.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more subaccounts within the Account or an investment option in the Company's fixed account, as directed by the contract owners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

The Account has one reporting segment. The Director and President of the Company is the chief operating decision maker ("CODM"). The CODM reviews the Net increase (decrease) in net assets resulting from operations as presented in the Statement of Operations and assesses year-over-year changes in evaluating operating performance and allocating resources. The measure of segment assets is reported on the Statement of Assets and Liabilities as Net assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Statement of Operations.

As of December 31, 2025, the Account had 351 subaccounts, 200 of which invest in independently managed mutual funds and 151 of which invest in mutual funds managed by an affiliate, Voya Investments, LLC. The assets in each subaccount are invested in shares of a designated fund of various investment trusts (the "Trusts"). The subaccounts with asset balances at December 31, 2025 are as follows:

AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A
AB Variable Products Series Fund, Inc.:
AB VPS Relative Value Portfolio - Class A
abrdn Funds:
abrdn Emerging Markets ex-China Fund - Institutional Class
AIM Counselor Series Trust (Invesco Counselor Series Trust):
Invesco Discovery Large Cap Fund - Class A
Invesco Floating Rate ESG Fund - Class R5
AIM Equity Funds (Invesco Equity Funds):
Invesco Main Street Fund® - Class A
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds (Invesco International Mutual Funds):
Invesco EQV International Equity Fund - Class R5
Invesco International Growth Fund - Class Y
Invesco International Small-Mid Company Fund - Class Y
AIM Investment Funds (Invesco Investment Funds):
Invesco Developing Markets Fund - Class A
Invesco Developing Markets Fund - Class Y
Invesco Health Care Fund - Investor Class
Invesco International Bond Fund - Class A
AIM Investment Securities Funds (Invesco Investment Securities Funds):
Invesco High Yield Fund - Class R5
AIM Sector Funds (Invesco Sector Funds):
Invesco Energy Fund - Class R5
Invesco Gold & Special Minerals Fund - Class A
Invesco Small Cap Value Fund - Class A
Invesco Value Opportunities Fund - Class R5
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund - Series I

Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Invesco V.I. Global Fund - Series I
Invesco V.I. Global Strategic Income Fund - Series I
Invesco V.I. Main Street Fund® - Series I
Invesco V.I. Main Street Small Cap Fund® - Series I
The Alger Funds:
Alger Capital Appreciation Fund - Class A
The Alger Funds II:
Alger Responsible Investing Fund - Class A
Allspring Funds Trust:
Allspring Core Plus Bond Fund - Class R6
Allspring Small Company Growth Fund - Institutional Class
Allspring Small Company Value Fund - Class A
Allspring Special Small Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3
American Funds® Fundamental Investors® - Class R-4
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4
AMG Funds IV:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

AMG River Road Mid Cap Value Fund - Class N
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares
BlackRock Mid-Cap Value Fund - Investor A Shares
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio - Class I
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4
Capital World Growth and Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc. - Class L
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares
Columbia Select Mid Cap Value Fund - Class S Shares
Columbia Funds Series Trust II:
Columbia Intrinsic Value Fund - Institutional Class
Columbia Funds Variable Series Trust:
Columbia Variable Portfolio - Acorn Fund
Columbia Variable Portfolio - Acorn International Fund
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series, Inc.:
Davis Financial Fund - Class Y
Delaware Group® Equity Funds V:
Nomura Small Cap Value Fund - Class A
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class
DFA Inflation-Protected Securities Portfolio - Institutional Class
DFA Social Fixed Income Portfolio - Institutional Class
DFA U.S. Targeted Value Portfolio - Institutional Class
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares
Dodge & Cox Stock Fund - Class I Shares
Driehaus Mutual Funds:

Driehaus Emerging Markets Growth Fund - Institutional Share Class
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EUPAC Fund:
American Funds® EUPAC Fund® - Class R-3
American Funds® EUPAC Fund® - Class R-4
American Funds® EUPAC Fund® - Class R-6
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares
Fidelity Advisor Series VIII:
Fidelity Advisor® Focused Emerging Markets Fund - Class Z
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund
Fidelity® Small Cap Index Fund
Fidelity® Total International Index Fund
Fidelity® U.S. Bond Index Fund
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3
American Funds® The Growth Fund of America® - Class R-4
The Hartford Mutual Funds, Inc.:
The Hartford Dividend and Growth Fund - Class R4
The Hartford International Opportunities Fund - Class R4
Impax Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class
Impax Sustainable Allocation Fund - Investor Class
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares
Janus Henderson Enterprise Portfolio - Institutional Shares
Janus Henderson Flexible Bond Portfolio - Institutional Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Janus Henderson Global Research Portfolio - Institutional Shares
Janus Henderson Research Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares
JPMorgan Government Bond Fund - Class I Shares
JPMorgan Large Cap Growth Fund - Class R6 Shares
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares
Legg Mason Partners Investment Trust:
ClearBridge Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Catholic Equity Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Lord Abbett Bond Debenture Fund, Inc.:
Lord Abbett Bond Debenture Fund - Class R4
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Short Duration Income Fund - Class R4
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3
Neuberger Berman Equity Funds:
Neuberger Genesis Fund - Trust Class Shares
Neuberger Quality Equity Fund - Institutional Class Shares
Neuberger Quality Equity Fund - Trust Class Shares
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3
American Funds® New Perspective Fund® - Class R-4
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4
New York Life Investments Funds Trust:
NYLI CBRE Real Estate Fund - Class A
Nomura Funds:
Nomura Mid Cap Growth Fund - Institutional Class
Nomura Science and Technology Fund - Class Y
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Parnassus Funds II:
Parnassus Core Equity Fund℠ - Investor Shares
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class

PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.:
T. Rowe Price Diversified Mid-Cap Growth Fund - I Class
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
TCW Funds, Inc.:
TCW Securitized Bond Fund - Class N
TCW Metropolitan West Funds:
TCW MetWest Total Return Bond Fund - Class M Shares
Templeton Funds:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Equity Fund - Class R4
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
Vanguard Chester Funds:
Vanguard® Target Retirement 2020 Fund - Investor Shares
Vanguard® Target Retirement 2025 Fund - Investor Shares
Vanguard® Target Retirement 2030 Fund - Investor Shares
Vanguard® Target Retirement 2035 Fund - Investor Shares
Vanguard® Target Retirement 2040 Fund - Investor Shares
Vanguard® Target Retirement 2045 Fund - Investor Shares
Vanguard® Target Retirement 2050 Fund - Investor Shares
Vanguard® Target Retirement 2055 Fund - Investor Shares
Vanguard® Target Retirement 2060 Fund - Investor Shares
Vanguard® Target Retirement 2065 Fund - Investor Shares
Vanguard® Target Retirement 2070 Fund - Investor Shares
Vanguard® Target Retirement Income Fund - Investor Shares
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares
Vanguard STAR Funds:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Vanguard® Total International Stock Index Fund - Admiral™ Shares
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
Vanguard® Variable Insurance Fund - Equity Income Portfolio
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y
Victory Sycamore Established Value Fund - Class A
Victory Sycamore Established Value Fund - Class R6
Victory Sycamore Small Company Opportunity Fund - Class R
Victory Portfolios III:
Victory Core Plus Intermediate Bond Fund - Class A Shares
Victory Precious Metals and Minerals Fund - Class A Shares
Victory Portfolios IV:
Victory Pioneer Equity Income Fund - Class Y Shares
Victory Pioneer High Yield Fund - Class A Shares
Victory Pioneer Strategic Income Fund - Class A Shares
Victory Variable Insurance Funds II:
Victory Pioneer Equity Income VCT Portfolio - Class I
Victory Pioneer High Yield VCT Portfolio - Class I
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A
Virtus NFJ Large-Cap Value Fund - Institutional Class
Virtus NFJ Small-Cap Value Fund - Class A
Voya Equity Trust:
Voya Corporate Leaders® 100 Fund - Class I
Voya Large Cap Value Fund - Class A
Voya Funds Trust:
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Short Duration High Income Fund - Class A
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class
Voya Global Perspectives® Portfolio - Class I
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® CBRE Global Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Institutional Class
VY® CBRE Real Estate Portfolio - Service Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class

VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class I
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Global Insights Portfolio - Adviser Class
Voya Global Insights Portfolio - Initial Class
Voya Global Insights Portfolio - Service Class
Voya Index Solution 2030 Portfolio - Initial Class
Voya Index Solution 2030 Portfolio - Service Class
Voya Index Solution 2030 Portfolio - Service Class 2
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service Class 2
Voya Index Solution 2040 Portfolio - Initial Class
Voya Index Solution 2040 Portfolio - Service Class
Voya Index Solution 2040 Portfolio - Service Class 2
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service Class 2
Voya Index Solution 2050 Portfolio - Initial Class
Voya Index Solution 2050 Portfolio - Service Class
Voya Index Solution 2050 Portfolio - Service Class 2
Voya Index Solution 2055 Portfolio - Initial Class
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service Class 2
Voya Index Solution 2060 Portfolio - Initial Class
Voya Index Solution 2060 Portfolio - Service Class
Voya Index Solution 2060 Portfolio - Service Class 2
Voya Index Solution 2065 Portfolio - Initial Class
Voya Index Solution 2065 Portfolio - Service Class
Voya Index Solution 2065 Portfolio - Service Class 2
Voya Index Solution 2070 Portfolio - Initial Class
Voya Index Solution 2070 Portfolio - Service Class
Voya Index Solution 2070 Portfolio - Service Class 2
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service Class 2
Voya International High Dividend Low Volatility Portfolio - Initial Class
Voya International High Dividend Low Volatility Portfolio - Service Class
Voya Solution 2030 Portfolio - Initial Class
Voya Solution 2030 Portfolio - Service Class
Voya Solution 2030 Portfolio - Service Class 2
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service Class 2
Voya Solution 2040 Portfolio - Initial Class
Voya Solution 2040 Portfolio - Service Class
Voya Solution 2040 Portfolio - Service Class 2

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service Class 2
Voya Solution 2050 Portfolio - Initial Class
Voya Solution 2050 Portfolio - Service Class
Voya Solution 2050 Portfolio - Service Class 2
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service Class 2
Voya Solution 2060 Portfolio - Initial Class
Voya Solution 2060 Portfolio - Service Class
Voya Solution 2060 Portfolio - Service Class 2
Voya Solution 2065 Portfolio - Initial Class
Voya Solution 2065 Portfolio - Service Class
Voya Solution 2065 Portfolio - Service Class 2
Voya Solution 2070 Portfolio - Initial Class
Voya Solution 2070 Portfolio - Service Class
Voya Solution 2070 Portfolio - Service Class 2
Voya Solution Aggressive Portfolio - Initial Class
Voya Solution Balanced Portfolio - Initial Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Conservative Portfolio - Initial Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service Class 2
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class

VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I
Voya Global High Dividend Low Volatility Portfolio - Class S
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class I
Voya U.S. Bond Index Portfolio - Class S
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund - Class R-3
American Funds® Washington Mutual Investors Fund - Class R-4

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

The following subaccounts were closed to contract owners during 2025. These subaccounts are not included in the Statement of Assets and Liabilities or Financial Highlights Note.

Allspring Funds Trust:	Voya Index Solution 2025 Portfolio - Service Class
Allspring Small Company Growth Fund - Administrator Class	Voya Index Solution 2025 Portfolio - Service Class 2
The Hartford Mutual Funds, Inc.:	Voya International High Dividend Low Volatility Portfolio - Adviser Class
The Hartford Capital Appreciation Fund - Class R4	Voya Solution 2025 Portfolio - Adviser Class
TCW Metropolitan West Funds:	Voya Solution 2025 Portfolio - Initial Class
TCW MetWest Total Return Bond Fund - Class I Shares	Voya Solution 2025 Portfolio - Service Class
Virtus Opportunities Trust:	Voya Solution 2025 Portfolio - Service Class 2
Virtus Duff & Phelps Global Real Estate Securities Fund - Class A	Voya Solution 2035 Portfolio - Adviser Class
Voya Funds Trust:	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Voya Floating Rate Fund - Class A	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Voya Investors Trust:	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
Voya Government Liquid Assets Portfolio - Class I	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Voya Inflation Protected Bond Plus Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Voya Limited Maturity Bond Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	Voya Variable Portfolios, Inc.:
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	Voya Small Company Portfolio - Class S
Voya Partners, Inc.:	Voya Variable Products Trust:
Voya Index Solution 2025 Portfolio - Initial Class	Voya SmallCap Opportunities Portfolio - Class S

The following subaccounts were added as new investment products during 2025. Refer to the Financial Highlights Note for the Fund Inception Date.

Allspring Funds Trust:	Voya Partners, Inc.: (continued)
Allspring Small Company Growth Fund - Institutional Class	Voya Index Solution 2070 Portfolio - Service Class
Fidelity Salem Street Trust:	Voya Index Solution 2070 Portfolio - Service Class 2
Fidelity® U.S. Bond Index Fund	Voya Solution 2070 Portfolio - Initial Class
Voya Funds Trust:	Voya Solution 2070 Portfolio - Service Class
Voya Short Duration High Income Fund - Class A	Voya Solution 2070 Portfolio - Service Class 2
Voya Partners, Inc.:	Voya Variable Portfolios, Inc.:
Voya Index Solution 2070 Portfolio - Initial Class	Voya U.S. Bond Index Portfolio - Class S

The following subaccount name changes were made effective in 2025:

Current Name	Former Name
AIM International Mutual Funds (Invesco International Mutual Funds):	AIM International Mutual Funds:
Invesco International Growth Fund - Class Y	Invesco Oppenheimer International Growth Fund - Class Y
Columbia Funds Series Trust II:	Columbia Funds Series Trust II:
Columbia Intrinsic Value Fund - Institutional Class	Columbia Large Cap Value Fund - Institutional Class
Columbia Funds Variable Series Trust:	Wanger Advisors Trust:
Columbia Variable Portfolio - Acorn Fund	Wanger Acorn
Columbia Variable Portfolio - Acorn International Fund	Wanger International
Delaware Group® Equity Funds V:	Delaware Group® Equity Funds V:
Nomura Small Cap Value Fund - Class A	Macquarie Small Cap Value Fund - Class A
DFA Investment Dimensions Group Inc.:	DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class	DFA Emerging Markets Core Equity Portfolio - Institutional Class
EUPAC Fund:	EuroPacific Growth Fund:
American Funds® EUPAC Fund® - Class R-3	American Funds® EuroPacific Growth Fund® - Class R-3
American Funds® EUPAC Fund® - Class R-4	American Funds® EuroPacific Growth Fund® - Class R-4
American Funds® EUPAC Fund® - Class R-6	American Funds® EuroPacific Growth Fund® - Class R-6
Fidelity Variable Insurance Products Fund V:	Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class
Neuberger Berman Equity Funds:	Neuberger Berman Equity Funds:
Neuberger Genesis Fund - Trust Class Shares	Neuberger Berman Genesis Fund - Trust Class Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name	Former Name
Neuberger Quality Equity Fund - Institutional Class Shares	Neuberger Berman Sustainable Equity Fund - Institutional Class Shares
Neuberger Quality Equity Fund - Trust Class Shares	Neuberger Berman Sustainable Equity Fund - Trust Class Shares
Nomura Funds:	Macquarie Funds:
Nomura Mid Cap Growth Fund - Institutional Class	Macquarie Mid Cap Growth Fund - Institutional Class
Nomura Science and Technology Fund - Class Y	Macquarie Science and Technology Fund - Class Y
Victory Portfolios IV:	Pioneer Equity Income Fund:
Victory Pioneer Equity Income Fund - Class Y Shares	Pioneer Equity Income Fund - Class Y Shares
Victory Portfolios IV:	Pioneer High Yield Fund:
Victory Pioneer High Yield Fund - Class A Shares	Pioneer High Yield Fund - Class A Shares
Victory Portfolios IV:	Pioneer Series Trust XIV:
Victory Pioneer Strategic Income Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares
Victory Variable Insurance Funds II:	Pioneer Variable Contracts Trust:
Victory Pioneer Equity Income VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I
Victory Pioneer High Yield VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I

2.    SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies of the Account:

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Investments are made in shares of a subaccount and are recorded at fair value, determined by the net asset value per share of the respective subaccount. Investment transactions in each subaccount are recorded on the trade date. Distributions of net investment income and capital gains from each subaccount are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the subaccount are generally determined using the specific identification method. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes
Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes. Uncertain tax positions are assessed at the parent level on a consolidated basis, including taxes of the operations of the Separate Account.

Contract Owner Reserves
The annuity reserves of the Account are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the subaccounts. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.50% to 5.50%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Changes from Principal Transactions
Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the subaccounts, transfers between subaccounts, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

Subsequent Events
The Company has evaluated all events through the date the financial statements were issued to determine whether any event required either recognition or disclosure in the financial statements. The Company is not aware of any subsequent events that would have a material effect on the financial statements of the Account.

3.    FINANCIAL INSTRUMENTS
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values ("NAV"). The fair value of the Account's assets is based on the NAVs of mutual funds, which are obtained from the transfer agents or fund companies and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account's assets are recorded at fair value on the Statement of Assets and Liabilities and are categorized as Level 1 as of December 31, 2025 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2025. The Account had no liabilities as of December 31, 2025.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

•Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.
•Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:
a.Quoted prices for similar assets or liabilities in active markets;
b.Quoted prices for identical or similar assets or liabilities in non-active markets;
c.Inputs other than quoted market prices that are observable; and
d.Inputs that are derived principally from or corroborated by observable market data through correlation or other means.
•Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

4.    CHARGES AND FEES
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges
VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each subaccount of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Asset-Based Administrative Charges
A charge to cover administrative expenses of the Account is deducted at annual rates of up to 0.35% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges
An annual Contract maintenance fee of up to $75 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges
For certain Contracts, a contingent deferred sales charge ("Surrender Charge") is imposed as a percentage that ranges up to 8.50% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges
Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed withdrawal benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Under the Fixed/Variable Premium Immediate Annuity contract, an additional annual charge of 1.00% of the average daily net asset value is deducted daily from the accumulation values for contract owners who select the Guaranteed Minimum Income feature. For certain Contracts, an annual charge up to 1.00% of the average daily net asset value is deducted daily from the accumulation values of contract owners who selected the Transfer Asset Benefit option, as specified in the Contract. These charges are assessed through a reduction in unit values.

Fees Waived by VRIAC
Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

5.    RELATED PARTY TRANSACTIONS
Management fees were paid to Voya Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to Voya Equity Trust, Voya Funds Trust, Voya Government Money Market Portfolio, Voya Intermediate Bond Portfolio, Voya Investors Trust, Voya Mutual Funds, Voya Partners, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The investment advisory agreements of the Trusts provide for fees at annual rates ranging from 0.18% to 1.25% of the average net assets of each respective fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.    PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2025 follow:

	Purchases	Sales
	(In thousands)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	$12	$2
AB Variable Products Series Fund, Inc.:
AB VPS Relative Value Portfolio - Class A	115	868
abrdn Funds:
abrdn Emerging Markets ex-China Fund - Institutional Class	1	—
AIM Counselor Series Trust (Invesco Counselor Series Trust):
Invesco Discovery Large Cap Fund - Class A	10	5
Invesco Floating Rate ESG Fund - Class R5	156	101
AIM Equity Funds (Invesco Equity Funds):
Invesco Main Street Fund® - Class A	472	700
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	1,079	918
Invesco Small Cap Growth Fund - Class A	59	8
AIM International Mutual Funds (Invesco International Mutual Funds):
Invesco EQV International Equity Fund - Class R5	66	84
Invesco International Growth Fund - Class Y	152	91
Invesco International Small-Mid Company Fund - Class Y	258	107
AIM Investment Funds (Invesco Investment Funds):
Invesco Developing Markets Fund - Class A	46,545	13,654
Invesco Developing Markets Fund - Class Y	13,194	5,630
Invesco Health Care Fund - Investor Class	6	5
Invesco International Bond Fund - Class A	1	—
AIM Investment Securities Funds (Invesco Investment Securities Funds):
Invesco High Yield Fund - Class R5	177	61
AIM Sector Funds (Invesco Sector Funds):
Invesco Energy Fund - Class R5	77	56
Invesco Gold & Special Minerals Fund - Class A	32	9
Invesco Small Cap Value Fund - Class A	14	218
Invesco Value Opportunities Fund - Class R5	1,928	1,016
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund - Series I	8,177	7,623
Invesco V.I. Core Equity Fund - Series I	3,778	4,574
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	1	2
Invesco V.I. Global Fund - Series I	23	20
Invesco V.I. Global Strategic Income Fund - Series I	3	—
Invesco V.I. Main Street Fund® - Series I	2	14
Invesco V.I. Main Street Small Cap Fund® - Series I	6,925	3,570
The Alger Funds:
Alger Capital Appreciation Fund - Class A	—	81
The Alger Funds II:
Alger Responsible Investing Fund - Class A	4,680	3,603
Allspring Funds Trust:
Allspring Core Plus Bond Fund - Class R6	8,117	10,588
Allspring Small Company Growth Fund - Administrator Class	987	16,448
Allspring Small Company Growth Fund - Institutional Class	16,424	543
Allspring Small Company Value Fund - Class A	40	62
Allspring Special Small Cap Value Fund - Class A	8,460	12,244
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	2,313	18,214
Amana Income Fund - Investor Class	5,336	10,405

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3	$156	$648
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	43	19
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	5,149	4,948
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	1,662	1,910
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	101	16
American Funds® Fundamental Investors® - Class R-4	17,089	15,651
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	565	426
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	3,975	2,856
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	11	10
Ariel Fund - Investor Class	1,392	2,068
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	4,941	1,742
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	340	121
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	2,789	2,378
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	5,295	5,624
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	139	121
BlackRock Mid-Cap Value Fund - Investor A Shares	3,019	3,382
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	8,407	6,828
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	50	1
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio - Class I	5,963	6,906
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	5,142	1,905
Capital World Growth and Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	231	44
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	1,176	1,032
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc. - Class L	1,096	1,288
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	1	2
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	935	885
Columbia Select Mid Cap Value Fund - Class S Shares	29	23
Columbia Funds Series Trust II:
Columbia Intrinsic Value Fund - Institutional Class	2,406	2,899
Columbia Funds Variable Series Trust:
Columbia Variable Portfolio - Acorn Fund	716	13,545
Columbia Variable Portfolio - Acorn International Fund	1,431	4,074
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1	—
Davis Series, Inc.:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Davis Financial Fund - Class Y	$52	$83
Delaware Group® Equity Funds V:
Nomura Small Cap Value Fund - Class A	639	570
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	1,128	364
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	50	36
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class	4	—
DFA Inflation-Protected Securities Portfolio - Institutional Class	1,820	1,371
DFA Social Fixed Income Portfolio - Institutional Class	853	140
DFA U.S. Targeted Value Portfolio - Institutional Class	8	1
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares	3	89
Dodge & Cox Stock Fund - Class I Shares	50	12
Driehaus Mutual Funds:
Driehaus Emerging Markets Growth Fund - Institutional Share Class	172	207
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—
EUPAC Fund:
American Funds® EUPAC Fund® - Class R-3	343	193
American Funds® EUPAC Fund® - Class R-4	42,561	22,887
American Funds® EUPAC Fund® - Class R-6	2,352	1,204
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	158	6
Fidelity Advisor Series VIII:
Fidelity Advisor® Focused Emerging Markets Fund - Class Z	959	927
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	6,540	10,424
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	2,088	472
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	2,509	3,262
Fidelity® Small Cap Index Fund	2,486	3,449
Fidelity® Total International Index Fund	4,533	716
Fidelity® U.S. Bond Index Fund	627	—
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	21,857	28,769
Fidelity® VIP Growth Portfolio - Initial Class	88,827	82,835
Fidelity® VIP High Income Portfolio - Initial Class	2,076	1,193
Fidelity® VIP Overseas Portfolio - Initial Class	6,928	3,396
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	316,749	163,877
Fidelity® VIP Index 500 Portfolio - Initial Class	19,294	36,020
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	2,151	2,206
Franklin Mutual Series Funds:
Franklin Mutual Global Discovery Fund - Class R	199	25
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	191	58
Franklin Natural Resources Fund - Advisor Class	30	17
Franklin Small-Mid Cap Growth Fund - Class A	16	52
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	9,965	11,520
Franklin Value Investors Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Franklin Small Cap Value Fund - Class R6	$1,292	$1,284
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares	319	37
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	1,313	477
American Funds® The Growth Fund of America® - Class R-4	70,116	59,213
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	4
The Hartford Dividend and Growth Fund - Class R4	2	2
The Hartford International Opportunities Fund - Class R4	1,242	541
Impax Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class	567	43
Impax Sustainable Allocation Fund - Investor Class	4,271	4,903
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	151	164
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	2	14
Janus Henderson Enterprise Portfolio - Institutional Shares	19	108
Janus Henderson Flexible Bond Portfolio - Institutional Shares	1	3
Janus Henderson Global Research Portfolio - Institutional Shares	4	4
Janus Henderson Research Portfolio - Institutional Shares	5	1
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	1,784	1,698
JPMorgan Government Bond Fund - Class I Shares	258	116
JPMorgan Large Cap Growth Fund - Class R6 Shares	21,032	21,341
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	2,499	721
Legg Mason Partners Investment Trust:
ClearBridge Growth Fund - Class I	123	52
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	4	1
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	1,866	1,729
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	291	187
Lord Abbett Bond Debenture Fund, Inc.:
Lord Abbett Bond Debenture Fund - Class R4	2	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	1	—
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	5	1
Lord Abbett Short Duration Income Fund - Class R4	5,187	3,801
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	70	126
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	43	35
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	1	—
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	5,683	8,423
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	12	77
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3	110	53
MFS® Series Trust X:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
MFS® International Intrinsic Value Fund - Class R3	$224	$204
Neuberger Berman Equity Funds:
Neuberger Genesis Fund - Trust Class Shares	105	45
Neuberger Quality Equity Fund - Institutional Class Shares	103	—
Neuberger Quality Equity Fund - Trust Class Shares	1,372	3,737
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	229	143
American Funds® New Perspective Fund® - Class R-4	33,309	30,525
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	310	206
New York Life Investments Funds Trust:
NYLI CBRE Real Estate Fund - Class A	10	38
Nomura Funds:
Nomura Mid Cap Growth Fund - Institutional Class	12	—
Nomura Science and Technology Fund - Class Y	18,429	9,556
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	902	450
Parnassus Funds II:
Parnassus Core Equity Fund℠ - Investor Shares	11,196	8,027
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,962	1,573
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	6,712	7,449
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6	1,049	1,132
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	117	14
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class	—	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	942	1,492
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	1,667	3,393
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.:
T. Rowe Price Diversified Mid-Cap Growth Fund - I Class	4,790	5,018
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	107	—
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	33	128
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	63	110
TCW Funds, Inc.:
TCW Securitized Bond Fund - Class N	2,003	2,018
TCW Metropolitan West Funds:
TCW MetWest Total Return Bond Fund - Class I Shares	—	9
TCW MetWest Total Return Bond Fund - Class M Shares	2,442	3,966
Templeton Funds:
Templeton Foreign Fund - Class A	45	51
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	2,601	2,393
Templeton Global Bond Fund - Class A	7,118	5,246
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	18	19
Thornburg Investment Trust:
Thornburg International Equity Fund - Class R4	1	—

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	$2	$—
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	172	153
Vanguard Chester Funds:
Vanguard® Target Retirement 2020 Fund - Investor Shares	1,036	3,636
Vanguard® Target Retirement 2025 Fund - Investor Shares	2,993	2,030
Vanguard® Target Retirement 2030 Fund - Investor Shares	3,632	1,861
Vanguard® Target Retirement 2035 Fund - Investor Shares	3,240	1,196
Vanguard® Target Retirement 2040 Fund - Investor Shares	1,897	654
Vanguard® Target Retirement 2045 Fund - Investor Shares	2,297	445
Vanguard® Target Retirement 2050 Fund - Investor Shares	953	220
Vanguard® Target Retirement 2055 Fund - Investor Shares	1,277	155
Vanguard® Target Retirement 2060 Fund - Investor Shares	601	59
Vanguard® Target Retirement 2065 Fund - Investor Shares	292	14
Vanguard® Target Retirement 2070 Fund - Investor Shares	190	23
Vanguard® Target Retirement Income Fund - Investor Shares	1,693	2,499
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	550	530
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	9,395	6,738
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	25,338	4,733
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	310	60
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	50	253
Vanguard® Variable Insurance Fund - Equity Income Portfolio	42	19
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	13	107
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	2,570	1,230
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	13	3
Victory Sycamore Established Value Fund - Class A	1,743	2,187
Victory Sycamore Established Value Fund - Class R6	2,051	3,722
Victory Sycamore Small Company Opportunity Fund - Class R	1	—
Victory Portfolios III:
Victory Core Plus Intermediate Bond Fund - Class A Shares	329	8
Victory Precious Metals and Minerals Fund - Class A Shares	18,360	11,730
Victory Portfolios IV:
Victory Pioneer Equity Income Fund - Class Y Shares	61	67
Victory Pioneer High Yield Fund - Class A Shares	40	136
Victory Pioneer Strategic Income Fund - Class A Shares	149	33
Victory Variable Insurance Funds II:
Victory Pioneer Equity Income VCT Portfolio - Class I	—	—
Victory Pioneer High Yield VCT Portfolio - Class I	2,586	2,773
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	15	29
Virtus NFJ Large-Cap Value Fund - Institutional Class	1	—
Virtus NFJ Small-Cap Value Fund - Class A	1	1
Virtus Opportunities Trust:
Virtus Duff & Phelps Global Real Estate Securities Fund - Class A	—	—
Voya Equity Trust:
Voya Corporate Leaders® 100 Fund - Class I	7,169	3,855
Voya Large Cap Value Fund - Class A	32	12

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Funds Trust:
Voya Floating Rate Fund - Class A	$320	$1,333
Voya GNMA Income Fund - Class A	1,295	1,544
Voya Intermediate Bond Fund - Class A	57	193
Voya Short Duration High Income Fund - Class A	1,176	169
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	165,781	128,004
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	27,697	26,025
Voya Intermediate Bond Portfolio - Class S	73	145
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	23,410	21,344
Voya Global Perspectives® Portfolio - Class I	1,251	559
Voya Government Liquid Assets Portfolio - Class I	6	6
Voya High Yield Portfolio - Adviser Class	1	10
Voya High Yield Portfolio - Institutional Class	17,898	8,915
Voya Inflation Protected Bond Plus Portfolio - Adviser Class	1	8
Voya Large Cap Growth Portfolio - Adviser Class	669	20
Voya Large Cap Growth Portfolio - Institutional Class	759,088	95,638
Voya Large Cap Growth Portfolio - Service Class	6,330	1,585
Voya Large Cap Value Portfolio - Adviser Class	—	11
Voya Large Cap Value Portfolio - Institutional Class	56,786	45,335
Voya Large Cap Value Portfolio - Service Class	556	218
Voya Limited Maturity Bond Portfolio - Adviser Class	—	6
Voya U.S. Stock Index Portfolio - Institutional Class	16,049	5,459
VY® CBRE Global Real Estate Portfolio - Institutional Class	2,888	5,384
VY® CBRE Real Estate Portfolio - Institutional Class	20	134
VY® CBRE Real Estate Portfolio - Service Class	1,068	3,670
VY® Invesco Growth and Income Portfolio - Institutional Class	14,713	9,137
VY® Invesco Growth and Income Portfolio - Service Class	8,288	3,659
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	11	3
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	6,175	1,796
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	7,595	1,978
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	(1)	3
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	8,857	15,898
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,074	5,321
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	88	6
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	145,044	77,153
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	232,883	86,868
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	—	604
VY® T. Rowe Price Equity Income Portfolio - Service Class	15,405	13,020
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	12	7
Voya Multi-Manager International Small Cap Fund - Class I	2,921	784
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	3	18
Voya Global Bond Portfolio - Initial Class	5,228	4,758
Voya Global Bond Portfolio - Service Class	81	42
Voya Global Insights Portfolio - Adviser Class	10	40
Voya Global Insights Portfolio - Initial Class	41,663	61,863
Voya Global Insights Portfolio - Service Class	334	242
Voya Index Solution 2025 Portfolio - Initial Class	929	7,792
Voya Index Solution 2025 Portfolio - Service Class	1,086	11,562
Voya Index Solution 2025 Portfolio - Service Class 2	285	1,946
Voya Index Solution 2030 Portfolio - Initial Class	1,898	613

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Index Solution 2030 Portfolio - Service Class	$444	$64
Voya Index Solution 2030 Portfolio - Service Class 2	259	1
Voya Index Solution 2035 Portfolio - Initial Class	2,806	2,908
Voya Index Solution 2035 Portfolio - Service Class	1,218	483
Voya Index Solution 2035 Portfolio - Service Class 2	613	382
Voya Index Solution 2040 Portfolio - Initial Class	1,030	114
Voya Index Solution 2040 Portfolio - Service Class	149	100
Voya Index Solution 2040 Portfolio - Service Class 2	383	—
Voya Index Solution 2045 Portfolio - Initial Class	2,163	2,177
Voya Index Solution 2045 Portfolio - Service Class	776	1,149
Voya Index Solution 2045 Portfolio - Service Class 2	458	86
Voya Index Solution 2050 Portfolio - Initial Class	492	117
Voya Index Solution 2050 Portfolio - Service Class	266	74
Voya Index Solution 2050 Portfolio - Service Class 2	36	—
Voya Index Solution 2055 Portfolio - Initial Class	1,576	727
Voya Index Solution 2055 Portfolio - Service Class	1,770	1,154
Voya Index Solution 2055 Portfolio - Service Class 2	1,512	213
Voya Index Solution 2060 Portfolio - Initial Class	346	97
Voya Index Solution 2060 Portfolio - Service Class	136	116
Voya Index Solution 2060 Portfolio - Service Class 2	96	51
Voya Index Solution 2065 Portfolio - Initial Class	275	95
Voya Index Solution 2065 Portfolio - Service Class	409	70
Voya Index Solution 2065 Portfolio - Service Class 2	163	14
Voya Index Solution 2070 Portfolio - Initial Class	5	—
Voya Index Solution 2070 Portfolio - Service Class	50	2
Voya Index Solution 2070 Portfolio - Service Class 2	3	—
Voya Index Solution Income Portfolio - Initial Class	7,229	862
Voya Index Solution Income Portfolio - Service Class	11,024	865
Voya Index Solution Income Portfolio - Service Class 2	1,937	437
Voya International High Dividend Low Volatility Portfolio - Adviser Class	(1)	128
Voya International High Dividend Low Volatility Portfolio - Initial Class	19,368	9,025
Voya International High Dividend Low Volatility Portfolio - Service Class	21	3
Voya Solution 2025 Portfolio - Adviser Class	26	271
Voya Solution 2025 Portfolio - Initial Class	3,345	14,388
Voya Solution 2025 Portfolio - Service Class	16,748	132,911
Voya Solution 2025 Portfolio - Service Class 2	599	5,061
Voya Solution 2030 Portfolio - Initial Class	4,595	873
Voya Solution 2030 Portfolio - Service Class	8,629	3,039
Voya Solution 2030 Portfolio - Service Class 2	82	41
Voya Solution 2035 Portfolio - Adviser Class	1	18
Voya Solution 2035 Portfolio - Initial Class	7,188	3,533
Voya Solution 2035 Portfolio - Service Class	27,193	14,746
Voya Solution 2035 Portfolio - Service Class 2	759	1,726
Voya Solution 2040 Portfolio - Initial Class	1,114	328
Voya Solution 2040 Portfolio - Service Class	6,187	2,804
Voya Solution 2040 Portfolio - Service Class 2	109	11
Voya Solution 2045 Portfolio - Adviser Class	3	1
Voya Solution 2045 Portfolio - Initial Class	4,145	1,780
Voya Solution 2045 Portfolio - Service Class	20,148	9,320
Voya Solution 2045 Portfolio - Service Class 2	497	2,053
Voya Solution 2050 Portfolio - Initial Class	688	120
Voya Solution 2050 Portfolio - Service Class	6,337	729
Voya Solution 2050 Portfolio - Service Class 2	65	5
Voya Solution 2055 Portfolio - Initial Class	3,550	975
Voya Solution 2055 Portfolio - Service Class	12,010	3,631

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Solution 2055 Portfolio - Service Class 2	$732	$286
Voya Solution 2060 Portfolio - Initial Class	439	27
Voya Solution 2060 Portfolio - Service Class	3,274	411
Voya Solution 2060 Portfolio - Service Class 2	158	7
Voya Solution 2065 Portfolio - Initial Class	812	611
Voya Solution 2065 Portfolio - Service Class	5,332	1,397
Voya Solution 2065 Portfolio - Service Class 2	121	14
Voya Solution 2070 Portfolio - Initial Class	13	—
Voya Solution 2070 Portfolio - Service Class	264	5
Voya Solution 2070 Portfolio - Service Class 2	1	—
Voya Solution Aggressive Portfolio - Initial Class	11,245	8,621
Voya Solution Balanced Portfolio - Initial Class	7,807	6,534
Voya Solution Balanced Portfolio - Service Class	2,666	2,127
Voya Solution Conservative Portfolio - Initial Class	3,513	5,204
Voya Solution Income Portfolio - Adviser Class	278	70
Voya Solution Income Portfolio - Initial Class	12,152	1,714
Voya Solution Income Portfolio - Service Class	126,258	9,345
Voya Solution Income Portfolio - Service Class 2	4,560	703
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	—	20
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	7,071	6,012
VY® American Century Small-Mid Cap Value Portfolio - Service Class	5,699	9,506
VY® Baron Growth Portfolio - Adviser Class	38	49
VY® Baron Growth Portfolio - Service Class	27,389	21,100
VY® Columbia Contrarian Core Portfolio - Service Class	2,494	4,114
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1	189
VY® Columbia Small Cap Value II Portfolio - Service Class	2,739	1,245
VY® Invesco Comstock Portfolio - Adviser Class	26	100
VY® Invesco Comstock Portfolio - Service Class	12,431	10,118
VY® Invesco Equity and Income Portfolio - Adviser Class	176	126
VY® Invesco Equity and Income Portfolio - Initial Class	76,564	28,398
VY® Invesco Equity and Income Portfolio - Service Class	224	16
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	(1)	132
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	704	687
VY® JPMorgan Mid Cap Value Portfolio - Service Class	7,721	7,650
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	—	267
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	72,562	66,507
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	321	202
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	399	889
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	309,373	766,627
VY® T. Rowe Price Growth Equity Portfolio - Service Class	2,427	4,560
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	80	365
Voya Growth and Income Portfolio - Class I	106,007	194,015
Voya Growth and Income Portfolio - Class S	81	29
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	14,033	8,244
Voya Global High Dividend Low Volatility Portfolio - Class S	2,416	1,086
Voya Index Plus LargeCap Portfolio - Class I	64,933	52,910
Voya Index Plus LargeCap Portfolio - Class S	147	75
Voya Index Plus MidCap Portfolio - Class I	48,309	35,021
Voya Index Plus MidCap Portfolio - Class S	1,561	367
Voya Index Plus SmallCap Portfolio - Class I	15,581	13,244
Voya Index Plus SmallCap Portfolio - Class S	398	45
Voya International Index Portfolio - Class I	16,842	6,123
Voya International Index Portfolio - Class S	132	40

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(In thousands)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	$45,476	$32,392
Voya Russell™ Large Cap Growth Index Portfolio - Class S	1,188	983
Voya Russell™ Large Cap Index Portfolio - Class I	49,312	46,343
Voya Russell™ Large Cap Index Portfolio - Class S	13	69
Voya Russell™ Large Cap Value Index Portfolio - Class I	2,562	403
Voya Russell™ Large Cap Value Index Portfolio - Class S	10,253	4,249
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	6,205	5,282
Voya Russell™ Mid Cap Index Portfolio - Class I	33,376	20,354
Voya Russell™ Small Cap Index Portfolio - Class I	18,819	9,265
Voya Small Company Portfolio - Class I	16,887	16,511
Voya Small Company Portfolio - Class S	(1)	146
Voya U.S. Bond Index Portfolio - Class I	11,310	4,747
Voya U.S. Bond Index Portfolio - Class S	9	6
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	32,936	37,124
Voya MidCap Opportunities Portfolio - Class S	77	166
Voya SmallCap Opportunities Portfolio - Class I	4,413	9,245
Voya SmallCap Opportunities Portfolio - Class S	—	38
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund - Class R-3	302	310
American Funds® Washington Mutual Investors Fund - Class R-4	32,831	28,487

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.    CHANGES IN UNITS
The changes in units outstanding were as follows:

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
AB Relative Value Fund, Inc.:
AB Relative Value Fund - Class A	540	554	(14)	564	659	(95)
AB Variable Products Series Fund, Inc.:
AB VPS Relative Value Portfolio - Class A	—	18,968	(18,968)	31	3,543	(3,512)
abrdn Funds:
abrdn Emerging Markets ex-China Fund - Institutional Class	—	2	(2)	3,931	1	3,930
AIM Counselor Series Trust (Invesco Counselor Series Trust):
Invesco Discovery Large Cap Fund - Class A	—	76	(76)	—	62	(62)
Invesco Floating Rate ESG Fund - Class R5	9,412	9,017	395	11,584	6,402	5,182
AIM Equity Funds (Invesco Equity Funds):
Invesco Main Street Fund® - Class A	13,206	27,927	(14,721)	16,152	29,994	(13,842)
AIM Growth Series (Invesco Growth Series):
Invesco Main Street Mid Cap Fund® - Class A	49,703	58,391	(8,688)	14,788	57,776	(42,988)
Invesco Small Cap Growth Fund - Class A	722	162	560	479	715	(236)
AIM International Mutual Funds (Invesco International Mutual Funds):
Invesco EQV International Equity Fund - Class R5	2,696	5,389	(2,693)	3,281	35,630	(32,349)
Invesco International Growth Fund - Class Y	3,413	6,362	(2,949)	6,577	15,368	(8,791)
Invesco International Small-Mid Company Fund - Class Y	6,398	6,262	136	8,328	19,222	(10,894)
AIM Investment Funds (Invesco Investment Funds):
Invesco Developing Markets Fund - Class A	157,216	283,505	(126,289)	140,982	322,753	(181,771)
Invesco Developing Markets Fund - Class Y	267,698	457,338	(189,640)	238,688	557,813	(319,125)
Invesco Health Care Fund - Investor Class	469	504	(35)	469	63	406
Invesco International Bond Fund - Class A	118	—	118	81	2,629	(2,548)
AIM Investment Securities Funds (Invesco Investment Securities Funds):
Invesco High Yield Fund - Class R5	11,027	5,478	5,549	10,681	4,351	6,330
AIM Sector Funds (Invesco Sector Funds):
Invesco Energy Fund - Class R5	9,369	7,439	1,930	29,808	36,620	(6,812)
Invesco Gold & Special Minerals Fund - Class A	2,081	434	1,647	4,074	4,099	(25)
Invesco Small Cap Value Fund - Class A	120	2,533	(2,413)	1,620	1,512	108
Invesco Value Opportunities Fund - Class R5	116,884	74,384	42,500	115,679	82,695	32,984
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund - Series I	63,440	79,687	(16,247)	63,449	70,357	(6,908)
Invesco V.I. Core Equity Fund - Series I	61,420	157,503	(96,083)	55,515	142,146	(86,631)
Invesco V.I. Discovery Mid Cap Growth Fund - Series I	—	103	(103)	—	106	(106)
Invesco V.I. Global Fund - Series I	13	253	(240)	—	45	(45)
Invesco V.I. Global Strategic Income Fund - Series I	118	5	113	4	5	(1)
Invesco V.I. Main Street Fund® - Series I	—	354	(354)	—	367	(367)
Invesco V.I. Main Street Small Cap Fund® - Series I	133,988	168,170	(34,182)	126,903	112,634	14,269
The Alger Funds:
Alger Capital Appreciation Fund - Class A	1,019	2,045	(1,026)	1,031	1,024	7
The Alger Funds II:
Alger Responsible Investing Fund - Class A	58,807	64,783	(5,976)	43,062	69,628	(26,566)
Allspring Funds Trust:
Allspring Core Plus Bond Fund - Class R6	784,261	1,239,415	(455,154)	5,317,191	451,106	4,866,085
Allspring Small Company Growth Fund - Administrator Class	84,235	765,429	(681,194)	123,485	110,340	13,145
Allspring Small Company Growth Fund - Institutional Class	1,555,049	84,364	1,470,685	—	—	—
Allspring Small Company Value Fund - Class A	1,944	3,721	(1,777)	958	459	499
Allspring Special Small Cap Value Fund - Class A	72,955	226,781	(153,826)	77,276	203,419	(126,143)
Amana Mutual Funds Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Amana Growth Fund - Investor Class	187,626	445,154	(257,528)	273,484	305,052	(31,568)
Amana Income Fund - Investor Class	115,658	301,513	(185,855)	101,428	251,566	(150,138)
American Balanced Fund:
American Funds® American Balanced Fund® - Class R-3	7,056	18,778	(11,722)	7,428	14,067	(6,639)
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	1,142	1,036	106	1,812	257	1,555
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	466,030	506,643	(40,613)	226,186	1,422,375	(1,196,189)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Disciplined Core Value Fund - A Class	25,859	62,910	(37,051)	29,877	49,354	(19,477)
American Funds Fundamental Investors:
American Funds® Fundamental Investors® - Class R-3	2,247	1,196	1,051	1,396	14,826	(13,430)
American Funds® Fundamental Investors® - Class R-4	321,238	564,120	(242,882)	211,732	498,488	(286,756)
American Mutual Fund:
American Funds® American Mutual Fund® - Class R-4	10,848	12,755	(1,907)	10,657	21,642	(10,985)
AMG Funds IV:
AMG River Road Mid Cap Value Fund - Class N	66,006	111,995	(45,989)	42,179	126,960	(84,781)
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	54	264	(210)	238	261	(23)
Ariel Fund - Investor Class	19,196	54,747	(35,551)	21,263	70,456	(49,193)
Artisan Partners Funds, Inc.:
Artisan International Fund - Investor Shares	172,821	115,586	57,235	49,896	101,396	(51,500)
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	4,754	3,560	1,194	12,830	14,894	(2,064)
BlackRock Funds℠:
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares	104,125	144,056	(39,931)	97,972	95,521	2,451
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares	213,105	380,561	(167,456)	201,139	367,612	(166,473)
BlackRock Mid-Cap Value Series, Inc.:
BlackRock Mid-Cap Value Fund - Institutional Shares	3,573	5,423	(1,850)	3,115	2,698	417
BlackRock Mid-Cap Value Fund - Investor A Shares	35,910	80,420	(44,510)	32,126	80,538	(48,412)
The Bond Fund of America:
American Funds® The Bond Fund of America® - Class R-4	719,324	655,393	63,931	584,774	428,862	155,912
Calvert Responsible Index Series, Inc.:
Calvert US Large-Cap Core Responsible Index Fund - Class A	1,937	4	1,933	798	839	(41)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio - Class I	64,606	133,812	(69,206)	91,538	202,380	(110,842)
Capital Income Builder:
American Funds® Capital Income Builder® - Class R-4	296,461	160,350	136,111	127,904	163,773	(35,869)
Capital World Growth and Income Fund:
American Funds® Capital World Growth and Income Fund® - Class R-3	3,689	1,537	2,152	9,827	10,647	(820)
Cohen & Steers Real Estate Securities Fund, Inc.:
Cohen & Steers Real Estate Securities Fund, Inc. - Class A	91,936	92,555	(619)	124,118	75,808	48,310
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc. - Class L	57,116	70,736	(13,620)	52,047	87,611	(35,564)
Columbia Acorn Trust:
Columbia Acorn® Fund - Class A Shares	229	247	(18)	2,052	2,093	(41)
Columbia Funds Series Trust:
Columbia Select Mid Cap Value Fund - Class A Shares	20,768	33,836	(13,068)	33,336	54,495	(21,159)
Columbia Select Mid Cap Value Fund - Class S Shares	873	1,606	(733)	16,280	222	16,058
Columbia Funds Series Trust II:
Columbia Intrinsic Value Fund - Institutional Class	174,914	321,783	(146,869)	1,473,397	10,785	1,462,612
Columbia Funds Variable Series Trust:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia Variable Portfolio - Acorn Fund	100,868	373,793	(272,925)	102,319	520,476	(418,157)
Columbia Variable Portfolio - Acorn International Fund	138,896	312,650	(173,754)	131,709	243,257	(111,548)
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	140	132	8	128	117	11
Davis Series, Inc.:
Davis Financial Fund - Class Y	1,535	2,943	(1,408)	8,769	4,140	4,629
Delaware Group® Equity Funds V:
Nomura Small Cap Value Fund - Class A	16,202	29,897	(13,695)	31,865	60,744	(28,879)
Deutsche DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S	10,427	4,906	5,521	3,611	1,225	2,386
Deutsche DWS Investment Trust:
DWS Small Cap Growth Fund - Class S	2,850	2,305	545	477	464	13
DFA Investment Dimensions Group Inc.:
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class	211	—	211	233	—	233
DFA Inflation-Protected Securities Portfolio - Institutional Class	165,720	160,295	5,425	1,119,274	93,619	1,025,655
DFA Social Fixed Income Portfolio - Institutional Class	79,090	13,755	65,335	23,923	1,954	21,969
DFA U.S. Targeted Value Portfolio - Institutional Class	247	14	233	1,748	1,631	117
Dodge & Cox Funds:
Dodge & Cox International Stock Fund - Class I Shares	758	4,587	(3,829)	4,457	4,228	229
Dodge & Cox Stock Fund - Class I Shares	332	194	138	207	2,612	(2,405)
Driehaus Mutual Funds:
Driehaus Emerging Markets Growth Fund - Institutional Share Class	13,787	18,664	(4,877)	15,312	769,294	(753,982)
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	—	—	—	—	—	—
EUPAC Fund:
American Funds® EUPAC Fund® - Class R-3	13,274	9,154	4,120	10,654	15,294	(4,640)
American Funds® EUPAC Fund® - Class R-4	703,785	1,258,059	(554,274)	698,612	1,532,966	(834,354)
American Funds® EUPAC Fund® - Class R-6	115,883	135,276	(19,393)	914,895	105,352	809,543
Federated Hermes World Investment Series, Inc.:
Federated Hermes International Leaders Fund - Institutional Shares	6,627	278	6,349	1,293	796	497
Fidelity Advisor Series VIII:
Fidelity Advisor® Focused Emerging Markets Fund - Class Z	70,528	85,151	(14,623)	834,135	64,351	769,784
Fidelity Concord Street Trust:
Fidelity® 500 Index Fund	610,837	1,023,570	(412,733)	7,012,279	802,287	6,209,992
Fidelity Contrafund:
Fidelity Advisor® New Insights Fund - Class I	39,115	15,002	24,113	33,333	15,796	17,537
Fidelity Salem Street Trust:
Fidelity® Mid Cap Index Fund	250,072	342,333	(92,261)	2,144,398	173,537	1,970,861
Fidelity® Small Cap Index Fund	314,615	402,066	(87,451)	2,301,378	246,291	2,055,087
Fidelity® Total International Index Fund	354,168	68,869	285,299	346,363	59,186	287,177
Fidelity® U.S. Bond Index Fund	64,468	2,739	61,729	—	—	—
Fidelity Variable Insurance Products Fund:
Fidelity® VIP Equity-Income Portfolio - Initial Class	260,244	542,396	(282,152)	234,597	807,356	(572,759)
Fidelity® VIP Growth Portfolio - Initial Class	327,385	926,716	(599,331)	482,468	882,970	(400,502)
Fidelity® VIP High Income Portfolio - Initial Class	87,722	71,776	15,946	54,821	44,335	10,486
Fidelity® VIP Overseas Portfolio - Initial Class	217,170	181,371	35,799	115,265	110,582	4,683
Fidelity Variable Insurance Products Fund II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,216,440	2,085,237	(868,797)	995,541	2,073,849	(1,078,308)
Fidelity® VIP Index 500 Portfolio - Initial Class	321,549	459,091	(137,542)	359,237	748,261	(389,024)
Fidelity Variable Insurance Products Fund V:
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class	28,954	49,240	(20,286)	25,094	38,192	(13,098)
Franklin Mutual Series Funds:

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Franklin Mutual Global Discovery Fund - Class R	5,376	4,077	1,299	5,550	3,140	2,410
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	7,201	3,490	3,711	7,846	11,737	(3,891)
Franklin Natural Resources Fund - Advisor Class	3,360	1,944	1,416	12,628	11,494	1,134
Franklin Small-Mid Cap Growth Fund - Class A	1,526	2,329	(803)	1,138	3,156	(2,018)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	99,320	277,394	(178,074)	104,242	449,127	(344,885)
Franklin Value Investors Trust:
Franklin Small Cap Value Fund - Class R6	65,136	129,361	(64,225)	916,262	87,466	828,796
Goldman Sachs Trust:
Goldman Sachs Mid Cap Growth Fund - Investor Shares	8,822	1,698	7,124	1,371	381	990
The Growth Fund of America:
American Funds® The Growth Fund of America® - Class R-3	24,373	24,393	(20)	18,754	37,093	(18,339)
American Funds® The Growth Fund of America® - Class R-4	513,303	1,206,277	(692,974)	475,691	1,290,792	(815,101)
The Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	86	(86)	—	—	—
The Hartford Dividend and Growth Fund - Class R4	—	32	(32)	—	—	—
The Hartford International Opportunities Fund - Class R4	67,468	40,313	27,155	42,909	34,901	8,008
Impax Funds Series Trust I:
Impax Global Environmental Markets Fund - Institutional Class	40,844	4,466	36,378	14,993	5,265	9,728
Impax Sustainable Allocation Fund - Investor Class	71,637	209,279	(137,642)	77,504	203,086	(125,582)
The Income Fund of America:
American Funds® The Income Fund of America® - Class R-3	4,570	5,977	(1,407)	7,364	8,685	(1,321)
Janus Aspen Series:
Janus Henderson Balanced Portfolio - Institutional Shares	—	130	(130)	5	22	(17)
Janus Henderson Enterprise Portfolio - Institutional Shares	17	683	(666)	90	293	(203)
Janus Henderson Flexible Bond Portfolio - Institutional Shares	—	90	(90)	—	—	—
Janus Henderson Global Research Portfolio - Institutional Shares	37	85	(48)	128	272	(144)
Janus Henderson Research Portfolio - Institutional Shares	—	2	(2)	6	241	(235)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Class I Shares	55,874	89,871	(33,997)	87,838	549,619	(461,781)
JPMorgan Government Bond Fund - Class I Shares	23,095	12,562	10,533	42,785	300,898	(258,113)
JPMorgan Large Cap Growth Fund - Class R6 Shares	590,561	1,829,974	(1,239,413)	12,627,337	1,211,584	11,415,753
The Lazard Funds, Inc.:
Lazard International Equity Portfolio - Open Shares	143,232	55,767	87,465	19,926	17,696	2,230
Legg Mason Partners Investment Trust:
ClearBridge Growth Fund - Class I	3,570	2,570	1,000	2,499	7,409	(4,910)
LKCM Funds:
LKCM Aquinas Catholic Equity Fund	—	1	(1)	—	1	(1)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	18,621	58,732	(40,111)	46,546	66,752	(20,206)
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	25,463	17,683	7,780	21,030	78,151	(57,121)
Lord Abbett Bond Debenture Fund, Inc.:
Lord Abbett Bond Debenture Fund - Class R4	446	274	172	256	70	186
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	64	52	12	15	9	6
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,286	1,044	242	1,165	1,801	(636)
Lord Abbett Short Duration Income Fund - Class R4	539,003	456,872	82,131	256,815	283,893	(27,078)
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	2,933	5,159	(2,226)	769	2,075	(1,306)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	5,190	5,523	(333)	1,445	920	525
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	325	338	(13)	340	327	13
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC	74,110	273,302	(199,192)	98,060	245,060	(147,000)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	1,163	2,219	(1,056)	1,291	1,243	48
MFS® Series Trust I:
MFS® New Discovery Fund - Class R3	5,268	2,773	2,495	2,946	3,305	(359)
MFS® Series Trust X:
MFS® International Intrinsic Value Fund - Class R3	6,939	10,768	(3,829)	19,565	4,942	14,623
Neuberger Berman Equity Funds:
Neuberger Genesis Fund - Trust Class Shares	899	1,131	(232)	4,304	5,388	(1,084)
Neuberger Quality Equity Fund - Institutional Class Shares	2,703	—	2,703	—	—	—
Neuberger Quality Equity Fund - Trust Class Shares	28,918	84,401	(55,483)	45,065	61,442	(16,377)
New Perspective Fund:
American Funds® New Perspective Fund® - Class R-3	6,188	6,505	(317)	11,185	14,254	(3,069)
American Funds® New Perspective Fund® - Class R-4	659,092	978,643	(319,551)	745,493	1,784,775	(1,039,282)
New World Fund, Inc.:
American Funds® New World Fund® - Class R-4	15,776	14,387	1,389	11,398	5,794	5,604
New York Life Investments Funds Trust:
NYLI CBRE Real Estate Fund - Class A	735	3,207	(2,472)	1,243	8,032	(6,789)
Nomura Funds:
Nomura Mid Cap Growth Fund - Institutional Class	367	52	315	9,441	49	9,392
Nomura Science and Technology Fund - Class Y	419,127	409,510	9,617	375,996	287,508	88,488
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	38,296	27,623	10,673	11,945	16,921	(4,976)
Parnassus Funds II:
Parnassus Core Equity Fund℠ - Investor Shares	228,723	233,138	(4,415)	69,524	231,792	(162,268)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	236,860	231,826	5,034	126,470	361,169	(234,699)
PIMCO Variable Insurance Trust:
PIMCO VIT Real Return Portfolio - Administrative Class	563,546	661,773	(98,227)	352,301	650,260	(297,959)
Prudential Investment Portfolios, Inc. 15:
PGIM High Yield Fund - Class R6	64,161	110,967	(46,806)	559,813	62,627	497,186
Prudential Sector Funds, Inc.:
PGIM Jennison Utility Fund - Class Z	3,622	620	3,002	3,261	2,470	791
The Royce Fund:
Royce Small-Cap Total Return Fund - Service Class	—	—	—	—	—	—
Schwartz Investment Trust:
Ave Maria Rising Dividend Fund	40,136	76,120	(35,984)	58,024	94,716	(36,692)
SMALLCAP World Fund, Inc.:
American Funds® SMALLCAP World Fund® - Class R-4	61,675	162,564	(100,889)	69,704	452,506	(382,802)
T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.:
T. Rowe Price Diversified Mid-Cap Growth Fund - I Class	219,485	460,739	(241,254)	3,418,709	340,832	3,077,877
T. Rowe Price Equity Funds, Inc.:
T. Rowe Price Large-Cap Growth Fund - I Class	430	13	417	27,955	681,020	(653,065)
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	329	2,059	(1,730)	712	520	192
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	897	2,587	(1,690)	1,220	4,724	(3,504)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
TCW Funds, Inc.:
TCW Securitized Bond Fund - Class N	190,730	233,721	(42,991)	176,949	197,600	(20,651)
TCW Metropolitan West Funds:
TCW MetWest Total Return Bond Fund - Class I Shares	—	754	(754)	754	—	754
TCW MetWest Total Return Bond Fund - Class M Shares	252,087	453,800	(201,713)	325,640	445,231	(119,591)
Templeton Funds:
Templeton Foreign Fund - Class A	9,316	9,997	(681)	2,996	1,800	1,196
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	223,943	264,775	(40,832)	80,975	259,999	(179,024)
Templeton Global Bond Fund - Class A	451,681	489,337	(37,656)	326,787	549,147	(222,360)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	1,034	1,322	(288)	3,080	3,732	(652)
Thornburg Investment Trust:
Thornburg International Equity Fund - Class R4	36	24	12	24	12	12
Touchstone Strategic Trust:
Touchstone Value Fund - Institutional Class	—	—	—	—	—	—
Vanguard Bond Index Funds:
Vanguard® Total Bond Market Index Fund - Admiral™ Shares	15,197	14,664	533	17,613	986	16,627
Vanguard Chester Funds:
Vanguard® Target Retirement 2020 Fund - Investor Shares	33,324	337,598	(304,274)	1,549,710	305,762	1,243,948
Vanguard® Target Retirement 2025 Fund - Investor Shares	148,683	219,494	(70,811)	2,665,129	528,286	2,136,843
Vanguard® Target Retirement 2030 Fund - Investor Shares	266,328	189,877	76,451	1,846,683	251,493	1,595,190
Vanguard® Target Retirement 2035 Fund - Investor Shares	231,705	115,906	115,799	1,724,097	184,860	1,539,237
Vanguard® Target Retirement 2040 Fund - Investor Shares	141,901	56,815	85,086	730,993	48,869	682,124
Vanguard® Target Retirement 2045 Fund - Investor Shares	161,604	48,195	113,409	1,171,975	46,290	1,125,685
Vanguard® Target Retirement 2050 Fund - Investor Shares	77,575	24,529	53,046	225,842	31,262	194,580
Vanguard® Target Retirement 2055 Fund - Investor Shares	94,526	16,225	78,301	403,621	18,159	385,462
Vanguard® Target Retirement 2060 Fund - Investor Shares	45,776	5,788	39,988	85,020	9,984	75,036
Vanguard® Target Retirement 2065 Fund - Investor Shares	22,554	2,010	20,544	25,063	398	24,665
Vanguard® Target Retirement 2070 Fund - Investor Shares	14,388	2,011	12,377	7,947	—	7,947
Vanguard® Target Retirement Income Fund - Investor Shares	100,254	264,634	(164,380)	2,768,104	800,521	1,967,583
Vanguard Explorer Fund:
Vanguard® Explorer™ Fund - Admiral™ Shares	31,677	53,708	(22,031)	297,003	20,972	276,031
Vanguard Fenway Funds:
Vanguard® Equity Income Fund - Admiral™ Shares	475,086	648,600	(173,514)	3,501,796	302,193	3,199,603
Vanguard Money Market Reserves:
Vanguard® Federal Money Market Fund - Investor Shares	2,431,565	718,775	1,712,790	3,136,999	522,473	2,614,526
Vanguard STAR Funds:
Vanguard® Total International Stock Index Fund - Admiral™ Shares	19,771	3,950	15,821	29,839	134,603	(104,764)
Vanguard Variable Insurance Funds:
Vanguard® Variable Insurance Fund - Diversified Value Portfolio	553	4,665	(4,112)	744	9	735
Vanguard® Variable Insurance Fund - Equity Income Portfolio	3,730	3,701	29	545	139	406
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio	128	1,989	(1,861)	119	20	99
Vanguard World Fund:
Vanguard® FTSE Social Index Fund - Institutional Shares	201,594	106,806	94,788	168,861	57,399	111,462
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y	615	143	472	1,322	1,947	(625)
Victory Sycamore Established Value Fund - Class A	70,161	109,892	(39,731)	96,713	144,569	(47,856)
Victory Sycamore Established Value Fund - Class R6	137,595	365,046	(227,451)	1,840,667	195,619	1,645,048
Victory Sycamore Small Company Opportunity Fund - Class R	24	3	21	7	52	(45)
Victory Portfolios III:
Victory Core Plus Intermediate Bond Fund - Class A Shares	33,159	743	32,416	122	—	122

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Victory Precious Metals and Minerals Fund - Class A Shares	894,152	688,112	206,040	436,451	475,060	(38,609)
Victory Portfolios IV:
Victory Pioneer Equity Income Fund - Class Y Shares	1,123	2,972	(1,849)	1,166	109,010	(107,844)
Victory Pioneer High Yield Fund - Class A Shares	3,338	7,171	(3,833)	5,268	5,494	(226)
Victory Pioneer Strategic Income Fund - Class A Shares	6,733	1,759	4,974	28,655	25,050	3,605
Victory Variable Insurance Funds II:
Victory Pioneer Equity Income VCT Portfolio - Class I	—	—	—	—	—	—
Victory Pioneer High Yield VCT Portfolio - Class I	103,016	142,340	(39,324)	135,795	83,993	51,802
Virtus Investment Trust:
Virtus NFJ Dividend Value Fund - Class A	—	743	(743)	—	87	(87)
Virtus NFJ Large-Cap Value Fund - Institutional Class	—	—	—	—	—	—
Virtus NFJ Small-Cap Value Fund - Class A	19	35	(16)	24	97	(73)
Virtus Opportunities Trust:
Virtus Duff & Phelps Global Real Estate Securities Fund - Class A	—	—	—	—	—	—
Voya Equity Trust:
Voya Corporate Leaders® 100 Fund - Class I	241,513	190,402	51,111	225,882	115,581	110,301
Voya Large Cap Value Fund - Class A	2,113	1,690	423	1,933	1,588	345
Voya Funds Trust:
Voya Floating Rate Fund - Class A	25,843	111,145	(85,302)	24,859	14,796	10,063
Voya GNMA Income Fund - Class A	104,817	128,159	(23,342)	100,867	110,156	(9,289)
Voya Intermediate Bond Fund - Class A	9,157	17,663	(8,506)	21,216	25,870	(4,654)
Voya Short Duration High Income Fund - Class A	116,464	17,904	98,560	—	—	—
Voya Government Money Market Portfolio:
Voya Government Money Market Portfolio - Class I	19,989,863	16,749,937	3,239,926	18,006,054	14,987,599	3,018,455
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	1,697,977	1,976,711	(278,734)	1,338,582	2,047,837	(709,255)
Voya Intermediate Bond Portfolio - Class S	261	8,255	(7,994)	2,972	4,093	(1,121)
Voya Investors Trust:
Voya Balanced Income Portfolio - Institutional Class	1,181,086	2,441,109	(1,260,023)	26,220,206	8,280,647	17,939,559
Voya Global Perspectives® Portfolio - Class I	71,648	44,482	27,166	50,748	88,079	(37,331)
Voya Government Liquid Assets Portfolio - Class I	573	573	—	—	—	—
Voya High Yield Portfolio - Adviser Class	—	524	(524)	15	8	7
Voya High Yield Portfolio - Institutional Class	1,286,499	1,077,537	208,962	1,156,263	1,300,074	(143,811)
Voya Inflation Protected Bond Plus Portfolio - Adviser Class	—	676	(676)	28	70	(42)
Voya Large Cap Growth Portfolio - Adviser Class	9,783	300	9,483	—	499	(499)
Voya Large Cap Growth Portfolio - Institutional Class	12,284,423	2,555,000	9,729,423	916,846	2,277,095	(1,360,249)
Voya Large Cap Growth Portfolio - Service Class	81,390	29,051	52,339	27,012	57,378	(30,366)
Voya Large Cap Value Portfolio - Adviser Class	—	413	(413)	—	101	(101)
Voya Large Cap Value Portfolio - Institutional Class	546,684	1,810,782	(1,264,098)	510,420	1,481,315	(970,895)
Voya Large Cap Value Portfolio - Service Class	11,604	8,857	2,747	9,655	11,830	(2,175)
Voya Limited Maturity Bond Portfolio - Adviser Class	—	517	(517)	24	—	24
Voya U.S. Stock Index Portfolio - Institutional Class	332,259	233,025	99,234	297,812	193,461	104,351
VY® CBRE Global Real Estate Portfolio - Institutional Class	233,512	413,237	(179,725)	248,503	644,635	(396,132)
VY® CBRE Real Estate Portfolio - Institutional Class	—	4,874	(4,874)	—	7,591	(7,591)
VY® CBRE Real Estate Portfolio - Service Class	63,148	186,355	(123,207)	81,156	259,092	(177,936)
VY® Invesco Growth and Income Portfolio - Institutional Class	150,997	288,104	(137,107)	160,835	205,590	(44,755)
VY® Invesco Growth and Income Portfolio - Service Class	75,190	125,817	(50,627)	63,246	124,523	(61,277)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	17	112	(95)	61	80	(19)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	129,747	91,874	37,873	66,805	70,261	(3,456)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	139,746	116,044	23,702	87,351	152,697	(65,346)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	—	100	(100)	3	11	(8)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	123,727	546,254	(422,527)	204,344	271,957	(67,613)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	75,244	162,155	(86,911)	88,993	149,912	(60,919)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	—	117	(117)	—	148	(148)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	1,673,820	2,669,209	(995,389)	1,632,744	2,032,878	(400,134)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	2,791,197	3,810,479	(1,019,282)	2,616,944	4,504,523	(1,887,579)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	—	15,985	(15,985)	20	2,174	(2,154)
VY® T. Rowe Price Equity Income Portfolio - Service Class	207,291	429,512	(222,221)	154,808	354,051	(199,243)
Voya Mutual Funds:
Voya Multi-Manager International Small Cap Fund - Class A	23	149	(126)	1	124	(123)
Voya Multi-Manager International Small Cap Fund - Class I	133,337	46,864	86,473	38,301	25,249	13,052
Voya Partners, Inc.:
Voya Global Bond Portfolio - Adviser Class	107	1,286	(1,179)	273	433	(160)
Voya Global Bond Portfolio - Initial Class	521,462	580,185	(58,723)	299,950	696,514	(396,564)
Voya Global Bond Portfolio - Service Class	11,002	9,209	1,793	14,104	7,473	6,631
Voya Global Insights Portfolio - Adviser Class	—	1,020	(1,020)	3	274	(271)
Voya Global Insights Portfolio - Initial Class	478,911	1,770,058	(1,291,147)	499,425	2,455,237	(1,955,812)
Voya Global Insights Portfolio - Service Class	2,166	4,534	(2,368)	2,983	6,577	(3,594)
Voya Index Solution 2025 Portfolio - Initial Class	17,906	253,459	(235,553)	55,626	76,659	(21,033)
Voya Index Solution 2025 Portfolio - Service Class	123,689	477,229	(353,540)	31,132	64,549	(33,417)
Voya Index Solution 2025 Portfolio - Service Class 2	11,966	79,575	(67,609)	19,133	21,925	(2,792)
Voya Index Solution 2030 Portfolio - Initial Class	157,459	57,163	100,296	79,377	17,690	61,687
Voya Index Solution 2030 Portfolio - Service Class	36,925	8,730	28,195	122,404	75,750	46,654
Voya Index Solution 2030 Portfolio - Service Class 2	21,283	—	21,283	2,256	2,736	(480)
Voya Index Solution 2035 Portfolio - Initial Class	75,334	85,256	(9,922)	97,134	61,031	36,103
Voya Index Solution 2035 Portfolio - Service Class	183,352	171,395	11,957	52,032	56,021	(3,989)
Voya Index Solution 2035 Portfolio - Service Class 2	17,431	12,114	5,317	17,159	8,862	8,297
Voya Index Solution 2040 Portfolio - Initial Class	85,381	16,585	68,796	57,348	17,859	39,489
Voya Index Solution 2040 Portfolio - Service Class	15,657	12,356	3,301	19,486	12,662	6,824
Voya Index Solution 2040 Portfolio - Service Class 2	31,158	3	31,155	991	146	845
Voya Index Solution 2045 Portfolio - Initial Class	53,383	56,358	(2,975)	62,140	37,960	24,180
Voya Index Solution 2045 Portfolio - Service Class	132,185	144,313	(12,128)	21,901	30,262	(8,361)
Voya Index Solution 2045 Portfolio - Service Class 2	11,701	3,202	8,499	17,260	13,724	3,536
Voya Index Solution 2050 Portfolio - Initial Class	39,327	11,803	27,524	48,245	14,156	34,089
Voya Index Solution 2050 Portfolio - Service Class	26,392	11,186	15,206	18,039	3,958	14,081
Voya Index Solution 2050 Portfolio - Service Class 2	3,449	717	2,732	4,993	1,625	3,368
Voya Index Solution 2055 Portfolio - Initial Class	46,159	25,598	20,561	58,424	27,741	30,683
Voya Index Solution 2055 Portfolio - Service Class	128,632	113,701	14,931	65,963	36,775	29,188
Voya Index Solution 2055 Portfolio - Service Class 2	43,779	10,518	33,261	27,334	6,859	20,475
Voya Index Solution 2060 Portfolio - Initial Class	27,451	8,453	18,998	25,218	3,491	21,727
Voya Index Solution 2060 Portfolio - Service Class	12,742	10,915	1,827	7,180	1,189	5,991
Voya Index Solution 2060 Portfolio - Service Class 2	7,776	3,708	4,068	1,031	450	581
Voya Index Solution 2065 Portfolio - Initial Class	17,565	6,620	10,945	21,700	1,269	20,431
Voya Index Solution 2065 Portfolio - Service Class	30,954	11,661	19,293	9,987	4,359	5,628
Voya Index Solution 2065 Portfolio - Service Class 2	9,455	802	8,653	3,807	606	3,201
Voya Index Solution 2070 Portfolio - Initial Class	474	—	474	—	—	—
Voya Index Solution 2070 Portfolio - Service Class	4,929	197	4,732	—	—	—
Voya Index Solution 2070 Portfolio - Service Class 2	268	—	268	—	—	—
Voya Index Solution Income Portfolio - Initial Class	332,142	41,599	290,543	13,392	6,840	6,552
Voya Index Solution Income Portfolio - Service Class	507,195	50,530	456,665	3,812	17,767	(13,955)
Voya Index Solution Income Portfolio - Service Class 2	102,361	23,577	78,784	4,237	7,111	(2,874)
Voya International High Dividend Low Volatility Portfolio - Adviser Class	—	8,950	(8,950)	462	647	(185)
Voya International High Dividend Low Volatility Portfolio - Initial Class	1,345,268	1,005,998	339,270	248,469	928,100	(679,631)
Voya International High Dividend Low Volatility Portfolio - Service Class	1,042	249	793	220	3,091	(2,871)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Voya Solution 2025 Portfolio - Adviser Class	29	10,549	(10,520)	47	532	(485)
Voya Solution 2025 Portfolio - Initial Class	151,913	796,904	(644,991)	134,974	506,677	(371,703)
Voya Solution 2025 Portfolio - Service Class	415,497	5,573,730	(5,158,233)	492,100	1,217,035	(724,935)
Voya Solution 2025 Portfolio - Service Class 2	29,297	212,363	(183,066)	72,900	91,628	(18,728)
Voya Solution 2030 Portfolio - Initial Class	401,733	91,296	310,437	242,208	106,408	135,800
Voya Solution 2030 Portfolio - Service Class	809,643	362,716	446,927	571,706	107,307	464,399
Voya Solution 2030 Portfolio - Service Class 2	8,684	5,517	3,167	10,195	9,078	1,117
Voya Solution 2035 Portfolio - Adviser Class	—	543	(543)	—	11,152	(11,152)
Voya Solution 2035 Portfolio - Initial Class	320,446	189,960	130,486	203,870	325,718	(121,848)
Voya Solution 2035 Portfolio - Service Class	1,155,335	1,101,045	54,290	950,191	1,173,972	(223,781)
Voya Solution 2035 Portfolio - Service Class 2	69,607	111,556	(41,949)	106,361	183,472	(77,111)
Voya Solution 2040 Portfolio - Initial Class	91,055	29,492	61,563	78,524	10,261	68,263
Voya Solution 2040 Portfolio - Service Class	521,700	285,924	235,776	482,710	75,539	407,171
Voya Solution 2040 Portfolio - Service Class 2	8,940	1,492	7,448	2,295	37	2,258
Voya Solution 2045 Portfolio - Adviser Class	11	18	(7)	13	15	(2)
Voya Solution 2045 Portfolio - Initial Class	150,293	80,520	69,773	121,183	372,742	(251,559)
Voya Solution 2045 Portfolio - Service Class	718,639	648,184	70,455	724,150	718,604	5,546
Voya Solution 2045 Portfolio - Service Class 2	42,839	90,067	(47,228)	79,171	100,422	(21,251)
Voya Solution 2050 Portfolio - Initial Class	54,327	14,306	40,021	38,061	11,806	26,255
Voya Solution 2050 Portfolio - Service Class	545,657	162,814	382,843	303,757	67,728	236,029
Voya Solution 2050 Portfolio - Service Class 2	6,461	2,682	3,779	9,736	5,301	4,435
Voya Solution 2055 Portfolio - Initial Class	102,378	34,434	67,944	113,224	102,542	10,682
Voya Solution 2055 Portfolio - Service Class	370,409	274,119	96,290	368,173	263,589	104,584
Voya Solution 2055 Portfolio - Service Class 2	43,920	37,117	6,803	39,955	36,336	3,619
Voya Solution 2060 Portfolio - Initial Class	31,658	2,560	29,098	33,576	2,317	31,259
Voya Solution 2060 Portfolio - Service Class	270,761	83,450	187,311	249,302	46,214	203,088
Voya Solution 2060 Portfolio - Service Class 2	13,254	2,780	10,474	10,702	5,319	5,383
Voya Solution 2065 Portfolio - Initial Class	38,239	37,564	675	33,196	9,392	23,804
Voya Solution 2065 Portfolio - Service Class	284,937	135,070	149,867	241,930	58,574	183,356
Voya Solution 2065 Portfolio - Service Class 2	7,042	1,897	5,145	3,123	525	2,598
Voya Solution 2070 Portfolio - Initial Class	1,249	—	1,249	—	—	—
Voya Solution 2070 Portfolio - Service Class	24,845	658	24,187	—	—	—
Voya Solution 2070 Portfolio - Service Class 2	56	—	56	—	—	—
Voya Solution Aggressive Portfolio - Initial Class	842,400	1,166,128	(323,728)	13,910,778	5,855,875	8,054,903
Voya Solution Balanced Portfolio - Initial Class	697,076	851,218	(154,142)	11,296,361	4,892,776	6,403,585
Voya Solution Balanced Portfolio - Service Class	113,300	104,748	8,552	80,298	80,416	(118)
Voya Solution Conservative Portfolio - Initial Class	466,805	676,822	(210,017)	6,419,174	2,862,709	3,556,465
Voya Solution Income Portfolio - Adviser Class	12,289	3,129	9,160	—	1,597	(1,597)
Voya Solution Income Portfolio - Initial Class	775,062	114,310	660,752	23,720	156,669	(132,949)
Voya Solution Income Portfolio - Service Class	6,374,331	599,810	5,774,521	117,510	271,658	(154,148)
Voya Solution Income Portfolio - Service Class 2	273,248	80,427	192,821	13,845	30,489	(16,644)
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	—	422	(422)	3	—	3
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	126,788	175,817	(49,029)	89,311	194,582	(105,271)
VY® American Century Small-Mid Cap Value Portfolio - Service Class	75,119	277,888	(202,769)	85,574	240,551	(154,977)
VY® Baron Growth Portfolio - Adviser Class	46	962	(916)	54	2,714	(2,660)
VY® Baron Growth Portfolio - Service Class	137,548	518,654	(381,106)	148,329	444,165	(295,836)
VY® Columbia Contrarian Core Portfolio - Service Class	31,245	71,683	(40,438)	33,458	50,338	(16,880)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	6,050	(6,050)	—	185	(185)
VY® Columbia Small Cap Value II Portfolio - Service Class	35,519	51,546	(16,027)	41,648	76,987	(35,339)
VY® Invesco Comstock Portfolio - Adviser Class	5	2,207	(2,202)	3	689	(686)
VY® Invesco Comstock Portfolio - Service Class	145,850	310,263	(164,413)	130,184	282,105	(151,921)
VY® Invesco Equity and Income Portfolio - Adviser Class	—	3,645	(3,645)	802	29,402	(28,600)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year Ended December 31,
	2025			2024
	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
VY® Invesco Equity and Income Portfolio - Initial Class	267,335	987,405	(720,070)	259,778	1,842,454	(1,582,676)
VY® Invesco Equity and Income Portfolio - Service Class	6,778	5,961	817	2,809	34,521	(31,712)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	—	2,912	(2,912)	20	315	(295)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	14,707	35,954	(21,247)	13,163	559,827	(546,664)
VY® JPMorgan Mid Cap Value Portfolio - Service Class	54,353	164,727	(110,374)	59,399	167,167	(107,768)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	—	4,054	(4,054)	—	418	(418)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	599,494	1,408,547	(809,053)	456,423	1,672,102	(1,215,679)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	3,024	5,381	(2,357)	2,633	5,638	(3,005)
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	65	12,291	(12,226)	22	2,576	(2,554)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	445,679	8,182,199	(7,736,520)	619,062	1,602,824	(983,762)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	17,644	67,635	(49,991)	4,657	7,344	(2,687)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	85	6,829	(6,744)	319	3,892	(3,573)
Voya Growth and Income Portfolio - Class I	413,705	1,999,518	(1,585,813)	559,836	2,153,770	(1,593,934)
Voya Growth and Income Portfolio - Class S	876	538	338	1,496	609	887
Voya Variable Portfolios, Inc.:
Voya Global High Dividend Low Volatility Portfolio - Class I	364,045	654,031	(289,986)	301,630	641,395	(339,765)
Voya Global High Dividend Low Volatility Portfolio - Class S	65,790	73,538	(7,748)	34,781	76,218	(41,437)
Voya Index Plus LargeCap Portfolio - Class I	417,632	821,647	(404,015)	377,696	749,919	(372,223)
Voya Index Plus LargeCap Portfolio - Class S	12,207	6,887	5,320	5	76	(71)
Voya Index Plus MidCap Portfolio - Class I	532,198	665,759	(133,561)	234,434	575,615	(341,181)
Voya Index Plus MidCap Portfolio - Class S	103,564	28,475	75,089	13	389	(376)
Voya Index Plus SmallCap Portfolio - Class I	380,006	374,609	5,397	188,427	387,739	(199,312)
Voya Index Plus SmallCap Portfolio - Class S	10,291	1,324	8,967	29	618	(589)
Voya International Index Portfolio - Class I	1,289,917	778,022	511,895	648,923	891,092	(242,169)
Voya International Index Portfolio - Class S	5,037	1,393	3,644	60	104	(44)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	467,897	567,589	(99,692)	475,330	460,667	14,663
Voya Russell™ Large Cap Growth Index Portfolio - Class S	7,097	10,197	(3,100)	7,400	8,155	(755)
Voya Russell™ Large Cap Index Portfolio - Class I	1,289,540	1,502,601	(213,061)	1,353,380	1,098,016	255,364
Voya Russell™ Large Cap Index Portfolio - Class S	—	836	(836)	—	604	(604)
Voya Russell™ Large Cap Value Index Portfolio - Class I	76,316	10,970	65,346	195	2,507	(2,312)
Voya Russell™ Large Cap Value Index Portfolio - Class S	174,270	145,184	29,086	92,026	105,284	(13,258)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	63,819	92,912	(29,093)	49,644	64,763	(15,119)
Voya Russell™ Mid Cap Index Portfolio - Class I	619,380	955,090	(335,710)	662,080	1,995,930	(1,333,850)
Voya Russell™ Small Cap Index Portfolio - Class I	568,354	660,964	(92,610)	520,639	1,765,471	(1,244,832)
Voya Small Company Portfolio - Class I	96,465	289,079	(192,614)	107,458	340,281	(232,823)
Voya Small Company Portfolio - Class S	—	3,416	(3,416)	86	95	(9)
Voya U.S. Bond Index Portfolio - Class I	1,061,454	620,936	440,518	770,526	714,562	55,964
Voya U.S. Bond Index Portfolio - Class S	780	527	253	—	—	—
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class I	402,862	901,197	(498,335)	358,597	822,992	(464,395)
Voya MidCap Opportunities Portfolio - Class S	1,168	3,380	(2,212)	1,230	7,811	(6,581)
Voya SmallCap Opportunities Portfolio - Class I	266,733	489,707	(222,974)	327,087	437,987	(110,900)
Voya SmallCap Opportunities Portfolio - Class S	—	797	(797)	—	1,201	(1,201)
Washington Mutual Investors Fund:
American Funds® Washington Mutual Investors Fund - Class R-3	11,005	12,520	(1,515)	2,731	3,980	(1,249)
American Funds® Washington Mutual Investors Fund - Class R-4	394,464	818,862	(424,398)	376,748	1,045,044	(668,296)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.    FINANCIAL HIGHLIGHTS
A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total returns for each of the five years in the period ended December 31, 2025 follows:

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
AB Relative Value Fund - Class A
2025		4	$49.09	to	$45.47	$192	1.09%	0.50%	to	0.85%	1.40%	to	9.36%
2024		4	$43.81	to	$41.58	$176	1.19%	0.60%	to	0.85%	-6.65%	to	11.71%
2023		4	$38.34	to	$15.09	$159	1.32%	0.70%	to	1.25%	10.43%	to	9.83%
2022		4	$34.72	to	$13.74	$144	1.32%	0.70%	to	1.25%	-3.37%	to	-5.37%
2021		4	$37.15	to	$14.52	$160	0.62%	0.60%	to	1.25%	1.86%	to	25.82%
AB VPS Relative Value Portfolio - Class A
2025		9	$47.52	to	$46.52	$438	1.70%	1.15%	to	1.25%	9.39%	to	9.28%
2024		28	$43.52	to	$42.64	$1,211	1.48%	1.15%	to	1.25%	11.73%	to	11.62%
2023		32	$38.95	to	$38.20	$1,221	1.44%	1.15%	to	1.25%	10.75%	to	10.63%
2022		33	$35.17	to	$34.53	$1,138	1.69%	1.15%	to	1.25%	-5.28%	to	-5.37%
2021		24	$37.13	to	$36.49	$868	0.79%	1.15%	to	1.25%	26.68%	to	26.57%
abrdn Emerging Markets ex-China Fund - Institutional Class
2025		4		$12.91		$51	2.25%		0.00%			34.76%
2024	06/21/2024	4		$9.58		$38	(d)		0.00%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Invesco Discovery Large Cap Fund - Class A
2025		2	$59.91	to	$54.29	$102	0.00%	0.85%	to	1.30%	11.67%	to	11.18%
2024		2	$53.65	to	$48.83	$95	0.00%	0.85%	to	1.30%	32.86%	to	32.26%
2023		2	$40.38	to	$36.92	$74	0.00%	0.85%	to	1.30%	34.38%	to	33.77%
2022		2	$30.05	to	$27.60	$55	0.00%	0.85%	to	1.30%	-31.69%	to	-31.99%
2021		2	$43.99	to	$40.58	$96	0.00%	0.85%	to	1.30%	21.32%	to	10.18%
Invesco Floating Rate ESG Fund - Class R5
2025		48	$16.28	to	$14.07	$686	8.35%	0.00%	to	1.25%	4.16%	to	3.46%
2024		47	$15.04	to	$13.60	$655	8.97%	0.30%	to	1.25%	7.51%	to	6.50%
2023		42	$13.99	to	$12.77	$549	8.93%	0.30%	to	1.25%	11.65%	to	10.66%
2022		41	$12.53	to	$11.40	$481	7.52%	0.30%	to	1.40%	-2.57%	to	-3.55%
2021		30	$12.86	to	$11.82	$370	4.11%	0.30%	to	1.40%	6.11%	to	4.88%
Invesco Main Street Fund® - Class A
2025		79	$30.35	to	$28.83	$2,312	0.34%	0.12%	to	1.20%	15.80%	to	14.54%
2024		94	$26.21	to	$25.17	$2,386	0.69%	0.12%	to	1.20%	23.52%	to	22.18%
2023		108	$21.22	to	$20.60	$2,235	0.16%	0.12%	to	1.20%	22.87%	to	21.61%
2022		90	$17.27	to	$16.94	$1,533	0.89%	0.12%	to	1.20%	-20.49%	to	-21.14%
2021		96	$21.72	to	$21.48	$2,065	0.66%	0.55%	to	1.20%	26.43%	to	26.06%
Invesco Main Street Mid Cap Fund® - Class A
2025		212	$21.17	to	$19.90	$4,338	0.19%	0.12%	to	1.50%	8.79%	to	7.34%
2024		221	$19.46	to	$18.54	$4,188	0.26%	0.12%	to	1.50%	16.95%	to	15.30%
2023		264	$16.64	to	$16.08	$4,319	0.00%	0.12%	to	1.50%	14.29%	to	12.76%
2022		258	$14.56	to	$14.26	$3,727	0.12%	0.12%	to	1.50%	-14.70%	to	-15.62%
2021		252	$17.25	to	$16.90	$4,303	0.22%	0.30%	to	1.50%	8.08%	to	21.23%
Invesco Small Cap Growth Fund - Class A
2025		6		$50.82		$284	0.00%		1.00%			4.65%
2024		5		$48.56		$244	0.00%		1.00%			15.02%
2023		5		$42.22		$222	0.00%		1.00%			11.55%
2022		5		$37.85		$178	0.00%		1.00%			-36.24%
2021		4		$59.36		$238	0.00%		1.00%			6.27%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco EQV International Equity Fund - Class R5
2025		10		$16.03		$165	2.33%		0.12%			16.16%
2024		13		$13.80		$179	1.10%		0.12%			0.51%
2023		45		$13.73		$727	1.05%		0.12%			17.85%
2022		44		$11.65		$609	0.14%		0.12%			-18.65%
2021		52		$14.32		$870	2.00%		0.55%			4.99%
Invesco International Growth Fund - Class Y
2025		24	$16.16	to	$14.22	$352	0.57%	0.30%	to	1.40%	15.76%	to	14.49%
2024		27	$13.96	to	$12.42	$345	0.49%	0.30%	to	1.40%	-1.83%	to	-2.89%
2023		36	$14.22	to	$12.78	$474	0.97%	0.30%	to	1.40%	20.71%	to	19.33%
2022		31	$11.78	to	$10.71	$348	0.00%	0.30%	to	1.40%	-27.37%	to	-28.17%
2021		31	$16.22	to	$14.91	$475	0.45%	0.30%	to	1.40%	10.57%	to	9.31%
Invesco International Small-Mid Company Fund - Class Y
2025		50	$21.20	to	$18.32	$952	1.80%	0.15%	to	1.40%	16.87%	to	15.37%
2024		50	$18.14	to	$15.88	$821	1.47%	0.15%	to	1.40%	-6.40%	to	-7.57%
2023		61	$19.38	to	$17.17	$1,081	1.20%	0.15%	to	1.40%	12.41%	to	10.99%
2022		57	$17.24	to	$15.47	$914	0.19%	0.15%	to	1.40%	-31.12%	to	-32.00%
2021		53	$25.03	to	$22.75	$1,242	0.26%	0.15%	to	1.40%	13.98%	to	12.57%
Invesco Developing Markets Fund - Class A
2025		1,796	$135.69	to	$39.93	$154,405	0.35%	0.00%	to	1.75%	28.34%	to	26.12%
2024		1,923	$105.73	to	$31.66	$131,527	0.01%	0.00%	to	1.75%	-1.40%	to	-3.12%
2023		2,104	$107.23	to	$32.68	$148,187	0.52%	0.00%	to	1.75%	11.17%	to	9.22%
2022		2,906	$96.46	to	$29.92	$149,192	0.47%	0.00%	to	1.75%	-25.16%	to	-26.45%
2021		3,068	$128.88	to	$40.68	$211,204	0.09%	0.00%	to	1.75%	-7.51%	to	-9.12%
Invesco Developing Markets Fund - Class Y
2025		2,032	$17.90	to	$15.14	$34,254	0.67%	0.00%	to	1.25%	28.68%	to	27.01%
2024		2,222	$13.91	to	$11.92	$29,245	0.24%	0.00%	to	1.25%	-1.14%	to	-2.38%
2023		2,541	$14.07	to	$12.21	$33,977	0.81%	0.00%	to	1.25%	11.40%	to	10.00%
2022		2,815	$12.63	to	$11.10	$33,938	0.80%	0.00%	to	1.25%	-24.96%	to	-25.90%
2021		2,820	$16.83	to	$14.98	$45,522	0.37%	0.00%	to	1.25%	-7.27%	to	-8.38%
Invesco Health Care Fund - Investor Class
2025		—	$132.24	to	$111.10	$56	0.00%	0.35%	to	1.20%	15.08%	to	14.10%
2024		1	$114.91	to	$97.37	$50	0.00%	0.35%	to	1.20%	3.61%	to	2.73%
2023		—	$110.91	to	$88.02	$10	0.00%	0.35%	to	1.60%	2.69%	to	1.41%
2022		—	$108.00	to	$86.80	$18	0.00%	0.35%	to	1.60%	-13.83%	to	-14.89%
2021		1	$125.33	to	$101.99	$100	0.00%	0.35%	to	1.60%	5.94%	to	6.43%
Invesco International Bond Fund - Class A
2025		1	$12.50	to	$11.91	$7	0.00%	1.00%	to	1.30%	15.74%	to	15.30%
2024		—	$10.80	to	$10.33	$5	5.41%	1.00%	to	1.30%	0.93%	to	0.58%
2023		3	$10.70	to	$9.64	$32	3.28%	1.00%	to	1.75%	7.11%	to	6.28%
2022		3	$10.38	to	$9.07	$29	0.00%	0.70%	to	1.75%	3.90%	to	-14.43%
2021		1	$12.16	to	$10.60	$8	0.00%	0.60%	to	1.75%	-10.72%	to	-11.81%
Invesco High Yield Fund - Class R5
2025		55	$15.41	to	$13.32	$765	6.66%	0.15%	to	1.40%	7.46%	to	6.14%
2024		49	$14.34	to	$12.55	$646	7.01%	0.15%	to	1.40%	8.23%	to	6.81%
2023		43	$13.25	to	$11.75	$524	6.44%	0.15%	to	1.40%	7.11%	to	8.39%
2022		42	$11.92	to	$10.84	$470	5.08%	0.30%	to	1.40%	-9.63%	to	-10.63%
2021		38	$13.19	to	$12.13	$475	4.83%	0.30%	to	1.40%	3.86%	to	2.80%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco Energy Fund - Class R5
2025		43	$9.34	to	$8.07	$367	2.64%	0.15%	to	1.40%	12.53%	to	11.16%
2024		42	$8.30	to	$7.26	$314	3.64%	0.15%	to	1.40%	6.27%	to	4.91%
2023		48	$7.81	to	$6.92	$346	1.64%	0.15%	to	1.40%	0.51%	to	-0.72%
2022		87	$7.77	to	$6.97	$630	1.36%	0.15%	to	1.40%	53.25%	to	51.19%
2021		53	$5.07	to	$4.61	$254	3.44%	0.15%	to	1.40%	56.48%	to	54.70%
Invesco Gold & Special Minerals Fund - Class A
2025		18	$25.01	to	$21.33	$431	0.66%	0.55%	to	1.55%	21.06%	to	127.40%
2024		16	$10.49	to	$9.38	$171	0.62%	0.80%	to	1.55%	12.19%	to	11.40%
2023		16	$9.82	to	$8.42	$152	0.75%	0.45%	to	1.55%	11.72%	to	4.73%
2022		13	$9.15	to	$8.04	$113	0.87%	0.55%	to	1.55%	17.76%	to	-18.21%
2021		11	$11.20	to	$9.83	$116	2.52%	0.45%	to	1.55%	-3.36%	to	-4.38%
Invesco Small Cap Value Fund - Class A
2025		1	$100.78	to	$81.85	$101	0.00%	0.20%	to	1.45%	17.40%	to	30.23%
2024		4	$85.84	to	$73.41	$284	0.40%	0.20%	to	1.20%	24.28%	to	12.30%
2023		3	$69.07	to	$57.51	$221	0.56%	0.20%	to	1.45%	22.66%	to	21.12%
2022		3	$56.31	to	$47.48	$136	0.00%	0.20%	to	1.45%	4.10%	to	0.06%
2021		2	$54.09	to	$48.88	$121	0.00%	0.20%	to	1.00%	36.25%	to	35.14%
Invesco Value Opportunities Fund - Class R5
2025		194	$17.47	to	$16.76	$3,273	0.52%	0.00%	to	1.40%	17.96%	to	18.87%
2024		151	$14.46	to	$14.10	$2,145	0.75%	0.12%	to	1.40%	30.27%	to	28.65%
2023	02/10/2023	118	$11.10	to	$10.96	$1,302	(c)	0.12%	to	1.40%		(c)
2022		(c)		(c)		(c)	(c)		(c)			(c)
2021		(c)		(c)		(c)	(c)		(c)			(c)
Invesco V.I. American Franchise Fund - Series I
2025		425	$231.50	to	$51.36	$51,792	0.00%	0.00%	to	1.50%	11.66%	to	9.68%
2024		441	$207.32	to	$46.69	$50,684	0.00%	0.00%	to	1.50%	34.89%	to	32.87%
2023		448	$153.70	to	$35.14	$39,065	0.00%	0.00%	to	1.50%	40.93%	to	38.84%
2022		428	$109.06	to	$25.31	$27,738	0.00%	0.00%	to	1.50%	-31.11%	to	-32.14%
2021		462	$158.32	to	$37.30	$44,259	0.00%	0.00%	to	1.50%	11.93%	to	10.26%
Invesco V.I. Core Equity Fund - Series I
2025		1,001	$32.77	to	$42.01	$37,874	0.64%	0.12%	to	1.95%	16.00%	to	13.85%
2024		1,097	$28.25	to	$36.88	$36,172	0.71%	0.12%	to	1.95%	25.50%	to	23.14%
2023		1,183	$22.51	to	$29.95	$31,535	0.74%	0.12%	to	1.95%	23.21%	to	20.96%
2022		1,238	$18.27	to	$24.76	$27,068	0.85%	0.12%	to	1.95%	-20.91%	to	-22.09%
2021		1,323	$34.95	to	$31.78	$36,852	0.67%	0.25%	to	1.95%	27.42%	to	25.27%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
2025		1	$39.90	to	$19.20	$16	0.00%	1.25%	to	1.50%	2.90%	to	2.65%
2024		1	$38.56	to	$18.60	$18	0.00%	1.25%	to	1.50%	22.69%	to	22.45%
2023		1	$31.43	to	$15.19	$16	0.00%	1.25%	to	1.50%	11.77%	to	11.45%
2022		1	$28.12	to	$13.63	$16	0.00%	1.25%	to	1.50%	-31.85%	to	-32.02%
2021		1	$41.26	to	$20.05	$25	0.00%	1.25%	to	1.50%	17.62%	to	17.32%
Invesco V.I. Global Fund - Series I
2025		2	$101.37	to	$82.35	$128	0.00%	0.50%	to	1.25%	14.75%	to	13.88%
2024		2	$88.34	to	$72.31	$131	0.00%	0.50%	to	1.25%	15.49%	to	14.61%
2023		2	$76.48	to	$63.08	$117	0.00%	0.50%	to	1.25%	34.06%	to	33.05%
2022		5	$57.05	to	$47.41	$240	0.00%	0.50%	to	1.25%	-32.12%	to	-32.62%
2021		5	$84.04	to	$70.36	$407	0.00%	0.50%	to	1.25%	14.92%	to	14.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Invesco V.I. Global Strategic Income Fund - Series I
2025		1	$27.54	to	$23.64	$14	8.33%	0.70%	to	1.25%	12.18%	to	11.61%
2024		—	$24.55	to	$21.18	$10	0.00%	0.70%	to	1.25%	2.46%	to	1.88%
2023		—	$23.96	to	$20.79	$10	0.00%	0.70%	to	1.25%	8.12%	to	7.55%
2022		4	$22.16	to	$19.33	$82	0.00%	0.70%	to	1.25%	-12.10%	to	-12.57%
2021		4	$25.50	to	$22.11	$97	5.05%	0.65%	to	1.25%	-4.06%	to	-4.62%
Invesco V.I. Main Street Fund® - Series I
2025		1	$46.66	to	$39.62	$28	0.00%	1.25%	to	1.50%	14.44%	to	14.16%
2024		1	$40.75	to	$34.69	$37	0.00%	1.25%	to	1.50%	22.12%	to	21.80%
2023		1	$33.37	to	$28.48	$41	0.00%	1.25%	to	1.50%	21.70%	to	21.40%
2022		2	$27.42	to	$23.46	$42	1.90%	1.25%	to	1.50%	-21.14%	to	-21.33%
2021		2	$34.77	to	$29.82	$63	0.00%	1.25%	to	1.50%	25.98%	to	25.66%
Invesco V.I. Main Street Small Cap Fund® - Series I
2025		1,042	$64.26	to	$48.61	$42,878	0.44%	0.15%	to	1.50%	8.53%	to	7.09%
2024		1,076	$59.21	to	$45.39	$40,382	0.00%	0.15%	to	1.50%	12.52%	to	11.01%
2023		1,062	$52.62	to	$40.89	$35,862	1.15%	0.15%	to	1.50%	7.15%	to	16.36%
2022		1,041	$43.83	to	$35.14	$30,796	0.51%	0.25%	to	1.50%	-16.05%	to	-17.08%
2021		1,017	$52.21	to	$42.38	$36,267	0.39%	0.25%	to	1.50%	22.24%	to	20.74%
Alger Capital Appreciation Fund - Class A
2025		—		$101.07		$—	0.00%		0.90%			7.34%
2024		1	$82.56	to	$80.13	$85	0.00%	0.50%	to	0.70%	40.19%	to	17.68%
2023		1	$54.66	to	$52.43	$56	0.00%	0.60%	to	0.90%	42.20%	to	41.78%
2022		1	$38.44	to	$36.98	$38	0.00%	0.60%	to	0.90%	-37.20%	to	-37.39%
2021		4	$61.21	to	$57.33	$253	0.00%	0.60%	to	1.15%	13.77%	to	16.24%
Alger Responsible Investing Fund - Class A
2025		224	$94.57	to	$73.67	$17,839	0.00%	0.00%	to	1.50%	22.31%	to	20.47%
2024		230	$77.32	to	$61.15	$15,168	0.00%	0.00%	to	1.50%	25.93%	to	24.06%
2023		256	$61.40	to	$49.29	$13,578	0.00%	0.00%	to	1.50%	36.72%	to	34.71%
2022		236	$44.91	to	$36.59	$9,258	0.00%	0.00%	to	1.50%	-30.80%	to	-31.84%
2021		253	$64.90	to	$53.68	$14,467	0.00%	0.00%	to	1.50%	23.93%	to	22.06%
Allspring Core Plus Bond Fund - Class R6
2025		4,411		$11.02		$48,616	4.84%		0.12%			7.30%
2024	03/08/2024	4,866		$10.27		$49,994	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Allspring Small Company Growth Fund - Institutional Class
2025	09/10/2025	1,471	$10.27	to	$10.23	$15,059	(e)	0.12%	to	1.50%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Allspring Small Company Value Fund - Class A
2025		12		$15.93		$189	0.49%		1.00%			0.76%
2024		14		$15.81		$216	1.46%		1.00%			7.19%
2023		13		$14.75		$194	0.54%		1.00%			13.99%
2022		14		$12.94		$178	0.00%		1.00%			-12.98%
2021		14		$14.87		$203	0.00%		1.00%			35.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Allspring Special Small Cap Value Fund - Class A
2025		1,472	$84.87	to	$37.82	$97,250	0.71%	0.10%	to	1.55%	-3.19%	to	-4.62%
2024		1,625	$87.67	to	$39.65	$112,123	0.93%	0.10%	to	1.55%	6.40%	to	4.87%
2023		1,752	$82.40	to	$37.80	$114,604	0.89%	0.10%	to	1.55%	18.53%	to	16.81%
2022		1,843	$28.24	to	$32.36	$102,722	0.64%	0.00%	to	1.55%	-13.88%	to	-15.20%
2021		1,919	$32.79	to	$38.16	$125,172	0.26%	0.00%	to	1.55%	27.69%	to	25.73%
Amana Growth Fund - Investor Class
2025		2,086	$78.37	to	$76.19	$114,187	0.00%	0.00%	to	1.60%	17.62%	to	0.85%
2024		2,344	$66.63	to	$66.87	$112,208	0.00%	0.00%	to	1.50%	15.74%	to	14.02%
2023		2,376	$57.57	to	$58.64	$101,424	0.17%	0.00%	to	1.50%	25.64%	to	23.79%
2022		2,305	$45.82	to	$47.37	$80,362	0.14%	0.00%	to	1.50%	-19.40%	to	-20.63%
2021		2,210	$56.85	to	$59.68	$100,379	0.08%	0.00%	to	1.50%	31.51%	to	29.57%
Amana Income Fund - Investor Class
2025		1,872	$56.24	to	$48.83	$86,100	0.53%	0.12%	to	1.50%	16.22%	to	14.62%
2024		2,058	$48.39	to	$34.94	$82,837	0.76%	0.12%	to	1.50%	12.74%	to	11.17%
2023		2,208	$42.92	to	$31.42	$79,577	0.91%	0.12%	to	1.50%	13.42%	to	11.85%
2022		2,292	$37.84	to	$28.09	$74,642	0.88%	0.12%	to	1.50%	-9.13%	to	-10.08%
2021		2,402	$38.17	to	$31.24	$86,060	0.76%	0.00%	to	1.50%	22.50%	to	20.66%
American Funds® American Balanced Fund® - Class R-3
2025		17	$47.80	to	$37.15	$743	1.72%	0.25%	to	1.40%	17.79%	to	16.42%
2024		29	$41.87	to	$31.91	$1,115	1.65%	0.10%	to	1.40%	14.46%	to	12.96%
2023		36	$36.58	to	$28.24	$1,190	2.10%	0.10%	to	1.40%	13.50%	to	12.02%
2022		38	$32.23	to	$25.21	$1,098	1.22%	0.10%	to	1.40%	-3.39%	to	-13.61%
2021		50	$36.18	to	$29.18	$1,690	0.91%	0.20%	to	1.40%	15.15%	to	13.76%
American Beacon Small Cap Value Fund - Investor Class
2025		12	$16.91	to	$19.59	$226	0.90%	0.12%	to	1.25%	4.32%	to	3.16%
2024		12	$16.21	to	$18.99	$217	1.53%	0.12%	to	1.25%	6.93%	to	5.68%
2023		10	$15.16	to	$17.96	$175	1.28%	0.12%	to	1.25%	16.17%	to	14.83%
2022		9	$13.05	to	$15.64	$137	1.43%	0.12%	to	1.25%	-8.49%	to	-9.23%
2021		9	$18.17	to	$17.23	$142	0.84%	0.55%	to	1.25%	26.97%	to	26.13%
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2025		1,568	$16.34	to	$12.31	$21,472	4.38%	0.00%	to	1.70%	6.66%	to	4.86%
2024		1,608	$15.32	to	$11.74	$20,819	1.65%	0.00%	to	1.70%	1.66%	to	0.00%
2023		2,805	$15.07	to	$11.74	$34,171	4.20%	0.00%	to	1.70%	3.22%	to	1.38%
2022		3,224	$14.60	to	$11.58	$38,278	6.44%	0.00%	to	1.70%	-12.42%	to	-13.84%
2021		3,321	$16.67	to	$13.44	$45,141	4.63%	0.00%	to	1.70%	6.38%	to	4.59%
American Century Investments® Disciplined Core Value Fund - A Class
2025		378	$39.07	to	$37.12	$14,189	1.10%	0.12%	to	1.20%	14.47%	to	13.27%
2024		415	$34.13	to	$32.77	$13,737	1.11%	0.12%	to	1.20%	12.86%	to	11.65%
2023		434	$30.24	to	$29.35	$12,865	1.35%	0.12%	to	1.20%	8.04%	to	6.84%
2022		451	$27.99	to	$27.47	$12,528	1.50%	0.12%	to	1.20%	-13.21%	to	-13.86%
2021		453	$32.25	to	$31.89	$14,615	0.82%	0.55%	to	1.20%	22.30%	to	21.90%
American Funds® Fundamental Investors® - Class R-3
2025		10	$56.05	to	$44.17	$490	0.48%	0.00%	to	1.35%	23.84%	to	22.19%
2024		8	$45.26	to	$36.15	$351	0.72%	0.00%	to	1.35%	22.62%	to	20.98%
2023		22	$36.91	to	$29.88	$758	0.92%	0.00%	to	1.35%	25.46%	to	23.78%
2022		27	$29.42	to	$24.14	$764	1.11%	0.00%	to	1.35%	-16.94%	to	-18.06%
2021		36	$35.42	to	$29.46	$1,221	0.88%	0.00%	to	1.35%	22.05%	to	20.44%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds® Fundamental Investors® - Class R-4
2025		3,305	$59.10	to	$45.36	$166,902	0.71%	0.00%	to	1.50%	24.21%	to	22.40%
2024		3,547	$47.58	to	$37.06	$145,438	1.11%	0.00%	to	1.50%	22.98%	to	21.15%
2023		3,834	$38.69	to	$30.59	$128,977	1.20%	0.00%	to	1.50%	25.82%	to	23.95%
2022		4,146	$30.75	to	$24.68	$111,859	1.35%	0.00%	to	1.50%	-16.67%	to	-17.92%
2021		4,483	$36.90	to	$30.07	$146,196	1.20%	0.00%	to	1.50%	22.43%	to	20.62%
American Funds® American Mutual Fund® - Class R-4
2025		86	$48.50	to	$39.28	$3,586	1.62%	0.00%	to	1.40%	16.08%	to	14.45%
2024		88	$41.78	to	$34.32	$3,189	1.66%	0.00%	to	1.40%	14.91%	to	13.34%
2023		99	$36.36	to	$30.28	$3,198	2.24%	0.00%	to	1.40%	9.35%	to	7.80%
2022		88	$33.25	to	$28.09	$2,609	1.83%	0.00%	to	1.40%	-4.54%	to	-5.83%
2021		85	$34.83	to	$29.83	$2,648	1.74%	0.00%	to	1.40%	24.93%	to	23.16%
AMG River Road Mid Cap Value Fund - Class N
2025		737	$46.46	to	$36.74	$24,369	0.15%	0.00%	to	1.50%	11.74%	to	10.10%
2024		783	$41.58	to	$33.37	$23,555	0.29%	0.00%	to	1.50%	13.58%	to	11.83%
2023		867	$36.61	to	$29.83	$23,357	0.15%	0.00%	to	1.50%	22.65%	to	20.82%
2022		897	$29.85	to	$24.69	$19,917	0.82%	0.00%	to	1.50%	-8.32%	to	-9.69%
2021		997	$32.56	to	$27.34	$23,817	0.20%	0.00%	to	1.50%	31.98%	to	30.00%
Ariel Appreciation Fund - Investor Class
2025		2	$44.77	to	$33.31	$73	0.00%	0.55%	to	1.90%	10.52%	to	9.03%
2024		2	$40.51	to	$30.55	$75	0.00%	0.55%	to	1.90%	5.72%	to	4.30%
2023		2	$39.09	to	$29.29	$71	1.48%	0.45%	to	1.90%	10.11%	to	8.52%
2022		2	$35.50	to	$26.99	$64	0.00%	0.45%	to	1.90%	-0.89%	to	-14.07%
2021		4	$39.99	to	$31.41	$126	0.90%	0.55%	to	1.90%	4.11%	to	23.52%
Ariel Fund - Investor Class
2025		205	$72.68	to	$37.07	$9,070	0.13%	0.15%	to	1.90%	13.99%	to	12.03%
2024		240	$63.76	to	$33.09	$9,564	0.11%	0.15%	to	1.90%	5.95%	to	9.68%
2023		289	$55.85	to	$30.17	$10,423	0.44%	0.25%	to	1.90%	15.51%	to	13.63%
2022		314	$49.40	to	$26.55	$9,714	0.36%	0.15%	to	1.90%	-18.94%	to	-20.34%
2021		364	$60.94	to	$33.33	$13,561	0.05%	0.15%	to	1.90%	30.19%	to	27.90%
Artisan International Fund - Investor Shares
2025		549	$25.81	to	$19.51	$11,953	1.95%	0.15%	to	1.50%	35.84%	to	34.00%
2024		491	$19.00	to	$14.56	$7,967	0.80%	0.15%	to	1.50%	1.17%	to	8.98%
2023		543	$16.92	to	$22.16	$8,027	1.03%	0.25%	to	1.80%	14.02%	to	12.26%
2022		587	$14.84	to	$19.74	$7,677	1.06%	0.25%	to	1.80%	-19.78%	to	-21.01%
2021		623	$18.50	to	$24.99	$10,176	0.63%	0.25%	to	1.80%	8.76%	to	7.07%
BlackRock Equity Dividend Fund - Investor A Shares
2025		40	$49.68	to	$41.71	$1,925	2.02%	0.50%	to	1.60%	20.79%	to	19.48%
2024		39	$41.13	to	$34.91	$1,547	2.11%	0.50%	to	1.60%	-6.33%	to	-3.03%
2023		41	$37.21	to	$32.16	$1,491	1.94%	0.60%	to	1.65%	11.71%	to	10.55%
2022		39	$33.31	to	$29.09	$1,286	1.31%	0.60%	to	1.65%	-4.77%	to	-5.77%
2021		38	$35.82	to	$30.87	$1,309	1.18%	0.40%	to	1.65%	19.60%	to	18.14%
BlackRock Health Sciences Opportunities Portfolio - Institutional Shares
2025		624	$25.93	to	$22.33	$15,166	0.39%	0.00%	to	1.40%	16.23%	to	14.63%
2024		664	$22.31	to	$19.48	$14,047	0.36%	0.00%	to	1.40%	4.15%	to	2.63%
2023		661	$21.42	to	$18.97	$13,599	0.47%	0.00%	to	1.40%	3.83%	to	2.37%
2022		690	$20.63	to	$18.53	$13,823	0.53%	0.00%	to	1.40%	-5.71%	to	-7.02%
2021		637	$21.88	to	$19.93	$13,697	0.21%	0.00%	to	1.40%	12.09%	to	10.54%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
BlackRock Health Sciences Opportunities Portfolio - Investor A Shares
2025		1,440	$24.81	to	$21.48	$32,757	0.28%	0.15%	to	1.50%	15.83%	to	14.26%
2024		1,608	$21.42	to	$18.80	$31,819	0.22%	0.15%	to	1.50%	-3.77%	to	2.29%
2023		1,774	$20.48	to	$18.38	$34,141	0.25%	0.25%	to	1.50%	3.33%	to	2.05%
2022		1,943	$19.82	to	$18.01	$36,477	0.32%	0.25%	to	1.50%	-6.16%	to	-7.31%
2021		1,970	$21.12	to	$19.43	$39,626	0.00%	0.25%	to	1.50%	11.51%	to	10.08%
BlackRock Mid-Cap Value Fund - Institutional Shares
2025		26	$26.53	to	$23.75	$639	1.93%	0.30%	to	1.25%	13.38%	to	12.29%
2024		28	$23.40	to	$21.15	$607	1.90%	0.30%	to	1.25%	9.04%	to	8.02%
2023		27	$21.46	to	$19.58	$553	1.76%	0.30%	to	1.25%	12.24%	to	11.19%
2022		26	$19.12	to	$17.61	$470	1.06%	0.30%	to	1.25%	-4.30%	to	-5.22%
2021		25	$19.98	to	$18.58	$471	1.03%	0.30%	to	1.25%	25.98%	to	24.78%
BlackRock Mid-Cap Value Fund - Investor A Shares
2025		349	$58.83	to	$51.31	$19,607	1.78%	0.12%	to	1.50%	13.29%	to	11.76%
2024		394	$51.93	to	$45.91	$19,692	1.69%	0.12%	to	1.50%	8.98%	to	7.47%
2023		442	$47.65	to	$42.72	$20,484	1.55%	0.12%	to	1.50%	12.17%	to	10.64%
2022		485	$42.48	to	$38.61	$20,183	0.88%	0.12%	to	1.50%	-4.65%	to	-5.67%
2021		426	$47.94	to	$40.93	$18,663	0.84%	0.25%	to	1.50%	25.76%	to	24.22%
American Funds® The Bond Fund of America® - Class R-4
2025		2,039	$15.72	to	$12.06	$26,652	4.47%	0.00%	to	1.50%	7.16%	to	5.51%
2024		1,975	$14.67	to	$11.43	$24,351	4.15%	0.00%	to	1.50%	1.17%	to	-0.35%
2023		1,819	$14.50	to	$11.46	$22,281	3.59%	0.00%	to	1.50%	4.77%	to	3.15%
2022		1,712	$13.84	to	$11.11	$20,231	2.51%	0.00%	to	1.50%	-12.68%	to	-14.01%
2021		1,746	$15.85	to	$12.92	$23,831	1.39%	0.00%	to	1.50%	-0.94%	to	-2.42%
Calvert US Large-Cap Core Responsible Index Fund - Class A
2025		5		$23.52		$118	1.10%		1.00%			14.45%
2024		3		$20.55		$63	0.00%		1.00%			22.61%
2023		3		$16.76		$52	0.00%		1.00%			25.64%
2022		2		$13.34		$31	0.00%		1.00%			-22.62%
2021		2		$17.24		$33	0.00%		1.00%			24.03%
Calvert VP SRI Balanced Portfolio - Class I
2025		876	$35.69	to	$66.49	$56,824	1.58%	0.00%	to	1.50%	11.46%	to	9.81%
2024		946	$32.02	to	$60.55	$55,567	1.68%	0.00%	to	1.50%	19.61%	to	17.82%
2023		1,056	$26.77	to	$51.39	$53,694	1.57%	0.00%	to	1.50%	16.85%	to	15.10%
2022		1,141	$22.91	to	$44.65	$49,841	1.14%	0.00%	to	1.50%	-15.43%	to	-16.68%
2021		1,197	$27.09	to	$53.59	$63,038	1.17%	0.00%	to	1.50%	15.13%	to	13.42%
American Funds® Capital Income Builder® - Class R-4
2025		902	$19.53	to	$16.91	$16,045	3.13%	0.15%	to	1.50%	20.11%	to	18.50%
2024		765	$16.26	to	$14.27	$11,427	3.30%	0.15%	to	1.50%	10.09%	to	8.60%
2023		801	$14.77	to	$13.14	$10,985	3.46%	0.15%	to	1.50%	8.13%	to	7.35%
2022		806	$13.74	to	$12.24	$10,243	3.32%	0.00%	to	1.50%	-7.16%	to	-8.59%
2021		715	$14.80	to	$13.39	$9,892	3.29%	0.00%	to	1.50%	15.00%	to	13.28%
American Funds® Capital World Growth and Income Fund® - Class R-3
2025		23	$48.91	to	$42.11	$1,076	1.39%	0.35%	to	1.25%	23.89%	to	22.81%
2024		21	$39.48	to	$34.29	$789	1.70%	0.35%	to	1.25%	13.12%	to	12.10%
2023		22	$35.41	to	$30.58	$739	1.67%	0.25%	to	1.25%	20.12%	to	18.90%
2022		20	$29.48	to	$25.72	$580	1.61%	0.25%	to	1.25%	-17.75%	to	-18.56%
2021		23	$35.84	to	$31.58	$786	1.37%	0.25%	to	1.25%	14.14%	to	12.99%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Cohen & Steers Real Estate Securities Fund, Inc. - Class A
2025		404	$16.97	to	$15.12	$6,281	3.05%	0.00%	to	1.50%	4.05%	to	2.44%
2024		405	$16.31	to	$14.76	$6,125	2.67%	0.00%	to	1.50%	6.46%	to	4.90%
2023		357	$15.32	to	$14.07	$5,128	2.98%	0.00%	to	1.50%	12.73%	to	11.05%
2022		378	$13.59	to	$12.67	$4,870	2.74%	0.00%	to	1.50%	-26.46%	to	-27.56%
2021		321	$18.48	to	$17.49	$5,699	1.76%	0.00%	to	1.50%	14.22%	to	39.58%
Cohen & Steers Realty Shares, Inc. - Class L
2025		290	$28.71	to	$23.04	$7,222	2.94%	0.00%	to	1.50%	2.83%	to	1.27%
2024		304	$27.92	to	$22.75	$7,426	2.76%	0.00%	to	1.50%	6.52%	to	4.94%
2023		340	$26.21	to	$21.68	$7,855	3.06%	0.00%	to	1.50%	12.63%	to	11.01%
2022		394	$23.27	to	$19.53	$8,179	2.77%	0.00%	to	1.50%	-24.96%	to	-26.11%
2021		399	$31.01	to	$26.43	$11,100	1.81%	0.00%	to	1.50%	42.64%	to	40.51%
Columbia Acorn® Fund - Class A Shares
2025		2	$38.66	to	$35.14	$76	0.00%	0.60%	to	1.20%	3.92%	to	13.80%
2024		2	$37.20	to	$32.77	$74	0.00%	0.60%	to	1.45%	-6.79%	to	8.98%
2023		2	$32.33	to	$30.16	$66	0.00%	0.70%	to	1.20%	20.77%	to	11.00%
2022		3	$26.77	to	$24.30	$68	0.00%	0.70%	to	1.45%	-4.73%	to	-2.72%
2021		2	$41.35	to	$38.49	$101	1.03%	0.60%	to	1.20%	-4.86%	to	8.42%
Columbia Select Mid Cap Value Fund - Class A Shares
2025		234	$42.09	to	$31.74	$8,339	0.61%	0.00%	to	1.60%	13.60%	to	11.80%
2024		248	$37.05	to	$28.39	$7,815	0.80%	0.00%	to	1.60%	12.85%	to	11.07%
2023		269	$32.83	to	$25.56	$7,607	0.82%	0.00%	to	1.60%	10.24%	to	8.49%
2022		305	$29.78	to	$23.56	$7,912	0.57%	0.00%	to	1.60%	-9.43%	to	-10.89%
2021		285	$32.88	to	$26.44	$8,221	0.32%	0.00%	to	1.60%	31.94%	to	29.86%
Columbia Select Mid Cap Value Fund - Class S Shares
2025		15	$16.36	to	$16.27	$251	0.83%	0.40%	to	0.80%	13.45%	to	12.99%
2024	10/03/2024	16	$14.42	to	$14.40	$232	(d)	0.40%	to	0.80%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Intrinsic Value Fund - Institutional Class
2025		1,316	$11.98	to	$11.76	$15,583	1.19%	0.00%	to	1.50%	19.92%	to	18.07%
2024	11/21/2024	1,463	$9.99	to	$9.96	$14,583	(d)	0.00%	to	1.50%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Columbia Variable Portfolio - Acorn Fund
2025		1,942	$57.85	to	$47.37	$94,023	0.00%	0.00%	to	1.55%	4.46%	to	2.84%
2024		2,215	$55.38	to	$46.06	$103,362	0.00%	0.00%	to	1.55%	14.19%	to	12.42%
2023		2,634	$48.50	to	$40.97	$107,444	0.00%	0.00%	to	1.55%	21.74%	to	10.08%
2022		1,816	$39.84	to	$30.11	$61,765	0.00%	0.00%	to	1.50%	-33.47%	to	-34.44%
2021		1,983	$59.88	to	$45.93	$101,592	0.77%	0.00%	to	1.50%	8.91%	to	7.26%
Columbia Variable Portfolio - Acorn International Fund
2025		1,409	$19.93	to	$15.06	$24,500	1.29%	0.00%	to	1.50%	12.79%	to	11.06%
2024		1,583	$17.67	to	$13.56	$24,568	1.42%	0.00%	to	1.50%	-8.26%	to	-9.60%
2023		1,694	$19.26	to	$15.00	$28,842	0.32%	0.00%	to	1.50%	16.94%	to	15.21%
2022		1,761	$16.47	to	$13.02	$25,822	0.78%	0.00%	to	1.50%	-33.86%	to	-34.83%
2021		1,919	$24.90	to	$19.98	$42,778	0.55%	0.00%	to	1.50%	18.80%	to	17.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
CRM Mid Cap Value Fund - Investor Shares
2025		—	$51.08	to	$44.34	$9	0.00%	0.60%	to	1.45%	5.62%	to	7.31%
2024		—		$41.32		$8	0.00%		1.45%			7.16%
2023		—	$39.99	to	$38.56	$7	0.00%	1.20%	to	1.45%	10.32%	to	4.87%
2022		—	$40.73	to	$36.77	$13	0.00%	0.70%	to	1.45%	-4.37%	to	-10.67%
2021		2	$45.84	to	$41.16	$70	1.54%	0.60%	to	1.45%	28.33%	to	27.23%
Davis Financial Fund - Class Y
2025		9	$37.48	to	$31.73	$281	1.49%	0.30%	to	1.25%	12.42%	to	28.00%
2024		10	$26.10	to	$24.79	$257	2.20%	0.75%	to	1.25%	28.83%	to	28.25%
2023		5	$20.26	to	$19.33	$107	2.17%	0.75%	to	1.25%	14.98%	to	14.31%
2022		5	$17.62	to	$16.91	$77	1.27%	0.75%	to	1.25%	-9.41%	to	-9.81%
2021		4	$19.45	to	$18.75	$80	1.40%	0.75%	to	1.25%	30.80%	to	30.12%
Nomura Small Cap Value Fund - Class A
2025		137	$27.28	to	$22.99	$3,109	1.24%	0.15%	to	1.50%	7.53%	to	6.09%
2024		150	$25.37	to	$21.67	$3,197	1.05%	0.15%	to	1.50%	10.69%	to	9.17%
2023		179	$22.92	to	$19.84	$3,484	1.25%	0.15%	to	1.50%	9.09%	to	7.59%
2022		218	$21.01	to	$18.44	$3,898	0.69%	0.15%	to	1.50%	-12.57%	to	-13.75%
2021		217	$24.03	to	$21.38	$4,498	0.45%	0.15%	to	1.50%	33.72%	to	31.98%
DWS Equity 500 Index Fund - Class S
2025		37		$80.52		$3,017	1.22%		1.00%			16.36%
2024		32		$69.20		$2,211	1.24%		1.00%			23.44%
2023		30		$56.06		$1,657	1.43%		1.00%			24.72%
2022		29		$44.95		$1,285	1.27%		1.00%			-19.11%
2021		28		$55.57		$1,541	1.29%		1.00%			27.08%
DWS Small Cap Growth Fund - Class S
2025		4	$20.33	to	$18.41	$67	0.00%	0.40%	to	1.25%	8.43%	to	7.10%
2024		3	$19.56	to	$17.13	$53	0.00%	0.00%	to	1.25%	6.25%	to	4.96%
2023		3	$18.41	to	$16.32	$50	0.00%	0.00%	to	1.25%	8.29%	to	13.41%
2022		2	$15.48	to	$14.20	$32	0.00%	0.40%	to	1.40%	-26.18%	to	-26.92%
2021		2	$20.97	to	$19.43	$40	0.00%	0.40%	to	1.40%	12.44%	to	11.35%
DFA Emerging Markets Core Equity 2 Portfolio - Institutional Class
2025		1		$20.01		$26	4.65%		0.00%			28.76%
2024		1		$15.54		$17	6.90%		0.00%			7.32%
2023		1		$14.48		$12	0.00%		0.00%			15.47%
2022		1		$12.54		$8	0.00%		0.00%			-16.40%
2021		—		$15.00		$6	0.19%		0.00%			5.78%
DFA Inflation-Protected Securities Portfolio - Institutional Class
2025		1,280		$10.36		$13,811	3.67%		0.12%			6.91%
2024		1,274	$12.43	to	$9.69	$12,937	4.50%	0.00%	to	0.12%	2.05%	to	1.89%
2023		249	$12.18	to	$9.51	$2,382	4.02%	0.00%	to	0.12%	0.00%	to	3.82%
2022		207		$9.16		$1,897	9.07%		0.12%			-12.34%
2021		27		$10.45		$285	0.52%		0.16%			-0.29%
DFA Social Fixed Income Portfolio - Institutional Class
2025		96		$10.13		$1,019	4.86%		0.12%			6.97%
2024		30		$9.47		$298	4.24%		0.12%			1.72%
2023		8		$9.31		$79	2.72%		0.12%			7.01%
2022	05/20/2022	8		$8.70		$68	(b)		0.12%			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
DFA U.S. Targeted Value Portfolio - Institutional Class
2025		6		$25.20		$146	1.46%		0.00%			9.57%
2024		6		$23.00		$128	1.65%		0.00%			9.32%
2023		5		$21.04		$115	1.73%		0.00%			19.34%
2022		7		$17.63		$116	1.72%		0.00%			-4.65%
2021		6		$18.49		$117	0.87%		0.00%			38.81%
Dodge & Cox International Stock Fund - Class I Shares
2025		—	$27.85	to	$24.72	$9	0.00%	1.00%	to	1.75%	37.33%	to	22.56%
2024		4	$20.28	to	$18.82	$83	2.53%	1.00%	to	1.50%	2.79%	to	0.11%
2023		4	$19.73	to	$17.78	$75	2.94%	1.00%	to	1.75%	15.52%	to	14.71%
2022		4	$17.08	to	$15.50	$61	1.16%	1.00%	to	1.75%	-7.73%	to	-8.45%
2021		6	$18.51	to	$16.93	$112	2.07%	1.00%	to	1.75%	9.92%	to	9.16%
Dodge & Cox Stock Fund - Class I Shares
2025		6	$60.02	to	$51.19	$368	1.46%	0.75%	to	1.75%	12.80%	to	11.67%
2024		6	$53.21	to	$45.84	$319	1.41%	0.75%	to	1.75%	13.65%	to	12.52%
2023		8	$46.82	to	$40.74	$391	1.39%	0.75%	to	1.75%	16.61%	to	15.44%
2022		8	$40.15	to	$35.29	$330	1.22%	0.75%	to	1.75%	-7.91%	to	-6.19%
2021		12	$43.60	to	$38.48	$491	0.92%	0.75%	to	1.80%	4.08%	to	3.52%
Driehaus Emerging Markets Growth Fund - Institutional Share Class
2025		88		$14.69		$1,295	2.05%		0.12%			30.00%
2024		93		$11.30		$1,051	0.24%		0.12%			7.62%
2023	02/15/2023	847		$10.14		$8,857	(c)		0.12%			(c)
2022		(c)		(c)		(c)	(c)		(c)			(c)
2021		(c)		(c)		(c)	(c)		(c)			(c)
Eaton Vance Large-Cap Value Fund - Class R Shares
2025		—		$45.89		$2	0.00%		0.70%			11.06%
2024		—		$41.32		$2	0.00%		0.70%			10.42%
2023		—		$37.42		$2	0.00%		0.70%			6.91%
2022		—		$35.00		$1	0.00%		0.70%			-3.71%
2021		—		$36.35		$1	0.00%		0.70%			23.14%
American Funds® EUPAC Fund® - Class R-3
2025		42	$45.03	to	$32.07	$1,239	2.90%	0.00%	to	1.55%	28.33%	to	26.41%
2024		38	$35.09	to	$25.37	$967	0.78%	0.00%	to	1.55%	4.37%	to	2.75%
2023		43	$33.62	to	$24.69	$1,080	1.36%	0.00%	to	1.55%	15.29%	to	13.52%
2022		49	$29.16	to	$21.75	$1,128	0.69%	0.00%	to	1.55%	-23.24%	to	-24.43%
2021		64	$37.99	to	$28.78	$2,055	0.88%	0.00%	to	1.55%	2.21%	to	0.63%
American Funds® EUPAC Fund® - Class R-4
2025		8,599	$47.58	to	$34.37	$313,600	3.04%	0.00%	to	1.50%	28.70%	to	26.78%
2024		9,153	$36.97	to	$27.11	$261,366	1.18%	0.00%	to	1.50%	4.70%	to	3.12%
2023		9,987	$35.31	to	$26.29	$272,023	1.71%	0.00%	to	1.50%	15.62%	to	13.91%
2022		10,660	$30.54	to	$23.08	$254,178	1.02%	0.00%	to	1.50%	-23.00%	to	-24.13%
2021		11,282	$39.66	to	$30.42	$347,213	1.38%	0.00%	to	1.50%	2.51%	to	0.96%
American Funds® EUPAC Fund® - Class R-6
2025		878		$11.71		$11,360	3.26%		0.12%			29.11%
2024		898		$9.07		$9,060	2.85%		0.12%			4.86%
2023		88		$8.65		$763	2.42%		0.12%			15.95%
2022		53		$7.46		$393	2.77%		0.12%			-22.85%
2021	11/17/2021	4		$9.67		$40	(a)		0.16%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Federated Hermes International Leaders Fund - Institutional Shares
2025		13	$23.58	to	$21.18	$276	3.72%	0.15%	to	1.25%	37.09%	to	35.60%
2024		6	$17.20	to	$15.62	$100	2.07%	0.15%	to	1.25%	-1.15%	to	-2.25%
2023		6	$17.40	to	$15.97	$93	1.46%	0.15%	to	1.25%	6.68%	to	4.24%
2022		3	$14.27	to	$13.80	$44	2.67%	0.75%	to	1.25%	-9.45%	to	-9.92%
2021		2	$15.76	to	$15.32	$31	0.00%	0.75%	to	1.25%	4.23%	to	3.65%
Fidelity Advisor® Focused Emerging Markets Fund - Class Z
2025		755		$15.82		$11,946	1.88%		0.12%			40.12%
2024	03/08/2024	770		$11.29		$8,692	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® 500 Index Fund
2025		6,537		$14.39		$98,130	1.19%		0.12%			17.76%
2024		6,949		$12.22		$87,886	2.28%		0.12%			15.83%
2023		739		$11.80		$8,724	1.58%		0.12%			26.07%
2022		458		$9.36		$4,287	2.40%		0.12%			-18.18%
2021	11/17/2021	54		$11.44		$623	(a)		0.16%			(a)
Fidelity Advisor® New Insights Fund - Class I
2025		112	$48.56	to	$70.45	$5,702	0.00%	0.00%	to	1.65%	1.85%	to	20.96%
2024		88	$38.24	to	$58.24	$3,680	0.03%	0.30%	to	1.65%	14.97%	to	33.00%
2023		70	$28.09	to	$43.79	$2,271	0.47%	0.40%	to	1.65%	35.70%	to	34.04%
2022		65	$21.15	to	$32.67	$1,591	0.50%	0.15%	to	1.65%	-27.39%	to	-28.47%
2021		78	$29.13	to	$45.40	$2,797	0.00%	0.15%	to	1.70%	24.43%	to	7.51%
Fidelity® Mid Cap Index Fund
2025		2,241		$12.92		$29,104	1.11%		0.12%			10.43%
2024		2,333		$11.70		$27,400	2.00%		0.12%			9.14%
2023		362		$10.35		$3,750	1.67%		0.12%			17.08%
2022		252		$8.84		$2,227	2.59%		0.12%			-17.46%
2021	11/16/2021	30		$10.71		$318	(a)		0.16%			(a)
Fidelity® Small Cap Index Fund
2025		2,336		$11.59		$29,322	1.10%		0.12%			12.74%
2024		2,424		$10.28		$27,275	1.81%		0.12%			11.62%
2023		369		$9.21		$3,398	1.72%		0.12%			16.88%
2022		246		$7.88		$1,938	2.23%		0.12%			-20.32%
2021	11/16/2021	22		$9.89		$213	(a)		0.16%			(a)
Fidelity® Total International Index Fund
2025		572		$14.09		$8,069	3.42%		0.12%			32.42%
2024	03/08/2024	287		$10.64		$3,056	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Fidelity® U.S. Bond Index Fund
2025	10/10/2025	62		$10.07		$623	(e)		0.12%			(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Fidelity® VIP Equity-Income Portfolio - Initial Class
2025		3,437	$69.73	to	$38.25	$264,707	1.77%	0.00%	to	1.95%	19.01%	to	16.71%
2024		3,719	$58.59	to	$32.78	$245,898	1.75%	0.00%	to	1.95%	15.36%	to	13.11%
2023		4,292	$50.79	to	$28.98	$252,997	1.86%	0.00%	to	1.95%	10.65%	to	8.50%
2022		4,626	$45.90	to	$26.71	$249,358	1.81%	0.00%	to	1.95%	-4.97%	to	-6.80%
2021		4,840	$48.30	to	$28.66	$280,653	1.94%	0.00%	to	1.95%	24.90%	to	22.43%
Fidelity® VIP Growth Portfolio - Initial Class
2025		5,068	$76.67	to	$78.09	$662,148	0.28%	0.00%	to	1.65%	14.91%	to	13.03%
2024		5,667	$66.72	to	$69.09	$650,593	0.00%	0.00%	to	1.65%	30.39%	to	4.78%
2023		6,068	$51.17	to	$86.31	$539,884	0.13%	0.00%	to	1.50%	36.24%	to	34.21%
2022		6,520	$37.56	to	$64.31	$429,458	0.58%	0.00%	to	1.50%	-24.46%	to	-25.58%
2021		6,886	$49.72	to	$53.14	$616,385	0.00%	0.00%	to	1.75%	23.22%	to	21.08%
Fidelity® VIP High Income Portfolio - Initial Class
2025		489	$22.92	to	$22.32	$10,668	6.67%	0.12%	to	1.50%	10.25%	to	8.73%
2024		473	$20.79	to	$20.53	$9,472	6.15%	0.12%	to	1.50%	8.85%	to	7.32%
2023		463	$19.10	to	$19.13	$8,598	5.71%	0.12%	to	1.50%	10.34%	to	8.88%
2022		460	$17.31	to	$17.57	$7,825	4.93%	0.12%	to	1.50%	-11.77%	to	-12.72%
2021		466	$19.62	to	$20.13	$9,049	5.33%	0.55%	to	1.50%	3.48%	to	2.86%
Fidelity® VIP Overseas Portfolio - Initial Class
2025		944	$21.02	to	$37.87	$31,345	1.71%	0.00%	to	1.50%	20.39%	to	18.57%
2024		908	$17.46	to	$31.94	$25,725	1.74%	0.00%	to	1.50%	5.05%	to	3.50%
2023		903	$16.62	to	$30.86	$24,733	1.05%	0.00%	to	1.50%	20.52%	to	18.74%
2022		944	$13.79	to	$25.99	$21,773	0.94%	0.00%	to	1.50%	-24.48%	to	-25.62%
2021		964	$18.26	to	$33.32	$30,324	0.52%	0.00%	to	1.50%	19.66%	to	17.91%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2025		13,632	$160.74	to	$76.56	$2,013,195	0.14%	0.00%	to	1.95%	21.48%	to	19.14%
2024		14,501	$132.32	to	$64.26	$1,797,392	0.19%	0.00%	to	1.95%	33.79%	to	31.20%
2023		15,579	$98.90	to	$48.98	$1,495,315	0.49%	0.00%	to	1.95%	33.45%	to	30.89%
2022		16,593	$74.11	to	$37.42	$1,203,983	0.46%	0.00%	to	1.95%	-26.31%	to	-27.75%
2021		17,986	$100.57	to	$51.79	$1,761,258	0.06%	0.00%	to	1.95%	27.84%	to	25.37%
Fidelity® VIP Index 500 Portfolio - Initial Class
2025		3,404	$165.47	to	$154.67	$528,787	1.14%	0.12%	to	1.20%	17.63%	to	16.37%
2024		3,542	$140.67	to	$132.91	$472,426	1.29%	0.12%	to	1.20%	24.75%	to	23.40%
2023		3,931	$112.76	to	$107.70	$426,250	1.48%	0.12%	to	1.20%	26.05%	to	24.70%
2022		4,025	$89.46	to	$86.37	$349,607	1.39%	0.12%	to	1.20%	-18.56%	to	-19.20%
2021		4,100	$109.85	to	$106.89	$440,104	1.27%	0.55%	to	1.20%	27.64%	to	27.05%
Fidelity® VIP Asset Manager 50% Portfolio - Initial Class
2025		313	$54.99	to	$52.24	$16,395	2.49%	0.12%	to	1.20%	14.85%	to	13.61%
2024		333	$47.88	to	$45.98	$15,356	2.46%	0.12%	to	1.20%	8.37%	to	7.20%
2023		346	$44.18	to	$42.89	$14,881	2.32%	0.12%	to	1.20%	12.82%	to	11.61%
2022		367	$39.16	to	$38.43	$14,129	1.95%	0.12%	to	1.20%	-15.31%	to	-15.96%
2021		391	$46.24	to	$45.73	$17,881	1.64%	0.55%	to	1.20%	8.93%	to	8.62%
Franklin Mutual Global Discovery Fund - Class R
2025		25	$52.67	to	$39.18	$1,176	1.64%	0.20%	to	1.55%	22.83%	to	21.19%
2024		23	$42.88	to	$32.33	$902	1.78%	0.20%	to	1.55%	4.10%	to	2.70%
2023		21	$42.86	to	$31.48	$787	1.19%	0.00%	to	1.55%	20.02%	to	18.17%
2022		23	$35.71	to	$26.64	$726	1.57%	0.00%	to	1.55%	-5.25%	to	-6.69%
2021		24	$37.69	to	$28.55	$802	1.72%	0.00%	to	1.55%	19.12%	to	17.25%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Franklin Biotechnology Discovery Fund - Advisor Class
2025		23	$22.15	to	$26.12	$537	2.64%	0.40%	to	1.25%	52.02%	to	50.81%
2024		19	$14.57	to	$17.32	$297	0.00%	0.40%	to	1.25%	3.85%	to	2.97%
2023		23	$14.03	to	$16.82	$350	0.00%	0.40%	to	1.25%	18.20%	to	17.21%
2022		19	$11.87	to	$14.35	$242	0.37%	0.40%	to	1.25%	-12.78%	to	-13.50%
2021		20	$13.61	to	$12.64	$293	0.79%	0.40%	to	1.40%	-17.81%	to	-18.66%
Franklin Natural Resources Fund - Advisor Class
2025		13	$11.00	to	$9.96	$135	1.75%	0.55%	to	1.40%	30.02%	to	28.85%
2024		12	$8.46	to	$7.73	$93	2.26%	0.55%	to	1.40%	0.95%	to	0.13%
2023		10	$8.38	to	$7.72	$84	1.77%	0.55%	to	1.40%	2.95%	to	2.12%
2022		18	$8.32	to	$7.56	$142	1.90%	0.30%	to	1.40%	-3.70%	to	29.01%
2021		28	$6.26	to	$5.93	$174	2.04%	0.55%	to	1.25%	35.50%	to	34.47%
Franklin Small-Mid Cap Growth Fund - Class A
2025		3	$37.24	to	$32.67	$110	0.00%	0.55%	to	1.45%	-4.61%	to	11.35%
2024		3	$58.46	to	$45.01	$152	0.00%	0.20%	to	1.45%	4.52%	to	9.75%
2023		5	$51.56	to	$29.40	$210	0.00%	0.30%	to	1.45%	19.35%	to	17.84%
2022		5	$41.44	to	$32.71	$164	0.00%	0.20%	to	1.45%	-33.84%	to	-34.67%
2021		6	$62.64	to	$50.07	$300	0.00%	0.20%	to	1.45%	10.52%	to	8.33%
Franklin Small Cap Value VIP Fund - Class 2
2025		1,693	$78.01	to	$54.05	$100,159	1.05%	0.00%	to	1.50%	7.66%	to	6.04%
2024		1,872	$72.46	to	$50.97	$104,041	0.89%	0.00%	to	1.50%	11.70%	to	10.04%
2023		2,216	$64.87	to	$36.66	$111,728	0.51%	0.00%	to	1.75%	12.76%	to	10.79%
2022		2,367	$57.53	to	$33.09	$107,487	0.94%	0.00%	to	1.75%	-10.07%	to	-11.62%
2021		2,468	$63.97	to	$37.44	$126,948	1.10%	0.00%	to	1.75%	25.36%	to	23.20%
Franklin Small Cap Value Fund - Class R6
2025		840		$12.17		$10,376	1.22%		0.12%			7.60%
2024		905		$11.31		$10,394	2.11%		0.12%			11.65%
2023		76		$10.13		$768	1.16%		0.12%			13.18%
2022		68		$8.95		$610	1.50%		0.12%			-10.05%
2021	11/17/2021	6		$9.95		$56	(a)		0.16%			(a)
Goldman Sachs Mid Cap Growth Fund - Investor Shares
2025		16	$31.27	to	$28.00	$463	0.00%	0.30%	to	1.25%	7.02%	to	6.02%
2024		9	$29.22	to	$26.41	$240	0.00%	0.30%	to	1.25%	20.15%	to	18.96%
2023		8	$24.32	to	$22.19	$179	0.00%	0.30%	to	1.25%	18.75%	to	10.89%
2022		7	$20.48	to	$18.62	$144	0.00%	0.30%	to	1.40%	0.05%	to	-27.55%
2021		8	$28.28	to	$25.70	$207	0.00%	0.15%	to	1.40%	11.47%	to	10.06%
American Funds® The Growth Fund of America® - Class R-3
2025		129	$95.50	to	$68.00	$9,210	0.00%	0.00%	to	1.55%	19.52%	to	17.69%
2024		129	$79.90	to	$57.78	$7,775	0.08%	0.00%	to	1.55%	28.02%	to	26.02%
2023		147	$62.41	to	$45.84	$7,071	0.31%	0.00%	to	1.55%	36.74%	to	34.67%
2022		160	$45.64	to	$34.04	$5,672	0.00%	0.00%	to	1.55%	-30.94%	to	-32.02%
2021		175	$66.09	to	$50.07	$9,239	0.00%	0.00%	to	1.55%	18.93%	to	17.10%
American Funds® The Growth Fund of America® - Class R-4
2025		8,639	$101.74	to	$73.51	$703,882	0.24%	0.00%	to	1.50%	19.88%	to	18.09%
2024		9,332	$84.87	to	$62.25	$640,770	0.38%	0.00%	to	1.50%	28.38%	to	26.47%
2023		10,147	$66.11	to	$49.21	$543,683	0.55%	0.00%	to	1.50%	37.19%	to	35.12%
2022		10,742	$48.19	to	$36.42	$424,117	0.21%	0.00%	to	1.50%	-30.74%	to	-31.77%
2021		11,304	$69.58	to	$53.38	$649,493	0.03%	0.00%	to	1.50%	19.27%	to	17.50%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
The Hartford Dividend and Growth Fund - Class R4
2025		—		$51.73		$6	0.00%		0.65%			15.96%
2024		—		$44.61		$7	0.00%		0.65%			11.36%
2023		—		$40.06		$6	0.00%		0.65%			13.00%
2022		—		$35.45		$5	0.00%		0.65%			-9.61%
2021		—		$39.22		$6	0.00%		0.65%			30.04%
The Hartford International Opportunities Fund - Class R4
2025		176	$21.46	to	$18.83	$3,488	1.59%	0.15%	to	1.50%	29.67%	to	27.83%
2024		149	$16.55	to	$14.73	$2,290	1.25%	0.15%	to	1.50%	2.41%	to	6.51%
2023		141	$15.16	to	$13.83	$2,026	1.24%	0.30%	to	1.50%	11.06%	to	9.76%
2022		167	$13.65	to	$12.60	$2,177	0.52%	0.30%	to	1.50%	-18.46%	to	-19.49%
2021		149	$16.74	to	$15.65	$2,398	1.17%	0.30%	to	1.50%	6.96%	to	5.74%
Impax Global Environmental Markets Fund - Institutional Class
2025		51		$11.67		$609	0.78%		0.12%			13.85%
2024		15		$10.25		$156	0.00%		0.12%			-1.82%
2023		5		$9.98		$52	0.00%		0.12%			16.73%
2022	10/17/2022	—		$8.55		$3	(b)		0.12%			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Impax Sustainable Allocation Fund - Investor Class
2025		1,332	$38.36	to	$26.21	$39,600	2.00%	0.00%	to	1.50%	10.87%	to	9.21%
2024		1,470	$34.60	to	$24.00	$39,754	1.94%	0.00%	to	1.50%	7.49%	to	5.91%
2023		1,596	$32.19	to	$22.66	$40,570	1.42%	0.00%	to	1.50%	13.19%	to	11.46%
2022		1,690	$28.44	to	$20.33	$38,352	1.09%	0.00%	to	1.50%	-16.45%	to	-17.69%
2021		1,775	$34.04	to	$24.70	$48,593	0.84%	0.00%	to	1.50%	15.31%	to	13.62%
American Funds® The Income Fund of America® - Class R-3
2025		10	$43.17	to	$34.30	$409	3.47%	0.20%	to	1.25%	17.15%	to	15.92%
2024		12	$36.85	to	$29.59	$398	3.78%	0.20%	to	1.25%	10.30%	to	9.15%
2023		13	$34.08	to	$25.54	$395	3.29%	0.10%	to	1.55%	7.10%	to	5.58%
2022		12	$31.82	to	$24.19	$334	2.48%	0.10%	to	1.55%	-2.03%	to	-8.20%
2021		15	$33.56	to	$26.35	$473	2.29%	0.20%	to	1.55%	16.73%	to	15.17%
Janus Henderson Balanced Portfolio - Institutional Shares
2025		—	$89.52	to	$117.24	$40	2.27%	0.50%	to	1.25%	14.53%	to	13.68%
2024		—	$78.16	to	$103.13	$48	2.17%	0.50%	to	1.25%	14.84%	to	13.98%
2023		1	$68.05	to	$90.47	$44	1.00%	0.50%	to	1.25%	14.83%	to	13.97%
2022		2	$59.26	to	$79.38	$157	1.12%	0.50%	to	1.25%	-16.82%	to	-17.44%
2021		2	$71.24	to	$96.15	$201	1.06%	0.50%	to	1.25%	16.61%	to	15.75%
Janus Henderson Enterprise Portfolio - Institutional Shares
2025		1	$114.27	to	$155.89	$214	0.00%	0.50%	to	1.25%	7.13%	to	6.33%
2024		2	$106.66	to	$146.61	$299	0.68%	0.50%	to	1.25%	15.03%	to	14.16%
2023		2	$92.72	to	$128.41	$288	0.00%	0.50%	to	1.25%	17.49%	to	16.61%
2022		3	$78.92	to	$110.12	$303	0.30%	0.50%	to	1.25%	-16.36%	to	-16.99%
2021		3	$94.36	to	$132.66	$368	0.28%	0.50%	to	1.25%	16.25%	to	15.39%
Janus Henderson Flexible Bond Portfolio - Institutional Shares
2025		—	$31.84	to	$35.39	$9	0.00%	1.00%	to	1.25%	6.31%	to	6.05%
2024		—	$25.77	to	$33.37	$12	8.33%	0.80%	to	1.25%	1.14%	to	0.69%
2023		—	$25.48	to	$33.14	$12	0.00%	0.80%	to	1.25%	4.64%	to	4.21%
2022		—	$24.35	to	$31.80	$11	0.00%	0.80%	to	1.25%	-14.32%	to	-14.75%
2021		—	$28.42	to	$37.30	$14	0.00%	0.80%	to	1.25%	-1.69%	to	-2.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Janus Henderson Global Research Portfolio - Institutional Shares
2025		1	$59.58	to	$90.20	$54	0.00%	0.50%	to	1.25%	20.32%	to	19.42%
2024		1	$49.52	to	$75.53	$49	0.00%	0.50%	to	1.25%	22.94%	to	22.04%
2023		1	$40.27	to	$61.89	$48	0.00%	0.50%	to	1.25%	26.12%	to	25.21%
2022		1	$31.93	to	$49.43	$55	1.49%	0.50%	to	1.25%	-19.81%	to	-20.42%
2021		1	$39.82	to	$62.11	$79	0.00%	0.50%	to	1.25%	17.50%	to	16.64%
Janus Henderson Research Portfolio - Institutional Shares
2025		—	$97.07	to	$132.13	$64	0.00%	0.50%	to	1.25%	17.79%	to	16.92%
2024		—	$82.41	to	$113.01	$55	0.00%	0.50%	to	1.25%	34.63%	to	33.63%
2023		1	$61.21	to	$84.57	$50	0.00%	0.50%	to	1.25%	42.45%	to	41.40%
2022		1	$42.97	to	$59.81	$58	0.00%	0.50%	to	1.25%	-30.23%	to	-30.76%
2021		1	$61.59	to	$86.38	$84	0.00%	0.50%	to	1.25%	19.73%	to	18.83%
JPMorgan Equity Income Fund - Class I Shares
2025		309	$22.53	to	$25.77	$7,296	1.62%	0.12%	to	1.40%	14.48%	to	13.03%
2024		343	$19.68	to	$22.80	$7,024	1.43%	0.12%	to	1.40%	12.33%	to	10.89%
2023		805	$17.52	to	$20.55	$14,369	2.14%	0.12%	to	1.40%	4.66%	to	3.32%
2022		790	$16.74	to	$19.89	$13,470	1.83%	0.12%	to	1.40%	-2.28%	to	-3.26%
2021		729	$22.63	to	$20.56	$12,750	1.68%	0.15%	to	1.40%	24.96%	to	23.41%
JPMorgan Government Bond Fund - Class I Shares
2025		98		$10.76		$1,076	3.14%		0.12%			6.85%
2024		88		$10.07		$900	1.85%		0.12%			1.21%
2023		346		$9.95		$3,532	2.60%		0.12%			4.19%
2022		393		$9.55		$3,848	2.00%		0.12%			-12.22%
2021		373		$10.88		$4,169	1.32%		0.55%			-2.94%
JPMorgan Large Cap Growth Fund - Class R6 Shares
2025		10,505		$15.10		$162,663	0.26%		0.12%			14.31%
2024		11,745		$13.21		$158,166	0.41%		0.12%			17.42%
2023		329		$11.50		$3,785	0.43%		0.12%			34.82%
2022		205		$8.53		$1,746	1.06%		0.12%			-25.37%
2021	11/17/2021	30		$11.43		$339	(a)		0.16%			(a)
Lazard International Equity Portfolio - Open Shares
2025		208	$18.84	to	$17.17	$3,743	2.79%	0.12%	to	1.50%	33.62%	to	31.77%
2024		121	$14.10	to	$13.03	$1,642	3.14%	0.12%	to	1.50%	5.54%	to	4.07%
2023		118	$13.36	to	$12.52	$1,541	2.50%	0.12%	to	1.50%	15.97%	to	14.34%
2022		118	$11.52	to	$10.95	$1,336	1.49%	0.12%	to	1.50%	-15.42%	to	-16.28%
2021		101	$14.00	to	$13.27	$1,356	5.14%	0.30%	to	1.25%	5.42%	to	4.49%
ClearBridge Growth Fund - Class I
2025		22	$22.10	to	$19.78	$440	0.00%	0.30%	to	1.25%	13.39%	to	12.32%
2024		21	$19.49	to	$17.61	$373	0.00%	0.30%	to	1.25%	12.14%	to	11.03%
2023		25	$17.38	to	$15.86	$414	0.27%	0.30%	to	1.25%	23.70%	to	22.47%
2022		24	$14.05	to	$12.78	$320	0.00%	0.30%	to	1.40%	-25.50%	to	-26.30%
2021		27	$18.86	to	$17.34	$475	0.00%	0.30%	to	1.40%	7.83%	to	6.64%
LKCM Aquinas Catholic Equity Fund
2025		3		$23.69		$75	0.00%		1.25%			5.43%
2024		3		$22.47		$71	0.00%		1.25%			11.96%
2023		3		$20.07		$63	0.00%		1.25%			12.63%
2022		3		$17.82		$56	1.59%		1.25%			-19.18%
2021		3		$22.05		$70	0.00%		1.25%			23.81%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Loomis Sayles Small Cap Value Fund - Retail Class
2025		285	$39.62	to	$32.06	$10,109	0.84%	0.30%	to	1.50%	4.87%	to	3.62%
2024		325	$37.78	to	$30.94	$11,035	0.03%	0.30%	to	1.50%	13.49%	to	9.02%
2023		345	$34.51	to	$28.38	$10,708	0.00%	0.25%	to	1.50%	18.80%	to	17.32%
2022		363	$29.05	to	$24.19	$9,537	0.25%	0.25%	to	1.50%	-11.94%	to	-13.05%
2021		396	$32.99	to	$27.82	$11,853	0.00%	0.25%	to	1.50%	28.37%	to	26.80%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2025		90	$11.21	to	$10.65	$964	3.87%	0.12%	to	1.20%	5.46%	to	4.31%
2024		83	$10.63	to	$10.21	$844	3.22%	0.12%	to	1.20%	3.81%	to	2.72%
2023		140	$10.24	to	$9.94	$1,389	4.04%	0.12%	to	1.20%	5.13%	to	3.97%
2022		119	$9.74	to	$9.56	$1,136	1.73%	0.12%	to	1.20%	-4.79%	to	-5.53%
2021		93	$10.23	to	$10.12	$946	0.77%	0.55%	to	1.20%	-1.92%	to	-2.13%
Lord Abbett Bond Debenture Fund - Class R4
2025		—	$10.77	to	$10.34	$4	0.00%	0.40%	to	1.25%	3.86%	to	7.04%
2024		—	$9.93	to	$9.75	$2	0.00%	0.50%	to	1.00%	6.20%	to	5.06%
2023	10/04/2023	—	$9.35	to	$9.16	$—	(c)	0.50%	to	1.25%		(c)
2022		(c)		(c)		(c)	(c)		(c)			(c)
2021		(c)		(c)		(c)	(c)		(c)			(c)
Lord Abbett Developing Growth Fund - Class A
2025		—	$59.86	to	$53.13	$9	0.00%	0.70%	to	1.45%	13.56%	to	12.73%
2024		—	$52.71	to	$47.13	$8	0.00%	0.70%	to	1.45%	21.03%	to	20.11%
2023		—	$43.54	to	$39.23	$6	0.00%	0.70%	to	1.45%	7.72%	to	6.92%
2022		—	$40.42	to	$36.69	$6	0.00%	0.70%	to	1.45%	-36.53%	to	-37.00%
2021		2	$65.22	to	$57.90	$122	0.00%	0.50%	to	1.50%	-3.13%	to	-7.95%
Lord Abbett Core Fixed Income Fund - Class A
2025		3	$11.82	to	$11.64	$29	3.70%	1.20%	to	1.30%	4.60%	to	5.72%
2024		2	$11.01	to	$10.77	$25	3.57%	1.30%	to	1.45%	0.64%	to	2.28%
2023		3	$11.09	to	$10.29	$31	3.51%	1.20%	to	1.75%	2.88%	to	3.83%
2022		3	$10.49	to	$9.91	$26	3.77%	1.30%	to	1.75%	-14.78%	to	-15.15%
2021		2	$12.45	to	$11.68	$27	0.00%	1.20%	to	1.75%	-0.08%	to	-2.59%
Lord Abbett Short Duration Income Fund - Class R4
2025		974	$12.67	to	$11.12	$11,413	4.91%	0.15%	to	1.50%	5.76%	to	4.32%
2024		891	$11.98	to	$10.66	$9,947	4.72%	0.15%	to	1.50%	4.17%	to	3.39%
2023		918	$11.56	to	$10.31	$9,865	4.49%	0.00%	to	1.50%	4.71%	to	3.83%
2022		1,063	$10.75	to	$9.93	$10,937	3.06%	0.30%	to	1.50%	-5.20%	to	-6.23%
2021		944	$11.34	to	$10.59	$10,295	2.40%	0.30%	to	1.50%	0.62%	to	-0.56%
Lord Abbett Mid Cap Stock Fund - Class A
2025		15	$45.22	to	$36.32	$685	0.42%	0.30%	to	1.30%	2.87%	to	5.89%
2024		17	$41.84	to	$34.30	$740	0.56%	0.35%	to	1.30%	14.63%	to	13.54%
2023		19	$36.50	to	$30.21	$698	0.64%	0.35%	to	1.30%	8.89%	to	14.00%
2022		17	$32.01	to	$26.50	$548	0.87%	0.30%	to	1.30%	-5.46%	to	-12.19%
2021		16	$35.78	to	$27.85	$608	0.73%	0.35%	to	1.75%	28.43%	to	26.65%
Lord Abbett Small Cap Value Fund - Class A
2025		6	$47.86	to	$38.44	$301	0.33%	0.60%	to	1.60%	1.27%	to	-1.00%
2024		7	$46.87	to	$38.83	$312	0.00%	0.70%	to	1.60%	12.05%	to	11.04%
2023		6	$41.82	to	$34.96	$256	0.00%	0.70%	to	1.60%	18.98%	to	17.91%
2022		6	$35.83	to	$29.65	$201	0.00%	0.60%	to	1.60%	-17.97%	to	-18.81%
2021		6	$43.68	to	$36.52	$247	0.00%	0.60%	to	1.60%	25.66%	to	24.43%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Lord Abbett Fundamental Equity Fund - Class A
2025		—		$46.19		$15	0.00%		0.80%			-0.96%
2024		—		$38.29		$13	0.00%		1.05%			0.08%
2023		—		$33.22		$11	0.00%		0.80%			12.19%
2022		—	$29.99	to	$29.61	$11	0.00%	0.70%	to	0.80%	-3.82%	to	-10.16%
2021		1	$33.76	to	$32.19	$27	0.00%	0.60%	to	1.00%	1.35%	to	27.74%
Lord Abbett Series Fund Mid Cap Stock Portfolio - Class VC
2025		1,655	$49.88	to	$35.42	$64,150	0.31%	0.10%	to	1.50%	6.95%	to	5.48%
2024		1,854	$46.64	to	$33.58	$67,880	0.47%	0.10%	to	1.50%	14.79%	to	13.18%
2023		2,001	$40.63	to	$29.67	$64,744	0.46%	0.10%	to	1.50%	15.30%	to	13.72%
2022		2,154	$35.24	to	$26.09	$60,794	0.77%	0.10%	to	1.50%	-11.30%	to	-12.57%
2021		2,288	$39.73	to	$29.84	$73,545	0.59%	0.10%	to	1.50%	28.58%	to	26.82%
Massachusetts Investors Growth Stock Fund - Class A
2025		1	$76.16	to	$59.85	$67	0.00%	0.65%	to	1.75%	9.17%	to	7.97%
2024		2	$69.76	to	$55.43	$136	0.00%	0.65%	to	1.75%	13.25%	to	-1.05%
2023		2	$59.17	to	$48.01	$114	0.00%	0.75%	to	1.80%	23.17%	to	21.88%
2022		2	$48.04	to	$39.39	$89	0.00%	0.75%	to	1.80%	-19.85%	to	-20.68%
2021		2	$61.02	to	$49.66	$107	0.00%	0.65%	to	1.80%	3.18%	to	4.00%
MFS® New Discovery Fund - Class R3
2025		22	$27.05	to	$23.80	$549	0.00%	0.15%	to	1.25%	12.19%	to	11.01%
2024		20	$24.11	to	$21.44	$437	0.00%	0.15%	to	1.25%	5.88%	to	4.74%
2023		20	$22.77	to	$20.47	$424	0.00%	0.15%	to	1.25%	13.79%	to	12.53%
2022		22	$20.01	to	$18.19	$411	0.00%	0.15%	to	1.25%	-29.91%	to	-30.68%
2021		23	$28.55	to	$26.24	$599	0.00%	0.15%	to	1.25%	1.13%	to	0.00%
MFS® International Intrinsic Value Fund - Class R3
2025		53	$26.34	to	$22.77	$1,275	1.73%	0.15%	to	1.40%	32.56%	to	30.94%
2024		57	$19.87	to	$17.39	$1,037	2.05%	0.15%	to	1.40%	7.06%	to	5.71%
2023		42	$18.56	to	$16.45	$723	1.66%	0.15%	to	1.40%	17.39%	to	15.93%
2022		41	$15.81	to	$14.19	$605	0.73%	0.15%	to	1.40%	-23.36%	to	-24.32%
2021		39	$20.63	to	$18.75	$763	0.70%	0.15%	to	1.40%	10.14%	to	8.76%
Neuberger Genesis Fund - Trust Class Shares
2025		14	$38.47	to	$37.30	$524	0.18%	0.75%	to	0.95%	-5.46%	to	-5.67%
2024		14	$40.69	to	$39.54	$564	0.00%	0.75%	to	0.95%	-9.62%	to	7.91%
2023		15	$37.14	to	$36.64	$561	0.00%	0.85%	to	0.95%	14.49%	to	14.39%
2022		15	$32.44	to	$32.03	$478	0.00%	0.85%	to	0.95%	-20.00%	to	-20.10%
2021		19	$41.01	to	$37.01	$769	0.00%	0.75%	to	1.65%	0.24%	to	8.28%
Neuberger Quality Equity Fund - Institutional Class Shares
2025		4		$36.63		$137	0.00%		0.00%			17.59%
2024		1		$31.15		$32	0.00%		0.00%			28.35%
2023		1		$24.27		$25	0.00%		0.00%			27.00%
2022		1		$19.11		$20	0.00%		0.00%			-18.47%
2021		1		$23.44		$24	0.00%		0.00%			23.63%
Neuberger Quality Equity Fund - Trust Class Shares
2025		378	$62.00	to	$46.87	$19,911	0.00%	0.15%	to	1.60%	17.00%	to	15.30%
2024		433	$52.99	to	$40.65	$19,661	0.00%	0.15%	to	1.60%	13.44%	to	25.89%
2023		450	$40.47	to	$32.28	$16,110	0.13%	0.30%	to	1.60%	26.15%	to	24.54%
2022		480	$32.29	to	$25.92	$13,732	0.00%	0.25%	to	1.60%	-18.93%	to	-20.05%
2021		514	$35.83	to	$32.42	$18,255	0.26%	0.00%	to	1.60%	2.14%	to	21.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
American Funds® New Perspective Fund® - Class R-3
2025		26	$74.88	to	$60.15	$1,873	0.81%	0.25%	to	1.25%	20.56%	to	19.37%
2024		26	$62.11	to	$50.39	$1,579	0.26%	0.25%	to	1.25%	16.09%	to	14.91%
2023		29	$53.50	to	$43.84	$1,512	0.65%	0.25%	to	1.25%	23.90%	to	22.63%
2022		30	$43.18	to	$35.75	$1,266	0.33%	0.25%	to	1.25%	-26.29%	to	-27.01%
2021		31	$58.58	to	$48.98	$1,742	0.00%	0.25%	to	1.25%	17.04%	to	15.90%
American Funds® New Perspective Fund® - Class R-4
2025		5,818	$85.93	to	$62.08	$400,626	1.05%	0.00%	to	1.50%	21.20%	to	19.38%
2024		6,137	$70.90	to	$52.00	$350,791	0.56%	0.00%	to	1.50%	16.75%	to	14.99%
2023		7,177	$60.73	to	$45.21	$326,316	0.97%	0.00%	to	1.50%	24.57%	to	22.72%
2022		7,406	$48.75	to	$36.84	$271,423	0.63%	0.00%	to	1.50%	-25.88%	to	-26.99%
2021		7,801	$65.77	to	$50.46	$383,047	0.29%	0.00%	to	1.50%	17.70%	to	15.95%
American Funds® New World Fund® - Class R-4
2025		70	$22.31	to	$18.95	$1,401	1.21%	0.00%	to	1.40%	28.14%	to	26.33%
2024		69	$17.41	to	$15.00	$1,083	0.99%	0.00%	to	1.40%	6.55%	to	5.04%
2023		63	$16.34	to	$14.28	$943	1.47%	0.00%	to	1.40%	15.80%	to	14.24%
2022		53	$14.11	to	$12.50	$690	0.96%	0.00%	to	1.40%	-22.04%	to	-23.12%
2021		46	$18.10	to	$16.26	$771	0.42%	0.00%	to	1.40%	4.75%	to	3.30%
NYLI CBRE Real Estate Fund - Class A
2025		12	$13.13	to	$12.12	$150	2.99%	0.20%	to	1.55%	-0.83%	to	-2.10%
2024		14	$13.37	to	$12.38	$184	1.76%	0.00%	to	1.55%	6.45%	to	-0.08%
2023		21	$13.12	to	$12.39	$270	3.70%	0.10%	to	1.55%	15.19%	to	10.13%
2022		28	$11.78	to	$11.25	$324	3.52%	0.00%	to	1.55%	-22.35%	to	-28.39%
2021		26	$16.13	to	$15.71	$414	5.36%	0.20%	to	1.55%	51.88%	to	49.76%
Nomura Mid Cap Growth Fund - Institutional Class
2025		10		$10.01		$97	0.00%		0.00%			1.11%
2024	05/31/2024	9		$9.90		$93	(d)		0.00%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Nomura Science and Technology Fund - Class Y
2025		1,307	$52.53	to	$44.89	$62,227	0.00%	0.15%	to	1.50%	33.60%	to	31.80%
2024		1,297	$39.32	to	$34.06	$46,623	0.00%	0.15%	to	1.50%	31.15%	to	29.41%
2023		1,209	$29.98	to	$26.32	$33,438	0.00%	0.15%	to	1.50%	40.42%	to	38.53%
2022		1,136	$21.35	to	$19.00	$22,550	0.00%	0.15%	to	1.50%	-32.50%	to	-33.40%
2021		1,180	$31.63	to	$28.53	$34,909	0.00%	0.15%	to	1.50%	15.27%	to	13.71%
Nuveen Global Infrastructure Fund - Class I
2025		153	$20.81	to	$19.77	$3,038	2.75%	0.12%	to	1.20%	17.90%	to	16.64%
2024		143	$17.65	to	$16.95	$2,423	2.63%	0.12%	to	1.20%	10.80%	to	9.57%
2023		148	$15.93	to	$15.47	$2,288	2.43%	0.12%	to	1.20%	8.74%	to	7.65%
2022		161	$14.65	to	$14.37	$2,324	1.97%	0.12%	to	1.20%	-6.51%	to	-7.29%
2021		132	$15.67	to	$15.50	$2,046	2.20%	0.55%	to	1.20%	13.72%	to	13.39%
Parnassus Core Equity Fund℠ - Investor Shares
2025		1,227	$87.98	to	$70.76	$50,439	0.08%	0.00%	to	1.40%	11.65%	to	10.10%
2024		1,231	$78.80	to	$64.27	$49,981	0.38%	0.00%	to	1.40%	18.51%	to	16.85%
2023		1,394	$66.49	to	$54.99	$48,212	0.60%	0.00%	to	1.40%	24.93%	to	23.19%
2022		1,551	$53.22	to	$44.64	$42,960	0.39%	0.00%	to	1.40%	-18.61%	to	-19.74%
2021		1,751	$65.39	to	$55.62	$60,149	0.91%	0.00%	to	1.40%	27.54%	to	25.78%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2025		564	$9.47	to	$8.69	$5,191	7.88%	0.12%	to	1.50%	18.67%	to	17.12%
2024		559	$7.98	to	$7.42	$4,375	2.66%	0.12%	to	1.50%	4.45%	to	2.91%
2023		794	$7.64	to	$7.20	$6,000	5.47%	0.12%	to	1.50%	-7.84%	to	-9.21%
2022		1,509	$8.29	to	$7.92	$12,474	52.96%	0.12%	to	1.50%	8.22%	to	7.03%
2021		662	$8.11	to	$7.40	$5,051	16.43%	0.30%	to	1.50%	7.42%	to	30.97%
PIMCO VIT Real Return Portfolio - Administrative Class
2025		3,237	$22.32	to	$15.07	$58,868	3.39%	0.00%	to	1.60%	7.83%	to	-0.26%
2024		3,335	$20.70	to	$14.46	$57,131	2.59%	0.00%	to	1.50%	2.12%	to	0.56%
2023		3,633	$20.27	to	$13.63	$61,556	3.10%	0.00%	to	1.80%	3.68%	to	1.79%
2022		4,067	$19.55	to	$13.39	$67,276	6.92%	0.00%	to	1.80%	-11.90%	to	-13.45%
2021		4,398	$22.19	to	$15.47	$83,327	4.94%	0.00%	to	1.80%	5.57%	to	3.69%
PGIM High Yield Fund - Class R6
2025		530		$11.88		$6,315	7.23%		0.12%			8.99%
2024		577		$10.90		$6,299	10.52%		0.12%			7.07%
2023		79		$10.17		$808	7.08%		0.12%			12.13%
2022		67		$9.07		$604	7.58%		0.12%			-11.68%
2021	11/17/2021	18		$10.27		$188	(a)		0.16%			(a)
PGIM Jennison Utility Fund - Class Z
2025		18	$24.56	to	$21.31	$411	2.23%	0.15%	to	1.40%	11.79%	to	10.36%
2024		15	$21.97	to	$19.31	$308	2.23%	0.15%	to	1.40%	28.03%	to	26.46%
2023		14	$17.16	to	$15.27	$230	2.08%	0.15%	to	1.40%	-3.76%	to	-4.98%
2022		14	$17.83	to	$16.07	$250	1.74%	0.15%	to	1.40%	0.11%	to	-1.11%
2021		12	$17.81	to	$17.75	$209	1.09%	0.15%	to	1.25%	15.05%	to	13.78%
Royce Small-Cap Total Return Fund - Service Class
2025		—		$15.88		$6	0.00%		0.85%			1.21%
2024		—		$15.69		$6	0.00%		0.85%			8.81%
2023		—		$14.42		$5	0.00%		0.85%			22.83%
2022		—		$11.74		$4	0.00%		0.85%			-14.31%
2021		1		$13.70		$9	0.00%		0.85%			24.43%
Ave Maria Rising Dividend Fund
2025		313	$24.19	to	$20.95	$6,882	0.99%	0.15%	to	1.50%	-0.58%	to	-1.87%
2024		349	$24.33	to	$21.35	$7,794	1.03%	0.15%	to	1.50%	14.28%	to	12.72%
2023		385	$21.29	to	$18.94	$7,619	1.15%	0.15%	to	1.50%	6.13%	to	11.48%
2022		418	$18.62	to	$16.99	$7,376	1.44%	0.30%	to	1.50%	-5.58%	to	-6.65%
2021		368	$19.72	to	$18.20	$6,903	0.95%	0.30%	to	1.50%	7.41%	to	23.47%
American Funds® SMALLCAP World Fund® - Class R-4
2025		848	$34.84	to	$26.73	$24,226	0.73%	0.00%	to	1.50%	14.04%	to	12.31%
2024		949	$30.55	to	$23.80	$23,967	0.55%	0.00%	to	1.50%	2.35%	to	0.85%
2023		1,332	$29.85	to	$23.60	$31,063	0.71%	0.00%	to	1.50%	18.92%	to	17.12%
2022		1,424	$25.10	to	$20.15	$28,169	0.00%	0.00%	to	1.50%	-29.89%	to	-30.92%
2021		1,590	$35.80	to	$29.17	$44,762	0.00%	0.00%	to	1.50%	10.29%	to	8.64%
T. Rowe Price Diversified Mid-Cap Growth Fund - I Class
2025		2,837		$13.76		$39,046	0.00%		0.12%			10.34%
2024	03/08/2024	3,078		$12.47		$38,373	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
T. Rowe Price Large-Cap Growth Fund - I Class
2025		14		$53.10		$727	0.00%		0.00%			17.66%
2024		13		$45.13		$599	0.00%		0.00%			30.96%
2023		666	$34.46	to	$10.75	$7,478	0.00%	0.00%	to	0.12%	46.20%	to	46.06%
2022		479	$23.57	to	$7.36	$3,834	0.00%	0.00%	to	0.12%	-35.18%	to	-35.33%
2021		63	$36.36	to	$11.38	$1,210	0.00%	0.00%	to	0.16%	23.17%	to	-4.21%
T. Rowe Price Mid-Cap Value Fund - R Class
2025		5	$69.95	to	$52.61	$320	0.82%	0.00%	to	1.30%	5.58%	to	4.22%
2024		7	$66.25	to	$50.48	$416	0.78%	0.00%	to	1.30%	15.70%	to	14.18%
2023		7	$57.26	to	$44.21	$350	0.62%	0.00%	to	1.30%	18.16%	to	16.65%
2022		7	$48.46	to	$37.90	$296	0.34%	0.00%	to	1.30%	-4.70%	to	-5.93%
2021		6	$50.85	to	$40.29	$297	0.37%	0.00%	to	1.30%	23.87%	to	22.28%
T. Rowe Price Value Fund - Advisor Class
2025		15		$43.59		$649	0.61%		1.00%			10.78%
2024		17		$39.35		$653	0.89%		1.00%			13.56%
2023		20		$34.65		$696	1.21%		1.00%			10.77%
2022		20		$31.28		$627	1.16%		1.00%			-12.48%
2021		21		$35.74		$754	0.49%		1.00%			28.28%
TCW Securitized Bond Fund - Class N
2025		672	$10.56	to	$9.84	$6,907	6.86%	0.12%	to	1.50%	8.64%	to	7.07%
2024		715	$9.72	to	$9.19	$6,829	6.18%	0.12%	to	1.50%	1.46%	to	0.11%
2023		735	$9.58	to	$9.17	$6,985	5.84%	0.12%	to	1.50%	4.70%	to	3.27%
2022		815	$9.97	to	$8.88	$7,477	2.63%	0.00%	to	1.50%	-16.78%	to	-18.08%
2021		859	$11.98	to	$10.84	$9,559	1.73%	0.00%	to	1.50%	-1.16%	to	-2.61%
TCW MetWest Total Return Bond Fund - Class M Shares
2025		1,750	$12.45	to	$10.29	$19,319	3.81%	0.00%	to	1.50%	7.51%	to	5.86%
2024		1,952	$11.58	to	$9.72	$20,207	4.36%	0.00%	to	1.50%	0.78%	to	-0.72%
2023		2,072	$11.49	to	$9.79	$21,478	3.93%	0.00%	to	1.50%	5.70%	to	4.15%
2022		2,009	$10.87	to	$9.40	$19,885	2.44%	0.00%	to	1.50%	-14.88%	to	-16.15%
2021		2,132	$12.77	to	$11.21	$24,902	1.06%	0.00%	to	1.50%	-1.31%	to	-2.78%
Templeton Foreign Fund - Class A
2025		10	$28.43	to	$22.59	$281	3.88%	0.60%	to	1.65%	6.96%	to	26.34%
2024		11	$23.71	to	$17.88	$234	2.23%	0.30%	to	1.65%	-2.79%	to	-4.08%
2023		10	$24.39	to	$18.64	$215	2.54%	0.30%	to	1.65%	19.62%	to	17.97%
2022		10	$20.39	to	$15.80	$178	1.15%	0.30%	to	1.65%	3.40%	to	-5.16%
2021		9	$20.84	to	$16.66	$171	2.64%	0.40%	to	1.65%	-2.53%	to	3.35%
Templeton Global Bond Fund - Advisor Class
2025		1,054	$10.79	to	$10.16	$10,725	6.14%	0.00%	to	0.45%	17.03%	to	16.51%
2024		1,095	$9.22	to	$8.72	$9,552	5.35%	0.00%	to	0.45%	-11.77%	to	-12.19%
2023		1,274	$10.45	to	$9.93	$12,654	4.17%	0.00%	to	0.45%	2.75%	to	2.27%
2022		1,548	$10.17	to	$9.71	$15,037	5.20%	0.00%	to	0.45%	-5.92%	to	-6.36%
2021		1,577	$10.81	to	$10.37	$16,354	5.34%	0.00%	to	0.45%	-4.76%	to	-5.12%
Templeton Global Bond Fund - Class A
2025		2,774	$15.88	to	$16.38	$54,697	5.87%	0.00%	to	1.50%	16.76%	to	14.95%
2024		2,811	$13.60	to	$14.25	$47,978	5.18%	0.00%	to	1.50%	-11.97%	to	-13.27%
2023		3,034	$33.72	to	$16.43	$59,716	3.81%	0.00%	to	1.50%	2.43%	to	0.92%
2022		3,240	$32.92	to	$16.28	$62,927	4.87%	0.00%	to	1.50%	-6.16%	to	-7.55%
2021		3,515	$35.08	to	$17.61	$72,608	5.09%	0.00%	to	1.50%	-5.06%	to	-6.48%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Third Avenue Real Estate Value Fund - Institutional Class
2025		6	$17.38	to	$15.29	$94	1.09%	0.15%	to	1.25%	11.41%	to	10.24%
2024		6	$15.60	to	$13.87	$89	1.13%	0.15%	to	1.25%	14.20%	to	12.95%
2023		7	$13.66	to	$12.28	$88	1.30%	0.15%	to	1.25%	23.06%	to	21.70%
2022		6	$11.10	to	$10.09	$66	1.34%	0.15%	to	1.25%	-26.64%	to	-27.46%
2021		6	$15.13	to	$13.91	$83	0.00%	0.15%	to	1.25%	30.43%	to	28.92%
Thornburg International Equity Fund - Class R4
2025		—		$26.39		$1	0.00%		1.35%			17.92%
2024		—		$20.75		$—	0.00%		1.10%			3.59%
2023	10/04/2023	—		$18.21		$—	(c)		1.35%			(c)
2022		(c)		(c)		(c)	(c)		(c)			(c)
2021		(c)		(c)		(c)	(c)		(c)			(c)
Touchstone Value Fund - Institutional Class
2025		1		$28.49		$20	0.00%		0.00%			11.77%
2024		1		$25.49		$18	0.00%		0.00%			18.01%
2023		1		$21.60		$15	2.17%		0.00%			11.23%
2022		4		$19.42		$77	2.17%		0.00%			-2.56%
2021		1		$19.93		$15	0.70%		0.00%			25.11%
Vanguard® Total Bond Market Index Fund - Admiral™ Shares
2025		53		$10.45		$558	4.08%		1.00%			6.09%
2024		53		$9.85		$521	3.19%		1.00%			0.31%
2023		36		$9.82		$356	3.06%		1.00%			4.58%
2022		25		$9.39		$232	2.20%		1.00%			-14.01%
2021		12		$10.92		$132	2.30%		1.00%			-2.67%
Vanguard® Target Retirement 2020 Fund - Investor Shares
2025		940		$12.11		$11,383	2.82%		0.12%			12.03%
2024	03/15/2024	1,244		$10.81		$13,452	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Target Retirement 2025 Fund - Investor Shares
2025		2,066		$12.58		$25,992	2.91%		0.12%			14.47%
2024	03/08/2024	2,137		$10.99		$23,486	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Target Retirement 2030 Fund - Investor Shares
2025		1,672		$12.91		$21,574	2.81%		0.12%			16.10%
2024	03/08/2024	1,595		$11.12		$17,733	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Vanguard® Target Retirement 2035 Fund - Investor Shares
2025		1,655		$13.19		$21,822	2.67%		0.12%			17.45%
2024	03/08/2024	1,539		$11.23		$17,288	(d)		0.12%			(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value	Net	Investment		Total ReturnD
	Inception	Units	Corresponding to	Assets	Income	Expense RatioC	Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio	(000s)	RatioB	Lowest to Highest	Lowest to Highest Expense Ratio
Vanguard® Target Retirement 2040 Fund - Investor Shares
2025		767	$13.45	$10,321	2.57%	0.12%	18.61%
2024	03/08/2024	682	$11.34	$7,736	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2045 Fund - Investor Shares
2025		1,239	$13.72	$16,999	2.40%	0.12%	19.83%
2024	03/08/2024	1,126	$11.45	$12,885	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2050 Fund - Investor Shares
2025		248	$13.97	$3,459	2.46%	0.12%	21.27%
2024	03/08/2024	195	$11.52	$2,242	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2055 Fund - Investor Shares
2025		464	$13.97	$6,480	2.40%	0.12%	21.27%
2024	03/08/2024	385	$11.52	$4,441	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2060 Fund - Investor Shares
2025		115	$13.97	$1,607	2.51%	0.12%	21.27%
2024	03/08/2024	75	$11.52	$864	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2065 Fund - Investor Shares
2025		45	$13.97	$632	2.62%	0.12%	21.27%
2024	03/08/2024	25	$11.52	$284	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement 2070 Fund - Investor Shares
2025		20	$13.97	$284	2.66%	0.12%	21.27%
2024	05/13/2024	8	$11.52	$92	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)
Vanguard® Target Retirement Income Fund - Investor Shares
2025		1,803	$11.89	$21,439	3.31%	0.12%	11.23%
2024	03/08/2024	1,968	$10.69	$21,042	(d)	0.12%	(d)
2023		(d)	(d)	(d)	(d)	(d)	(d)
2022		(d)	(d)	(d)	(d)	(d)	(d)
2021		(d)	(d)	(d)	(d)	(d)	(d)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Vanguard® Explorer™ Fund - Admiral™ Shares
2025		322		$11.56		$3,807	0.55%		0.12%			7.14%
2024		344		$10.79		$3,808	0.85%		0.12%			10.21%
2023		68		$9.79		$661	0.78%		0.12%			19.68%
2022		45		$8.18		$369	1.04%		0.12%			-23.26%
2021	11/17/2021	2		$10.66		$17	(a)		0.16%			(a)
Vanguard® Equity Income Fund - Admiral™ Shares
2025		3,240		$13.63		$45,480	2.49%		0.12%			17.10%
2024		3,414		$11.64		$40,545	5.05%		0.12%			10.75%
2023		214		$11.44		$2,447	2.94%		0.12%			7.72%
2022		231		$10.62		$2,458	3.56%		0.12%			-0.19%
2021	11/17/2021	27		$10.64		$291	(a)		0.16%			(a)
Vanguard® Federal Money Market Fund - Investor Shares
2025		4,655		$10.90		$51,827	4.26%		0.12%			4.11%
2024		2,942		$10.47		$31,222	6.79%		0.12%			3.97%
2023		328		$10.63		$3,483	4.37%		0.12%			4.94%
2022		90		$10.13		$915	2.12%		0.12%			1.40%
2021	11/18/2021	3		$9.99		$30	(a)		0.16%			(a)
Vanguard® Total International Stock Index Fund - Admiral™ Shares
2025		43		$16.43		$707	3.62%		1.00%			30.92%
2024		27		$12.55		$342	1.29%		1.00%			4.06%
2023		132	$9.95	to	$12.06	$1,362	3.66%	0.12%	to	1.00%	15.30%	to	14.42%
2022		72	$8.63	to	$10.54	$660	3.81%	0.12%	to	1.00%	-16.13%	to	-16.88%
2021		20	$10.29	to	$12.68	$233	2.50%	0.16%	to	1.00%	0.29%	to	7.55%
Vanguard® Variable Insurance Fund - Diversified Value Portfolio
2025		—		$45.28		$2	2.86%		2.00%			14.52%
2024		4	$50.15	to	$39.54	$208	1.68%	0.85%	to	2.00%	13.93%	to	12.62%
2023		3	$44.02	to	$35.11	$150	1.50%	0.85%	to	2.00%	19.10%	to	17.74%
2022		3	$36.96	to	$29.82	$116	0.71%	0.85%	to	2.00%	8.29%	to	-13.24%
2021		4	$42.48	to	$34.37	$164	1.38%	0.80%	to	2.00%	6.31%	to	27.91%
Vanguard® Variable Insurance Fund - Equity Income Portfolio
2025		4	$60.20	to	$48.47	$223	2.43%	1.00%	to	2.00%	6.70%	to	14.48%
2024		4	$50.99	to	$42.34	$188	2.99%	1.10%	to	2.00%	13.84%	to	12.85%
2023		3	$44.78	to	$37.52	$147	2.72%	1.10%	to	2.00%	6.90%	to	5.96%
2022		4	$41.89	to	$35.41	$147	2.76%	1.10%	to	2.00%	-1.74%	to	-2.64%
2021		3	$42.63	to	$36.37	$143	2.35%	1.10%	to	2.00%	23.96%	to	22.87%
Vanguard® Variable Insurance Fund - Small Company Growth Portfolio
2025		—		$42.30		$1	0.00%		2.00%			4.01%
2024		2	$51.59	to	$40.67	$97	0.00%	0.85%	to	2.00%	10.45%	to	9.15%
2023		2	$46.71	to	$37.25	$84	0.00%	0.85%	to	2.00%	18.64%	to	17.25%
2022		2	$39.37	to	$31.77	$64	0.00%	0.85%	to	2.00%	6.52%	to	-26.83%
2021		2	$53.67	to	$43.42	$88	0.00%	0.80%	to	2.00%	0.02%	to	11.96%
Vanguard® FTSE Social Index Fund - Institutional Shares
2025		584		$13.93		$9,573	0.99%		0.12%			17.16%
2024		489		$11.89		$6,968	1.15%		0.12%			6.45%
2023		378		$11.55		$4,362	1.29%		0.12%			31.55%
2022		334		$8.78		$2,931	2.03%		0.12%			-24.25%
2021	11/16/2021	11		$11.59		$125	(a)		0.16%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Victory Integrity Small-Cap Value Fund - Class Y
2025		5	$22.92	to	$19.81	$108	0.99%	0.00%	to	1.25%	5.23%	to	3.93%
2024		5	$21.78	to	$19.06	$94	2.04%	0.00%	to	1.25%	4.86%	to	3.53%
2023		5	$20.77	to	$18.41	$102	1.38%	0.00%	to	1.25%	17.61%	to	16.15%
2022		3	$17.66	to	$15.85	$43	0.00%	0.00%	to	1.25%	-7.64%	to	-8.80%
2021		2	$19.12	to	$17.38	$44	0.00%	0.00%	to	1.25%	33.61%	to	31.97%
Victory Sycamore Established Value Fund - Class A
2025		661	$24.96	to	$23.71	$15,688	0.73%	0.12%	to	1.20%	2.21%	to	1.11%
2024		700	$24.42	to	$23.45	$16,437	0.97%	0.12%	to	1.20%	9.75%	to	8.56%
2023		748	$22.25	to	$21.60	$15,982	1.15%	0.12%	to	1.20%	9.82%	to	8.60%
2022		735	$20.26	to	$19.89	$14,486	1.27%	0.12%	to	1.20%	-3.25%	to	-3.96%
2021		617	$20.94	to	$20.71	$12,643	1.60%	0.55%	to	1.20%	30.30%	to	29.92%
Victory Sycamore Established Value Fund - Class R6
2025		1,486		$11.35		$17,305	1.05%		0.12%			2.53%
2024		1,714		$11.07		$19,339	2.61%		0.12%			4.04%
2023		68		$11.19		$767	1.46%		0.12%			10.25%
2022		86		$10.15		$874	2.27%		0.12%			-2.68%
2021	11/24/2021	1		$10.43		$7	(a)		0.16%			(a)
Victory Sycamore Small Company Opportunity Fund - Class R
2025		—	$43.55	to	$38.66	$4	0.00%	0.50%	to	1.25%	0.69%	to	-0.05%
2024		—	$43.25	to	$38.68	$3	0.00%	0.50%	to	1.25%	4.42%	to	3.64%
2023		—	$41.42	to	$37.32	$5	0.00%	0.50%	to	1.25%	10.34%	to	9.51%
2022		—	$37.54	to	$34.08	$12	0.00%	0.50%	to	1.25%	-7.54%	to	-1.19%
2021		—	$40.60	to	$38.03	$12	0.00%	0.50%	to	1.05%	24.31%	to	23.63%
Victory Core Plus Intermediate Bond Fund - Class A Shares
2025		34	$10.24	to	$9.77	$351	7.59%	0.40%	to	1.40%	7.90%	to	-0.20%
2024		2		$9.29		$18	5.71%		1.25%			1.31%
2023		2		$9.17		$17	0.00%		1.25%			5.52%
2022	01/04/2022	—		$8.69		$2	(b)		1.25%			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Victory Precious Metals and Minerals Fund - Class A Shares
2025		1,254	$49.23	to	$45.28	$58,322	0.18%	0.00%	to	1.50%	10.43%	to	151.56%
2024		1,048	$18.87	to	$18.00	$19,301	0.00%	0.12%	to	1.50%	10.42%	to	8.89%
2023		1,087	$17.09	to	$16.53	$18,263	2.12%	0.12%	to	1.50%	6.35%	to	4.95%
2022		1,272	$16.07	to	$15.75	$20,299	0.81%	0.12%	to	1.50%	-12.33%	to	-13.27%
2021		1,154	$18.55	to	$18.16	$21,114	0.68%	0.15%	to	1.50%	-10.43%	to	-11.63%
Victory Pioneer Equity Income Fund - Class Y Shares
2025		14		$18.94		$363	2.21%		0.12%			11.22%
2024		16		$17.03		$362	0.45%		0.12%			11.38%
2023		124		$15.29		$3,179	1.78%		0.12%			7.52%
2022		138		$14.22		$3,238	1.91%		0.12%			-8.44%
2021		170		$15.53		$4,421	1.61%		0.55%			24.64%
Victory Pioneer High Yield Fund - Class A Shares
2025		8	$28.63	to	$21.30	$211	5.85%	0.40%	to	1.75%	7.15%	to	5.71%
2024		12	$27.86	to	$20.15	$302	5.80%	0.20%	to	1.75%	5.97%	to	6.44%
2023		12	$25.26	to	$18.93	$284	5.62%	0.30%	to	1.75%	8.55%	to	8.54%
2022		12	$23.38	to	$17.44	$250	4.85%	0.20%	to	1.75%	-5.38%	to	-12.41%
2021		17	$25.35	to	$19.91	$410	4.56%	0.40%	to	1.75%	1.32%	to	3.91%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Victory Pioneer Strategic Income Fund - Class A Shares
2025		58	$17.18	to	$14.77	$969	4.95%	0.60%	to	1.55%	9.64%	to	8.60%
2024		53	$15.67	to	$13.60	$810	6.21%	0.60%	to	1.55%	-1.57%	to	2.64%
2023		49	$15.43	to	$12.88	$736	3.50%	0.45%	to	1.75%	7.60%	to	6.18%
2022		50	$14.34	to	$12.13	$693	2.93%	0.45%	to	1.75%	-13.51%	to	-14.58%
2021		59	$16.58	to	$14.20	$945	3.25%	0.45%	to	1.75%	1.59%	to	0.28%
Victory Pioneer Equity Income VCT Portfolio - Class I
2025		—		$46.87		$—	0.00%		1.05%			10.23%
2024		—		$42.52		$—	0.00%		1.05%			10.10%
2023		—		$38.62		$—	0.00%		1.05%			6.36%
2022		—		$36.31		$—	0.00%		1.05%			-8.72%
2021		—		$39.78		$—	0.00%		1.05%			24.39%
Victory Pioneer High Yield VCT Portfolio - Class I
2025		583	$31.24	to	$23.32	$15,105	5.89%	0.15%	to	1.50%	7.98%	to	6.58%
2024		622	$28.93	to	$21.88	$15,026	5.73%	0.15%	to	1.50%	6.44%	to	7.10%
2023		570	$26.12	to	$20.43	$12,810	5.48%	0.25%	to	1.50%	11.05%	to	9.66%
2022		605	$23.52	to	$18.63	$12,307	4.93%	0.25%	to	1.50%	-11.45%	to	-12.54%
2021		689	$27.27	to	$21.30	$15,950	5.13%	0.10%	to	1.50%	5.57%	to	4.16%
Virtus NFJ Dividend Value Fund - Class A
2025		3		$39.15		$131	2.14%		1.00%			7.14%
2024		4		$36.54		$149	1.35%		1.00%			3.87%
2023		4		$35.17		$147	3.65%		1.00%			17.94%
2022		4		$29.82		$127	1.75%		1.00%			-14.56%
2021		6	$35.79	to	$34.90	$215	1.52%	0.80%	to	1.00%	10.46%	to	27.23%
Virtus NFJ Large-Cap Value Fund - Institutional Class
2025		—		$26.43		$7	0.00%		0.80%			5.89%
2024		—		$24.96		$6	0.00%		0.80%			5.49%
2023		—		$23.66		$6	0.00%		0.80%			16.90%
2022		—		$20.24		$5	0.00%		0.80%			-15.31%
2021		—		$23.90		$6	0.00%		0.80%			25.53%
Virtus NFJ Small-Cap Value Fund - Class A
2025		—	$36.15	to	$35.76	$6	0.00%	1.15%	to	1.20%	-0.08%	to	-0.11%
2024		—	$38.93	to	$35.80	$7	0.00%	0.80%	to	1.20%	-0.84%	to	4.37%
2023		—	$35.69	to	$34.30	$9	0.00%	1.00%	to	1.20%	21.77%	to	21.55%
2022		—	$29.31	to	$28.22	$7	0.00%	1.00%	to	1.20%	-17.06%	to	-17.24%
2021		—	$37.29	to	$34.10	$11	0.00%	0.70%	to	1.20%	23.35%	to	22.75%
Voya Corporate Leaders® 100 Fund - Class I
2025		922	$27.30	to	$27.95	$27,335	1.56%	0.12%	to	1.50%	17.67%	to	16.07%
2024		871	$23.20	to	$24.08	$22,128	2.09%	0.12%	to	1.50%	17.89%	to	16.27%
2023		760	$19.67	to	$20.71	$16,526	2.03%	0.12%	to	1.50%	19.21%	to	17.60%
2022		699	$16.50	to	$17.61	$12,853	2.00%	0.12%	to	1.50%	-11.29%	to	-12.21%
2021		589	$21.81	to	$20.06	$12,290	1.56%	0.25%	to	1.50%	27.47%	to	25.85%
Voya Large Cap Value Fund - Class A
2025		3	$34.79	to	$30.58	$110	1.02%	0.20%	to	1.20%	12.44%	to	11.32%
2024		3	$30.94	to	$27.47	$86	1.32%	0.20%	to	1.20%	16.27%	to	15.13%
2023		3	$26.61	to	$23.21	$65	1.72%	0.20%	to	1.45%	12.99%	to	11.59%
2022		2	$23.55	to	$20.80	$51	1.85%	0.20%	to	1.45%	-3.92%	to	-5.15%
2021		2	$24.51	to	$21.93	$57	1.61%	0.20%	to	1.45%	7.45%	to	7.71%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya GNMA Income Fund - Class A
2025		272	$21.30	to	$13.05	$3,424	3.59%	0.00%	to	1.55%	7.36%	to	5.75%
2024		295	$19.84	to	$12.34	$3,548	3.39%	0.00%	to	1.55%	1.48%	to	-0.08%
2023		305	$19.55	to	$12.35	$3,706	3.62%	0.00%	to	1.55%	4.21%	to	3.17%
2022		304	$9.29	to	$11.97	$3,421	2.02%	0.12%	to	1.55%	-11.02%	to	-11.99%
2021		291	$19.83	to	$13.60	$3,701	1.35%	0.25%	to	1.55%	-1.15%	to	-2.44%
Voya Intermediate Bond Fund - Class A
2025		16	$20.27	to	$14.43	$289	3.41%	0.00%	to	1.55%	7.19%	to	5.48%
2024		25	$18.91	to	$13.68	$414	4.07%	0.00%	to	1.55%	2.49%	to	0.96%
2023		29	$18.45	to	$13.55	$471	3.54%	0.00%	to	1.55%	6.59%	to	4.96%
2022		29	$17.31	to	$12.91	$432	2.44%	0.00%	to	1.55%	-14.48%	to	-15.79%
2021		26	$20.24	to	$15.33	$469	2.33%	0.00%	to	1.55%	-1.32%	to	-2.91%
Voya Short Duration High Income Fund - Class A
2025	08/08/2025	99	$10.19	to	$10.14	$1,000	(e)	0.12%	to	1.20%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya Government Money Market Portfolio - Class I
2025		34,820	$17.74	to	$9.71	$589,272	4.12%	0.00%	to	1.80%	4.05%	to	2.21%
2024		31,580	$17.05	to	$9.50	$551,495	4.90%	0.00%	to	1.80%	4.92%	to	3.04%
2023		28,562	$16.25	to	$9.22	$514,690	4.39%	0.00%	to	1.80%	4.77%	to	2.90%
2022		22,267	$15.51	to	$8.96	$306,354	1.41%	0.00%	to	1.80%	1.37%	to	-0.44%
2021		21,066	$15.30	to	$9.00	$287,347	0.00%	0.00%	to	1.80%	0.13%	to	-1.64%
Voya Intermediate Bond Portfolio - Class I
2025		11,327	$31.56	to	$14.22	$311,744	4.71%	0.00%	to	1.95%	7.71%	to	5.59%
2024		11,605	$29.30	to	$13.47	$301,730	4.47%	0.00%	to	1.95%	2.81%	to	0.82%
2023		12,315	$28.50	to	$13.36	$335,348	4.10%	0.00%	to	1.95%	7.26%	to	5.20%
2022		13,229	$26.57	to	$12.70	$338,360	2.68%	0.00%	to	1.95%	-14.43%	to	-16.12%
2021		14,835	$31.05	to	$15.14	$443,284	2.99%	0.00%	to	1.95%	-0.86%	to	-2.82%
Voya Intermediate Bond Portfolio - Class S
2025		88		$17.49		$1,534	4.46%		0.35%			7.06%
2024		96		$16.33		$1,563	4.37%		0.35%			2.19%
2023		97		$15.98		$1,548	3.99%		0.35%			6.60%
2022		104		$14.99		$1,558	2.44%		0.35%			-14.97%
2021		112		$17.63		$1,966	2.74%		0.35%			-1.40%
Voya Balanced Income Portfolio - Institutional Class
2025		16,680	$11.77	to	$11.42	$193,268	4.82%	0.00%	to	1.50%	11.88%	to	10.23%
2024	07/08/2024	17,940	$10.52	to	$10.36	$187,573	(d)	0.00%	to	1.50%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Global Perspectives® Portfolio - Class I
2025		352	$16.80	to	$15.41	$5,576	6.01%	0.12%	to	1.50%	14.13%	to	12.56%
2024		325	$14.72	to	$13.69	$4,513	3.15%	0.12%	to	1.50%	7.13%	to	5.71%
2023		362	$13.74	to	$12.95	$4,756	6.42%	0.12%	to	1.50%	10.36%	to	8.82%
2022		365	$12.45	to	$11.90	$4,378	3.16%	0.12%	to	1.50%	-17.82%	to	-18.72%
2021		373	$16.11	to	$14.64	$5,511	3.60%	0.25%	to	1.50%	5.85%	to	4.50%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya High Yield Portfolio - Adviser Class
2025		1		$18.42		$18	4.65%		0.35%			7.50%
2024		1		$17.11		$25	4.08%		0.35%			6.54%
2023		1		$16.06		$24	4.44%		0.35%			11.22%
2022		1		$14.44		$21	4.44%		0.35%			-13.12%
2021		1		$16.62		$24	4.26%		0.35%			4.27%
Voya High Yield Portfolio - Institutional Class
2025		6,600	$19.40	to	$11.89	$111,147	6.22%	0.00%	to	1.95%	8.81%	to	6.41%
2024		6,391	$17.83	to	$11.14	$99,929	6.56%	0.00%	to	1.95%	7.41%	to	5.29%
2023		6,535	$16.60	to	$10.58	$97,895	6.56%	0.00%	to	1.95%	12.24%	to	10.09%
2022		6,645	$14.79	to	$9.61	$89,641	5.49%	0.00%	to	1.95%	-12.28%	to	-13.97%
2021		7,057	$16.86	to	$11.17	$109,424	5.36%	0.00%	to	1.95%	5.31%	to	3.14%
Voya Large Cap Growth Portfolio - Adviser Class
2025		11		$69.70		$737	0.00%		0.35%			14.16%
2024		1		$61.01		$67	0.00%		0.35%			33.59%
2023		2		$45.67		$73	0.00%		0.35%			36.57%
2022		2		$33.44		$69	0.00%		0.35%			-31.21%
2021		2		$48.61		$105	0.00%		0.35%			18.47%
Voya Large Cap Growth Portfolio - Institutional Class
2025		22,456	$80.28	to	$63.95	$1,449,568	0.00%	0.00%	to	1.50%	15.33%	to	13.61%
2024		12,726	$69.61	to	$56.29	$738,574	0.00%	0.00%	to	1.50%	34.80%	to	32.79%
2023		14,086	$51.64	to	$42.39	$617,046	0.00%	0.00%	to	1.50%	37.85%	to	35.82%
2022		15,432	$37.46	to	$31.21	$496,690	0.00%	0.00%	to	1.50%	-30.49%	to	-31.54%
2021		16,448	$53.89	to	$45.59	$766,461	0.00%	0.00%	to	1.50%	19.54%	to	17.77%
Voya Large Cap Growth Portfolio - Service Class
2025		182	$116.08	to	$70.34	$13,707	0.00%	0.00%	to	1.50%	15.09%	to	13.38%
2024		130	$100.86	to	$62.04	$8,590	0.00%	0.00%	to	1.50%	34.52%	to	32.51%
2023		160	$74.98	to	$46.82	$7,917	0.00%	0.00%	to	1.50%	37.38%	to	35.36%
2022		163	$54.58	to	$34.59	$5,842	0.00%	0.00%	to	1.50%	-30.66%	to	-31.69%
2021		163	$78.71	to	$50.64	$8,582	0.00%	0.00%	to	1.50%	19.28%	to	17.49%
Voya Large Cap Value Portfolio - Institutional Class
2025		9,944	$43.32	to	$30.40	$341,342	1.28%	0.00%	to	1.65%	12.75%	to	10.91%
2024		11,208	$38.42	to	$25.80	$344,435	1.72%	0.00%	to	1.95%	17.06%	to	14.77%
2023		12,179	$32.82	to	$22.48	$323,179	1.38%	0.00%	to	1.95%	13.72%	to	11.51%
2022		13,049	$28.86	to	$20.16	$307,780	1.47%	0.00%	to	1.95%	-3.22%	to	-5.08%
2021		13,521	$29.82	to	$21.24	$332,731	2.51%	0.00%	to	1.95%	27.00%	to	24.50%
Voya Large Cap Value Portfolio - Service Class
2025		54	$33.10	to	$28.29	$1,682	1.22%	0.15%	to	1.40%	12.51%	to	11.12%
2024		52	$29.42	to	$25.46	$1,432	1.76%	0.15%	to	1.40%	16.70%	to	15.26%
2023		54	$25.21	to	$22.09	$1,289	1.78%	0.15%	to	1.40%	13.10%	to	11.73%
2022		50	$22.29	to	$19.77	$1,068	1.48%	0.15%	to	1.40%	-3.59%	to	-4.81%
2021		49	$23.12	to	$20.77	$1,092	1.98%	0.15%	to	1.40%	4.95%	to	24.89%
Voya U.S. Stock Index Portfolio - Institutional Class
2025		2,362	$88.50	to	$65.34	$80,722	1.56%	0.00%	to	1.40%	17.53%	to	15.89%
2024		2,263	$75.30	to	$56.38	$66,786	1.38%	0.00%	to	1.40%	24.67%	to	22.94%
2023		2,159	$60.40	to	$45.86	$51,489	1.61%	0.00%	to	1.40%	25.94%	to	24.18%
2022		2,161	$47.96	to	$36.93	$40,543	1.20%	0.00%	to	1.40%	-18.35%	to	-19.47%
2021		2,505	$58.74	to	$45.86	$55,672	1.16%	0.00%	to	1.40%	28.37%	to	26.58%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® CBRE Global Real Estate Portfolio - Institutional Class
2025		2,794	$21.64	to	$16.68	$48,842	3.00%	0.00%	to	1.50%	6.81%	to	5.24%
2024		2,973	$20.26	to	$15.85	$49,568	3.00%	0.00%	to	1.50%	0.35%	to	-1.12%
2023		3,370	$20.19	to	$16.03	$56,906	2.01%	0.00%	to	1.50%	12.60%	to	10.93%
2022		3,767	$17.93	to	$14.45	$57,439	3.15%	0.00%	to	1.50%	-24.95%	to	-26.09%
2021		3,671	$23.89	to	$19.55	$76,166	2.91%	0.00%	to	1.50%	34.52%	to	32.45%
VY® CBRE Real Estate Portfolio - Institutional Class
2025		23	$26.20	to	$21.46	$596	3.02%	0.95%	to	1.95%	0.23%	to	-0.77%
2024		28	$26.37	to	$21.82	$728	2.83%	0.95%	to	1.95%	3.57%	to	2.54%
2023		35	$25.46	to	$21.28	$896	2.91%	0.95%	to	1.95%	13.21%	to	12.12%
2022		43	$22.49	to	$18.98	$958	1.74%	0.95%	to	1.95%	-27.66%	to	-28.43%
2021		51	$31.09	to	$26.52	$1,577	1.84%	0.95%	to	1.95%	50.92%	to	49.41%
VY® CBRE Real Estate Portfolio - Service Class
2025		1,037	$30.09	to	$22.40	$26,064	2.66%	0.00%	to	1.50%	0.03%	to	-1.45%
2024		1,160	$30.08	to	$22.73	$29,412	2.44%	0.00%	to	1.50%	4.30%	to	2.76%
2023		1,338	$28.84	to	$22.12	$32,847	2.44%	0.00%	to	1.50%	14.04%	to	12.34%
2022		1,507	$25.29	to	$19.69	$32,762	1.54%	0.00%	to	1.50%	-27.14%	to	-28.22%
2021		1,623	$34.71	to	$27.43	$48,724	1.70%	0.00%	to	1.50%	51.97%	to	49.65%
VY® Invesco Growth and Income Portfolio - Institutional Class
2025		1,308	$42.46	to	$39.98	$52,332	3.32%	0.00%	to	0.45%	15.63%	to	15.12%
2024		1,445	$36.72	to	$34.73	$50,221	1.63%	0.00%	to	0.45%	16.42%	to	15.88%
2023		1,490	$31.54	to	$29.97	$44,669	2.06%	0.00%	to	0.45%	12.64%	to	12.12%
2022		1,524	$28.00	to	$26.73	$40,754	1.58%	0.00%	to	0.45%	-5.60%	to	-6.01%
2021		1,398	$29.66	to	$28.44	$39,757	1.65%	0.00%	to	0.45%	29.18%	to	28.63%
VY® Invesco Growth and Income Portfolio - Service Class
2025		793	$55.61	to	$40.78	$36,515	2.61%	0.00%	to	1.50%	15.35%	to	13.62%
2024		844	$48.21	to	$35.89	$33,967	1.36%	0.00%	to	1.50%	16.14%	to	14.41%
2023		905	$41.51	to	$31.36	$31,664	1.77%	0.00%	to	1.50%	12.34%	to	10.66%
2022		965	$36.95	to	$28.34	$30,317	1.29%	0.00%	to	1.50%	-5.84%	to	-7.23%
2021		962	$39.24	to	$30.55	$32,305	1.37%	0.00%	to	1.50%	28.95%	to	27.03%
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2025		1		$32.98		$49	0.00%		0.35%			36.84%
2024		2		$23.95		$38	0.00%		0.35%			1.27%
2023		2		$23.65		$38	2.67%		0.35%			5.72%
2022		2		$22.37		$37	0.00%		0.35%			-26.61%
2021		3		$30.48		$93	0.00%		0.35%			-10.67%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2025		519	$35.05	to	$33.30	$17,340	0.95%	0.12%	to	1.20%	38.92%	to	37.43%
2024		481	$25.23	to	$24.23	$11,698	1.08%	0.12%	to	1.20%	2.02%	to	0.92%
2023		484	$24.73	to	$24.01	$11,667	1.98%	0.12%	to	1.20%	6.69%	to	5.54%
2022		501	$23.18	to	$22.75	$11,413	0.00%	0.12%	to	1.20%	-26.23%	to	-26.78%
2021		514	$31.42	to	$31.07	$15,994	0.00%	0.55%	to	1.20%	-10.66%	to	-10.92%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2025		646	$47.18	to	$34.59	$24,534	0.72%	0.00%	to	1.50%	38.76%	to	36.67%
2024		622	$34.00	to	$25.31	$17,147	0.82%	0.00%	to	1.50%	1.92%	to	0.40%
2023		688	$33.36	to	$25.20	$18,828	1.71%	0.00%	to	1.50%	6.55%	to	4.96%
2022		733	$31.31	to	$24.01	$19,006	0.00%	0.00%	to	1.50%	-26.10%	to	-27.22%
2021		749	$42.37	to	$32.99	$26,401	0.00%	0.00%	to	1.50%	-10.04%	to	-11.36%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2025		1,397	$36.81	to	$34.66	$48,447	0.60%	0.00%	to	0.45%	3.87%	to	3.40%
2024		1,820	$35.44	to	$33.52	$61,021	0.53%	0.00%	to	0.45%	11.10%	to	10.59%
2023		1,887	$31.90	to	$30.31	$57,225	0.35%	0.00%	to	0.45%	12.44%	to	11.93%
2022		1,995	$28.37	to	$27.08	$54,029	0.01%	0.00%	to	0.45%	-17.55%	to	-17.94%
2021		2,043	$34.41	to	$33.00	$67,421	0.40%	0.00%	to	0.45%	18.70%	to	18.19%
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2025		786	$58.09	to	$42.59	$37,391	0.32%	0.00%	to	1.50%	3.66%	to	2.11%
2024		873	$56.04	to	$41.71	$40,414	0.30%	0.00%	to	1.50%	10.73%	to	9.07%
2023		934	$50.61	to	$38.24	$39,403	0.13%	0.00%	to	1.50%	12.27%	to	10.58%
2022		971	$45.08	to	$34.58	$36,831	0.00%	0.00%	to	1.50%	-17.77%	to	-18.98%
2021		994	$54.82	to	$42.68	$46,109	0.19%	0.00%	to	1.50%	18.33%	to	16.55%
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2025		14		$41.15		$560	1.87%		0.35%			11.40%
2024		14		$37.00		$508	1.45%		0.35%			11.71%
2023		14		$33.12		$460	0.71%		0.35%			17.78%
2022		14		$28.12		$387	0.94%		0.35%			-12.78%
2021		14		$32.24		$460	0.43%		0.35%			17.54%
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2025		16,925	$44.14	to	$41.56	$703,632	2.29%	0.00%	to	0.45%	12.32%	to	11.81%
2024		17,921	$39.30	to	$37.17	$666,269	3.02%	0.00%	to	0.45%	12.74%	to	12.23%
2023		18,321	$34.86	to	$33.12	$606,856	2.33%	0.00%	to	0.45%	18.94%	to	18.37%
2022		18,988	$29.31	to	$27.98	$531,264	1.49%	0.00%	to	0.45%	-11.96%	to	-12.34%
2021		18,868	$33.29	to	$31.92	$602,323	1.09%	0.00%	to	0.45%	18.68%	to	18.13%
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2025		26,386	$70.35	to	$50.53	$1,415,696	2.05%	0.00%	to	1.60%	12.02%	to	10.23%
2024		27,405	$62.80	to	$45.84	$1,331,245	2.56%	0.00%	to	1.60%	12.48%	to	-0.59%
2023		29,293	$55.83	to	$41.02	$1,263,710	2.07%	0.00%	to	1.65%	18.61%	to	16.67%
2022		30,143	$47.07	to	$35.16	$1,113,457	1.22%	0.00%	to	1.65%	-12.18%	to	-13.63%
2021		30,961	$53.60	to	$40.71	$1,315,586	0.80%	0.00%	to	1.65%	18.40%	to	1.32%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2025		2,752	$71.73	to	$38.86	$113,028	1.51%	0.00%	to	1.50%	14.31%	to	12.61%
2024		2,974	$62.75	to	$34.51	$109,272	1.76%	0.00%	to	1.50%	11.46%	to	9.76%
2023		3,173	$56.30	to	$30.51	$105,271	1.86%	0.00%	to	1.65%	9.32%	to	7.54%
2022		3,415	$51.50	to	$28.37	$105,545	1.84%	0.00%	to	1.65%	-3.40%	to	-4.99%
2021		3,556	$53.31	to	$29.86	$114,150	1.62%	0.00%	to	1.65%	25.26%	to	23.24%
Voya Multi-Manager International Small Cap Fund - Class A
2025		3	$53.90	to	$42.36	$143	1.59%	0.00%	to	1.10%	38.70%	to	37.18%
2024		3	$38.86	to	$30.88	$108	1.86%	0.00%	to	1.10%	5.54%	to	4.39%
2023		3	$36.82	to	$29.57	$107	1.96%	0.00%	to	1.10%	13.96%	to	12.69%
2022		3	$32.31	to	$26.24	$97	1.78%	0.00%	to	1.10%	-18.66%	to	-19.56%
2021		4	$39.72	to	$32.62	$128	1.01%	0.00%	to	1.10%	15.50%	to	14.26%
Voya Multi-Manager International Small Cap Fund - Class I
2025		225	$24.53	to	$21.53	$5,090	2.31%	0.15%	to	1.50%	3.68%	to	37.05%
2024		138	$17.20	to	$15.71	$2,268	2.79%	0.45%	to	1.50%	5.39%	to	4.32%
2023		125	$16.51	to	$15.06	$1,958	1.96%	0.30%	to	1.50%	14.02%	to	12.64%
2022		153	$14.48	to	$13.37	$2,120	2.14%	0.30%	to	1.50%	-18.65%	to	-19.65%
2021		138	$17.80	to	$16.64	$2,364	1.97%	0.30%	to	1.50%	15.51%	to	14.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Global Bond Portfolio - Adviser Class
2025		4		$14.84		$56	3.23%		0.35%			8.23%
2024		5		$13.75		$68	4.29%		0.35%			-1.79%
2023		5		$14.00		$72	3.37%		0.35%			5.26%
2022		8		$13.30		$106	2.54%		0.35%			-19.00%
2021		8		$16.42		$130	2.15%		0.35%			-5.58%
Voya Global Bond Portfolio - Initial Class
2025		3,207	$17.57	to	$11.79	$45,497	3.91%	0.00%	to	1.95%	8.86%	to	6.94%
2024		3,266	$16.14	to	$11.06	$43,040	4.21%	0.00%	to	1.95%	-0.98%	to	-2.90%
2023		3,663	$16.30	to	$11.39	$49,266	3.68%	0.00%	to	1.95%	6.19%	to	4.21%
2022		3,948	$15.35	to	$10.93	$50,455	2.69%	0.00%	to	1.95%	-18.31%	to	-19.93%
2021		4,280	$18.79	to	$13.65	$67,239	2.93%	0.00%	to	1.95%	-4.81%	to	-6.63%
Voya Global Bond Portfolio - Service Class
2025		45	$14.01	to	$12.30	$598	3.71%	0.25%	to	1.50%	8.27%	to	7.18%
2024		43	$12.94	to	$11.51	$533	3.82%	0.25%	to	1.50%	-1.45%	to	-2.62%
2023		36	$13.13	to	$11.82	$462	3.33%	0.25%	to	1.50%	5.72%	to	4.32%
2022		32	$12.42	to	$11.33	$380	2.36%	0.25%	to	1.50%	-18.72%	to	-19.70%
2021		37	$15.28	to	$14.11	$552	2.49%	0.25%	to	1.50%	-5.27%	to	-6.43%
Voya Global Insights Portfolio - Adviser Class
2025		3		$46.11		$135	0.00%		0.35%			22.98%
2024		4		$37.40		$148	0.00%		0.35%			8.37%
2023		4		$34.51		$146	0.00%		0.35%			31.57%
2022		7		$26.23		$175	0.00%		0.35%			-32.50%
2021		7		$38.86		$269	0.00%		0.35%			14.40%
Voya Global Insights Portfolio - Initial Class
2025		12,083	$61.42	to	$43.59	$578,939	0.39%	0.00%	to	1.65%	24.31%	to	22.27%
2024		13,375	$49.41	to	$35.65	$521,724	0.00%	0.00%	to	1.65%	9.31%	to	7.51%
2023		15,330	$45.20	to	$32.23	$555,911	0.05%	0.00%	to	1.80%	32.71%	to	30.33%
2022		16,380	$34.06	to	$24.73	$453,329	0.00%	0.00%	to	1.80%	-31.93%	to	-33.14%
2021		17,589	$50.04	to	$36.99	$722,750	0.00%	0.00%	to	1.80%	15.38%	to	13.29%
Voya Global Insights Portfolio - Service Class
2025		54		$56.43		$3,067	0.18%		1.00%			22.91%
2024		57	$45.91	to	$44.88	$2,604	0.00%	1.00%	to	1.10%	7.87%	to	7.76%
2023		60	$42.56	to	$41.65	$2,567	0.00%	1.00%	to	1.10%	31.07%	to	30.97%
2022		56	$32.47	to	$30.86	$1,807	0.00%	1.00%	to	1.25%	-32.77%	to	-32.88%
2021		54	$48.30	to	$45.98	$2,620	0.00%	1.00%	to	1.25%	14.00%	to	13.70%
Voya Index Solution 2030 Portfolio - Initial Class
2025		263	$13.20	to	$12.35	$3,338	2.06%	0.00%	to	1.40%	15.38%	to	13.72%
2024		163	$11.44	to	$10.86	$1,816	1.47%	0.00%	to	1.40%	10.42%	to	8.93%
2023		101	$10.36	to	$9.97	$1,033	3.65%	0.00%	to	1.40%	12.12%	to	7.67%
2022	08/02/2022	7	$8.85	to	$8.76	$64	(b)	0.75%	to	1.35%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2030 Portfolio - Service Class
2025		170	$13.04	to	$12.26	$2,177	2.71%	0.00%	to	1.25%	15.09%	to	13.62%
2024		141	$11.33	to	$10.79	$1,587	1.18%	0.00%	to	1.25%	5.79%	to	8.77%
2023		95	$10.20	to	$9.92	$965	3.72%	0.30%	to	1.25%	8.74%	to	10.84%
2022	05/13/2022	—		$8.81		$4	(b)		0.80%			(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2030 Portfolio - Service Class 2
2025		29	$12.91	to	$12.55	$366	1.78%	0.00%	to	0.60%	14.86%	to	12.86%
2024		7	$11.24	to	$11.03	$84	1.21%	0.00%	to	0.50%	9.98%	to	9.42%
2023		8	$10.22	to	$9.94	$81	1.60%	0.00%	to	1.00%	15.09%	to	13.86%
2022		5	$8.88	to	$8.73	$44	0.00%	0.00%	to	1.00%	-10.75%	to	-17.72%
2021	12/22/2021	—		$10.61		$4	(a)		1.00%			(a)
Voya Index Solution 2035 Portfolio - Initial Class
2025		503	$49.54	to	$39.85	$21,312	2.52%	0.00%	to	1.40%	17.17%	to	15.57%
2024		513	$42.28	to	$34.48	$18,703	1.08%	0.00%	to	1.40%	12.12%	to	10.55%
2023		477	$37.71	to	$31.19	$15,649	2.06%	0.00%	to	1.40%	17.26%	to	15.65%
2022		418	$32.16	to	$26.97	$11,721	1.88%	0.00%	to	1.40%	-17.75%	to	-18.91%
2021		392	$39.10	to	$33.26	$13,438	1.97%	0.00%	to	1.40%	14.16%	to	12.59%
Voya Index Solution 2035 Portfolio - Service Class
2025		383	$47.49	to	$31.21	$16,223	2.35%	0.00%	to	1.25%	16.86%	to	15.38%
2024		371	$40.64	to	$27.05	$13,505	0.85%	0.00%	to	1.25%	6.25%	to	10.45%
2023		375	$29.05	to	$24.49	$12,274	1.89%	0.00%	to	1.25%	16.95%	to	15.46%
2022		313	$24.84	to	$21.21	$8,738	1.49%	0.00%	to	1.25%	-17.94%	to	-18.95%
2021		313	$30.27	to	$26.17	$10,742	1.74%	0.00%	to	1.25%	2.82%	to	12.46%
Voya Index Solution 2035 Portfolio - Service Class 2
2025		147	$38.62	to	$30.18	$5,184	2.17%	0.00%	to	1.55%	16.64%	to	14.84%
2024		142	$33.11	to	$26.28	$4,314	0.78%	0.00%	to	1.55%	11.74%	to	10.05%
2023		134	$29.63	to	$23.88	$3,645	1.72%	0.00%	to	1.55%	16.84%	to	15.03%
2022		117	$25.36	to	$20.76	$2,739	1.33%	0.00%	to	1.55%	-18.09%	to	-19.38%
2021		114	$30.96	to	$25.75	$3,260	1.75%	0.00%	to	1.55%	13.66%	to	0.94%
Voya Index Solution 2040 Portfolio - Initial Class
2025		257	$14.32	to	$13.40	$3,530	2.13%	0.00%	to	1.40%	18.84%	to	17.13%
2024		189	$12.05	to	$11.44	$2,200	0.64%	0.00%	to	1.40%	13.57%	to	12.05%
2023		149	$10.61	to	$10.21	$1,545	1.61%	0.00%	to	1.40%	14.33%	to	11.71%
2022		51	$8.83	to	$8.72	$446	0.00%	0.65%	to	1.35%	-18.54%	to	-19.18%
2021	12/21/2021	1		$10.81		$15	(a)		1.05%			(a)
Voya Index Solution 2040 Portfolio - Service Class
2025		28	$14.15	to	$13.31	$381	1.80%	0.00%	to	1.25%	18.61%	to	17.17%
2024		24	$11.93	to	$11.36	$286	0.43%	0.00%	to	1.25%	6.71%	to	11.81%
2023		17	$10.45	to	$10.16	$182	2.08%	0.30%	to	1.25%	10.47%	to	15.98%
2022	05/09/2022	1	$8.78	to	$8.76	$10	(b)	0.65%	to	0.80%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2040 Portfolio - Service Class 2
2025		32	$14.01	to	$13.02	$443	3.09%	0.00%	to	1.55%	18.33%	to	16.56%
2024	01/05/2024	1	$11.84	to	$11.17	$10	(d)	0.00%	to	1.55%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution 2045 Portfolio - Initial Class
2025		356	$59.00	to	$47.45	$17,918	2.04%	0.00%	to	1.40%	20.07%	to	18.39%
2024		359	$49.14	to	$40.08	$15,194	0.47%	0.00%	to	1.40%	14.79%	to	13.19%
2023		335	$42.81	to	$35.41	$12,483	1.92%	0.00%	to	1.40%	19.82%	to	18.19%
2022		286	$35.73	to	$29.96	$8,947	1.53%	0.00%	to	1.40%	-18.18%	to	-19.33%
2021		263	$43.67	to	$37.14	$10,133	1.67%	0.00%	to	1.40%	17.87%	to	16.21%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2045 Portfolio - Service Class
2025		241	$56.53	to	$36.67	$12,190	1.78%	0.00%	to	1.25%	19.84%	to	18.33%
2024		253	$47.17	to	$30.99	$10,700	0.20%	0.00%	to	1.25%	7.20%	to	13.06%
2023		262	$32.52	to	$27.41	$9,734	1.72%	0.00%	to	1.25%	19.56%	to	18.04%
2022		231	$27.20	to	$23.22	$7,196	1.14%	0.00%	to	1.25%	-18.42%	to	-19.43%
2021		228	$33.34	to	$28.82	$8,785	1.49%	0.00%	to	1.25%	3.80%	to	16.12%
Voya Index Solution 2045 Portfolio - Service Class 2
2025		140	$45.30	to	$35.41	$5,826	1.61%	0.00%	to	1.55%	19.59%	to	17.80%
2024		131	$37.88	to	$30.06	$4,598	0.12%	0.00%	to	1.55%	14.37%	to	12.58%
2023		128	$33.12	to	$26.70	$3,935	1.58%	0.00%	to	1.55%	19.27%	to	17.47%
2022		127	$27.77	to	$22.73	$3,294	1.13%	0.00%	to	1.55%	-18.47%	to	-19.74%
2021		135	$34.06	to	$28.32	$4,329	1.48%	0.00%	to	1.55%	17.29%	to	15.45%
Voya Index Solution 2050 Portfolio - Initial Class
2025		178	$14.95	to	$13.99	$2,559	1.78%	0.00%	to	1.40%	20.56%	to	18.96%
2024		151	$12.40	to	$11.76	$1,813	0.26%	0.00%	to	1.40%	15.35%	to	13.62%
2023		117	$10.75	to	$10.35	$1,231	1.68%	0.00%	to	1.40%	20.11%	to	18.56%
2022		36	$8.95	to	$8.73	$318	0.63%	0.00%	to	1.40%	-18.26%	to	-19.46%
2021	11/30/2021	—		$10.87		$1	(a)		0.95%			(a)
Voya Index Solution 2050 Portfolio - Service Class
2025		42	$14.77	to	$13.89	$604	1.72%	0.00%	to	1.25%	20.28%	to	18.72%
2024		27	$12.28	to	$11.70	$324	0.00%	0.00%	to	1.25%	7.44%	to	13.59%
2023		13	$10.59	to	$10.30	$137	2.78%	0.30%	to	1.25%	11.01%	to	18.53%
2022	02/03/2022	1	$8.78	to	$8.69	$7	(b)	0.80%	to	1.25%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2050 Portfolio - Service Class 2
2025		10	$14.64	to	$13.60	$148	1.67%	0.00%	to	1.55%	20.10%	to	18.26%
2024		8	$12.19	to	$11.50	$91	0.00%	0.00%	to	1.55%	14.89%	to	3.98%
2023		4	$10.61	to	$10.33	$44	0.00%	0.00%	to	1.00%	19.75%	to	18.60%
2022	06/17/2022	1	$8.86	to	$8.71	$13	(b)	0.00%	to	1.00%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2055 Portfolio - Initial Class
2025		275	$47.16	to	$37.88	$11,142	1.75%	0.00%	to	1.40%	20.68%	to	19.01%
2024		254	$39.08	to	$31.83	$8,614	0.20%	0.00%	to	1.40%	15.38%	to	13.76%
2023		223	$33.87	to	$27.97	$6,625	1.95%	0.00%	to	1.40%	20.36%	to	18.67%
2022		171	$28.14	to	$23.57	$4,235	1.36%	0.00%	to	1.40%	-18.39%	to	-19.53%
2021		141	$34.48	to	$29.29	$4,295	1.39%	0.00%	to	1.40%	17.96%	to	16.32%
Voya Index Solution 2055 Portfolio - Service Class
2025		394	$45.36	to	$35.87	$15,672	1.62%	0.00%	to	1.50%	20.38%	to	18.62%
2024		379	$37.68	to	$30.24	$12,628	0.00%	0.00%	to	1.50%	7.56%	to	13.39%
2023		350	$32.74	to	$26.67	$10,238	1.81%	0.00%	to	1.50%	20.01%	to	18.22%
2022		273	$27.28	to	$22.56	$6,691	0.98%	0.00%	to	1.50%	-18.57%	to	-19.77%
2021		237	$33.50	to	$28.12	$7,184	1.36%	0.00%	to	1.50%	17.67%	to	15.86%
Voya Index Solution 2055 Portfolio - Service Class 2
2025		177	$44.31	to	$34.76	$7,290	1.34%	0.00%	to	1.55%	20.21%	to	18.35%
2024		144	$36.86	to	$29.37	$4,951	0.00%	0.00%	to	1.55%	14.90%	to	13.09%
2023		124	$32.08	to	$25.96	$3,715	1.63%	0.00%	to	1.55%	19.84%	to	18.00%
2022		106	$26.77	to	$22.00	$2,654	0.98%	0.00%	to	1.55%	-18.71%	to	-19.94%
2021		99	$32.93	to	$27.48	$3,060	1.35%	0.00%	to	1.55%	17.44%	to	15.61%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2060 Portfolio - Initial Class
2025		77	$14.96	to	$14.00	$1,108	1.66%	0.00%	to	1.40%	20.65%	to	18.95%
2024		58	$12.40	to	$11.77	$700	0.18%	0.00%	to	1.40%	15.46%	to	13.83%
2023		36	$10.74	to	$10.34	$383	1.85%	0.00%	to	1.40%	20.40%	to	10.83%
2022	01/14/2022	6	$8.92	to	$8.73	$49	(b)	0.00%	to	1.25%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2060 Portfolio - Service Class
2025		17	$14.58	to	$13.94	$240	1.91%	0.30%	to	1.25%	20.00%	to	18.84%
2024		15	$12.15	to	$11.73	$178	0.00%	0.30%	to	1.25%	14.84%	to	13.77%
2023		9	$10.58	to	$10.31	$94	1.55%	0.30%	to	1.25%	11.02%	to	18.51%
2022	02/03/2022	4	$8.77	to	$8.70	$35	(b)	0.80%	to	1.25%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2060 Portfolio - Service Class 2
2025		9	$14.68	to	$14.00	$132	2.07%	0.00%	to	1.00%	20.23%	to	14.57%
2024		5	$12.21	to	$11.99	$61	0.00%	0.00%	to	0.50%	14.97%	to	14.41%
2023		4	$10.62	to	$10.48	$47	0.00%	0.00%	to	0.50%	19.86%	to	8.26%
2022	08/10/2022	3	$8.86	to	$8.77	$23	(b)	0.00%	to	0.60%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2065 Portfolio - Initial Class
2025		57	$18.96	to	$17.53	$1,036	1.27%	0.00%	to	1.40%	20.84%	to	19.09%
2024		46	$15.69	to	$14.72	$700	0.19%	0.00%	to	1.40%	15.54%	to	13.93%
2023		26	$13.58	to	$12.92	$343	0.00%	0.00%	to	1.40%	20.39%	to	18.75%
2022		15	$11.28	to	$10.88	$159	1.65%	0.00%	to	1.40%	-18.44%	to	-19.59%
2021		6	$13.83	to	$13.53	$83	2.30%	0.00%	to	1.40%	0.58%	to	15.25%
Voya Index Solution 2065 Portfolio - Service Class
2025		36	$18.71	to	$17.45	$639	0.68%	0.00%	to	1.25%	17.38%	to	19.11%
2024		16	$15.51	to	$14.65	$244	0.00%	0.00%	to	1.25%	7.41%	to	13.65%
2023		11	$13.47	to	$12.88	$140	0.00%	0.00%	to	1.25%	20.27%	to	18.71%
2022		9	$11.20	to	$10.85	$103	1.06%	0.00%	to	1.25%	1.73%	to	-19.69%
2021		6	$13.64	to	$13.51	$86	2.11%	0.65%	to	1.25%	17.28%	to	0.30%
Voya Index Solution 2065 Portfolio - Service Class 2
2025		16	$18.55	to	$17.20	$287	1.01%	0.00%	to	1.35%	20.38%	to	18.70%
2024		7	$15.41	to	$14.49	$108	0.00%	0.00%	to	1.35%	15.00%	to	13.47%
2023		4	$13.40	to	$12.77	$51	0.00%	0.00%	to	1.35%	19.96%	to	18.35%
2022	03/01/2022	1	$11.17	to	$10.79	$15	(b)	0.00%	to	1.35%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2070 Portfolio - Initial Class
2025	10/31/2025	—	$10.77	to	$10.70	$5	(e)	0.00%	to	1.25%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution 2070 Portfolio - Service Class
2025	09/08/2025	5	$10.73	to	$10.71	$51	(e)	0.65%	to	0.95%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Solution 2070 Portfolio - Service Class 2
2025	11/24/2025	—	$10.76	to	$10.73	$3	(e)	0.00%	to	0.50%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya Index Solution Income Portfolio - Initial Class
2025		373	$27.03	to	$21.74	$8,574	1.45%	0.00%	to	1.40%	11.83%	to	10.30%
2024		82	$24.17	to	$19.71	$1,794	2.98%	0.00%	to	1.40%	6.90%	to	5.40%
2023		76	$22.61	to	$18.70	$1,560	3.13%	0.00%	to	1.40%	9.23%	to	9.48%
2022		43	$16.61	to	$17.08	$743	2.77%	0.30%	to	1.40%	-14.43%	to	-15.32%
2021		53	$23.71	to	$20.17	$1,063	1.78%	0.00%	to	1.40%	6.09%	to	4.62%
Voya Index Solution Income Portfolio - Service Class
2025		514	$25.89	to	$18.10	$11,864	0.74%	0.00%	to	1.25%	11.55%	to	10.16%
2024		58	$23.21	to	$16.43	$1,190	2.55%	0.00%	to	1.25%	4.55%	to	5.32%
2023		72	$18.51	to	$15.60	$1,401	2.68%	0.00%	to	1.25%	10.77%	to	9.32%
2022		53	$16.71	to	$14.27	$916	2.61%	0.00%	to	1.25%	-14.35%	to	-15.36%
2021		57	$19.51	to	$16.86	$1,155	1.34%	0.00%	to	1.25%	1.14%	to	4.46%
Voya Index Solution Income Portfolio - Service Class 2
2025		103	$22.07	to	$17.67	$2,025	0.82%	0.00%	to	1.40%	11.35%	to	9.82%
2024		24	$19.82	to	$16.09	$422	2.99%	0.00%	to	1.40%	6.50%	to	5.03%
2023		27	$18.61	to	$15.32	$449	2.31%	0.00%	to	1.40%	10.58%	to	9.04%
2022		28	$16.83	to	$14.05	$415	2.49%	0.00%	to	1.40%	-14.48%	to	-15.67%
2021		40	$19.68	to	$16.66	$711	1.61%	0.00%	to	1.40%	5.69%	to	4.26%
Voya International High Dividend Low Volatility Portfolio - Initial Class
2025		4,532	$22.05	to	$16.89	$85,056	4.16%	0.00%	to	1.50%	37.64%	to	35.55%
2024		4,193	$16.02	to	$12.38	$57,092	4.65%	0.00%	to	1.50%	7.23%	to	5.63%
2023		4,873	$14.94	to	$11.72	$62,482	4.52%	0.00%	to	1.50%	14.83%	to	13.24%
2022		5,288	$13.01	to	$10.35	$59,547	4.48%	0.00%	to	1.50%	-8.89%	to	-10.31%
2021		5,517	$14.28	to	$11.54	$68,704	2.48%	0.00%	to	1.50%	12.09%	to	10.43%
Voya International High Dividend Low Volatility Portfolio - Service Class
2025		2	$24.22	to	$21.11	$49	5.48%	0.30%	to	1.00%	11.61%	to	35.84%
2024		1	$17.38	to	$15.54	$24	2.15%	0.40%	to	1.00%	-0.06%	to	6.00%
2023		4	$16.59	to	$14.66	$69	4.72%	0.30%	to	1.00%	9.00%	to	13.38%
2022		4	$14.29	to	$12.93	$58	5.08%	0.40%	to	1.00%	-9.44%	to	-9.96%
2021		4	$15.78	to	$14.36	$60	1.75%	0.40%	to	1.00%	0.83%	to	10.72%
Voya Solution 2030 Portfolio - Initial Class
2025		685	$12.75	to	$11.45	$7,980	2.05%	0.12%	to	1.20%	5.46%	to	13.25%
2024		375	$11.13	to	$10.11	$3,829	1.91%	0.12%	to	1.20%	10.42%	to	9.18%
2023		239	$10.09	to	$9.26	$2,241	2.38%	0.12%	to	1.20%	9.32%	to	14.60%
2022	01/10/2022	76	$8.71	to	$8.08	$618	(b)	0.12%	to	1.20%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2030 Portfolio - Service Class
2025		1,354	$12.82	to	$11.90	$16,567	2.42%	0.00%	to	1.50%	12.85%	to	12.58%
2024		907	$11.05	to	$10.57	$9,782	1.77%	0.30%	to	1.50%	9.95%	to	8.63%
2023		443	$10.05	to	$9.73	$4,375	2.66%	0.30%	to	1.50%	15.12%	to	13.80%
2022		232	$8.73	to	$8.55	$2,008	4.86%	0.30%	to	1.50%	-15.49%	to	-19.03%
2021	11/22/2021	13	$10.68	to	$10.58	$134	(a)	0.50%	to	1.25%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2030 Portfolio - Service Class 2
2025		7	$12.54	to	$11.96	$90	1.49%	0.25%	to	1.25%	13.90%	to	12.72%
2024		4	$11.01	to	$10.61	$44	5.48%	0.25%	to	1.25%	5.26%	to	9.16%
2023		3	$10.01	to	$9.88	$29	6.67%	0.30%	to	0.80%	15.06%	to	10.27%
2022	08/26/2022	—	$8.70	to	$8.65	$1	(b)	0.30%	to	0.65%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2035 Portfolio - Initial Class
2025		1,115	$31.37	to	$21.41	$25,736	2.54%	0.00%	to	1.20%	16.40%	to	14.98%
2024		984	$26.95	to	$18.62	$19,942	1.70%	0.00%	to	1.20%	11.97%	to	10.64%
2023		1,106	$24.07	to	$16.83	$19,616	3.64%	0.00%	to	1.20%	17.99%	to	16.55%
2022		1,015	$20.40	to	$14.44	$15,129	4.16%	0.00%	to	1.20%	-18.37%	to	-19.33%
2021		973	$24.99	to	$17.90	$17,834	2.19%	0.00%	to	1.20%	14.32%	to	12.93%
Voya Solution 2035 Portfolio - Service Class
2025		7,879	$39.69	to	$29.11	$243,724	2.31%	0.00%	to	1.50%	16.05%	to	14.34%
2024		7,825	$34.20	to	$25.46	$210,734	1.67%	0.00%	to	1.50%	11.76%	to	10.12%
2023		8,049	$30.60	to	$23.12	$196,208	3.42%	0.00%	to	1.50%	17.65%	to	15.89%
2022		7,893	$26.01	to	$19.95	$165,846	3.91%	0.00%	to	1.50%	-18.62%	to	-19.85%
2021		7,636	$31.96	to	$24.89	$199,934	2.20%	0.00%	to	1.50%	14.06%	to	12.37%
Voya Solution 2035 Portfolio - Service Class 2
2025		202	$36.62	to	$29.54	$7,082	2.26%	0.20%	to	1.55%	15.59%	to	14.05%
2024		244	$32.63	to	$25.90	$7,430	1.38%	0.00%	to	1.55%	11.67%	to	9.93%
2023		321	$28.82	to	$23.56	$8,766	3.46%	0.10%	to	1.55%	17.30%	to	8.87%
2022		333	$24.88	to	$20.64	$7,750	3.69%	0.00%	to	1.45%	-18.75%	to	-19.91%
2021		355	$30.62	to	$25.77	$10,190	2.16%	0.00%	to	1.45%	13.91%	to	12.29%
Voya Solution 2040 Portfolio - Initial Class
2025		215	$13.84	to	$12.28	$2,640	2.02%	0.12%	to	1.20%	18.09%	to	16.84%
2024		153	$11.72	to	$10.51	$1,613	1.91%	0.12%	to	1.20%	8.02%	to	12.17%
2023		85		$9.37		$793	3.74%		1.20%			18.16%
2022		21		$7.93		$169	5.92%		1.20%			-20.06%
2021	12/27/2021	—		$9.92		$—	(a)		1.20%			(a)
Voya Solution 2040 Portfolio - Service Class
2025		1,095	$13.92	to	$12.91	$14,500	1.85%	0.00%	to	1.50%	17.87%	to	16.10%
2024		860	$11.81	to	$11.12	$9,763	1.35%	0.00%	to	1.50%	13.23%	to	11.53%
2023		453	$10.43	to	$9.97	$4,584	3.22%	0.00%	to	1.50%	19.34%	to	17.57%
2022		153	$8.74	to	$8.48	$1,311	3.66%	0.00%	to	1.50%	-19.30%	to	-20.52%
2021	11/24/2021	—	$10.79	to	$10.67	$2	(a)	0.50%	to	1.50%		(a)
Voya Solution 2040 Portfolio - Service Class 2
2025		12	$13.61	to	$13.20	$162	0.93%	0.25%	to	0.90%	17.43%	to	16.71%
2024		5	$11.59	to	$11.31	$52	0.00%	0.25%	to	0.90%	0.17%	to	12.09%
2023		2	$10.20	to	$10.09	$24	8.16%	0.50%	to	0.90%	5.26%	to	18.01%
2022	03/30/2022	3	$8.59	to	$8.55	$25	(b)	0.60%	to	0.90%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2045 Portfolio - Adviser Class
2025		1		$36.70		$32	0.00%		0.35%			18.66%
2024		1		$30.99		$27	0.00%		0.35%			13.77%
2023		1		$27.24		$24	4.55%		0.35%			19.32%
2022		1		$22.83		$20	4.55%		0.35%			-20.01%
2021		1		$28.54		$24	0.00%		0.35%			16.54%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2045 Portfolio - Initial Class
2025		737	$36.10	to	$24.04	$19,202	2.11%	0.00%	to	1.20%	19.50%	to	18.07%
2024		668	$30.21	to	$20.36	$14,792	1.32%	0.00%	to	1.20%	14.65%	to	13.24%
2023		919	$26.35	to	$17.98	$16,977	3.46%	0.00%	to	1.20%	20.32%	to	18.92%
2022		861	$21.90	to	$15.12	$13,305	4.20%	0.00%	to	1.20%	-19.28%	to	-20.25%
2021		818	$27.13	to	$18.96	$15,711	1.88%	0.00%	to	1.20%	17.50%	to	16.11%
Voya Solution 2045 Portfolio - Service Class
2025		5,748	$45.53	to	$33.39	$204,194	1.87%	0.00%	to	1.50%	19.16%	to	17.36%
2024		5,678	$38.21	to	$28.45	$171,790	1.43%	0.00%	to	1.50%	14.26%	to	12.58%
2023		5,672	$33.44	to	$25.27	$152,039	3.27%	0.00%	to	1.50%	20.11%	to	18.31%
2022		5,534	$27.84	to	$21.36	$125,223	3.89%	0.00%	to	1.50%	-19.51%	to	-20.71%
2021		5,355	$34.59	to	$26.94	$152,015	1.92%	0.00%	to	1.50%	17.25%	to	15.52%
Voya Solution 2045 Portfolio - Service Class 2
2025		72	$43.71	to	$34.71	$2,917	1.59%	0.00%	to	1.45%	19.07%	to	17.34%
2024		119	$36.71	to	$29.58	$4,106	1.18%	0.00%	to	1.45%	14.11%	to	12.47%
2023		141	$32.17	to	$25.93	$4,216	3.22%	0.00%	to	1.55%	4.24%	to	18.13%
2022		145	$26.47	to	$21.95	$3,622	3.64%	0.10%	to	1.55%	-2.93%	to	-20.96%
2021		145	$33.39	to	$27.77	$4,510	2.04%	0.00%	to	1.55%	12.80%	to	15.32%
Voya Solution 2050 Portfolio - Initial Class
2025		137	$14.36	to	$12.69	$1,759	1.71%	0.12%	to	1.20%	19.77%	to	18.49%
2024		97	$11.99	to	$10.71	$1,055	1.38%	0.12%	to	1.20%	15.07%	to	13.82%
2023		71	$10.44	to	$9.41	$686	3.25%	0.12%	to	1.20%	11.42%	to	19.42%
2022		14		$7.88		$114	3.51%		1.20%			-20.40%
2021	12/06/2021	—		$9.90		$—	(a)		1.20%			(a)
Voya Solution 2050 Portfolio - Service Class
2025		1,039	$14.45	to	$13.41	$14,276	1.64%	0.00%	to	1.50%	19.52%	to	17.73%
2024		656	$12.09	to	$11.39	$7,611	1.28%	0.00%	to	1.50%	9.31%	to	13.22%
2023		420	$10.44	to	$10.06	$4,279	2.92%	0.25%	to	1.50%	20.14%	to	18.77%
2022		181	$8.69	to	$8.47	$1,546	3.60%	0.25%	to	1.50%	-19.83%	to	-20.84%
2021	12/02/2021	1	$10.83	to	$10.70	$11	(a)	0.35%	to	1.50%		(a)
Voya Solution 2050 Portfolio - Service Class 2
2025		13	$14.13	to	$13.70	$185	1.35%	0.25%	to	0.90%	19.14%	to	18.41%
2024		9	$11.86	to	$11.57	$111	1.23%	0.25%	to	0.90%	14.48%	to	13.65%
2023		5	$10.36	to	$10.18	$52	2.82%	0.25%	to	0.90%	8.60%	to	19.34%
2022		2	$8.62	to	$8.53	$19	0.00%	0.30%	to	0.90%	-5.38%	to	-5.64%
2021	11/19/2021	—		$10.75		$—	(a)	0.60%	to	0.65%		(a)
Voya Solution 2055 Portfolio - Initial Class
2025		605	$45.00	to	$24.46	$16,414	1.89%	0.00%	to	1.20%	19.90%	to	18.51%
2024		537	$37.53	to	$20.64	$12,460	1.33%	0.00%	to	1.20%	15.33%	to	13.97%
2023		526	$32.54	to	$18.11	$10,430	3.44%	0.00%	to	1.20%	20.92%	to	19.46%
2022		508	$26.91	to	$15.16	$8,468	3.99%	0.00%	to	1.20%	-19.53%	to	-20.50%
2021		438	$33.44	to	$19.07	$8,993	1.56%	0.00%	to	1.20%	17.50%	to	16.14%
Voya Solution 2055 Portfolio - Service Class
2025		2,324	$43.32	to	$34.25	$80,220	1.70%	0.00%	to	1.50%	19.64%	to	17.86%
2024		2,228	$36.21	to	$29.06	$65,143	1.21%	0.00%	to	1.50%	15.06%	to	13.34%
2023		2,123	$31.47	to	$25.64	$54,855	3.00%	0.00%	to	1.50%	20.67%	to	18.87%
2022		2,026	$26.08	to	$21.57	$44,197	3.87%	0.00%	to	1.50%	-19.80%	to	-20.99%
2021		1,779	$32.52	to	$27.30	$49,111	2.20%	0.00%	to	1.50%	17.32%	to	15.58%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2055 Portfolio - Service Class 2
2025		73	$42.32	to	$33.20	$2,898	1.52%	0.00%	to	1.55%	19.51%	to	17.65%
2024		67	$35.41	to	$28.22	$2,217	0.99%	0.00%	to	1.55%	14.89%	to	13.15%
2023		63	$30.82	to	$24.94	$1,818	3.09%	0.00%	to	1.55%	4.23%	to	10.65%
2022		60	$25.28	to	$21.85	$1,420	3.51%	0.10%	to	1.25%	-2.73%	to	-20.86%
2021		52	$31.93	to	$27.61	$1,546	2.32%	0.00%	to	1.25%	5.83%	to	3.52%
Voya Solution 2060 Portfolio - Initial Class
2025		98	$14.36	to	$12.69	$1,261	1.89%	0.12%	to	1.20%	19.77%	to	18.49%
2024		69	$11.99	to	$10.71	$751	1.43%	0.12%	to	1.20%	15.18%	to	14.06%
2023		38	$10.41	to	$9.39	$365	3.65%	0.12%	to	1.20%	12.54%	to	19.47%
2022		9		$7.86		$73	2.74%		1.20%			-20.61%
2021	12/27/2021	—		$9.90		$—	(a)		1.20%			(a)
Voya Solution 2060 Portfolio - Service Class
2025		589	$14.40	to	$13.41	$8,120	1.67%	0.00%	to	1.50%	5.26%	to	17.84%
2024		402	$11.97	to	$11.38	$4,674	1.25%	0.15%	to	1.50%	7.16%	to	13.35%
2023		199	$10.36	to	$10.04	$2,028	2.73%	0.35%	to	1.50%	20.19%	to	18.82%
2022		54	$8.62	to	$8.45	$463	2.71%	0.35%	to	1.50%	-20.11%	to	-21.03%
2021	10/08/2021	5	$10.79	to	$10.72	$54	(a)	0.35%	to	1.25%		(a)
Voya Solution 2060 Portfolio - Service Class 2
2025		21	$14.29	to	$13.47	$300	1.40%	0.00%	to	1.25%	19.48%	to	17.95%
2024		11	$11.96	to	$11.42	$129	1.08%	0.00%	to	1.25%	14.89%	to	14.09%
2023		6	$10.41	to	$10.16	$57	2.74%	0.00%	to	0.90%	4.31%	to	16.11%
2022		2	$8.61	to	$8.52	$16	0.00%	0.25%	to	0.80%	6.30%	to	-20.60%
2021	09/02/2021	—	$10.75	to	$10.73	$1	(a)	0.60%	to	0.80%		(a)
Voya Solution 2065 Portfolio - Initial Class
2025		86	$18.25	to	$17.45	$1,504	3.11%	0.12%	to	1.20%	19.91%	to	18.55%
2024		85	$15.22	to	$14.72	$1,258	2.53%	0.12%	to	1.20%	9.03%	to	14.11%
2023		62	$13.24	to	$12.90	$796	5.23%	0.12%	to	1.20%	3.44%	to	19.56%
2022		40		$10.79		$427	5.61%		1.20%			-20.60%
2021	12/13/2021	—		$13.59		$1	(a)		1.20%			(a)
Voya Solution 2065 Portfolio - Service Class
2025		666	$18.42	to	$16.94	$11,680	3.08%	0.00%	to	1.50%	19.84%	to	18.05%
2024		517	$15.37	to	$14.35	$7,616	2.30%	0.00%	to	1.50%	15.04%	to	13.35%
2023		333	$13.36	to	$12.66	$4,308	1.22%	0.00%	to	1.50%	20.80%	to	18.98%
2022		207	$11.06	to	$10.64	$2,238	3.33%	0.00%	to	1.50%	-19.86%	to	-21.01%
2021		101	$13.74	to	$13.47	$1,367	5.23%	0.25%	to	1.50%	3.08%	to	15.52%
Voya Solution 2065 Portfolio - Service Class 2
2025		10	$18.27	to	$17.04	$186	3.02%	0.00%	to	1.25%	19.57%	to	18.01%
2024		5	$15.28	to	$14.44	$79	1.75%	0.00%	to	1.25%	10.25%	to	14.15%
2023		3	$13.15	to	$12.87	$35	0.00%	0.30%	to	0.90%	20.09%	to	19.39%
2022	01/26/2022	2	$10.95	to	$10.78	$16	(b)	0.30%	to	0.90%		(b)
2021		(b)		(b)		(b)	(b)		(b)			(b)
Voya Solution 2070 Portfolio - Initial Class
2025	09/24/2025	1	$10.74	to	$10.68	$13	(e)	0.12%	to	1.20%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution 2070 Portfolio - Service Class
2025	08/15/2025	24	$10.72	to	$10.64	$258	(e)	0.20%	to	1.50%		(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution 2070 Portfolio - Service Class 2
2025	12/02/2025	—		$10.68		$1	(e)		0.90%			(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya Solution Aggressive Portfolio - Initial Class
2025		7,731	$12.35	to	$11.94	$94,088	1.90%	0.00%	to	1.95%	16.84%	to	14.76%
2024	07/08/2024	8,055	$10.57	to	$10.42	$84,707	(d)	0.00%	to	1.95%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Balanced Portfolio - Initial Class
2025		6,249	$11.82	to	$11.50	$72,841	2.31%	0.00%	to	1.50%	12.89%	to	11.38%
2024	07/08/2024	6,404	$10.47	to	$10.34	$66,710	(d)	0.00%	to	1.50%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Balanced Portfolio - Service Class
2025		431	$25.64	to	$21.50	$9,946	2.07%	0.50%	to	1.50%	12.11%	to	11.00%
2024		422	$22.87	to	$19.37	$8,764	0.29%	0.50%	to	1.50%	11.78%	to	10.69%
2023		422	$21.28	to	$17.50	$7,876	3.96%	0.25%	to	1.50%	15.78%	to	14.38%
2022		409	$18.38	to	$15.30	$6,660	3.48%	0.25%	to	1.50%	-18.09%	to	-19.13%
2021		405	$22.44	to	$18.92	$8,118	1.86%	0.25%	to	1.50%	13.68%	to	12.28%
Voya Solution Conservative Portfolio - Initial Class
2025		3,346	$11.55	to	$11.27	$37,902	2.62%	0.00%	to	1.50%	8.35%	to	6.72%
2024	07/08/2024	3,556	$10.66	to	$10.23	$37,544	(d)	0.00%	to	1.50%		(d)
2023		(d)		(d)		(d)	(d)		(d)			(d)
2022		(d)		(d)		(d)	(d)		(d)			(d)
2021		(d)		(d)		(d)	(d)		(d)			(d)
Voya Solution Income Portfolio - Adviser Class
2025		24		$22.46		$548	2.56%		0.35%			10.22%
2024		15		$20.38		$310	2.52%		0.35%			5.54%
2023		17		$19.31		$325	2.76%		0.35%			10.09%
2022		19		$17.54		$326	3.64%		0.35%			-15.63%
2021		21		$20.79		$443	2.65%		0.35%			5.80%
Voya Solution Income Portfolio - Initial Class
2025		1,057	$19.75	to	$15.26	$17,767	2.21%	0.00%	to	1.20%	11.20%	to	9.86%
2024		397	$17.76	to	$13.89	$6,434	2.67%	0.00%	to	1.20%	6.47%	to	5.23%
2023		530	$16.68	to	$13.20	$7,804	3.26%	0.00%	to	1.20%	10.90%	to	9.54%
2022		593	$15.04	to	$12.05	$7,945	4.23%	0.00%	to	1.20%	-14.79%	to	-15.79%
2021		830	$17.65	to	$14.31	$13,276	3.33%	0.00%	to	1.20%	6.65%	to	5.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Solution Income Portfolio - Service Class
2025		7,025	$25.89	to	$18.99	$146,776	1.04%	0.00%	to	1.50%	10.93%	to	9.26%
2024		1,250	$23.34	to	$17.38	$23,626	2.67%	0.00%	to	1.50%	6.24%	to	4.70%
2023		1,405	$21.97	to	$16.60	$25,230	3.02%	0.00%	to	1.50%	10.57%	to	8.92%
2022		1,672	$19.87	to	$15.24	$27,420	3.89%	0.00%	to	1.50%	-15.01%	to	-16.26%
2021		1,771	$23.38	to	$18.20	$34,555	2.98%	0.00%	to	1.50%	6.37%	to	4.78%
Voya Solution Income Portfolio - Service Class 2
2025		296	$22.31	to	$17.43	$6,068	1.57%	0.00%	to	1.55%	10.72%	to	9.01%
2024		103	$20.15	to	$15.99	$1,932	2.51%	0.00%	to	1.55%	6.05%	to	4.44%
2023		120	$19.00	to	$15.31	$2,124	2.98%	0.00%	to	1.55%	10.47%	to	8.74%
2022		143	$17.20	to	$14.08	$2,300	3.58%	0.00%	to	1.55%	-15.15%	to	-16.49%
2021		155	$20.27	to	$16.86	$2,950	3.13%	0.00%	to	1.55%	6.24%	to	4.66%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2025		866	$46.50	to	$37.48	$36,608	1.97%	0.00%	to	1.40%	5.32%	to	3.85%
2024		915	$44.15	to	$36.09	$36,816	1.68%	0.00%	to	1.40%	8.21%	to	6.71%
2023		1,021	$40.80	to	$33.82	$37,681	2.17%	0.00%	to	1.40%	9.09%	to	7.57%
2022		1,108	$37.40	to	$31.44	$37,653	1.45%	0.00%	to	1.40%	-5.39%	to	-6.71%
2021		1,122	$39.53	to	$33.70	$40,803	1.07%	0.00%	to	1.40%	27.56%	to	25.79%
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2025		1,448	$76.29	to	$53.48	$55,581	1.78%	0.00%	to	1.50%	4.98%	to	3.42%
2024		1,651	$72.67	to	$51.71	$61,657	1.43%	0.00%	to	1.50%	8.03%	to	6.40%
2023		1,806	$67.27	to	$48.59	$63,458	1.93%	0.00%	to	1.50%	8.76%	to	7.14%
2022		1,942	$61.85	to	$45.35	$64,113	1.16%	0.00%	to	1.50%	-5.60%	to	-7.01%
2021		2,011	$65.52	to	$48.77	$71,650	0.85%	0.00%	to	1.50%	27.30%	to	25.40%
VY® Baron Growth Portfolio - Adviser Class
2025		3		$45.30		$137	0.00%		0.35%			-10.47%
2024		4		$51.14		$201	0.00%		0.35%			4.01%
2023		7		$49.17		$324	0.00%		0.35%			14.16%
2022		7		$43.07		$294	0.00%		0.35%			-24.17%
2021		8		$56.80		$445	0.00%		0.35%			19.73%
VY® Baron Growth Portfolio - Service Class
2025		2,306	$79.86	to	$55.98	$110,426	0.27%	0.00%	to	1.50%	-10.95%	to	-12.27%
2024		2,687	$89.68	to	$63.81	$146,085	0.00%	0.00%	to	1.50%	4.67%	to	3.10%
2023		2,983	$85.68	to	$61.89	$159,295	0.00%	0.00%	to	1.50%	14.79%	to	13.08%
2022		3,161	$74.64	to	$54.73	$148,840	0.00%	0.00%	to	1.50%	-23.69%	to	-24.82%
2021		3,319	$97.81	to	$72.80	$204,375	0.00%	0.00%	to	1.50%	20.43%	to	18.62%
VY® Columbia Contrarian Core Portfolio - Service Class
2025		211	$126.39	to	$87.99	$20,465	0.31%	0.00%	to	1.50%	17.08%	to	15.34%
2024		251	$107.95	to	$76.29	$20,615	0.30%	0.00%	to	1.50%	23.08%	to	21.23%
2023		268	$87.71	to	$62.92	$18,008	1.68%	0.00%	to	1.50%	31.76%	to	29.79%
2022		261	$66.57	to	$48.48	$13,380	0.29%	0.00%	to	1.50%	-18.65%	to	-19.85%
2021		274	$81.83	to	$60.49	$17,506	0.40%	0.00%	to	1.50%	23.95%	to	22.10%
VY® Columbia Small Cap Value II Portfolio - Service Class
2025		276	$39.85	to	$29.66	$9,414	1.57%	0.00%	to	1.50%	8.02%	to	6.42%
2024		292	$36.89	to	$27.87	$9,231	1.78%	0.00%	to	1.50%	-0.22%	to	9.59%
2023		327	$31.71	to	$25.43	$9,349	0.49%	0.25%	to	1.50%	13.53%	to	12.17%
2022		384	$27.93	to	$22.67	$9,707	0.02%	0.25%	to	1.50%	-14.11%	to	-15.19%
2021		437	$32.52	to	$26.73	$12,846	0.29%	0.25%	to	1.50%	33.88%	to	32.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® Invesco Comstock Portfolio - Adviser Class
2025		3		$47.98		$121	1.27%		0.35%			16.32%
2024		5		$41.25		$195	1.53%		0.35%			14.04%
2023		5		$36.17		$196	1.64%		0.35%			11.29%
2022		5		$32.50		$169	1.10%		0.35%			-0.21%
2021		6		$32.57		$193	0.93%		0.35%			32.24%
VY® Invesco Comstock Portfolio - Service Class
2025		1,738	$43.78	to	$40.88	$85,711	1.34%	0.00%	to	1.95%	17.03%	to	14.80%
2024		1,902	$52.18	to	$35.63	$81,173	1.57%	0.00%	to	1.95%	6.88%	to	12.47%
2023		2,054	$32.62	to	$31.68	$78,070	1.71%	0.00%	to	1.95%	12.06%	to	9.85%
2022		2,174	$40.60	to	$28.84	$75,770	1.62%	0.00%	to	1.95%	1.17%	to	-1.57%
2021		1,983	$29.01	to	$29.30	$70,222	1.56%	0.00%	to	1.95%	32.95%	to	30.34%
VY® Invesco Equity and Income Portfolio - Adviser Class
2025		16		$36.85		$580	1.48%		0.35%			11.90%
2024		19		$32.94		$639	1.84%		0.35%			11.06%
2023		48		$29.66		$1,424	1.80%		0.35%			9.33%
2022		50		$27.13		$1,359	1.15%		0.35%			-8.41%
2021		59		$29.62		$1,759	1.01%		0.35%			17.87%
VY® Invesco Equity and Income Portfolio - Initial Class
2025		6,854	$46.30	to	$30.79	$255,846	1.89%	0.00%	to	1.95%	12.79%	to	10.64%
2024		7,574	$41.05	to	$27.84	$253,130	3.29%	0.00%	to	1.95%	12.01%	to	9.82%
2023		9,157	$36.65	to	$25.35	$264,976	2.22%	0.00%	to	1.95%	10.26%	to	8.10%
2022		9,884	$33.24	to	$23.45	$261,891	1.66%	0.00%	to	1.95%	-7.62%	to	-9.42%
2021		10,551	$35.98	to	$25.89	$305,320	1.46%	0.00%	to	1.95%	18.82%	to	16.52%
VY® Invesco Equity and Income Portfolio - Service Class
2025		14	$23.46	to	$20.52	$714	1.79%	0.10%	to	1.25%	12.41%	to	7.15%
2024		13	$20.87	to	$104.12	$627	2.37%	0.10%	to	1.00%	11.60%	to	10.60%
2023		45	$18.70	to	$94.14	$1,145	1.92%	0.10%	to	1.00%	9.87%	to	8.88%
2022		48	$17.02	to	$86.46	$1,141	1.52%	0.10%	to	1.00%	-6.07%	to	-8.75%
2021		47	$18.41	to	$94.75	$1,228	1.26%	0.15%	to	1.00%	18.32%	to	17.35%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2025		131		$18.41		$3,614	1.08%		0.12%			4.48%
2024		153		$17.62		$3,995	0.39%		0.12%			14.12%
2023		699		$15.44		$17,996	1.23%		0.12%			10.68%
2022		787		$13.95		$18,128	1.08%		0.12%			-8.70%
2021		886		$15.28		$22,525	0.94%		0.55%			28.62%
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2025		745	$78.50	to	$45.92	$46,315	0.75%	0.00%	to	1.50%	4.36%	to	2.82%
2024		855	$75.22	to	$44.66	$51,183	0.84%	0.00%	to	1.50%	14.04%	to	-0.93%
2023		963	$65.96	to	$39.36	$50,871	1.00%	0.00%	to	1.55%	10.54%	to	8.85%
2022		1,065	$59.67	to	$36.16	$51,265	0.88%	0.00%	to	1.55%	-8.62%	to	-10.03%
2021		1,149	$65.30	to	$40.19	$60,843	0.67%	0.00%	to	1.55%	29.51%	to	1.26%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2025		7,714	$88.15	to	$62.30	$515,939	0.00%	0.00%	to	1.50%	9.93%	to	8.29%
2024		8,523	$80.19	to	$57.53	$529,061	0.00%	0.00%	to	1.50%	23.92%	to	22.07%
2023		9,739	$64.71	to	$47.13	$495,689	0.00%	0.00%	to	1.50%	20.95%	to	19.17%
2022		10,397	$53.50	to	$39.55	$442,902	0.00%	0.00%	to	1.50%	-24.34%	to	-25.48%
2021		11,242	$70.71	to	$53.07	$638,349	0.00%	0.00%	to	1.50%	13.81%	to	12.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2025		31	$75.79	to	$46.53	$1,580	0.00%	0.35%	to	1.25%	-4.69%	to	8.31%
2024		33	$70.82	to	$42.96	$1,562	0.00%	0.25%	to	1.25%	23.14%	to	21.91%
2023		36	$57.51	to	$35.23	$1,419	0.00%	0.25%	to	1.25%	17.68%	to	19.06%
2022		38	$46.90	to	$29.59	$1,234	0.00%	0.35%	to	1.25%	0.84%	to	-25.39%
2021		37	$63.45	to	$39.66	$1,623	0.00%	0.25%	to	1.25%	13.30%	to	12.16%
Voya Growth and Income Portfolio - Class A
2025		18		$55.74		$995	0.00%		0.35%			17.46%
2024		25		$47.53		$1,169	0.44%		0.35%			23.29%
2023		28		$38.67		$1,089	0.67%		0.35%			26.33%
2022		32		$30.61		$988	0.56%		0.35%			-15.37%
2021		42		$36.17		$1,510	0.52%		0.35%			27.94%
Voya Growth and Income Portfolio - Class I
2025		12,286	$70.54	to	$55.82	$1,452,907	0.31%	0.00%	to	1.95%	18.22%	to	16.09%
2024		13,871	$59.67	to	$48.16	$1,411,319	0.87%	0.00%	to	1.95%	23.85%	to	21.43%
2023		15,465	$48.18	to	$39.66	$1,306,625	1.14%	0.00%	to	1.95%	27.39%	to	24.91%
2022		16,913	$37.82	to	$31.75	$1,136,069	1.05%	0.00%	to	1.95%	-14.70%	to	-16.38%
2021		18,167	$44.34	to	$37.97	$1,476,982	1.03%	0.00%	to	1.95%	29.01%	to	26.52%
Voya Growth and Income Portfolio - Class S
2025		10	$83.81	to	$72.15	$563	0.19%	0.30%	to	1.20%	17.58%	to	16.52%
2024		10	$71.28	to	$60.48	$468	0.73%	0.30%	to	1.35%	23.19%	to	21.89%
2023		9	$57.86	to	$49.61	$353	0.98%	0.30%	to	1.35%	26.69%	to	25.34%
2022		8	$45.67	to	$39.58	$257	0.71%	0.30%	to	1.35%	-15.22%	to	-16.09%
2021		8	$53.87	to	$47.17	$308	0.66%	0.30%	to	1.35%	9.80%	to	27.01%
Voya Global High Dividend Low Volatility Portfolio - Class I
2025		4,270	$22.49	to	$19.06	$85,381	2.44%	0.00%	to	1.50%	18.99%	to	17.29%
2024		4,560	$18.90	to	$16.25	$77,267	2.84%	0.00%	to	1.50%	6.24%	to	11.23%
2023		4,900	$16.73	to	$14.61	$74,161	2.93%	0.00%	to	1.50%	6.70%	to	5.18%
2022		5,260	$15.68	to	$13.89	$75,197	2.66%	0.00%	to	1.50%	-4.91%	to	-6.34%
2021		5,556	$16.49	to	$14.78	$84,083	2.58%	0.00%	to	1.55%	13.02%	to	19.00%
Voya Global High Dividend Low Volatility Portfolio - Class S
2025		607	$20.84	to	$19.69	$12,075	2.10%	0.12%	to	1.25%	18.54%	to	17.27%
2024		614	$17.58	to	$16.79	$10,419	2.59%	0.12%	to	1.25%	12.55%	to	11.27%
2023		656	$15.62	to	$15.09	$9,979	2.64%	0.12%	to	1.25%	6.33%	to	5.08%
2022		707	$14.69	to	$14.36	$10,217	2.43%	0.12%	to	1.25%	-5.53%	to	-6.27%
2021		728	$16.33	to	$15.38	$11,213	2.30%	0.35%	to	1.20%	20.16%	to	19.13%
Voya Index Plus LargeCap Portfolio - Class I
2025		5,463	$86.52	to	$50.81	$510,410	0.72%	0.00%	to	1.95%	15.21%	to	12.99%
2024		5,867	$75.10	to	$44.97	$481,867	0.87%	0.00%	to	1.95%	25.21%	to	22.77%
2023		6,239	$59.98	to	$36.62	$414,419	0.95%	0.00%	to	1.95%	26.06%	to	23.63%
2022		6,784	$47.58	to	$29.62	$360,891	0.80%	0.00%	to	1.95%	-19.04%	to	-20.61%
2021		6,973	$58.77	to	$37.31	$479,099	1.03%	0.00%	to	1.95%	29.25%	to	26.73%
Voya Index Plus LargeCap Portfolio - Class S
2025		6	$61.60	to	$11.06	$83	2.04%	0.35%	to	0.95%	14.68%	to	10.63%
2024		—		$53.81		$15	0.00%		0.35%			24.47%
2023		—		$43.23		$15	0.00%		0.35%			25.30%
2022		—		$34.50		$11	1.12%		0.35%			-19.52%
2021		4		$42.87		$167	0.67%		0.35%			28.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Index Plus MidCap Portfolio - Class I
2025		4,668	$114.78	to	$40.89	$336,390	0.63%	0.00%	to	1.95%	8.16%	to	6.10%
2024		4,802	$106.12	to	$38.54	$323,652	1.07%	0.00%	to	1.95%	15.17%	to	12.92%
2023		5,143	$92.14	to	$34.12	$305,645	1.07%	0.00%	to	1.95%	17.53%	to	15.23%
2022		5,493	$78.40	to	$29.61	$279,654	0.85%	0.00%	to	1.95%	-14.29%	to	-15.95%
2021		5,944	$91.47	to	$35.23	$352,043	0.91%	0.00%	to	1.95%	27.73%	to	25.28%
Voya Index Plus MidCap Portfolio - Class S
2025		76	$45.13	to	$10.11	$1,144	0.85%	0.35%	to	0.95%	7.67%	to	1.08%
2024		1		$41.98		$37	0.00%		0.35%			14.51%
2023		1		$36.66		$46	0.00%		0.35%			16.79%
2022		1		$31.39		$37	0.00%		0.35%			-14.82%
2021		1		$36.85		$46	0.00%		0.35%			27.07%
Voya Index Plus SmallCap Portfolio - Class I
2025		2,600	$76.38	to	$36.82	$141,846	0.67%	0.00%	to	1.80%	8.28%	to	6.32%
2024		2,595	$70.54	to	$34.63	$136,995	1.24%	0.00%	to	1.80%	8.69%	to	6.75%
2023		2,794	$64.90	to	$31.48	$137,039	1.02%	0.00%	to	1.95%	18.21%	to	15.91%
2022		2,953	$54.90	to	$27.16	$123,715	0.88%	0.00%	to	1.95%	-14.00%	to	-15.65%
2021		3,139	$63.84	to	$32.20	$153,650	0.73%	0.00%	to	1.95%	28.45%	to	25.93%
Voya Index Plus SmallCap Portfolio - Class S
2025		10		$38.37		$375	0.50%		0.35%			8.13%
2024		1		$35.61		$29	0.00%		0.35%			8.01%
2023		1		$32.97		$46	1.44%		0.35%			17.50%
2022		3		$28.06		$93	0.74%		0.35%			-14.50%
2021		5		$32.82		$176	0.62%		0.35%			27.70%
Voya International Index Portfolio - Class I
2025		4,538	$20.78	to	$15.54	$85,532	2.40%	0.00%	to	1.65%	30.86%	to	28.75%
2024		4,026	$15.88	to	$12.07	$57,627	2.91%	0.00%	to	1.65%	3.05%	to	1.34%
2023		4,269	$15.41	to	$11.91	$59,916	4.84%	0.00%	to	1.65%	17.72%	to	15.86%
2022		4,065	$13.09	to	$10.28	$48,696	3.00%	0.00%	to	1.65%	-14.61%	to	-16.01%
2021		3,357	$15.33	to	$12.24	$47,878	1.98%	0.00%	to	1.65%	10.93%	to	9.09%
Voya International Index Portfolio - Class S
2025		6		$31.64		$197	3.85%		0.35%			30.38%
2024		3		$24.34		$63	3.20%		0.35%			2.35%
2023		3		$23.78		$62	5.13%		0.35%			17.14%
2022		3		$20.30		$55	0.00%		0.35%			-15.17%
2021		1		$23.93		$12	0.00%		0.35%			10.23%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2025		2,363	$151.08	to	$117.70	$301,820	0.16%	0.00%	to	1.50%	18.12%	to	16.36%
2024		2,463	$127.90	to	$101.15	$268,574	0.40%	0.00%	to	1.50%	20.59%	to	32.59%
2023		2,448	$95.02	to	$76.28	$200,338	0.48%	0.00%	to	1.50%	45.98%	to	43.82%
2022		2,199	$65.09	to	$53.04	$124,314	0.41%	0.00%	to	1.50%	-30.03%	to	-31.07%
2021		2,210	$93.02	to	$76.95	$180,106	0.50%	0.00%	to	1.50%	30.66%	to	28.72%
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2025		53	$139.92	to	$118.77	$6,943	0.08%	0.00%	to	1.20%	17.82%	to	16.42%
2024		56	$118.76	to	$101.22	$6,271	0.20%	0.00%	to	1.25%	34.25%	to	32.57%
2023		57	$88.46	to	$76.34	$4,766	0.23%	0.00%	to	1.25%	45.66%	to	43.85%
2022		51	$60.73	to	$53.07	$2,945	0.11%	0.00%	to	1.25%	-30.21%	to	-31.08%
2021		52	$87.02	to	$76.52	$4,344	0.33%	0.00%	to	1.30%	30.37%	to	14.60%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya Russell™ Large Cap Index Portfolio - Class I
2025		7,931	$69.83	to	$53.41	$488,690	1.55%	0.00%	to	1.55%	18.74%	to	16.92%
2024		8,144	$58.81	to	$45.68	$425,832	1.06%	0.00%	to	1.55%	26.96%	to	24.98%
2023		7,889	$46.32	to	$36.55	$326,816	1.25%	0.00%	to	1.55%	29.39%	to	27.44%
2022		7,500	$35.80	to	$28.68	$241,459	0.64%	0.00%	to	1.55%	-20.05%	to	-21.30%
2021		7,324	$44.78	to	$36.44	$295,849	1.10%	0.00%	to	1.55%	27.40%	to	25.44%
Voya Russell™ Large Cap Index Portfolio - Class S
2025		4		$88.97		$378	1.31%		0.95%			17.61%
2024		5		$75.79		$386	0.82%		0.95%			25.42%
2023		6		$60.43		$344	0.94%		0.95%			27.84%
2022		6		$47.27		$295	0.46%		0.95%			-21.02%
2021		10		$59.85		$569	0.90%		0.95%			25.92%
Voya Russell™ Large Cap Value Index Portfolio - Class I
2025		80	$11.16	to	$49.30	$2,466	11.61%	0.95%	to	1.25%	11.65%	to	16.60%
2024		14	$42.99	to	$42.32	$617	2.09%	1.15%	to	1.25%	13.67%	to	13.55%
2023		17	$37.82	to	$37.27	$630	2.11%	1.15%	to	1.25%	9.02%	to	8.91%
2022		17	$34.69	to	$34.22	$605	1.17%	1.15%	to	1.25%	-6.57%	to	-6.68%
2021		16	$37.13	to	$36.67	$592	2.21%	1.15%	to	1.25%	21.58%	to	21.46%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2025		666	$58.22	to	$45.35	$31,176	5.25%	0.00%	to	1.50%	17.69%	to	15.93%
2024		637	$49.47	to	$39.12	$27,097	1.84%	0.00%	to	1.50%	14.67%	to	12.97%
2023		650	$43.14	to	$34.63	$24,324	1.81%	0.00%	to	1.50%	9.97%	to	8.35%
2022		676	$39.23	to	$31.96	$23,164	1.11%	0.00%	to	1.50%	-5.70%	to	-7.12%
2021		676	$41.60	to	$34.41	$24,688	1.89%	0.00%	to	1.50%	22.71%	to	20.91%
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2025		327	$83.09	to	$64.73	$23,212	0.01%	0.00%	to	1.50%	8.08%	to	6.48%
2024		356	$76.88	to	$60.79	$23,562	0.15%	0.00%	to	1.50%	21.28%	to	19.45%
2023		371	$63.39	to	$50.89	$20,422	0.20%	0.00%	to	1.50%	25.00%	to	23.16%
2022		381	$50.71	to	$41.32	$16,958	0.00%	0.00%	to	1.50%	-27.15%	to	-28.24%
2021		410	$69.61	to	$57.58	$25,198	0.02%	0.00%	to	1.50%	12.02%	to	10.35%
Voya Russell™ Mid Cap Index Portfolio - Class I
2025		5,738	$48.32	to	$37.08	$223,904	1.15%	0.00%	to	1.50%	10.09%	to	8.45%
2024		6,074	$43.89	to	$34.19	$216,603	1.18%	0.00%	to	1.50%	14.90%	to	13.17%
2023		7,407	$38.20	to	$30.21	$216,096	1.76%	0.00%	to	1.50%	16.82%	to	15.09%
2022		7,686	$32.70	to	$26.25	$191,917	0.97%	0.00%	to	1.50%	-17.61%	to	-18.86%
2021		8,112	$39.69	to	$32.34	$244,259	0.97%	0.00%	to	1.50%	22.16%	to	20.36%
Voya Russell™ Small Cap Index Portfolio - Class I
2025		3,720	$42.22	to	$32.40	$110,158	1.40%	0.00%	to	1.50%	12.50%	to	10.85%
2024		3,813	$37.53	to	$29.23	$100,337	1.11%	0.00%	to	1.50%	11.13%	to	9.43%
2023		5,057	$33.77	to	$26.70	$110,757	1.86%	0.00%	to	1.50%	16.69%	to	14.94%
2022		5,224	$28.94	to	$23.23	$97,526	0.81%	0.00%	to	1.50%	-20.71%	to	-21.89%
2021		5,503	$36.50	to	$29.74	$128,687	0.65%	0.00%	to	1.50%	14.35%	to	12.65%
Voya Small Company Portfolio - Class I
2025		1,589	$87.59	to	$43.59	$113,704	1.01%	0.00%	to	1.50%	8.58%	to	6.97%
2024		1,782	$80.67	to	$40.75	$120,350	0.85%	0.00%	to	1.50%	10.57%	to	8.90%
2023		2,015	$72.96	to	$37.42	$123,906	0.45%	0.00%	to	1.50%	18.00%	to	16.25%
2022		2,153	$61.83	to	$32.19	$113,620	0.00%	0.00%	to	1.50%	-16.68%	to	-17.92%
2021		2,284	$74.21	to	$39.22	$146,809	0.15%	0.00%	to	1.50%	14.77%	to	13.06%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund		Unit Fair Value			Net	Investment				Total ReturnD
	Inception	Units	Corresponding to			Assets	Income	Expense RatioC			Corresponding to
	DateA	(000s)	Lowest to Highest Expense Ratio			(000s)	RatioB	Lowest to Highest			Lowest to Highest Expense Ratio
Voya U.S. Bond Index Portfolio - Class I
2025		2,723	$15.62	to	$11.38	$36,102	3.88%	0.00%	to	1.80%	6.69%	to	4.79%
2024		2,282	$14.64	to	$10.86	$28,786	4.09%	0.00%	to	1.80%	0.83%	to	-1.00%
2023		2,226	$14.52	to	$10.97	$27,940	3.84%	0.00%	to	1.80%	5.07%	to	3.20%
2022		1,907	$13.82	to	$10.63	$22,722	2.18%	0.00%	to	1.80%	-13.14%	to	-14.69%
2021		2,069	$15.91	to	$12.46	$28,501	2.09%	0.00%	to	1.80%	-1.85%	to	-3.63%
Voya U.S. Bond Index Portfolio - Class S
2025	01/21/2025	—		$10.63		$3	(e)		0.35%			(e)
2024		(e)		(e)		(e)	(e)		(e)			(e)
2023		(e)		(e)		(e)	(e)		(e)			(e)
2022		(e)		(e)		(e)	(e)		(e)			(e)
2021		(e)		(e)		(e)	(e)		(e)			(e)
Voya MidCap Opportunities Portfolio - Class I
2025		4,912	$85.77	to	$59.43	$294,167	0.00%	0.00%	to	1.50%	3.90%	to	2.34%
2024		5,411	$82.55	to	$58.07	$315,823	0.00%	0.00%	to	1.50%	15.91%	to	14.18%
2023		5,875	$71.22	to	$26.57	$297,276	0.00%	0.00%	to	1.60%	23.54%	to	21.60%
2022		6,306	$57.65	to	$21.85	$261,814	0.00%	0.00%	to	1.60%	-25.06%	to	-26.26%
2021		6,705	$76.93	to	$29.63	$373,377	0.00%	0.00%	to	1.60%	12.06%	to	1.23%
Voya MidCap Opportunities Portfolio - Class S
2025		9	$53.70	to	$43.81	$451	0.00%	0.20%	to	1.50%	3.47%	to	2.12%
2024		11	$51.90	to	$42.90	$579	0.00%	0.20%	to	1.50%	15.31%	to	4.08%
2023		18	$45.01	to	$37.43	$813	0.00%	0.20%	to	1.55%	23.11%	to	21.45%
2022		20	$36.56	to	$30.82	$747	0.00%	0.20%	to	1.55%	-25.36%	to	-26.36%
2021		21	$48.98	to	$41.85	$1,041	0.00%	0.20%	to	1.55%	1.24%	to	10.10%
Voya SmallCap Opportunities Portfolio - Class I
2025		2,242	$48.10	to	$33.33	$70,660	1.94%	0.00%	to	1.50%	14.80%	to	13.10%
2024		2,465	$41.90	to	$29.47	$68,164	0.70%	0.00%	to	1.50%	18.90%	to	17.13%
2023		2,576	$35.24	to	$25.16	$60,706	0.00%	0.00%	to	1.50%	20.93%	to	19.13%
2022		2,686	$29.14	to	$21.12	$52,808	0.00%	0.00%	to	1.50%	-23.09%	to	-24.25%
2021		2,838	$37.89	to	$27.88	$73,298	0.00%	0.00%	to	1.50%	4.67%	to	3.11%
American Funds® Washington Mutual Investors Fund - Class R-3
2025		17	$66.08	to	$49.71	$1,031	1.00%	0.25%	to	1.55%	16.46%	to	14.99%
2024		18	$58.54	to	$43.23	$973	1.08%	0.10%	to	1.55%	18.45%	to	16.74%
2023		20	$49.42	to	$37.03	$880	1.38%	0.10%	to	1.55%	16.72%	to	15.04%
2022		22	$42.34	to	$32.19	$853	1.44%	0.10%	to	1.55%	-0.94%	to	-10.18%
2021		25	$45.64	to	$35.84	$1,097	1.13%	0.20%	to	1.55%	10.72%	to	26.11%
American Funds® Washington Mutual Investors Fund - Class R-4
2025		5,499	$52.38	to	$54.27	$313,967	1.31%	0.00%	to	1.50%	17.08%	to	15.35%
2024		5,923	$44.74	to	$47.05	$292,257	1.36%	0.00%	to	1.50%	18.96%	to	17.19%
2023		6,591	$37.61	to	$40.15	$270,560	1.70%	0.00%	to	1.50%	17.20%	to	15.44%
2022		6,959	$32.09	to	$34.78	$246,447	1.74%	0.00%	to	1.50%	-8.52%	to	-9.87%
2021		7,221	$35.08	to	$38.59	$279,457	1.47%	0.00%	to	1.50%	28.45%	to	26.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

A	The Fund Inception Date represents the first date the fund received money.
B	The Investment Income Ratio represents dividends received by the subaccount, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.
C	The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees Note.
D	Total Return is calculated as the change in unit value for each Contract presented in the Statement of Assets and Liabilities. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(a)	As subaccount had no investments until 2021, this data is not meaningful and therefore not presented.
(b)	As subaccount had no investments until 2022, this data is not meaningful and therefore not presented.
(c)	As subaccount had no investments until 2023, this data is not meaningful and therefore not presented.
(d)	As subaccount had no investments until 2024, this data is not meaningful and therefore not presented.
(e)	As subaccount had no investments until 2025, this data is not meaningful and therefore not presented.

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
——————————————————————
FORM 10-K

(Mark One)
☒	ANNUAL REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the fiscal year ended December 31, 2025

OR

☐	TRANSITION REPORT PURSUANT TO SECTION 13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934
For the transition period from ______________ to ______________

Commission File Number: 033-23376

Voya Retirement Insurance and Annuity Company

(Exact name of registrant as specified in its charter)

Connecticut	71-0294708
(State or other jurisdiction of incorporation or organization)	(IRS Employer Identification No.)

One Orange Way	Windsor, Connecticut	06095-4774	(860) 580-4646
(Address of principal executive offices)		(Zip Code)	(Registrant’s telephone number, including area code)

Securities registered pursuant to Section 12(b) of the Act: None
Securities registered pursuant to Section 12(g) of the Act: None

Indicate by check mark if the registrant is a well-known seasoned issuer, as defined in Rule 405 of the Securities Act.    ☐ Yes       ☒ No

Indicate by check mark if the registrant is not required to file reports pursuant to Section 13 or Section 15(d) of the Act    ☐ Yes       ☒ No

Indicate by check mark whether the registrant has filed a report on and attestation to its management’s assessment of the effectiveness of its internal control over financial reporting under Section 404(b) of the Sarbanes-Oxley Act (15 U.S.C. 7262(b)) by the registered public accounting firm that prepared or issued its audit report.
☐ Yes       ☒ No

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days. ☒ Yes       ☐ No

Indicate by check mark whether the registrant has submitted electronically every Interactive Data File required to be submitted pursuant to Rule 405 of Regulation S-T (§ 232.405 of this chapter) during the preceding 12 months (or for such shorter period that the registrant was required to submit such files). ☒ Yes       ☐ No

Indicate by check mark whether the registrant is a large accelerated filer, an accelerated filer, a non-accelerated filer, a smaller reporting company or an emerging growth company. See the definitions of "large accelerated filer," "accelerated filer" and "smaller reporting company" and "emerging growth company" in Rule 12b-2 of the Exchange Act.

Large accelerated filer	☐	Accelerated filer	☐
Non-accelerated filer	☒	Smaller reporting company	☐
		Emerging growth company	☐
If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act.			☐
If securities are registered pursuant to Section 12(b) of the Act, indicate by check mark whether the financial statements of the registrant included in the filing reflect the correction of an error to previously issued financial statements.    ☐

Indicate by check mark whether any of those error corrections are restatements that required a recovery analysis of incentive-based compensation received by any of the registrant’s executive officers during the relevant recovery period pursuant to §240.10D-1(b).     ☐

Indicate by check mark whether the registrant is a shell company (as defined in Rule 12b-2 of the Exchange Act).        ☐ Yes       ☒ No

State the aggregate market value of the voting and non-voting common equity held by non-affiliates: None

As of February 27, 2026, 55,000 shares of Common Stock, $50 par value were outstanding, all of which were directly owned by Voya Holdings Inc.
NOTE: WHEREAS VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY MEETS THE CONDITIONS SET FORTH IN GENERAL INSTRUCTION I(1)(a) AND (b) OF FORM 10-K, THIS FORM IS BEING FILED WITH THE REDUCED DISCLOSURE FORMAT PURSUANT TO GENERAL INSTRUCTION I(2).

1

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Form 10-K for the period ended December 31, 2025

2

NOTE CONCERNING FORWARD-LOOKING STATEMENTS

This Annual Report on Form 10-K, including "Business," "Risk Factors" and "Management's Narrative Analysis of the Results of Operations and Financial Condition," contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995. Forward-looking statements include statements relating to future developments in our business or expectations for our future financial performance and any statement not involving a historical fact. Forward-looking statements use words such as "anticipate," "believe," "estimate," "expect," "intend," "plan," and other words and terms of similar meaning in connection with a discussion of future operating or financial performance. Actual results, performance or events may differ materially from those projected in any forward-looking statement due to, among other things, (i) global market and geopolitical risks (including war and terrorism), including general economic conditions, impacts of a U.S. government shutdown, tariffs imposed or proposed by the U.S. or foreign governments and our ability to manage such risks; (ii) liquidity and credit risks, including financial strength or credit ratings downgrades, requirements to post collateral, and availability of funds through lending programs; (iii) strategic and business risks, including our ability to maintain market share, adapt to disruptive technology or innovations, or otherwise manage our third party relationships; (iv) investment risks, including the ability to achieve desired returns and liquidate certain assets; (v) operational risks, including cybersecurity and privacy failures and our dependence on third parties; (vi) tax, regulatory and legal risks, including limits on our ability to use deferred tax assets, changes in law, regulation or accounting standards, and our ability to comply with regulations, and (vii) other factors described in Part I, Item 1A. Risk Factors.

The risks included here are not exhaustive. Current reports on Form 8-K and other documents filed with the Securities and Exchange Commission ("SEC") include additional factors that could affect our businesses and financial performance. Moreover, we operate in a rapidly changing and competitive environment. New risk factors emerge from time to time, and it is not possible for management to predict all of them.

3

PART I
Item 1.    Business

For the purposes of this discussion, the terms "VRIAC," "the Company," "we," "our," and "us" refer to Voya Retirement Insurance and Annuity Company and its subsidiaries.

Organization of Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial").

Description of Business

We offer annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans as well as some individual plans qualified under Internal Revenue Code Sections 401, 403, 408, 457, and 501, as well as non-qualified deferred compensation plans and related services. Our products are offered primarily to small and mid-sized corporations, public and private school systems, higher education institutions, hospitals and healthcare facilities, religious and other not-for-profit organizations, state and local governments, and individuals. We also provide stable value investment options, including separate account guaranteed investment contracts (e.g., GICs), and synthetic GICs, to institutional clients. Our products are generally distributed through third-party brokers and advisors, third-party administrators, and pension consultants, including national aggregators, and representatives associated with Voya Financial's owned broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

We have one reportable segment, which offers the products described below.

Products and Services

Our products include deferred and immediate (i.e., payout) annuity contracts. Our products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and recordkeeping services, proprietary and non-proprietary fixed and variable investment options, participant communications and education programs, and a broad suite of financial wellness and retirement income solutions including retirement and financial planning guidance and advisory products, tools and services. In addition, we offer wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with us. Stable value products are also provided to institutional plan sponsors where we may or may not be providing other employer sponsored products and services.

Annuity contracts offered by us contain variable and fixed investment options. Variable options generally provide for assumption by the customer of investment risks. Assets supporting variable annuity options are held in separate accounts that invest in mutual funds distributed by VRIAC and managed or distributed by its affiliates, or unaffiliated entities. Variable separate account investment income and net gains and losses are not reflected in the Consolidated Statements of Operations.

Fixed options are either "fully-guaranteed" or "experience-rated." Fully-guaranteed fixed options provide guarantees on investment returns. Experience-rated fixed options require the contract owner to assume certain investment risks, including net gains and losses on the sale of invested assets and other risks subject to, among other things, principal and interest guarantees.

Other variable annuity contracts contain minimum interest rate guarantees and allow the contract holder to select either the market value of the account or the book value of the account at termination. The book value of the account is equal to deposits plus interest, less any withdrawals. Under the terms of the contract, the book value settlement is paid out over time. These guarantees are offered in our Stabilizer and managed custody guarantee products ("MCG").

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Fees and Margins

Insurance and expense charges, investment management fees and other fees earned by us vary by product and depend on, among other factors, the funding option selected by the customer under the product. For annuity products where assets are allocated to variable funding options through a separate account, we may charge the separate account asset-based insurance and expense fees.

In addition, where the customer selects a variable funding option, we may receive compensation from the fund's adviser, administrator, or other affiliated entity, for the performance of certain administrative, recordkeeping or other services. This compensation may include a share of the management fee, service fees, 12b-1 distribution fees or other revenues based on a percentage of average net assets held in the fund. For funds managed by an affiliate, additional compensation may be received in the form of intercompany payments from the fund's investment advisor or the investment advisor's parent in order to allocate revenue and profits across the organization.

For fixed funding options, we earn a margin that is based on the difference between income earned on the investments supporting the liability and interest credited to customers.

In connection with programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and recordkeeping services along with a menu of investment options, we may receive 12b-1 and service plan fees, as well as compensation from the affiliated or non-affiliated fund's advisor, administrator, or other affiliated entity for the performance of certain shareholder services.

We may also receive other fees or charges depending on the nature of the products.

Strategy, Method of Distribution and Principal Markets

Our products are offered primarily to small and mid-sized corporations, public and private school systems, higher education institutions, hospitals and healthcare facilities, religious and other not-for-profit organizations, state and local governments, and individuals. Our products are generally distributed through independent brokers and advisors, third-party administrators, pension consultants including national aggregators, and representatives associated with Voya Financial's owned broker-dealer and investment advisor, VFA.

We are not dependent upon any single customer and no single customer accounted for more than 10% of consolidated revenue in 2025. In addition, the loss of business from any one, or a few, independent brokers or agents would not have a material adverse effect on us.

Assets Under Management and Administration

A substantial portion of our fees, other charges and margins are based on assets under management ("AUM"). AUM represents on-balance sheet assets supporting customer account values/liabilities and surplus as well as off-balance sheet institutional/mutual funds. Customer account values reflect the amount of policyholder equity that has accumulated within retirement and annuity products.

AUM includes general account assets in which we bear the investment risk, separate account assets in which the contract owner bears the investment risk and off-balance sheet institutional/mutual funds. AUM-based revenues increase or decrease with a rise or fall in the amount of AUM, whether caused by changes in capital markets or by net flows. AUM is principally affected by net deposits (i.e., new deposits, less surrenders and other outflows) and investment performance (i.e., interest credited to contract owner accounts for assets that earn a fixed return or market performance for assets that earn a variable return).

Assets under administration ("AUA") represent accumulated assets on contracts pursuant to which we either provide administrative services or product guarantees for assets managed by third parties. Fees earned on AUA are generally based on the number of participants, asset levels or the level of services or product guarantees that are provided.

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The AUM, AUA and deposits, were as follows as of the period indicated:

December 31,
($ in millions)	2025
Deposits:
Variable annuities	$10,750
Fixed annuities	3,010
Total annuities	13,760
Other products	963
Total deposits	$14,723

Assets under management:
Variable annuities	$100,961
Fixed annuities	29,311
Total annuities	130,272
Other products	12,379
Total assets under management	$142,651

Assets under administration	485,759
Total assets under management and administration	$628,410

Competition

Within the retirement business, competition from traditional insurance carriers, 403(b) and 457 plan providers, as well as banks, mutual fund companies, and other investment managers, offers consumers many choices. Principal competitive factors are reputation for investment performance, product features, service, cost, and the perceived financial strength of the investment manager. Competition may affect, among other matters, both business growth and the pricing of our products and services.

Reinsurance Arrangements

We utilize indemnity reinsurance agreements to reduce our exposure to losses from our insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge our primary liability as the direct insurer of the risks. Reinsurance treaties are structured as monthly or yearly renewable term, coinsurance, or modified coinsurance. All agreements that we currently have relate to specifically-identified blocks of business or contracts; therefore, the agreements do not cover new contracts written, if any.

See Liquidity and Capital Resources-Reinsurance in Management's Narrative Analysis of the Results of Operations and Financial Condition in Part II, Item 7. of this Annual Report on Form 10-K for further discussion of our reinsurance arrangements.

Investment Overview and Strategy

Our investment strategy seeks to achieve sustainable risk-adjusted returns by focusing on principal preservation, disciplined matching of asset characteristics with liability requirements and the diversification of risks. Investment activities are undertaken according to investment policy statements that contain internally established guidelines and risk tolerances and are required to comply with applicable laws and insurance regulations. Risk tolerances are established for credit risk, credit spread risk, market risk, liquidity risk and concentration risk across issuers, sectors and asset types that seek to mitigate the impact of cash flow variability arising from these risks.

Investments are managed by Voya Investment Management LLC, our affiliate, pursuant to an investment advisory agreement. Portfolios are established for groups of products with similar liability characteristics. Our investment portfolio consists largely of high quality fixed maturities and short-term investments, investments in commercial mortgage loans, limited partnerships and other instruments, including a small amount of equity holdings. Fixed maturities include publicly issued corporate bonds, government bonds, privately placed notes and bonds, mortgage-backed securities and asset-backed securities. We use

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derivatives for hedging purposes to reduce our exposure to the cash flow variability of assets and liabilities, interest rate risk, credit risk and market risk. In addition, we use credit derivatives to replicate exposure to individual securities or pools of securities as a means of achieving credit exposure similar to bonds of the underlying issuer(s) more efficiently.

Employees and Other Shared Services

VRIAC had 2,268 employees as of December 31, 2025, primarily focused on managing new business processing, product distribution, marketing, customer service and product management for us and certain of our affiliates, as well as providing product development, actuarial and finance services to us and certain of our affiliates. We also utilize services provided by Voya Services Company and other affiliates. These services include risk management, human resources, investment management, information technology, legal and compliance services, as well as other new business processing, actuarial and finance related services. The affiliated companies are reimbursed for our use of various services and facilities under a variety of intercompany agreements.

REGULATION

Our operations and businesses are subject to a significant number of Federal and state laws, regulations, and administrative determinations. Following is a description of certain legal and regulatory frameworks to which we are or may be subject.

Insurance Regulation

Our operations are subject to comprehensive regulation and supervision under U.S. state and federal laws. Each U.S. state, the District of Columbia and U.S. territories and possessions have insurance laws that apply to companies licensed to conduct insurance business in the jurisdiction. We are subject to the insurance laws of the State of Connecticut, where we are domiciled and other jurisdictions in which we transact business. The primary regulator of our insurance operations is the insurance Department of Connecticut.

Our insurance agencies and third-party administrators are also subject to regulation by insurance departments in the states in which they do business.

State insurance laws and regulations grant insurance regulators broad regulatory and administrative powers with respect to all aspects of the insurance business. State regulators enforce the requirements of insurance laws and regulations through periodic market conduct examinations and other examinations. State insurance laws and regulations regulating affiliate transactions, the payment of dividends and change of control transactions are discussed in greater detail below.

State insurance laws and regulations require us to file financial statements with state insurance regulators everywhere we are licensed and our operations and accounts are subject to examination by those regulators at any time. We prepare statutory financial statements in accordance with accounting practices and procedures developed by regulators to monitor and regulate the solvency of insurance companies and their ability to pay current and future policyholder obligations. The National Association of Insurance Commissioners ("NAIC") has approved these uniform statutory accounting principles which have in turn been adopted, in some cases with minor modifications, by all state insurance regulators.

We are subject to periodic financial examinations and other inquiries and investigations by our state insurance regulators and other state law enforcement agencies and attorneys general.

Insurance Holding Company Regulation

Because we are part of an affiliated group of companies, we are subject to the insurance holding company law of the State of Connecticut, our state of domicile. State insurance holding company law generally requires each insurance company directly or indirectly owned by the holding company to register with the insurance regulator in the insurance company’s state of domicile and to furnish annually financial and other information about the operations of companies within the holding company system.

Affiliate Transactions. Generally, all transactions between an insurer and another affiliate in the holding company system must be fair and reasonable and, if material, require prior notice and approval or non-disapproval by the insurance commissioner of the state of domicile of the relevant insurance subsidiary.

Change of Control. State insurance holding company regulations, including those of Connecticut, generally provide that no person, corporation or other entity may acquire control of an insurance company, or a controlling interest in any parent

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company of an insurance company, without the prior approval of such insurance company's domiciliary state insurance regulator. Under Connecticut law, any person acquiring, directly or indirectly, 10% or more of the voting securities of an insurance company is presumed to have acquired "control" of the company. This statutory presumption of control may be rebutted by a showing that control does not exist in fact. Our Connecticut insurance regulators, however, may find that "control" exists in circumstances in which a person owns or controls less than 10% of voting securities.

Any purchaser of shares of common stock representing 10% or more of the voting power of our capital stock or that of Voya Financial, Inc. will be presumed to have acquired control of our Company unless, following application by that purchaser with the Connecticut Insurance Department, the Insurance Commissioner determines otherwise.

NAIC Regulations. The NAIC insurance holding company model act and regulations, a version of which has been adopted by our domicile state, include a requirement that an insurance holding company system's ultimate controlling person submit annually to its lead state insurance regulator an "enterprise risk report" that identifies activities, circumstances or events involving one or more affiliates of an insurer that, if not remedied properly, are likely to have a material adverse effect upon the financial condition or liquidity of the insurer or its insurance holding company system as a whole.

In addition, the NAIC's Risk Management and Own Risk and Solvency Assessment ("ORSA") Model Act, which has been adopted by the Connecticut Insurance Department, requires that insurers maintain a risk management framework and conduct an internal risk and solvency assessment of the insurer's material risks in normal and stressed environments. In accordance with statutory requirements, Voya Financial, Inc. annually prepares and submits the ORSA reports on behalf of the consolidated enterprise to the Connecticut Insurance Department, the legal insurance regulator of Voya Financial, Inc.'s consolidated enterprise. The Connecticut Insurance Department has adopted the Corporate Governance Annual Disclosure ("CGAD") Model Regulation, which requires insurers to make an annual confidential filing regarding their corporate governance policies; the CGAD filing is made at the holding company level.

Dividend Payment Restrictions. The insurance law of an insurance company's state of domicile imposes certain restrictions on a domiciliary insurance company's ability to pay dividends and interest to its parent. These restrictions are based in part on the prior year’s statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval, although notice of the dividend is required. Dividends above these levels, or extraordinary dividends, are subject to approval by the insurance commissioner of the state of domicile of the insurance subsidiary proposing to pay the dividend. In addition, under Connecticut insurance law, no dividend or other distribution exceeding an amount equal to an insurance company's earned surplus may be paid without the domiciliary insurance regulator's prior approval.

For a summary of dividends paid by the Company in 2025 and 2024, see the Capital Contributions, Dividends and Statutory Information Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Financial Regulation

Policy and Contract Reserve Sufficiency Analysis. Under the laws and regulations of Connecticut, we are required to conduct annual analyses of the sufficiency of our statutory reserves. Other jurisdictions in which we are licensed may have certain reserve requirements that differ from our state of domicile. In each case, a qualified actuary must submit an opinion that states that the aggregate statutory reserves, when considered in light of the assets held with respect to such reserves, are sufficient to meet the insurer's contractual obligations and related expenses. If such an opinion cannot be rendered, the affected insurer must establish additional statutory reserves by moving funds from available statutory surplus. We submit these opinions annually to applicable insurance regulatory authorities.

Surplus and Capital Requirements. Insurance regulators have the discretionary authority, in connection with the ongoing licensing of insurance companies, to limit or prohibit the ability of an insurer to issue new policies if, in the regulators' judgment, the insurer is not maintaining a minimum amount of surplus or is in hazardous financial condition. Insurance regulators may also limit the ability of an insurer to issue new life insurance policies and annuity contracts. We do not currently believe that the current or anticipated levels of our statutory surplus present a material risk that any such regulator would limit the amount of new policies that we may issue.

Risk-Based Capital. The NAIC has adopted risk-based capital ("RBC") requirements for life, health and property and casualty insurance companies. The requirements provide a method for analyzing the minimum amount of adjusted capital (statutory capital and surplus plus other adjustments) appropriate for an insurance company to support its overall business operations, including the risk characteristics of the company's assets, liabilities and certain off-balance sheet items. State insurance regulators use RBC requirements to identify possibly inadequately capitalized insurers. An insurance company found to have

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insufficient statutory capital based on its RBC ratio may be subject to varying levels of additional regulatory oversight depending on the level of capital inadequacy. As of December 31, 2025, our Total Adjusted Capital ("TAC") exceeded statutory minimum RBC levels that would require any regulatory or corrective action.

In 2024, the NAIC adopted the "Principles-Based Bond Definition Project," which is a principles-based framework to define and identify more accurately whether a debt security is classified as a bond for reporting. The guidance differentiates between traditional bonds and asset-backed securities and is effective January 1, 2025. Implementation of the Principles-Based Bond Definition Project did not have a material impact on our RBC.

IRIS Tests. The NAIC has developed the Insurance Regulatory Information System ("IRIS") to assist state regulators in monitoring the financial condition of U.S. insurance companies and identifying companies requiring special attention or action. We annually submit data under IRIS to the NAIC and the NAIC analyzes this data using prescribed financial data ratios. A ratio falling outside the prescribed "usual range" is not considered a failing result. Rather, unusual values are viewed as part of the regulatory early monitoring system. In many cases, it is not unusual for financially sound companies to have one or more ratios that fall outside the usual range.

Regulators typically investigate or monitor an insurance company if its IRIS ratios fall outside the prescribed usual range for four or more of the ratios, but each state has the right to inquire about any ratios falling outside the usual range.

We do not anticipate regulatory action as a result of our 2025 IRIS ratio results.

Insurance Guaranty Associations. Each state has insurance guaranty association laws requiring insurance companies doing business in the state to participate in various types of guaranty associations or other arrangements. The laws are designed to protect policyholders from losses under insurance policies issued by insurance companies that become impaired or insolvent. Typically, these associations levy assessments, which can be meaningful, up to prescribed limits, on member insurers based on the member insurer’s proportionate share of the business in the relevant jurisdiction in the lines of business in which the impaired or insolvent insurer is engaged. Some jurisdictions permit member insurers to recover assessments that they paid through full or partial premium tax offsets, usually over a period of years. For additional information regarding liabilities related to future guarantee fund assessments, see the Commitments and Contingencies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

NAIC Suitability in Annuity Transactions Model Regulation. Nearly all states have adopted the NAIC's Suitability in Annuity Transactions Model Regulation. The regulation's "best interest" standard requires all recommendations by insurance agents and carriers to be in the best interest of the consumer and that consideration of the consumer's interest must always be placed ahead of any financial interest that the agent or carrier may have in the transaction. To reflect this "best interest" duty, the regulation requires producers and insurers to satisfy requirements outlined in a care obligation, a disclosure obligation, a conflict-of- interest obligation, and a documentation obligation. The regulation requires agents to disclose and answer questions about their role in the transaction, their compensation, and any material conflicts of interest. The regulation is aligned with the SEC's Regulation Best Interest (described below).

Securities Regulation Affecting Insurance Operations

We sell group variable annuities that are registered with and regulated by the SEC as securities under the Securities Act of 1933, as amended (the "Securities Act"). These products are issued through separate accounts that are registered as investment companies under the Investment Company Act of 1940, as amended (the "Investment Company Act"), and are regulated by state insurance law. Each separate account is generally divided into sub-accounts, each of which invests in an underlying mutual fund which is itself a registered investment company under the Investment Company Act. Our mutual funds, and in certain states, our variable annuity products, are subject to filing and other requirements under federal and state securities laws. Federal and state securities laws and regulations are primarily intended to protect investors and generally grant broad rulemaking and enforcement powers to regulatory agencies.

In June 2019, the SEC adopted Regulation Best Interest ("Regulation BI"). Among other things, Regulation BI applies a heightened "best interest" standard to broker-dealers and their associated persons, including our retail broker-dealer, Voya Financial Advisors, when they make securities investment recommendations to retail customers.

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Federal Initiatives Affecting Insurance Operations

The U.S. federal government generally does not directly regulate the insurance business. Federal legislation and administrative policies in several areas can significantly affect insurance companies. These areas include federal pension and retirement plan regulation, financial services regulation, federal tax laws relating to life insurance companies and their products, the USA PATRIOT Act of 2001 (the "Patriot Act") requiring, among other things, the establishment of anti-money laundering monitoring programs, and federal healthcare laws that may affect supplemental or stop-loss insurance.

Regulation of Retirement Products and Services

Our retirement products and services are subject to federal and state tax, securities, fiduciary (including the Employment Retirement Income Security Act ("ERISA")), insurance and other laws and regulations.. The SEC, the Financial Industry Regulatory Authority ("FINRA"), state securities commissions, state banking and insurance departments, the Department of Labor ("DOL") and the Treasury Department are the principal regulators that regulate these products and services.

Federal and state securities laws and regulations are primarily intended to protect investors in the securities markets and generally grant regulatory agencies broad enforcement and rulemaking powers, including the power to limit or restrict the conduct of business in the event of non-compliance with such laws and regulations. Federal and state securities regulatory authorities and FINRA from time to time make inquiries and conduct examinations regarding compliance by us, our subsidiaries and affiliates with securities and other laws and regulations.

Department of Labor Rules Regarding Fiduciaries

In December 2020, the DOL adopted a revised interpretation to determine investment advice fiduciary status under Title I of ERISA, and a new prohibited transaction exemption (PTE 2020-02) that, subject to certain requirements, allows investment advice fiduciaries to receive compensation that might otherwise have been considered an ERISA prohibited transaction. Continuing compliance with the revised interpretation is not believed to have a material impact on us. We anticipate that other state and federal regulatory actions applicable to investment recommendations relating to other separate or overlapping investment products and accounts, such as insurance products and retirement accounts, may occur. If future amendments to these rules render them more onerous than Regulation BI as further described in –Securities Regulation Affecting Insurance Operations and existing DOL rules, or result in a conflict with Regulation BI or existing DOL rules, the impact on us could be more substantial.

In April 2024, the DOL published changes to Prohibited Transaction Class Exemption 84-14 (the "QPAM Exemption"). As a result of these changes, we will be required to notify the DOL prior to relying on the QPAM Exemption, in addition to satisfying new minimum qualification and recordkeeping requirements.

SECURE 2.0 Act

Effective in 2022, the SECURE 2.0 Act ("SECURE 2.0") included numerous provisions affecting retirement plans that: expanded participant coverage; facilitated the establishment of retirement plans by smaller employers, the creation of emergency savings accounts, and opportunities for participants with student debt to begin building retirement savings; and simplified plan administration. While many provisions of SECURE 2.0 have taken effect, some regulations are still in the process of being finalized and will require numerous changes to retirement plan recordkeeping systems and processes. We continue to update our systems and processes to meet the obligations of SECURE 2.0, but do not expect such activities to have a material impact on us.

Employee Retirement Income Security Act Considerations

ERISA is a comprehensive federal statute that applies to U.S. employee benefit plans sponsored by private employers and labor unions. Plans subject to ERISA include pension and profit-sharing plans and welfare plans, including health, life and disability plans. Among other things, ERISA imposes reporting and disclosure obligations, prescribes standards of conduct that apply to plan fiduciaries and disallows "prohibited transactions," such as conflict-of-interest transactions, self-dealing and certain transactions between a benefit plan and a party in interest without an approved exemption. ERISA also provides for a scheme of civil and criminal penalties and enforcement. Our insurance, investment management and retirement businesses provide services to employee benefit plans subject to ERISA, including services under specific contracts where we may act as an ERISA fiduciary. We are also subject to ERISA’s prohibited transaction rules for transactions with ERISA plans, which may affect our ability to, or the terms upon which we may, enter into transactions with those plans, even in businesses unrelated to those giving rise to party in interest status. The applicable provisions of ERISA and the Internal Revenue Code are subject to

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enforcement by the DOL, the U.S. Internal Revenue Service ("IRS") and the U.S. Pension Benefit Guaranty Corporation ("PBGC").

Other Laws and Regulations

Cybersecurity Regulatory Activity

The NAIC, numerous state and federal regulatory bodies and self-regulatory organizations like FINRA are focused on cybersecurity standards both for the financial services industry and for all companies that collect personal information, and have proposed or enacted legislation and regulations, and issued guidance regarding cybersecurity standards and protocols. In addition, the SEC has promulgated more prescriptive investor disclosure rules regarding cybersecurity incidents, as well as cybersecurity risk management and governance.

Twenty-eight states have adopted versions of the NAIC’s Insurance Data Security Model Law (the "Model Law"), and other states may adopt versions of the Model Law in the future. Such laws govern cybersecurity and data protection practices of insurers, insurance agents, and other licensed entities registered under state insurance laws and are designed to ensure that licensees of the Department of Insurance in these states have strong and aggressive cybersecurity programs to protect the personal data of their customers. In February 2017, the New York Department of Financial Services ("NYDFS") issued final Cybersecurity Requirements for Financial Services Companies that is not based on the Model Law, that requires banks, insurance companies, and other financial services institutions regulated by the NYDFS, including us, to establish and maintain a comprehensive cybersecurity program. The NYDFS requirements specifically provide for: (i) controls relating to the governance framework for a cybersecurity program; (ii) risk-based minimum standards for technology systems for data protection; (iii) minimum standards for cyber breach responses and business continuity and disaster recovery, including notice to the NYDFS of material events; and (iv) identification and documentation of material deficiencies, remediation plans and annual certification of regulatory compliance with the NYDFS. On November 1, 2025, amendments to the cybersecurity regulation, which include increasing mandatory controls and adding further cybersecurity requirements for larger companies became effective.

Privacy Laws and Regulations

We are subject to laws, regulations and directives that require financial institutions and other businesses to protect the security and confidentiality of personal information, including health-related and customer information, and to notify their customers and other individuals of their policies and practices relating to the collection, use, and disclosure of customer information. In addition, we must comply with international privacy laws, regulations, and directives concerning the cross-border transfer or use of employee and customer personal information. These laws, regulations and directives also:
•provide additional protections regarding the use and disclosure of certain information such as national identification numbers (e.g., Social Security numbers);
•require notice to affected individuals, law enforcement, regulators and others if there is a breach of the security of certain personal information;
•require financial institutions to implement effective programs to detect, prevent, and mitigate identity theft;
•regulate the ability of financial institutions to make telemarketing calls and send e-mail, text or fax messages to consumers and customers;
•require oversight of third parties that have access to, and handle, personal information; and
•prescribe the permissible uses of certain personal information, including customer information and consumer report information.

Certain of our activities are subject to the privacy regulations of the Gramm-Leach-Bliley Act of 1999 (the "GLBA"), along with its implementing regulations, which restricts certain collection, processing, storage, use and disclosure of personal information, requires notice to individuals of privacy practices, provides individuals with certain rights to prevent the use and disclosure of certain nonpublic or otherwise legally protected information and imposes requirements for the safeguarding and proper destruction of personal information through the issuance of data security standards or guidelines.

We are also subject to numerous state consumer privacy laws, including the California Consumer Privacy Act of 2018 ("CCPA"). The CCPA established a privacy framework for covered businesses that collect and process the personal information of California consumers. It includes a broad definition of personal information, affords California residents certain individual rights of access and deletion regarding their personal information, and limits the "sale" of such information, which is also broadly construed to include making personal information available to third parties for valuable consideration.

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The CCPA does not apply to data subject to the GLBA or the Health Insurance Portability and Accountability Act of 1996 ("HIPAA"). However, a breach of California consumers’ personal information, to the extent it involves data not covered by GLBA or HIPAA, may expose us to liability under the CCPA. The CCPA was further supplemented by the California Privacy Rights Act (the "CRPA"), approved by California voters in November 2020, which established the California Privacy Protection Agency, authorized to promulgate new data protection regulations. Effective July 1, 2026, the CCPA regulations require covered companies to conduct an annual independent cybersecurity program audit. The first audit and certification of compliance must be completed and filed by April 1, 2028.

Certain of our products and services are subject to HIPAA, which establishes privacy and security standards that govern the use and disclosure of protected health information and requires the implementation of administrative, physical and technical safeguards to ensure the confidentiality, integrity, availability, and privacy of such information. We may function as a "Covered Entity" or a "Business Associate," which requires compliance with HIPAA's Privacy, Security and Breach Notification Rules.

More broadly, the General Data Protection Regulation ("GDPR") which regulates data protection for all individuals within the European Union ("EU"), including foreign companies processing data of EU residents, applies to our affiliates operating in the EU. The United Kingdom has also implemented the GDPR (the "U.K. GDPR"). The GDPR and the U.K. GDPR set out a number of requirements that must be complied with when handling the personal data of such EU and U.K.-based data subjects respectively including: the obligation to appoint data protection officers in certain circumstances; new rights for individuals to be "forgotten" and rights to data portability; the principle of accountability and the obligation to make public notification of significant data breaches.

The NAIC Privacy Protections (H) Working Group, formed in 2019, is currently revising the existing Model #672 (Privacy of Consumer Financial and Health Information Regulation) to modernize insurance privacy protections. The group's current focus is on updating Model #672 rather than creating a new Privacy Protections Model Act.

Additionally, we may be subject to privacy-related regulatory obligations of third parties with which we do business. For example, our use of certain vendors outside of the U.S. to perform services on our platform could subject us to additional data protection regimes and increased risk of non-compliance.

Data Regulation

There are emerging federal and state regulations and legislation that address the use of big data and artificial intelligence, including machine learning in the business of insurance. The NAIC issued a Model Bulletin regarding the Use of Artificial Intelligence Systems by Insurers, has been adopted by 24 states and is expected to be adopted by more. States such as Colorado, Utah and California have AI-specific regulations governing a company's use of artificial intelligence, and comprehensive AI-specific legislation is pending in many state legislatures. While regulations and legislation generally mandate that companies develop an AI risk management framework that includes safeguarding individuals' privacy and protecting against discrimination, some impose more stringent requirements. These may include prohibiting specific use cases or recognizing individuals' rights to opt-out of data processing in AI systems. As Voya integrates and advances its use of artificial intelligence in business operations and customer offerings, these evolving regulations carry significant technological and legal implications.

Anti-Money Laundering, Sanctions, and Anti-Corruption Laws

The Bank Secrecy Act, as amended by the Patriot Act contains anti-money laundering and financial transparency laws applicable to broker-dealers and other financial institutions, including, among others, insurance companies, trust banks and mutual funds. The Patriot Act seeks to promote cooperation among financial institutions, regulators and law enforcement entities in identifying parties that may be involved in terrorism or money laundering. Anti-money laundering laws outside of the U.S. contain provisions that may be different, conflicting or more rigorous. Internal practices, procedures and controls are required to meet the obligations of financial institutions to identify their customers, watch for and report suspicious transactions, respond to requests for information by regulatory authorities and law enforcement agencies and share information with other financial institutions.

We are also required to follow certain economic and trade sanctions programs administered by the Office of Foreign Asset Control that prohibit or restrict transactions with suspected countries, their governments and, in certain circumstances, their nationals. We are also subject to regulations governing bribery and other anti-corruption measures.

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Environmental Considerations

Our ownership and operation of real property and properties within our commercial mortgage loan portfolio is subject to federal, state and local environmental laws and regulations. Risks of hidden environmental liabilities and the costs of any required clean-up are inherent in owning and operating real property. Under the laws of certain states, contamination of a property may give rise to a lien on the property to secure recovery of the costs of clean-up, which could adversely affect the valuation of, and increase the liabilities associated with, the commercial mortgage loans we hold. In several states, this lien has priority over the lien of an existing mortgage against such property. In addition, we may be liable, in certain circumstances, as an "owner" or "operator," for costs of cleaning-up releases or threatened releases of hazardous substances at a property mortgaged to us under the federal Comprehensive Environmental Response, Compensation and Liability Act of 1980 and the laws of certain states. Application of various other federal and state environmental laws could also result in the imposition of liability on us for costs associated with environmental hazards.

We routinely conduct environmental assessments prior to closing any new commercial mortgage loans or to taking title to real estate. Although unexpected environmental liabilities can always arise, we seek to minimize this risk by undertaking these environmental assessments and complying with our internal environmental policies and procedures.

Climate change, and the need to develop regulatory tools to ensure that insurers are managing the potential financial risks, has come under scrutiny by state legislatures, federal regulators, the NAIC, state insurance regulators, such as the NYDFS, the Connecticut Insurance Department, and other state regulatory agencies.

In 2020, the NAIC established a Climate and Resiliency Task Force to coordinate engagement on climate-related risk and resiliency issues. The Task Force has implemented the NAIC's annual Climate Risk Disclosure Survey and developed proposed enhancements to existing regulatory tools to address climate-related risks.

The NYDFS, in a "Circular Letter No. 15," dated September 22, 2020 and in "Guidance for New York Domestic Insurers on Managing the Financial Risks from Climate Change," dated November 15, 2021, provided that all New York insurers should start integrating the consideration of the financial risks from climate change into their governance frameworks, business strategies, risk management processes and scenario analysis, and develop their approach to climate-related financial disclosure.

In September 2022, the Connecticut Insurance Department issued Bulletin No. FS-44, "Guidance for Connecticut Domestic Insurers on Managing the Financial Risks for Climate Change." This guidance directs all Connecticut insurance companies to adopt a strategic approach to climate management that addresses both current and emerging risks. Insurers are expected to identify and implement actions that are proportionate to the nature, scale, and complexity of their operations, ensuring that climate risk is integrated into business planning and risk oversight processes.

In October 2023, California's governor signed into law climate disclosure and financial reporting legislation entitled the Climate Corporate Data Accountability Act and the Climate-Related Financial Risk Act. These laws impose new reporting requirements on companies doing business in California that generate over $1.0 billion in gross annual revenue. The new laws require applicable companies to disclose Scope 1 and Scope 2 greenhouse gas ("GHG") emissions beginning in 2026 and Scope 3 GHG emissions in 2027. The laws also require applicable companies to submit biennial climate-related financial risk reports to the California Air Resources Board beginning in 2026. We are monitoring further guidance regarding implementation of the new laws but do not believe that the laws will have a material impact on our business and operations. The California disclosure rules are the subject of ongoing litigation which may affect their implementation timelines or whether they are ultimately implemented at all.

Item 1A.    Risk Factors

We face a variety of risks that are substantial and inherent in our business, including market, liquidity, credit, strategic, operational, legal, regulatory and reputational risks. The following is a summary of the material factors that could adversely affect our business, sales, revenues, AUM, reputation, results of operations, liquidity, profitability or financial condition.

•Global Market Risks
◦Conditions in the global capital markets, the economy and geopolitical events.
◦The level of interest rates and in particular a period of rapidly increasing interest rates or a recurrence of a low interest rate environment.
◦Unfavorable developments in interest rates, credit spreads and policyholder behavior related to our stable value products.
◦Potential inadequacy of our risk management policies and procedures, including hedging programs.

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•Liquidity, Credit and Investment Risks
◦A downgrade or potential downgrade in our financial strength or credit ratings.
◦The inability of counterparties to meet their financial obligations.
◦Requirements to post collateral or make payments related to changes in market value of specified assets.
◦Risks associated with our participation in securities lending and repurchase programs.
◦Risks associated with our institutional funding with a Federal Home Loan Bank and other funding arrangements.
◦Risk of a decrease in the value of our invested assets and the investment returns credited to customers.
◦The relative illiquidity of some of our investments as well as significant market valuation fluctuations of certain asset classes.
◦Inherent uncertainty in methodologies, estimations and assumptions used to value our investments and determine allowances and impairments on such investments.
•Strategic and Business Risks
◦Our ability to increase or maintain our market share in highly competitive markets.
◦Our ability to achieve the desired results from recent acquisitions.
◦The complexity of our products and services and our reliance on intermediaries.
◦Differences between actual policy experience and pricing, reserving or actuarial assumptions.
◦Credit risk associated with reinsurance, as well as its general availability, affordability or adequacy.
◦Our ability to effectively apply technology or to adapt to disruptive technology or innovations.
◦Our ability to maintain client satisfaction with our services.
•Operational Risks
◦Interruption or other operational failures in telecommunication, cybersecurity, information technology and other operational systems.
◦Our ability to protect the privacy and confidentiality of customer information.
◦Our ability to attract and retain qualified employees.
◦The occurrence of natural or man-made disasters.
◦Potential difficulties arising from outsourcing relationships.
◦Our dependence on third party software licenses.
◦Risks related to our international operations.
•Tax, Regulatory and Legal Risks
◦Potential requirements to reduce the carrying value of our deferred income tax assets or establish an additional valuation allowance against them.
◦Potential limitations on our ability to use certain beneficial deferred tax assets.
◦Changes in tax laws and interpretations of existing tax law.
◦Potential failure to comply with regulations governing our business and our products, or to those of our affiliates.
◦Potential failure to comply with regulations governing our insurance businesses in particular, enforcement actions and regulatory investigations.
◦A decrease in our RBC ratio.
◦Litigation or potential litigation.
◦Changes in accounting standards.

Global Market Risks

Conditions in the global capital markets and the economy generally, as well as geopolitical events, have affected and may continue to affect our business and results of operations.

Our business and results of operations are affected by conditions in the global capital markets and the economy generally and are vulnerable to general economic disruption, decreases in asset prices, increases in market volatility and reductions in the availability of credit.

We are affected by both domestic and international macroeconomic developments. Volatility and disruptions in financial markets, including global capital markets, can have an adverse effect on our investment portfolio, and our liabilities are sensitive to changing market factors. Factors including geopolitics (including war and terrorism), political uncertainty and political instability, potential government shutdowns, the ability of governments to respond in the event of national emergencies, government fiscal and tax policy, interest rates, credit spreads, equity prices, derivative prices and availability, real estate markets, exchange rates, the volatility and strength of the capital markets, changes in reference rates and the lack of

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historical performance information for such rates, and deflation and inflation, all affect our financial condition. Disruptions in one market or asset class can also spread to other markets or asset classes. Upheavals in the financial markets can also affect our financial condition (including our liquidity and capital levels) as a result of impacts, including diverging impacts, on the value of our assets and our liabilities.

Even in the absence of a market downturn, our retirement, investment and insurance products, as well as our investment returns and our access to and cost of financing, are sensitive to equity, fixed income, real estate and other market fluctuations and general economic and political conditions.

Adverse capital market conditions may affect the availability and cost of borrowed funds, thereby impacting our ability to support or grow our business. We need liquidity to pay our operating expenses, interest on our debt and dividends to our parent, to maintain our securities lending activities, to fund policyholder withdrawals and other benefits, to complete business acquisitions and to replace certain maturing liabilities. Without sufficient liquidity, we would be forced to curtail our operations and our business would suffer.

In addition, our insurance and annuity products and certain of our retirement and investment products are sensitive to inflation rate fluctuations. A sustained increase in the inflation rate in our principal markets may negatively affect our business. A failure to accurately anticipate higher inflation and factor it into our product pricing assumptions may result in mispricing of our products, which could materially and adversely impact our results of operations.

To the extent that any of the foregoing risks were to emerge in a manner that adversely affected general economic conditions, financial markets, or the markets for our products and services, our financial condition, liquidity, and results of operations could be materially adversely affected. Adverse economic conditions that negatively affect the level of employment could affect our business.

The level of interest rates may adversely affect our profitability, particularly during a period of rapidly increasing interest rates or in the event of a recurrence of a low interest rate environment.

Increases in market interest rates could have a material adverse effect on the value of our investment portfolio by, for example, decreasing the estimated fair values of the fixed income securities within our investment portfolio. A decrease in the estimated fair value of our investment portfolio would result in a reduction in U.S. GAAP equity and an increase in our leverage ratios. An increase in market interest rates could also create increased collateral posting requirements associated with our interest rate hedging programs and Federal Home Loan Bank ("FHLB") funding agreements, which could materially and adversely affect liquidity. In addition, an increase in market interest rates could require us to pay higher interest rates on debt securities we may issue in the financial markets from time to time to finance our operations, which would increase our interest expense and reduce our results of operations. In addition, certain statutory capital and reserve requirements are based on formulas or models that consider interest rates, and a rapidly increasing interest rate environment may increase the statutory capital we are required to hold and the amount of assets we must maintain to support statutory reserves.

Conversely, during a period of decreasing interest rates or a prolonged period of low interest rates, our investment earnings may decrease because the interest earnings on our recently purchased fixed income investments will likely have declined in tandem with market interest rates. In addition, a prolonged low interest rate period may result in higher costs for certain derivative instruments that may be used to hedge certain of our product risks. RMBS and callable fixed income securities in our investment portfolios will be more likely to be prepaid or redeemed as borrowers seek to borrow at lower interest rates. Consequently, we may be required to reinvest the proceeds in securities bearing lower interest rates.

Accordingly, during periods of declining interest rates, our profitability may suffer as the result of a decrease in the spread between interest rates credited to policyholders and contract owners and returns on our investment portfolios. An extended period of declining or prolonged low interest rates may also coincide with an increase in liabilities for future policyholder benefits. In addition, certain statutory capital and reserve requirements are based on formulas or models that consider interest rates, and an extended period of low interest rates may increase the statutory capital we are required to hold and the amount of assets we must maintain to support statutory reserves.

In a period of changing interest rates, interest expense may increase and interest credited to policyholders may change at different rates than the interest earned on assets. Accordingly, changes in interest rates could decrease net interest margin. Changes in interest rates may negatively affect the value of our assets and our ability to realize gains or avoid losses from the sale of those assets, all of which also ultimately affect earnings.

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Unfavorable developments in interest rates, credit spreads and policyholder behavior may result in adverse financial consequences related to our stable value products, and our hedging program and risk mitigation features may not successfully offset these consequences.

We offer stable value products primarily as a fixed rate, liquid asset allocation option for employees of our plan sponsor customers within the defined contribution funding plans offered by our retirement business. These products provide a guaranteed annual credited rate on participant account values and generally allow immediately eligible participant withdrawals and transfers without a market value adjustment.

The sensitivity of our statutory reserves and surplus established for stable value products to changes in interest rates, credit spreads and policyholder behavior will vary depending on the magnitude of these changes, as well as on the market value of invested assets, participant account value, the market value of other assets generally, credit losses, the guaranteed credited rates available to customers and other product features. Realization or re-measurement of these risks may result in an increase in the reserves for stable value products, and could materially and adversely affect our financial position or results of operations. In particular, in a low interest rate environment, we are exposed to the risk that reserves must be added to fund withdrawals and transfers when guaranteed annual credited rates exceed the earned rate on invested assets. In a rising interest rate environment, we are exposed to the risk of a potential increase in contract holder withdrawals and the potential need to sell assets at a loss to fund those withdrawals.

Although we maintain a hedging program and other risk mitigating features to offset these risks, such program and features may not operate as intended or may not be fully effective, and we may remain exposed to such risks.

Our risk management policies and procedures, including hedging programs, may prove inadequate for the risks we face, which could adversely affect our business and financial condition or result in losses.

We have developed risk management policies and procedures, including hedging programs that utilize derivative financial instruments, and expect to continue to do so in the future. Nonetheless, our policies and procedures to identify, monitor and manage risks may not be fully effective, particularly during turbulent economic conditions. Many of our methods of managing risk and exposures are based on observed historical market behavior or statistics based on historical models. As a result, these methods may not predict future exposures accurately, which could be significantly greater than historical measures indicate.

We employ various strategies, including hedging and reinsurance, with the objective of mitigating risks inherent in our business and operations. These risks include current or future changes in the fair value of our assets and liabilities, current or future changes in cash flows, the effect of interest rates, equity markets and credit spread changes, the occurrence of credit defaults, currency fluctuations and changes in mortality and longevity. We seek to control these risks by, among other things, entering into reinsurance contracts and derivative instruments, such as swaps, options, futures and forward contracts. See risk factor Reinsurance subjects us to the credit risk of reinsurers and may not be available, affordable or adequate to protect us against losses for risks associated with our use of reinsurance. Developing an effective strategy for dealing with these risks is complex, and no strategy can completely protect us from such risks. Our hedging strategies also rely on assumptions and projections regarding our assets, liabilities, general market factors, and the creditworthiness of our counterparties that may prove to be incorrect or inadequate. Our hedging strategies and the derivatives that we use, or may use in the future, may not adequately mitigate or offset the hedged risk and our hedging transactions may result in losses.

Liquidity, Credit and Investment Risks

A downgrade or a potential downgrade in our financial strength or credit ratings may result in a loss of business and adversely affect our results of operations and financial condition.

We are currently subject to periodic review by independent credit rating agencies S&P, Moody's, and Fitch, each of which currently maintain an investment grade rating with respect to us. Our ability to obtain secured or unsecured debt financing and the cost of such financing depend, in part, on our credit ratings. A credit rating downgrade could negatively impact our ability to obtain such financing and increase borrowing costs. In turn, maintaining our credit ratings depends on strong financial results and on other factors, including the outlook of the rating agencies on our sector and the market generally.

Financial strength ratings, which various rating organizations publish as a measure of an insurance company's ability to meet contract holder and policyholder obligations, are important to maintain public confidence in our products, the ability to market our products and our competitive position. A downgrade in our financial strength ratings, or the announced potential for a downgrade, could have a significant adverse effect on our financial condition and results of operations in many ways, including by: (i) reducing new sales of insurance and annuity products and investment products; (ii) adversely affecting our relationships

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with our advisors and third-party distributors of our products; (iii) materially increasing the number or amount of policy surrenders and withdrawals by contract holders and policyholders; (iv) requiring us to reduce prices for many of our products and services to remain competitive; and (v) adversely affecting our ability to obtain reinsurance or obtain reasonable pricing on reinsurance.

In addition, rating agencies may implement changes to their capital models that may favorably or unfavorably affect our ratings. We cannot assure you that these ratings will remain in effect for any given period of time or that a rating will not be lowered, suspended or withdrawn. Ratings are not a recommendation to buy, sell or hold any security or other financial product, and each agency's rating should be evaluated independently of any other agency's rating.

The inability of counterparties to meet their financial obligations could have an adverse effect on our results of operations.

Third parties that owe us money, securities or other assets may not pay or perform under their obligations. These parties include the issuers or guarantors of securities we hold, customers, reinsurers, trading counterparties, securities lending and repurchase counterparties, counterparties under swaps, credit default and other derivative contracts, clearing agents, exchanges, clearing houses and other financial intermediaries. Defaults by one or more of these parties on their obligations to us due to bankruptcy, lack of liquidity, downturns in the economy or real estate values, operational failure or other factors, or even rumors about potential defaults by one or more of these parties, could have a material adverse effect on our results of operations, financial condition and liquidity. Actual or anticipated changes or downgrades in counterparty credit ratings, including any announcement that such ratings are under review for a downgrade, could increase our corporate borrowing costs and limit our access to the capital markets, which could adversely impact our financial results.

We routinely execute a high volume of transactions such as unsecured debt instruments, derivative transactions and equity investments with counterparties and customers in the financial services industry, resulting in large periodic settlement amounts which may result in our having significant credit exposure to one or more of such counterparties or customers. Many of these transactions comprise derivative instruments with a number of counterparties in order to hedge various risks, including equity and interest rate market risk features within many of our insurance and annuity products. Our obligations under our products are not changed by our hedging activities and we are liable for our obligations even if our derivative counterparties do not pay us. As a result, we face concentration risk with respect to liabilities or amounts we expect to collect from specific counterparties and customers. A default by, or even concerns about the creditworthiness of, one or more of these counterparties or customers could have an adverse effect on our results of operations or liquidity. There is no assurance that losses on, or impairments to the carrying value of, these assets due to counterparty credit risk would not materially and adversely affect our business, results of operations or financial condition.

We are also subject to the risk that our rights against third parties may not be enforceable in all circumstances. The deterioration or perceived deterioration in the credit quality of third parties whose securities or obligations we hold could result in losses and/or adversely affect our ability to rehypothecate or otherwise use those securities or obligations for liquidity purposes. While in many cases we are permitted to require additional collateral from counterparties that experience financial difficulty, disputes may arise as to the amount of collateral we are entitled to receive and the value of pledged assets. Our credit risk may also be exacerbated when the collateral we hold cannot be realized or is liquidated at prices not sufficient to recover the full amount of the loan or derivative exposure that is due to us, which is most likely to occur during periods of illiquidity and depressed asset valuations. The termination of contracts and the foreclosure on collateral may subject us to claims for the improper exercise of rights under the contracts. Bankruptcies, downgrades and disputes with counterparties as to the valuation of collateral tend to increase in times of market stress and illiquidity.

Requirements to post collateral or make payments related to changes in market value of specified assets may adversely affect our liquidity.

The amount of collateral we may be required to post under short-term financing agreements and derivative transactions may increase under certain circumstances. Pursuant to the terms of some transactions, we could be required to make payment to our counterparties related to any change in the market value of the specified collateral assets. Such requirements could have an adverse effect on our liquidity. Furthermore, with respect to any such payments or collateral, we may have unsecured risk to the counterparty as these amounts may not be required to be segregated from the counterparty's other funds, may not be held in a third-party custodial account and may not be required to be returned to us by the counterparty until the termination of the transaction.

Our participation in securities lending and repurchase programs subjects us to potential liquidity and other risks.

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The repurchase of securities or our inability to enter into new repurchase agreements would reduce the amount of cash collateral available to us. Market conditions on or after the repurchase date may limit our ability to enter into new agreements at a time when we need access to additional cash collateral for investment or liquidity purposes.

For both securities lending and repurchase transactions, in some cases, the maturity of the securities held as invested collateral (i.e., securities that we have purchased with cash collateral received) may exceed the term of the related securities on loan and the estimated fair value may fall below the amount of cash received as collateral and invested. If we are required to return significant amounts of cash collateral on short notice and we are forced to sell securities to meet the return obligation, we may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than we otherwise would have been able to realize under normal market conditions, or both. In addition, under adverse capital market and economic conditions, liquidity may broadly deteriorate, which would further restrict our ability to sell securities. See the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for further information on the repurchase agreements and securities lending programs.

A portion of our institutional funding originates from sources such as a Federal Home Loan Bank and our Funding Agreement Backed Note program, which subjects us to liquidity risks.

A portion of our institutional funding originates from the Federal Home Loan Bank of Boston ("FHLB of Boston"), as well as our Funding Agreement Backed Note ("FABN") program. We have issued funding agreements in exchange for eligible collateral primarily in the form of cash, mortgage-backed securities and U.S. Treasury securities. These funding agreements are for a fixed term and cannot be terminated early.

Should the programs choose to change their definition of eligible collateral, change the lendable value against such collateral or if the market value of the pledged collateral decreases in value due to changes in interest rates or credit ratings, we may be required to post additional collateral in the form of cash or other eligible collateral. Additionally, if we lose access to such funding, we may be required to find other sources to replace it, which could increase our funding costs. This could occur if our creditworthiness falls below either of the FHLB's or FABN program's requirements or if legislative or other political actions cause changes to the FHLBs' mandate or to the eligibility of life insurance companies to be members of the FHLB system or to participate in a FABN program.

Our investment portfolio is subject to several risks that may diminish the value of our invested assets and the investment returns credited to customers, which could reduce our sales, revenues and results of operations.

Fixed income securities represent a significant portion of our investment portfolio. We are subject to the risk that the issuers, or guarantors, of fixed income securities we own may default on principal and interest payments they owe us. We are also subject to the risk that the underlying collateral within asset-backed securities, including mortgage-backed securities, may default on principal and interest payments causing an adverse change in cash flows. The occurrence of a major economic downturn, acts of corporate malfeasance, widening mortgage or credit spreads, or other events that adversely affect the issuers, guarantors or underlying collateral of these securities could cause the estimated fair value of our fixed income securities portfolio and our earnings to decline and the default rate of the fixed income securities in our investment portfolio to increase. A ratings downgrade affecting issuers or guarantors of securities in our investment portfolio, or similar trends that could worsen the credit quality of such issuers or guarantors could also have a similar effect. Similarly, a ratings downgrade affecting a security we hold could indicate that the credit quality of that security has deteriorated and could increase the capital we must hold to support that security to maintain our RBC ratio. See risk factor A decrease in our RBC ratio (as a result of a reduction in statutory surplus or increase in RBC requirements) could result in increased scrutiny by insurance regulators and rating agencies and have a material adverse effect on our business, results of operations and financial condition. We are also subject to the risk that cash flows resulting from the payments on pools of mortgages or other obligations that serve as collateral underlying the mortgage-or asset-backed securities we own may differ from our expectations in timing or size. Cash flow variability arising from an unexpected acceleration in mortgage prepayment behavior can be significant, and could cause a decline in the estimated fair value of certain "interest-only" securities within our mortgage-backed securities portfolio. Any event reducing the estimated fair value of these securities, other than on a temporary basis, could have a material adverse effect on our business, results of operations and financial condition.

From time to time we invest our capital to seed a particular investment strategy or investment portfolio. We may also co-invest in funds or take an equity ownership interest in certain structured finance/investment vehicles that we or our affiliates manage for our customers. In some cases, these interests may be leveraged with third-party debt financing. Any decrease in the value of such investments could negatively affect our revenues and income or subject us to losses.

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Poor investment performance may result in reductions to interest rates credited to our products, which in turn could lead to lower sales, an increase in customer withdrawals, and a decrease in AUM which would adversely affect results of operations.

Some of our investments are relatively illiquid and in some cases are in asset classes that may experience significant market valuation fluctuations.

We hold certain assets that may lack liquidity, such as privately placed fixed income securities, commercial mortgage loans, policy loans, limited partnership interests and other alternative investments. Reported values of our relatively illiquid types of investments do not necessarily reflect the current market prices of the assets. If we require significant amounts of cash on short notice in excess of normal cash requirements or are required to post or return collateral in connection with our investment portfolio, derivatives transactions or securities lending activities, we may have difficulty selling these investments in a timely manner, be forced to sell them for less than we otherwise would have been able to realize, or both.

The amount and timing of income from alternative investments tend to be uneven. The timing of distributions from such investments, can be difficult to predict and, in the case of investment funds, may depend on particular events relating to underlying investments, as well as the funds' schedules for making distributions and their needs for cash. As a result, the amount of income that we record from these investments can vary substantially from quarter to quarter. Market volatility may reduce investment income for these types of investments.

The valuation of many of our financial instruments, and the determination of the amount of allowances and impairments taken on our investments, include methodologies, estimations and assumptions that are subject to differing interpretations or are inherently subjective and could result in changes to investment valuations that may adversely affect our results of operations and financial condition.

During periods of market disruption, including periods of rapidly changing credit spreads or illiquidity, it may be difficult to value certain of our securities, such as certain mortgage-backed securities, if trading becomes less frequent or market data becomes less observable. There may be certain asset classes that, although currently in active markets with significant observable data, could become illiquid in a difficult financial environment. As such, valuations may include inputs and assumptions that are less observable or require greater estimation, thereby resulting in values that may differ materially from the value at which the investments may be ultimately sold. Further, rapidly changing and unprecedented market conditions could materially impact the valuation of securities as reported within the financial statements, and the period-to-period changes in value could vary significantly. Decreases in value could have a material adverse effect on our results of operations and financial condition.

The determination of the amount of allowances and impairments varies by investment type and is based on our quarterly evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are subjective and require a high degree of judgment, and are revised as conditions change and new information becomes available. There can be no assurance that management has accurately assessed the level of impairments taken and allowances reflected in our financial statements. Furthermore, additional impairments may need to be taken or allowances provided for in the future if investments perform worse than our expectations. Historical trends may not be indicative of future impairments or allowances.

Differences between actual claims experience and reserving assumptions may adversely affect our results of operations or financial condition.

We establish and hold reserves to pay future policy benefits and claims. Our reserves do not represent an exact calculation of liability, but rather are actuarial or statistical estimates based on data and models that include many assumptions and projections, which are inherently uncertain and involve the exercise of significant judgment, including assumptions as to the levels or timing of receipt or payment of premiums, benefits, claims, expenses, interest credits, investment results (including equity market returns), retirement, mortality, morbidity and persistency. We periodically review the adequacy of reserves and the underlying assumptions. We cannot, however, determine with precision the amounts that we will pay for, or the timing of payment of, actual benefits, claims and expenses or whether the assets supporting our policy liabilities, together with future premiums, will grow to the level assumed prior to payment of benefits or claims. If actual experience differs significantly from assumptions or estimates, reserves may not be adequate. If we conclude that our reserves, together with future premiums, are insufficient to cover future policy benefits and claims, we would be required to increase our reserves and incur income statement charges for the period in which we make the determination, which could materially and adversely affect our results of operations and financial condition.

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Strategic and Business Risks

Because we operate in highly competitive markets, we may not be able to increase or maintain our market share, which may have an adverse effect on our results of operations.

In each of our businesses we face intense competition, including from broker-dealers, financial advisors, asset managers and diversified financial institutions, banks, technology companies and start-up financial services providers, both for the ultimate customers for our products and for distribution through independent distribution channels. We compete based on a number of factors including brand recognition, reputation, quality of service, quality of investment advice, investment performance of our products, product features, scope of distribution, price, perceived financial strength and credit ratings, scale and level of customer service. A decline in our competitive position as to one or more of these factors could adversely affect our profitability. Many of our competitors are large and well-established and some have greater market share or breadth of distribution, offer a broader range of products, services or features, assume a greater level of risk, have greater financial resources, or have higher claims-paying or credit ratings than we do. Furthermore, the preferences of the end consumers for our products and services may shift, including as a result of technological innovations, including increased automation, affecting the marketplaces in which we operate and the distribution channels through which we offer our products and services. To the extent that our competitors are more successful than we are at adopting new technology and adapting to the changing preferences of the marketplace, our competitiveness may decline.

Further, the profitability of our engagements with clients may not meet our expectations due to unexpected costs, cost overruns, early contract terminations, unrealized assumptions used in our contract bidding process or the inability to maintain our prices in light of any inflationary circumstances.

In recent years, there has been substantial consolidation among companies in the financial services industry resulting in increased competition from large, well-capitalized financial services firms. Many of our competitors also have been able to increase their distribution systems through mergers, acquisitions, partnerships or other contractual arrangements. Furthermore, larger competitors may have lower operating costs and an ability to absorb greater risk, allowing them to price products more competitively while maintaining financial strength ratings. These competitive pressures could result in increased pressure on the pricing of certain of our products and services, and could harm our ability to maintain or increase profitability. There can be no assurance that we will continue to effectively compete within the industry or that competition will not have a material adverse impact on our business, results of operations and financial condition.

Recent acquisitions, including managing the transition on the terms or timing currently contemplated, could have negative impacts on us.

As further described in Overview in Management's Narrative Analysis of the Results of Operations and Financial Condition in Part II, Item 7. of this Annual Report on Form 10-K we completed an acquisition in early 2025.

Although we believe this acquisition to have been successful to date, it is possible that we may not achieve certain of the benefits that we expect to obtain in connection with the acquisition, or that integrating this business, including its information technology, data management and operational systems, may take longer than expected or create additional vulnerabilities. For example, it is possible that expected revenues may not fully materialize or that the value of the acquisitions to us is less than we anticipated. See Overview in Management's Narrative Analysis of the Results of Operations and Financial Condition in Part II, Item 7. of this Annual Report on Form 10-K for further information. Should the acquisition ultimately prove to be less beneficial than we anticipated, or should the integration costs, transition services or other developments resulting from the acquisitions create unanticipated difficulties for our business, our results of operations and financial condition could be adversely affected, including impairment to the value of goodwill and intangible assets which has increased as a result of our most recent acquisition.

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Our operations, products and services are complex and our products and services are frequently sold through intermediaries. A failure to properly perform services, the misrepresentation of our products or services or a loss or significant change in these relationships may have an adverse effect on our revenues and income.

Our operations include, among other things, retirement plan administration, policy administration, portfolio management, investment advice, retail and wholesale brokerage, fund administration, shareholder services, benefits processing and servicing, contract and sales and servicing, transfer agency, underwriting, distribution, custodial, trustee and other fiduciary services. In order to be competitive, we must properly perform our administrative and related responsibilities, including recordkeeping and accounting, regulatory compliance, security pricing, corporate actions, compliance with investment restrictions, daily net asset value computations, account reconciliations and required distributions to fund shareholders. Many of our products and services are complex and are frequently sold through intermediaries. In particular, we are reliant on intermediaries to describe and explain our products to potential customers. The intentional or unintentional misrepresentation of our products and services in advertising materials or other external communications, or inappropriate activities by our personnel or an intermediary, could adversely affect our reputation and business prospects, as well as lead to potential regulatory actions or litigation.

We distribute certain products under agreements with affiliated distributors and other members of the financial services industry that are not affiliated with us. We compete with other financial institutions to attract and retain commercial relationships in each of these channels. Our success in competing for sales through these distribution intermediaries depends on factors such as the amount of sales commissions and fees we pay, the breadth of our product offerings, the strength of our brand, our perceived stability and financial strength ratings, and the marketing and services we provide to, and the strength of the relationships we maintain with, individual distributors. An interruption or significant change in certain key relationships could materially affect our ability to market our products and could have a material adverse effect on our business, results of operations and financial condition. Distributors may elect to alter, reduce or terminate their distribution relationships with us, including for such reasons as changes in our distribution strategy, adverse developments in our business, adverse rating agency actions or concerns about market-related risks. Alternatively, we may terminate one or more distribution agreements due to, for example, a loss of confidence in, or a change in control of, one of such distributors, which could reduce sales.

We are also at risk that key distribution partners may merge or change their business models in ways that affect how our products are sold, either in response to changing business priorities, the adoption of new technologies, or as a result of shifts in regulatory supervision or potential changes in state and federal laws and regulations regarding standards of conduct applicable to distributors when providing investment advice to retail and other customers.

Reinsurance subjects us to the credit risk of reinsurers and may not be available, affordable or adequate to protect us against losses.

We cede life and health insurance policies and annuity contracts or certain risks related to life and health insurance policies and annuity contracts to other insurance companies using various forms of reinsurance, including coinsurance, modified coinsurance, coinsurance with funds withheld, monthly renewable term and yearly renewable term. However, we remain liable to the underlying policyholders if the reinsurer defaults on its obligations with respect to the ceded business. If a reinsurer fails to meet its obligations under the reinsurance contract, we will be forced to bear the entire unresolved liability for claims on the reinsured policies. In addition, a reinsurer insolvency or loss of accredited reinsurer status may cause us to lose our reserve credits on the ceded business, in which case we would be required to establish additional statutory reserves. Cancellation by the reinsurer of certain of our reinsurance arrangements, without the ability to replace them with new arrangements, could have the effect of increasing our risk-based capital requirements and reducing our excess capital.

In connection with Voya Financial's sale of its individual life business that was completed in 2021, we have entered into a large reinsurance agreement with Security Life of Denver ("SLD"), our former insurance affiliate, with respect to the portion of the annuity and other legacy businesses that have been written by us. While SLD's reinsurance obligations to us are collateralized through assets held in trust, in the event of any default by SLD of its reinsurance obligations to us, or any loss of credit for such reinsurance, there can be no assurance that such assets will be sufficient to support the reserves that we would be required to establish or to pay claims.

If a reinsurer does not have accredited reinsurer status or if a currently accredited reinsurer loses that status, in any state where we are licensed to do business, we are not entitled to take credit for reinsurance in that state if the reinsurer does not post sufficient qualifying collateral (either qualifying assets in a qualifying trust or qualifying letters of credit ("LOCs")). In this event, we would be required to establish additional statutory reserves. Similarly, the credit for reinsurance taken by us under reinsurance agreements with affiliated and unaffiliated non-accredited reinsurers is, under certain conditions, dependent on the non-accredited reinsurer's ability to obtain and provide sufficient qualifying assets in a qualifying trust or qualifying LOCs

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issued by qualifying lending banks. If these steps are unsuccessful, or if unaffiliated non-accredited reinsurers that have reinsured business with us are unsuccessful in obtaining sources of qualifying reinsurance collateral, we might not be able to obtain full statutory reserve credit.

Loss of reserve credit would require us to establish additional statutory reserves and would result in a decrease in the level of our capital, which could have a material adverse effect on our profitability, results of operations and financial condition.

Our reinsurance recoverable balances are periodically assessed for uncollectability. The collectability of reinsurance recoverables is subject to uncertainty arising from a number of factors, including whether the insured losses meet the qualifying conditions of the reinsurance contract, whether reinsurers or their affiliates have the financial capacity and willingness to make payments under the terms of the reinsurance contract, and the degree to which our reinsurance balances are secured by sufficient qualifying assets in qualifying trusts or qualifying LOCs issued by qualifying lending institutions. Although a substantial portion of our reinsurance exposure is secured by assets held in trusts or LOCs, the inability to collect a material recovery from a reinsurer could have a material adverse effect on our profitability, results of operations and financial condition. For additional information regarding our unsecured reinsurance recoverable balances, see Quantitative and Qualitative Disclosures About Market Risk – Market Risk Related to Credit Risk in Part II, Item 7A. of this Annual Report on Form 10-K.

The premium rates and other fees that we charge are based, in part, on the assumption that reinsurance will be available at a certain cost. Some of our reinsurance contracts contain provisions that limit the reinsurer's ability to increase rates on in-force business; however, some do not. If a reinsurer raises the rates that it charges on a block of in-force business, in some instances, we will not be able to pass the increased costs onto our customers and our profitability will be negatively impacted. Additionally, such a rate increase could result in our recapturing of the business, which may result in a need to maintain additional reserves, reduce reinsurance receivables and expose us to greater risks. In recent years, we have faced a number of rate increase actions on in-force business, which have in some instances adversely affected our financial results, and there can be no assurance that the outcome of future rate increase actions would not have a material effect on our results of operations or financial condition. In addition, if reinsurers raise the rates that they charge on new business, we may be forced to raise our premiums, which could have a negative impact on our competitive position.

Our business performance and growth plans may be adversely affected if we are not able to effectively apply technology in our business and operations or to adapt quickly enough to disruptive technology or innovations including artificial intelligence. Conversely, investments in innovative product offerings may fail to yield sufficient returns to cover their costs.

Our success depends, in part, on our ability to develop and implement new or revised solutions that anticipate and keep pace with rapid and continuing innovation, changes in technology, industry standards and client preferences, including changes that result from developments in artificial intelligence and big data analytics. Rapid developments in the applications of generative artificial intelligence may be especially challenging to keep pace with. We may not be successful in anticipating or responding to these developments on a timely and cost-effective basis. In addition, our innovative solutions may not be accepted in the marketplace. Such technology, including artificial intelligence and big data analytics may develop in unanticipated ways that could harm customers, the Company, our reputation or our business models or that could lead to increasing regulatory scrutiny. Additionally, the effort to gain technological expertise and develop or apply new technologies requires us to incur significant expenses. All of these factors could have a material adverse effect on our ability to compete or to obtain or retain client engagements.

If our clients are not satisfied with our services, we may face additional cost, loss of profit opportunities and damage to our reputation or legal liability.

We depend, to a large extent, on our relationships with our clients and our reputation to understand our clients’ needs and deliver solutions and services that are tailored to satisfy those needs. If a client is not satisfied with our services, it may be damaging to our business and could cause us to incur additional costs, impair our profitability or reduce our AUM. Accordingly, poor service to one client may negatively impact our relationships with multiple other clients. Moreover, if we fail to meet our contractual obligations, we could be subject to legal liability or loss of client relationships.

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Operational Risks

Interruption or other operational failures in telecommunication, cybersecurity, information technology and other operational systems, including as a result of human and process error or a failure to maintain the security, integrity, confidentiality, or privacy of such systems, could harm our business.

We are highly dependent on automated and information technology systems, including off-premises systems provided by various cloud services providers, to record and process both our internal transactions and transactions involving our customers, as well as to calculate reserves, value invested assets and complete certain other components of our U.S. GAAP and statutory financial statements. Despite the implementation of security and back-up measures, our information technology systems or those of third parties upon whom we rely, may remain vulnerable to disruptions, delays and outages, including due to events that are wholly or partially beyond our control, such as natural disasters, electrical/telecommunications outages, infrastructure changes, human or software error, upgrade disruptions and capacity constraints. In addition, such disruptions could be the result of physical or electronic intrusions, viruses or other attacks.

Businesses have increasingly become the targets of "cyberattacks," "ransomware," "phishing," "hacking" or similar illegal or unauthorized intrusions into computer systems and networks. Such events are often highly publicized, can result in significant disruptions to information technology systems and the theft of significant amounts of information as well as funds from online financial accounts. In addition, they can cause extensive damage to the reputation of the targeted business and lead to significant expenses associated with investigation, remediation, regulatory scrutiny and customer protection measures. Like others in our industry, we may experience cybersecurity incidents in the ordinary course of our business. Although we seek to limit our vulnerability to such events through technological and other means, it is not possible to anticipate or prevent all potential forms of cyberattack or to guarantee our ability to fully defend against all such attacks. In addition, due to the sensitive nature of much of the financial and other personal information we maintain, we may be at particular risk for targeting.

We rely on industry standard commercial technologies to maintain the security of our systems, but such protections may not be sufficient to prevent unauthorized individuals from circumventing our security measures and penetrating our systems to access, view, misappropriate, alter, or delete information in such systems, including personal information and proprietary business information, or to misappropriate funds from online financial accounts. Information security risks also exist with respect to the use of portable electronic devices, such as laptops, which are particularly vulnerable to loss and theft. Our transition to work-from-home or hybrid working environments also increases our vulnerability to cybersecurity threats and other fraudulent activities.

Certain state and federal laws require that individuals be notified if a security breach compromises the security or confidentiality of their personal information. Any attack or other breach of the security of our information technology systems that compromises personal information, or that otherwise results in unauthorized disclosure or use of personal information, could damage our reputation in the marketplace, deter purchases of our products, subject us to heightened regulatory scrutiny, sanctions, significant civil and criminal liability or other adverse legal consequences and require us to incur significant technological, legal and other expenses.

All of these risks exist where we rely on third party service providers to provide services to us and our customers, including service providers to which we outsource certain of our functions and including providers of information security services used by businesses acquired by us or Voya Financial. The failure of any one of these systems for any reason, including due to errors made by our employees or agents or due to cybersecurity incidents, could cause significant interruptions to our operations or result in substantial costs and other negative consequences such as harm to our reputation, adversely affect our internal control over financial reporting, or have a material adverse effect on our business, results of operations and financial condition. For additional information about specific cybersecurity regulations that we are subject to, see —Regulation—Other Laws and Regulations—Cybersecurity Regulatory Activity in Part I, Item 1. of this Annual Report on Form 10-K.

Our risk management policies and procedures, including our cybersecurity incident response plan, may not be adequate for the operational risks we face, and in particular, for the increased operational risks posed by costly and time-consuming integration of acquired businesses. Our risk management methods depend on the evaluation of information regarding markets, customers, catastrophe occurrence or other matters that is publicly available or otherwise accessible to us, as well as on timely escalation of critical information regarding our operations and systems. This information may not always be accurate, complete, up-to-date or properly evaluated. Management of operational, legal and regulatory risks requires, among other things, policies and procedures to record and verify large numbers of transactions and events, as well as technology, policies and procedures to manage increasingly complex and large amounts of information, including unstructured data, retained electronically. These policies and procedures may not be fully effective.

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Any failure to protect the privacy and confidentiality of customer information could adversely affect our reputation and adversely affect our business, financial condition and results of operations.

Our business and relationships with customers are dependent on our ability to maintain the privacy, security and confidentiality of our and our customers' personal information, trade secrets, and other confidential information (including customer transactional data and personal information about our customers, the employees and customers of our customers, and our own employees and agents). We are also subject to numerous federal and state laws, as well as certain non-U.S. laws such as GDPR, regarding the privacy and security of personal information, which laws vary significantly from jurisdiction to jurisdiction. Numerous state regulatory bodies and the U.S. Senate have proposed and enacted legislation and regulations regarding privacy standards and protocols. As data privacy and protection laws continue to proliferate, including due to increased focus on data use by artificial intelligence or other innovative technology, we may incur significant technological, administrative and other expenses and face other difficulties in complying with an increasing number of legal obligations with respect to data privacy and security, or with balancing competing requirements that may be inconsistent across jurisdictions.

Many of our employees and contractors and the representatives of our broker-dealer subsidiaries have access to and routinely process personal information in computerized, paper and other forms, including on legacy systems or on systems that may not yet be fully integrated in our systems. We rely on various internal policies, procedures and controls to protect the privacy, security and confidentiality of personal and confidential information that is accessible to, or in the possession of, us or our employees, contractors and representatives. It is possible that an employee, contractor or representative could, intentionally or unintentionally, disclose or misappropriate personal information or other confidential information. If we fail in the future to maintain adequate internal controls, including any failure to implement newly-required additional controls, or if our employees, contractors or representatives fail to comply with our policies and procedures, or if we fail to implement or maintain such controls and policies and procedures when integrating acquired businesses, misappropriation or intentional or unintentional inappropriate disclosure or misuse of personal information or confidential customer information could occur. Such internal control inadequacies or non-compliance could materially damage our reputation, result in regulatory action or lead to civil or criminal penalties, which, in turn, could have a material adverse effect on our business, reputation, results of operations and financial condition. For additional risks related to our potential failure to protect confidential information, see risk factor Interruption or other operational failures in telecommunication, cybersecurity, information technology and other operational systems, including as a result of human and process error or a failure to maintain the security, integrity, confidentiality, or privacy of such systems, could harm our business.

Our business success depends on our ability to attract and retain qualified employees.

Our ability to attract and retain qualified employees is critical to our success. As a financial services organization, our employees are our most important resource. In addition, some of our most critical functions rely on the employees of our strategic partners and outsourcing vendors. In many areas of our industry, competition for qualified personnel has intensified in recent years. If we or our strategic sourcing partners are unable to continue to attract or retain qualified employees, including successors to key officers and other positions, our ability to compete could be adversely affected.

The occurrence of natural or man-made disasters may adversely affect our results of operations and financial condition.

We are exposed to various risks arising from natural disasters, including hurricanes, climate change, floods, earthquakes, tornadoes and pandemic disease, as well as man-made disasters and core infrastructure failures, including acts of terrorism, military actions, power grid and telephone/internet infrastructure failures, which may adversely affect AUM, results of operations and financial condition by causing, among other things:

•losses in our investment portfolio due to significant volatility in global financial markets or the failure of counterparties to perform, or adverse impacts to asset prices in affected sectors or geographies;
•disruption of our normal business operations, including the ability to interact with existing or potential clients, due to catastrophic property damage, loss of life, or disruption of public and private infrastructure, including communications and financial services, or mandatory shutdowns and stay-at-home orders;
•in some cases, sustained disruption of economic activity, such as what materialized in connection with the COVID-19 pandemic, which may have significant effects on our revenues, business performance, capital position, liquidity, and financial condition.

In the event of any future disaster or disruption, there can be no assurance that our business continuation and crisis management plan or insurance coverages would be effective in mitigating any negative effects on operations or profitability in the event of a disaster, nor can we provide assurance that the business continuation and crisis management plans of the independent

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distributors and outside vendors on which we rely for certain services and products would be effective in mitigating any negative effects on the provision of such services and products.

If we experience difficulties arising from outsourcing relationships, our ability to conduct business may be compromised, which may adversely affect our business and results of operations.

As we continue to focus on reducing the expense necessary to support our operations, we use outsourcing strategies for a significant portion of our information technology and business functions. If our third-party service providers experience disruptions or do not perform as anticipated, or we experience problems with a transition, we may experience system failures, disruptions, or other operational difficulties, an inability to meet obligations, including obligations to policyholders, customers, business partners and distribution partners, increased costs and loss of business and such events may have a material adverse effect on our business and results of operations. See risk factor Interruption or other operational failures in telecommunication, cybersecurity, information technology and other operational systems, including as a result of human and process error or a failure to maintain the security, integrity, confidentiality, or privacy of such systems, could harm our business.

We depend on licenses of third-party software to provide our services. The inability to maintain these licenses or errors in the software we license could result in increased costs, or reduced service levels, which would adversely affect our business.

Our applications incorporate certain third-party software obtained under licenses from other companies. We anticipate that we will continue to rely on such third-party software and development tools from third parties in the future. Although we believe that there are commercially reasonable alternatives to much of the third-party software we currently license, this may not always be the case, or it may be difficult, costly, or time-consuming to replace. In addition, integration of the software used in our applications with new third-party software may require significant work and require substantial investment of our time and resources. To the extent that our applications depend on the successful operation of third-party software in conjunction with our software, any undetected errors or defects in this third-party software could prevent the deployment or impair the functionality of our own applications, delay new application introductions, result in a failure of our applications and damage our reputation. Our use of additional or alternative third-party software would require us to enter into additional license agreements with third parties, which could result in increased costs, business disruptions and other complications.

Our international operations may result in increased risks to our business.

Our international operations, including our operations in India, and potential expansion elsewhere, expose us to a variety of political, legal, operational and other risks, including: changes in laws, their application or interpretation; increased or conflicting regulatory restrictions; political instability; non-compliance with anti-corruption and anti-bribery laws; economic or trade sanctions; restrictive tax regulations; dividend limitations; price controls; currency exchange controls or other transfer or exchange restrictions; difficulty in enforcing contracts; nationalization or expropriation of assets; imposition of limits on foreign ownership of local companies; and public or political criticism of our business and operations.

In addition, within the US, there is a growing dissatisfaction among some consumers and politicians with offshoring service work. If such dissatisfaction were to result in tax or other restrictive legislation that imposes higher costs on the receipt of offshore services, such taxes or other restrictions could significantly increase our costs.

Tax, Regulatory and Legal Risks

We may be required to reduce the carrying value of our deferred income tax assets or establish an additional valuation allowance against the deferred income tax assets.

We evaluate and test our ability to realize our deferred tax assets on a quarterly basis. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. In assessing the more likely than not criteria, we consider future taxable income as well as prudent tax planning strategies.

Reductions to deferred income taxes could occur if: (i) there are significant changes to federal tax policy; (ii) our business does not generate sufficient taxable income; (iii) there is a significant decline in the fair market value of our investment portfolio; or (iv) our tax planning strategies are not feasible. Additionally, future changes in facts, circumstances, or tax law, including a reduction in federal corporate tax rates, may result in a reduction in the carrying value of our deferred income tax assets and our RBC ratio, or an increase in the valuation allowance. A reduction in the carrying value of our deferred income tax assets, a

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reduction in our RBC ratio, or an increase in the valuation allowance could have a material adverse effect on our results of operations and financial condition.

We have significant deferred tax assets on our available-for-sale portfolio due to unrealized losses. Future increases to interest rates or the occurrence of other unexpected circumstances, such as changes in the economic environment, liquidity and investment strategy, could result in recording a related valuation allowance on our deferred tax assets in a future period.

We have estimated our deferred tax assets based on projections of future taxable income and on tax planning related to unrealized gains on investment assets. To the extent that our estimates of future taxable income decrease or if actual future taxable income is less than the projected amounts, recognition of our deferred tax assets may be reduced. Also, to the extent that unrealized gains decrease, the tax benefit may be reduced. Any reduction, including a reduction associated with a decrease in tax rate, in our deferred tax assets may be recorded as a tax expense.

Our ability to use certain beneficial deferred tax assets may become subject to limitations.

Sections 382 and 383 of the U.S. Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), operate as anti-abuse rules, the general purpose of which is to prevent trafficking in tax losses and credits, but which can apply without regard to whether a "loss trafficking" transaction occurs or is intended. These rules are triggered by the occurrence of an ownership change—generally defined as when the ownership of a company, or its parent, changes by more than 50% (measured by value) on a cumulative basis in any three-year period ("Section 382 event"). If triggered, the amount of the taxable income for any post-change year which may be offset by a pre-change loss is subject to an annual limitation. This limitation is generally derived by multiplying the fair market value of the company immediately before the date of the Section 382 event by the applicable federal long-term tax-exempt rate. If we were to experience a Section 382 event, this could impact our ability to obtain tax benefits from existing deferred tax assets as well as future losses and deductions.

Changes in tax laws and interpretations of existing tax law, including recent U.S. tax law changes, could impact the taxation of our operations or impact our ability to make distributions to Voya Financial, Inc. or make our products less attractive to customers.

Changes in tax law, as well as changes in interpretation and enforcement of existing tax laws, could increase our future tax costs, reducing our profitability. For example, the Inflation Reduction Act of 2022 includes a 15% corporate alternative minimum tax ("CAMT") on the adjusted financial statement income of large corporations. In September 2024, the Department of Treasury issued proposed regulations providing additional guidance on the CAMT. Finalizing regulations will take time, and the final regulations may differ materially from the proposed regulations. While we do not expect to be subject to the CAMT for 2025, we are continuing to review the proposed regulations, and our CAMT determination will need to be evaluated in light of future guidance. If the CAMT applies, Voya Financial will be required to pay tax at the 15% CAMT rate despite our U.S. Federal net operating loss carryforwards, which could adversely impact our business, financial condition, results of operations and liquidity. Additionally, any tax liability may create variability in the amount of cash taxes that we pay, which may affect our ordinary dividend or share buyback capacity.

Changes or clarifications in tax law could cause further reductions to our statutory deferred tax assets and our RBC ratio. A reduction in the statutory deferred tax assets or RBC ratios may impact our ability to make distributions to Voya Financial, Inc. and consequently could negatively impact Voya’s ability to pay dividends to its stockholders and to service its debt.

Current U.S. federal income tax law permits tax-deferred accumulation of income earned under life insurance and annuity products, and permits exclusion from taxation of death benefits paid under life insurance contracts. Changes in tax laws that restrict these tax benefits could make some of our products less attractive to customers. Reductions in individual income tax rates or estate tax rates could also make some of our products less advantageous to customers. Changes in federal tax laws that reduce the amount an individual can contribute on a pre-tax basis to an employer-provided, tax-deferred product (either directly by reducing current limits or indirectly by changing the tax treatment of such contributions from exclusions to deductions), or that would limit an individual’s aggregate amount of tax-deferred savings could make our products less attractive to customers.

Our businesses and those of our affiliates are heavily regulated and our products and services are subject to extensive regulation. Changes in regulation or the application of regulation or the failure to meet complex product requirements may reduce our profitability.

We are subject to detailed insurance, asset management, broker-dealer, investment advisor, and other financial services laws and government regulation.

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Our products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, FINRA, the DOL and the IRS.

We are regulated by the insurance department of our state of domicile, Connecticut. State insurance regulators, the NAIC and other regulatory bodies regularly reexamine existing laws and regulations applicable to insurance companies and their products. See –Regulation—Insurance Regulation in Part I, Item 1. of this Annual Report on Form 10-K. Changes in these laws and regulations, or in the interpretations thereof, are often made for the protection of the policyholding consumer and not necessarily the creditors or investors of the insurer, and could materially and adversely affect our business, results of operations or financial condition.

U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Internal Revenue Code. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering, distribution and administration. Failure to manage or administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, or harm to our reputation. Such penalties, costs, or harm could adversely impact our operations or profitability.

Regulatory agencies have broad administrative power over many aspects of our business. Our state insurance regulator may require us to participate in a guaranty association, which raises funds to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. This can result in the imposition of extraordinary assessments on us. Other aspects of our business which are regulated may include ethical issues, privacy, recordkeeping and marketing and sales practices. Also, bank regulators and other supervisory authorities in the U.S. and elsewhere continue to scrutinize payment processing and other transactions under regulations governing such matters as money-laundering, prohibited transactions with countries subject to sanctions, and bribery or corruption.

Compliance with applicable laws and regulations is time consuming and personnel-intensive, and changes in laws and regulations may materially increase the cost of compliance and other expenses of doing business. Compliance risks may arise where applicable regulations may be unclear, subject to multiple interpretations or under development. Regulations may conflict with one another, regulators may revise their previous guidance or courts may overturn previous rulings, all of which could affect our ability to meet applicable standards. New laws and regulations at the federal and state level, as well as in jurisdictions outside of the U.S., can limit our ability to offer new products or continue to offer existing products. In addition, policymaking at both the federal and state level and some areas of regulation affecting our business have become increasingly subject to politicization that could subject us to potentially conflicting requirements in serving our clients and to increased government, client, or media scrutiny, as well as legal challenges.

Regulatory investigations and enforcement actions may reduce profitability.

Governmental scrutiny with respect to matters relating to compensation, compliance with regulatory and tax requirements, environmental laws and business practices in the financial services industry has increased significantly in the past several years and has resulted in more aggressive and intense regulatory supervision and enforcement. Press coverage, social media commentary, and other public statements that assert some form of wrongdoing, regardless of the factual basis for the assertions being made, can lead to increased inquiries or investigation by regulators, legislators or law enforcement officials or in lawsuits. Such developments could also have a negative impact on our reputation and on business retention and new sales, which could adversely affect our business and results of operations.

Regulators and other authorities have the power to bring administrative or judicial proceedings against us, which could result, among other things, in suspension or revocation of our licenses, cease and desist orders, fines, civil penalties, criminal penalties or other disciplinary action which could materially harm our results of operations and financial condition. If we fail to address, or appear to fail to address, appropriately any of these matters, our reputation could be harmed and we could be subject to additional legal risk, which could increase the size and number of claims and damages asserted against us or subject us to enforcement actions, fines and penalties.

Past or future misconduct by our employees, agents, intermediaries, representatives of our broker-dealer and investment adviser affiliates or employees of our vendors could result in violations of law by us, regulatory sanctions or serious reputational or financial harm, and the precautions we take to prevent and detect this activity may not be effective in all cases. Although we

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employ controls and procedures designed to monitor employees' and associates' business decisions and to prevent us from taking excessive or inappropriate risks, employees and associates may take such risks regardless of such controls and procedures. Our Parent's compensation policies and practices are reviewed as part of our overall risk management program, but it is possible that such compensation policies and practices could inadvertently incentivize excessive or inappropriate risk taking. If our employees or associates take excessive or inappropriate risks, those risks could harm our reputation and have a material adverse effect on our results of operations and financial condition. Future legislation or regulation or governmental views on compensation may result in us altering compensation practices in ways that could adversely affect our ability to attract and retain talented employees.

For a description of certain regulatory inquiries affecting the Company, see the Litigation, Regulatory Matters and Contingencies section of the Commitments and Contingencies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

A decrease in our RBC ratio (as a result of a reduction in statutory surplus or increase in RBC requirements) could result in increased scrutiny by insurance regulators and rating agencies and have a material adverse effect on our business, results of operations and financial condition.

The NAIC has established regulations that provide minimum capitalization requirements based on RBC formulas for insurance companies. The RBC formula for life insurance companies establishes capital requirements relating to asset, insurance, interest rate and business risks, including equity, interest rate and expense recovery risks. We are subject to RBC standards or other minimum statutory capital and surplus requirements imposed under the laws of the state of Connecticut, our state of domicile. For additional discussion of how the NAIC calculates RBC ratios, see —Regulation—Insurance Regulation—Financial Regulation—Risk-Based Capital in Part I, Item 1. of this Annual Report on Form 10-K.

In any particular year, statutory surplus amounts and RBC ratios may increase or decrease depending on a variety of factors. Many of these factors are outside of our control. Our financial strength and credit ratings are significantly influenced by statutory surplus amounts and RBC ratios. In addition, rating agencies may implement changes to their own internal models, which differ from the RBC capital model that have the effect of increasing or decreasing the amount of statutory capital we should hold relative to the rating agencies' expectations. To the extent that our RBC ratios are deemed to be insufficient, we may seek to take actions to increase our capitalization or to reduce our capitalization requirements. If we were unable to accomplish such actions, the rating agencies may view this as a reason for a ratings downgrade.

Our failure to meet RBC requirements or minimum capital and surplus requirements could subject us to further examination or corrective action imposed by insurance regulators, including limitations on our ability to write additional business, supervision by regulators or seizure or liquidation. Any corrective action imposed could have a material adverse effect on our business, results of operations and financial condition. A decline in RBC ratios, whether or not it results in a failure to meet applicable RBC requirements, may still limit our ability to make dividends or distributions to our Parent, could result in a loss of customers or new business, and could be a factor in causing ratings agencies to downgrade our financial strength ratings, each of which could have a material adverse effect on our business, results of operations and financial condition.

Litigation may adversely affect our profitability and financial condition.

We are, and may be in the future, subject to legal actions in the ordinary course of our business operations. Some of these legal proceedings may be brought on behalf of a class. Plaintiffs may seek large or indeterminate amounts of damage, including compensatory, liquidated, treble or punitive damages. Our reserves for litigation may prove to be inadequate and insurance coverage may not be available or may be declined for certain matters. It is possible that our results of operations or cash flows in a particular interim or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation depending, in part, on the results of operations or cash flows for such period. Given the large or indeterminate amounts sometimes sought, and the inherent unpredictability of litigation, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation matters could have a material adverse effect on our financial condition.

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Changes in accounting standards could adversely impact our reported results of operations and our reported financial condition.

Our financial statements are subject to the application of U.S. GAAP, which is periodically revised or expanded. Accordingly, from time to time we are required to adopt new or revised accounting standards issued by recognized authoritative bodies, including the Financial Accounting Standards Board ("FASB"). It is possible that future accounting standards we are required to adopt could change the current accounting treatment that we apply to our consolidated financial statements and that such changes could have a material adverse effect on our results of operations and financial condition.

For additional information regarding new accounting standards, see the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Item 1B.    Unresolved Staff Comments

Omitted as registrant is neither an accelerated filer nor a well-known seasoned issuer.

Item 1C.    Cybersecurity

Cybersecurity Risk Management and Strategy

Voya Financial maintains an information security program that seeks to comply with applicable regulatory requirements. The information security team, led by Voya Financial's Chief Information Security Officer ("CISO"), implements appropriate measures designed to safeguard sensitive information and protect our operations and systems against cyber threats. The information security team carries out continuous monitoring and evaluation of Voya Financial's technology and digital infrastructure with the goal of identifying and assessing threats and proactively mitigating potential risks. The CISO and the information security team provide regular updates to Voya Financial's senior management, as further described under Cybersecurity Governance below.

In addition, as part of its risk management strategy, Voya Financial has an established and integrated cybersecurity incident response plan that focuses on incident detection, management and response. The information security team periodically reviews and updates the plan and tests playbooks within the plan through tabletop exercises.

Voya Financial's information security team is responsible for identifying, assessing, and managing cyber risk, with support from Voya Financial's operational risk management team. Information security control tasks are performed under the direction and guidance of Voya Financial's CISO, who is designated under Voya Financial's risk management principles and policies to oversee the evaluation and mitigation of information security risks. Information security management is integrated into Voya Financial’s overall risk management framework, which provides for a coordinated approach to addressing cybersecurity risk.

As part of Voya Financial's overall information security program, it may engage and retain external assessors and consultants to help improve our security, stay aligned with industry best practices, evaluate external threats and, on an as-needed basis, perform forensic reviews of cybersecurity-related incidents or independent security assessments.

With regard to risks posed by third-party vendors and service providers, Voya Financial has a dedicated team that is responsible for evaluating, assessing, and addressing those risks, with the ultimate goal of protecting sensitive information and the security of our operations and systems supported by those vendors and providers using a risk-based approach. This team conducts due diligence on third-party vendors and service providers, including evaluating their information security controls and related measures, to identify potential risks and implement appropriate controls.

Technology risks, including cybersecurity threats, undergo a thorough risk management assessment. Voya Financial evaluates risks quantitatively and qualitatively to determine both the probability and potential severity of such risks and whether any such risks could materially affect Voya Financial or its subsidiaries, including VRIAC. We have experienced and may continue to experience cybersecurity incidents and threats that could materially affect our business strategy, results of operations or financial condition. There have been no known cybersecurity incidents that have materially affected us in the past three years. For more information about the cybersecurity related risks that we face, see Interruption or other operational failures in telecommunication, cybersecurity, information technology and other operational systems, including as a result of human and process error or a failure to maintain the security, integrity, confidentiality, or privacy of such systems, could harm our business in Risk Factors in Item 1A of this Annual Report on Form 10-K.

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Cybersecurity Governance

As detailed above, Voya Financial's CISO and the information security team regularly assess and manage cybersecurity risks. Voya Financial's information security leadership team has extensive information technology and information security experience, and the full team comprises over 100 employees with over 150 certifications from leading information security certification organizations. The CISO, who oversees the organization supporting the day-to-day operations of our information security program, brings over 30 years of professional IT experience in financial services. Before assuming his current role, the CISO served as Voya Financial's Chief Technology Officer, where he was responsible for our infrastructure, cloud, and business resiliency office. Additional management of cybersecurity risks is conducted by Voya Financial's Technology and Operational Risk Committee ("TORC"), which has been delegated authority by Voya Financial's Management Risk Committee to provide oversight of operational risk, including information and technology risk, as well as related legal, compliance and regulatory risks. Members of the TORC include senior management with relevant expertise in operations, technology, information security, legal, compliance, data privacy and operational risk management. The information security team participates in the TORC meetings to discuss cybersecurity risks and mitigation treatment. The TORC provides guidance and direction in assessing, addressing, mitigating and monitoring cybersecurity risks within Voya Financial.

Voya Financial's Board committees include the Risk Committee, which provides support to the Voya Financial Board in its oversight of information technology, including cybersecurity risk. To assist the Board in fulfilling its oversight function, the Risk Committee is responsible for overseeing cybersecurity risk and collaborates with the Voya Financial Audit Committee on the related disclosures. The Risk Committee receives regular updates from the CISO on cybersecurity-related matters and reports regularly to the full Board.

Item 2.    Properties

The Company's home office is located at One Orange Way, Windsor, Connecticut, 06095-4774. All Company office space other than the home office is leased or subleased by the Company or its other affiliates. The Company pays substantially all expenses associated with its owned or leased and subleased office properties. Affiliates within Voya Financial's operations provide the Company with various management, finance, investment management and other administrative services, primarily from facilities located at 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327-4390. The affiliated companies are reimbursed for the Company's use of these services and facilities under a variety of intercompany agreements.

Item 3.    Legal Proceedings

See the Litigation, Regulatory Matters and Contingencies section of the Commitments and Contingencies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for a description of our material legal proceedings.

Item 4.    Mine Safety Disclosures

Not applicable.

PART II

Item 5.    Market for Registrant's Common Equity, Related Stockholder Matters and Issuer Purchases of Equity Securities

There is no public trading market for the common stock of VRIAC. All of our outstanding common stock is owned by our parent, Voya Holdings Inc. ("Parent"), a direct, wholly owned subsidiary of Voya Financial.

See the Capital Contributions, Dividends and Statutory Information Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual report on Form 10-K for information on capital contributions, dividends and dividend restrictions.

Item 6.    Reserved

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Item 7.    Management's Narrative Analysis of the Results of Operations and Financial Condition

For the purposes of this discussion, the terms "VRIAC," "the Company," "we," "our," and "us" refer to Voya Retirement Insurance and Annuity Company and its subsidiaries. We are a direct, wholly owned subsidiary of Voya Holdings Inc., which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial" or "Parent").

The following discussion and analysis presents a review of our results of operations for the years ended December 31, 2025 and 2024, and financial condition as of December 31, 2025 and 2024. This item should be read in its entirety and in conjunction with the Consolidated Financial Statements and related notes contained in Part II, Item 8. of this Annual Report on Form 10-K. For discussion and analysis of our results of operations for the years ended December 31, 2024 and 2023, refer to our 2024 Annual Report on Form 10-K filed with the SEC on March 11, 2025.

In addition to historical data, this discussion contains forward-looking statements about our business, operations and financial performance based on current expectations that involve risks, uncertainties and assumptions. Actual results may differ materially from those discussed in the forward-looking statements as a result of various factors. See the Note Concerning Forward-Looking Statements.

Overview

VRIAC is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, the "Company") provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

Business Update

On January 2, 2025, the Company's ultimate parent, Voya Financial, acquired the full-service retirement plan business of OneAmerica Financial. This acquisition was accomplished through the purchase of legal entities and an indemnity reinsurance agreement through which we will administer group annuity contracts on behalf of American United Life Insurance Company, an affiliate of OneAmerica Financial. As a result of the application of pushdown accounting associated with the acquisition, we recognized Additional paid-in capital of $175 million in the first quarter.

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Results of Operations

The following table presents our Consolidated Statements of Operations for the periods indicated:

	Year Ended December 31,
($ in millions)	2025	2024	Change
Revenues:
Net investment income	$1,722	$1,482	$240
Fee income	1,336	1,136	200
Premiums	1	9	(8)
Net gains (losses)	(132)	(44)	(88)
Other revenue	73	65	8
Total revenues	3,000	2,648	352
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	873	770	103
Operating expenses	1,332	1,160	172
Net amortization of DAC and VOBA	102	73	29
Interest expense	2	2	—
Total benefits and expenses	2,309	2,005	304
Income before income taxes	691	643	48
Income tax expense	97	57	40
Net income	$594	$586	$8

Year Ended December 31, 2025 compared to Year Ended December 31, 2024

Total revenues

Total revenues increased $352 million from $2,648 million to $3,000 million. The following items contributed to the overall increase.

Net investment income increased by $240 million from $1,482 million to $1,722 million primarily due to:

•income from acquired OneAmerica assets;
•overall market impacts to limited partnership valuations;
•active portfolio management; and
•interest rate movements.

The increase was partially offset by:

•higher investment expenses reflecting the additional OneAmerica assets.

Fee income increased by $200 million from $1,136 million to $1,336 million primarily due to:

•acquired OneAmerica assets; and
•higher average equity markets and strong commercial momentum.

Net gains (losses) worsened by $88 million from a loss of $44 million to a loss of $132 million primarily due to:

•net unfavorable changes in derivative valuations due to interest rate movements; and
•impairments on available-for-sale fixed maturity securities.

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This was partially offset by:

•a favorable change in mark-to-market adjustments on securities subject to fair value option accounting primarily due to interest rate movements.

Total benefits and expenses

Total benefits and expenses increased $304 million from $2,005 million to $2,309 million. The following items contributed to the overall increase.

Interest credited and other benefits to contract owners/policyholders increased by $103 million from $770 million to $873 million primarily due to:

•interest credited associated with acquired OneAmerica spread-based assets.

Operating expenses increased by $172 million from $1,160 million to $1,332 million primarily due to:

•acquired business from OneAmerica; and
•investments in business growth.

Net amortization of DAC and VOBA increased by $29 million from $73 million to $102 million primarily due to:

•amortization of the VOBA asset acquired from the OneAmerica transaction.

Income tax expense

Income tax expense increased $40 million from $57 million to $97 million primarily due to:

•the Security Life of Denver Company capital loss benefit that was recorded in 2024. For more details, see the Income Taxes Note to our Consolidated Financial Statements in Part II, Item 8 of this Annual Report on Form 10-K;
•a decrease in the dividends received deduction; and
•an increase in income before income taxes.

Liquidity and Capital Resources

Liquidity refers to our ability to access sufficient sources of cash to meet the requirements of our operating, investing and financing activities. Capital refers to our long-term financial resources available to support business operations and future growth. Our ability to generate and maintain sufficient liquidity and capital depends on the profitability of the businesses, timing of cash flows on investments and products, general economic conditions and access to the capital markets and the other sources of liquidity and capital described herein.

The following presents a review of our sources and uses of liquidity and capital and should be read in its entirety and in conjunction with the Off-Balance Sheet Arrangements and Aggregate Contractual Obligations table included further below.

Liquidity Management

Our principal available sources of liquidity are product charges, investment income, proceeds from the maturity and sale of investments, proceeds from various borrowing channels and facilities, repurchase agreements, contract deposits, securities lending and capital contributions. Primary uses of these funds are payments of policyholder benefits, commissions and operating expenses, interest credits, investment purchases and contract maturities, withdrawals and surrenders and payment of dividends.

Our liquidity position is managed by maintaining adequate levels of liquid assets, such as cash, cash equivalents and short-term investments. As part of the liquidity management process, different scenarios are modeled to determine whether existing assets are adequate to meet projected cash flows. Key variables in the modeling process include interest rates, equity market movements, quantity and type of interest and equity market hedges, anticipated contract owner behavior, market value of the general account assets, variable separate account performance and implications of rating agency actions.

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The fixed account liabilities are supported by a general account portfolio, principally composed of fixed rate investments with matching duration characteristics that can generate predictable, steady rates of return. The portfolio management strategy for the fixed account considers the assets available-for-sale. This strategy enables us to respond to changes in market interest rates, prepayment risk, relative values of asset sectors and individual securities and loans, credit quality outlook and other relevant factors. The objective of portfolio management is to maximize returns, taking into account interest rate and credit risk, as well as other risks. Our asset-liability management discipline includes strategies to minimize exposure to loss as interest rates and economic and market conditions change. In executing this strategy, we use derivative instruments to manage these risks. Our derivative counterparties are of high credit quality.

Additional Sources of Liquidity

Additional sources of liquidity include borrowing facilities to meet short-term cash requirements that arise in the ordinary course of business. For information regarding our reciprocal loan agreement with Voya Financial, see the Financing Agreements Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual report on Form 10-K.

We hold approximately 41.1% of our assets in marketable securities. These assets include cash, U.S. Treasuries, agencies, corporate bonds, asset-backed securities, commercial mortgage-backed securities, collateralized mortgage obligations and equity securities. In the event of a temporary liquidity need, cash may be raised by entering into repurchase agreements or security lending agreements by temporarily lending securities and receiving cash collateral. Under our Liquidity Plan, up to 12% of our general account statutory invested assets may be allocated to repurchase and securities lending programs. At the time a temporary cash need arises, the actual percentage of statutory invested assets available for repurchase transactions will depend upon outstanding allocations to these programs. As of December 31, 2025, VRIAC had securities lending collateral assets of $575 million, which represents approximately 1.8% of its general account statutory invested assets.

Management believes that our sources of liquidity are adequate to meet our short-term cash obligations.

Capital Contributions and Dividends

See the Capital Contributions, Dividends and Statutory Information Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual report on Form 10-K for information on capital contributions and dividends.

Collateral - Derivative Contracts

See the Derivative Financial Instruments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual report on Form 10-K for information on collateral for derivatives.

Ratings

Our access to funding and our related cost of borrowing, collateral requirements for derivative instruments and the attractiveness of certain of our products to customers are affected by our credit ratings and insurance financial strength ratings, which are periodically reviewed by the rating agencies. Financial strength ratings and credit ratings are important factors affecting public confidence in an insurer and its competitive position in marketing products. Credit ratings are also important to our ability to raise liquidity through various borrowing channels and facilities, and for the cost of such financing.

A downgrade in our credit ratings or the credit or financial strength ratings of our Parent or rated affiliates could have a material adverse effect on our results of operations and financial condition. See A downgrade or a potential downgrade in our financial strength or credit ratings may result in a loss of business and adversely affect our results of operations and financial condition in Risk Factors in Part I, Item 1A. of this Annual Report on Form 10-K.

Financial strength ratings represent the opinions of rating agencies regarding the financial ability of an insurance company to meet its obligations under an insurance policy. Credit ratings represent the opinions of rating agencies regarding an entity's ability to repay its indebtedness. These ratings are not a recommendation to buy or hold any of our securities and they may be revised or revoked at any time at the sole discretion of the rating organization.

Rating agencies use an "outlook" statement for both industry sectors and individual companies. A stable outlook from rating agencies is an opinion generally indicating that the rating is not likely to change over the medium term.

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Our financial strength and credit ratings as of the date of this Annual Report on Form 10-K are summarized in the following table.

Company	Fitch(1)	Moody's(2)	S&P(3)
Voya Retirement Insurance and Annuity Company
Financial Strength Rating	A+/Stable	A2/Stable	A+/Stable
(1) Fitch's financial strength ratings for insurance companies range from "AAA (exceptionally strong)" to "C (distressed)." Long-term credit ratings range from "AAA (highest credit quality)," which denotes exceptionally strong capacity for timely payment of financial commitments, to "D (default)."
(2) Moody’s financial strength ratings for insurance companies range from "Aaa (exceptional)" to "C (lowest)." Numeric modifiers are used to refer to the ranking within the group with 1 being the highest and 3 being the lowest. These modifiers are used to indicate relative strength within a category. Long-term credit ratings range from "Aaa (highest)" to "C (default)."
(3) S&P's financial strength ratings for insurance companies range from "AAA (extremely strong)" to "D (default)." Long-term credit ratings range from "AAA (extremely strong)" to "D (default)."

In December 2025, Moody’s confirmed its outlook for the U.S. life insurance sector as stable and Fitch confirmed its neutral outlook for the North American life insurance sector.

Other Minimum Guarantees

Other variable annuity contracts contain minimum interest rate guarantees and allow the contract holder to select either the market value of the account or the book value of the account at termination. The book value of the account is equal to deposits plus interest, less any withdrawals. Under the terms of the contract, the book value settlement is paid out over time. These guarantees are offered in our stabilizer and managed custody guarantee products.

Reinsurance

We reinsure our business through a diversified group of well-capitalized, highly rated reinsurers. However, we remain liable to the extent our reinsurers do not meet their obligations under the reinsurance agreements. Collectability of reinsurance balances is evaluated by monitoring ratings and evaluating the financial strength of our reinsurers. Large reinsurance recoverable balances are collateralized through secured trusts. For additional information regarding our reinsurance recoverable balances, see the Reinsurance Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Derivatives

We use derivatives for a variety of hedging purposes. We also have embedded derivatives within fixed maturities instruments and certain product features. See the Business, Basis of Presentation and Significant Accounting Policies Note and Derivative Financial Instruments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for further information.

In addition, we have entered into coinsurance with funds withheld and modified coinsurance reinsurance arrangements that contain embedded derivatives. The fair value of the embedded derivatives is based on the change in the fair value of the underlying assets held in the trust using the valuation methods and assumptions described for our investments held.

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Off-Balance Sheet Arrangements and Aggregate Contractual Obligations

The following table presents our on- and off- balance sheet contractual obligations due in various periods as of December 31, 2025. The payments reflected in this table are based on our estimates and assumptions about these obligations, and consequently the actual cash outflows in future periods will vary, possibly materially, from those presented in the table.

	Payments Due by Period
($ in millions)	Total	Less than 1 Year	1-3 Years	3-5 Years	More than 5 Years
Contractual Obligations
Purchase obligations(1)	$1,995	$1,962	$33	$—	$—
Reserves for insurance obligations(2)(3)	38,761	3,274	6,530	5,469	23,488
Retirement and other plans(4)	48	6	10	10	22
Short-term debt obligations(5)	43	43	—	—	—
Securities lending, repurchase agreements and collateral held(6)	839	733	—	—	106
Total	$41,686	$6,018	$6,573	$5,479	$23,616
(1) Purchase obligations consist primarily of outstanding commitments under mortgage loans, limited partnerships and private placement investments. These commitments may be funded any time within the terms of the underlying agreements. Because the timing of funding for these commitments cannot be reasonably estimated, the total amount of these commitments is presented in the "Less than 1 Year" category.
(2) Reserves for insurance obligations consist of amounts required to meet our future obligations for future policy benefits and contract owner account balances. Amounts presented in the table represent estimated cash payments under such contracts, including significant assumptions related to the receipt of future premiums, mortality, morbidity, lapse, retirement, and annuitization comparable with actual experience. These assumptions also include market growth and interest crediting assumptions. Estimated cash payments are undiscounted for the time value of money. Accordingly, the sum of cash flows presented of $38.8 billion significantly exceeds the sum of Future policy benefits and contract owner account balances of $33.2 billion recorded on our Consolidated Balance Sheets as of December 31, 2025. Estimated cash payments are also presented gross of reinsurance. Due to the significance of the assumptions used, the amounts presented could materially differ from actual results.
(3) Contractual obligations related to certain closed blocks that were divested through reinsurance to third parties with reserves in the amount of $0.8 billion, have been excluded from the table. Although we are not relieved of our legal liability to the contract holder for these closed blocks, third-party collateral of $0.9 billion has been provided for the payment of the related insurance obligations. The sufficiency of collateral held for any individual block may vary.
(4) Includes estimated benefit payments under our non-qualified pension plans, and estimated benefit payments under our other postretirement benefit plans.
(5) Primarily represents payments to Voya Financial under the reciprocal loan agreement. See the Financing Agreements Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.
(6) Securities lending agreements, repurchase agreements, and collateral held represent the liability to return collateral received from counterparties under securities lending agreements, OTC derivative, and cleared derivative contracts as well as the obligations related to borrowings under repurchase agreements. Securities lending agreements include provisions which permit us to call back securities with minimal notice and accordingly, the payable is classified as having a term of less than 1 year. Additionally, securities lending agreements include off-balance sheet non-cash collateral of $13 million as of December 31, 2025.

Securities Lending Program

See the Business, Basis of Presentation and Significant Accounting Policies Note and the Investments Notes in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for information on our securities lending program.

FHLB

We are currently a member of the FHLB of Boston and may engage in transactions with FHLB for investment income enhancement and/or liquidity purposes. We are required to maintain a collateral deposit to back any funding agreements issued by the FHLB. We have the ability to obtain funding from the FHLB in the form of non-putable funding agreements, based on a percentage of the value of our assets and subject to the availability of eligible collateral. The types of securities generally pledged include mortgage securities, commercial real estate and U.S. treasury securities. Our borrowing capacity is also limited by the lending value of our assets pledged to FHLB. As of December 31, 2025, our available borrowing capacity as per our pledged assets was approximately $1,479 million.

We had $1,172 million and $721 million in non-putable FHLB funding agreements as of December 31, 2025 and 2024, respectively, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. As of December 31, 2025 and 2024, we had assets with a market value of approximately $1,663 million and $1,238 million, respectively, which collateralized the FHLB funding agreements.

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FABN

We participate in a FABN program, pursuant to which we may issue funding agreements to a Delaware special purpose statutory trust (the "Trust"), in exchange for proceeds from the Trust’s medium-term note issuances. These notes are secured by the funding agreements.

The FABN program is intended to diversify our liability profile and provide an additional source of investment income enhancement. Compared to other general account liabilities, FABN has a different cash flow profile and is designed to support our funding strategy.

On November 24, 2025, we completed our inaugural issuance under the program, offering $400 million of Trust notes with a fixed interest rate of 4.6% per annum, maturing in November 2030.

Statutory Capital and Risk-Based Capital

The Connecticut Insurance Department (the "Department") recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Connecticut Insurance Law. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the State of Connecticut.

We are subject to minimum RBC requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of TAC, as defined by the NAIC, to RBC requirements, as defined by the NAIC.

For information regarding our statutory capital and surplus, see the Capital Contributions, Dividends and Statutory Information Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Critical Accounting Judgments and Estimates

General

The preparation of financial statements in conformity with accounting principles generally accepted in the United States ("U.S. GAAP") requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Critical estimates and assumptions are evaluated on an on-going basis based on historical developments, market conditions, industry trends and other information that is reasonable under the circumstances. There can be no assurance that actual results will conform to estimates and assumptions and that reported results of operations will not be materially affected by the need to make future accounting adjustments to reflect changes in these estimates and assumptions from time to time. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the accompanying Consolidated Financial Statements.

We have identified the following accounting judgments and estimates as critical in that they involve a higher degree of judgment and are subject to a significant degree of variability:
•Valuation of investments and derivatives;
•Investment impairments;
•Income taxes; and
•Contingencies.

In developing these accounting estimates, we make subjective and complex judgments that are inherently uncertain and subject to material changes as facts and circumstances develop. Although variability is inherent in these estimates, we believe the amounts provided are appropriate based on the facts available upon preparation of the Consolidated Financial Statements.

The above critical accounting estimates are described in the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

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Valuation of Investments and Derivatives

Our investment portfolio includes certain investments recorded at fair value and consists of public and private fixed maturity securities, commercial mortgage and other loans, equity securities, short-term investments, other invested assets, and derivative financial instruments. We enter into interest rate, equity market, credit default, and currency contracts, including swaps, futures, forwards, caps, floors, and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. We also utilize options and futures on equity indices to reduce and manage risks associated with our annuity products.

See the Investments Note and the Derivative Financial Instruments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for further information.

Investments

We measure the fair value of our financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including our own credit risk. The estimate of fair value is the price that would be received to sell an asset or paid to transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. We use a number of valuation sources to determine the fair values of our financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

We categorize our financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

When available, the estimated fair value of securities is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flows, matrix pricing or other similar techniques. Inputs to these methodologies include, but are not limited to, market observable inputs such as benchmark yields, credit quality, issuer spreads, bids, offers and cash flow characteristics of the security. For privately placed bonds, we also consider such factors as the net worth of the borrower, value of the collateral, the capital structure of the borrower, the presence of guarantees, and the borrower's ability to compete in its relevant market. Valuations are reviewed and validated monthly by an internal valuation committee using price variance reports, comparisons to internal pricing models, back testing of recent trades, and monitoring of trading volumes, as appropriate.

The valuation of financial assets and liabilities involves considerable judgment, is subject to considerable variability, is established using management's best estimate, and is revised as additional information becomes available. As such, changes in, or deviations from, the assumptions used in such valuations can significantly affect our results of operations. Financial markets are subject to significant movements in valuation and liquidity, which can impact our ability to liquidate and the selling price that can be realized for our securities.

Derivatives

Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices, Overnight Index Swap ("OIS") rates, and Secured Overnight Financing Rates ("SOFR"). Valuations for our futures contracts are based on unadjusted quoted prices from an active exchange. Counterparty credit risk is considered and incorporated in our valuation process through counterparty credit rating requirements and monitoring of overall exposure. Our own credit risk is also considered and incorporated in our valuation process.

We have certain credit default swaps ("CDS") and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants.

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We also have investments in certain fixed maturities, and we have entered into coinsurance with funds withheld and modified coinsurance reinsurance arrangements that contain embedded derivatives. The fair value of the embedded derivatives is based on the change in the fair value of the underlying assets held in the trust using the valuation methods and assumptions described for our investments held.

The valuation of derivatives involves considerable judgment, is subject to considerable variability, is established using management's best estimate and is revised as additional information becomes available. As such, changes in, or deviations from, these assumptions used in such valuations can have a significant effect on the results of operations.

For additional information regarding the fair value of our investments and derivatives, see the Fair Value Measurements Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K. For additional information regarding the sensitivities of interest rate risk and equity market price risk and impact on investments and derivatives, see Quantitative and Qualitative Disclosures About Market Risk in Part II, Item 7A. of this Annual Report on Form 10-K.

Investment Impairments

Fixed maturities, available-for-sale, and mortgage loans on real estate can be subject to credit impairment, which can have a significant effect on the results of operations. Refer to the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for an understanding of our methodology and significant inputs considered within the allowance for credit losses and impairments. For additional information regarding the evaluation process for credit impairments, refer to the Investments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Income Taxes

The results of our operations are included in the consolidated tax return of Voya Financial. Generally, our Consolidated Financial Statements recognize the current and deferred income tax consequences that result from our activities during the current and preceding periods pursuant to the provisions of ASC Topic 740, "Income Taxes" as if we were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group, with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement.

Under our tax sharing agreement, Voya Financial will pay us for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Valuation Allowances

We use certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial for the current year, the deferred tax liabilities and assets for items recognized differently in our Consolidated Financial Statements from amounts shown on our income tax returns, and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. We exercise considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments are reevaluated on a quarterly basis and as regulatory and business factors change.

We had federal net operating losses of $535 million as of December 31, 2025, which we expect to fully utilize in future years from the four available sources of taxable income. Additionally, we had overall unrealized capital losses of $1.3 billion in Accumulated other comprehensive income as of December 31, 2025, which we expect to be utilized by our hold-to-maturity tax planning strategy. Future decreases to taxable income, increases to interest rates and/or the occurrence of other unexpected circumstances, such as changes in the economic environment, liquidity and investment strategy, could result in recording a related valuation allowance on our deferred tax assets in a future period.

For additional understanding over the Company's valuation allowance, refer to the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual report on Form 10-K.

Tax Contingencies

We recognize the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. We also consider positions that have been reviewed and agreed to as part of an examination

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by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, we measure the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information. Tax positions that do not meet the more-likely-than-not standard are not recognized.

Changes in Law

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcomes could have an impact on our estimates of deferred taxes, valuation allowances, tax provisions and effective tax rates.

In August 2022, the Inflation Reduction Act of 2022 was signed into law, which includes a 15% corporate alternative minimum tax ("CAMT"). The CAMT is effective in taxable years beginning after December 31, 2022. In September 2024, the Department of Treasury issued proposed regulations providing additional guidance on the CAMT. While we do not expect to be subject to the CAMT for 2025, we are continuing to review the proposed regulations, and our CAMT determination will need to be evaluated in light of future guidance.

In July 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law, which includes changes to the Internal Revenue Code. The OBBBA did not have a material impact on our financial statements.

Contingencies

For information regarding our contingencies, see the Commitments and Contingencies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Impact of New Accounting Pronouncements

For information regarding the impact of new accounting pronouncements, see the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K.

Item 7A.    Quantitative and Qualitative Disclosures About Market Risk

Market risk is the risk that our consolidated financial position and results of operations will be affected by fluctuations in the value of financial instruments. We have significant holdings in financial instruments and are naturally exposed to a variety of market risks. The main market risks we are exposed to include interest rate risk, equity market price risk and credit risk. We do not have material market risk exposure to "trading" activities in our Consolidated Financial Statements.

Risk Management

As a financial services company offering retirement products and services, taking measured risks is part of our business. As part of our effort to ensure measured risk taking, we have integrated risk management in our daily business activities and strategic planning.

We place a high priority on risk management and risk control. We have comprehensive risk management and control procedures in place, which are integrated with our affiliates. We have established an integrated risk management function together with our affiliates with responsibility for the formulation of our risk appetite, strategies, policies and limits. The risk management function is also responsible for monitoring our overall market risk exposures and provides review, oversight and support functions on risk-related issues.

Our risk appetite is aligned with how our business is managed and anticipates future regulatory developments. In particular, our risk appetite is aligned with regulatory capital requirements as well as metrics that are aligned with various ratings agency models.

Our risk governance and control systems enable us to identify, control, monitor and aggregate risks and provide assurance that risks are being measured, monitored and reported adequately and effectively. To promote measured risk taking, we have integrated risk management with our business activities and strategic planning.

40

We have implemented several limit structures to manage risk. Examples include, but are not limited to, the following:
•At-risk limits on sensitivities of earnings and regulatory capital;
•Duration mismatch limits;
•Credit risk limits;
•Liquidity limits;
•Mortality/morbidity concentration limits;
•Catastrophe and mortality/morbidity exposure retention limits for our insurance risk; and
•Investment and derivative guidelines.

We manage our risk appetite based on several key risk metrics, including:
•At-risk metrics on sensitivities of earnings and regulatory capital;
•Stress scenario results: forecasted results under stress events covering the impact of changes in interest rates, equity markets, mortality/morbidity rates, credit default and spread levels, and combined impacts; and
•Economic capital: the amount of capital required to cover extreme scenarios.

We are also subject to cash flow stress testing pursuant to regulatory requirements. This analysis measures the effect of changes in interest rate assumptions on asset and liability cash flows. The analysis includes the effects of:
•the timing and amount of redemptions and prepayments in our asset portfolio;
•our derivative portfolio;
•death benefits and other claims payable under the terms of our insurance products;
•lapses and surrenders in our insurance products;
•minimum interest guarantees in our insurance products; and
•book value guarantees in our insurance products.

We evaluate any shortfalls that our cash flow testing reveals and if needed increase statutory reserves or adjust portfolio management strategies.

Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, financial indices, or other prices of securities or commodities. Under U.S. insurance statutes, we may use derivatives to hedge market values or cash flows of assets or liabilities; to replicate cash market instruments; and for certain limited income generating activities. We are generally prohibited from using derivatives for speculative purposes. References below to hedging and hedge programs refer to our process of reducing exposure to various risks. This does not mean that the process necessarily results in hedge accounting treatment for the respective derivative instruments. See the Business, Basis of Presentation and Significant Accounting Policies Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for information regarding the Company's hedge accounting policies.

Market Risk Related to Interest Rates

We define interest rate risk as the risk of an economic loss due to adverse changes in interest rates. This risk arises from our holdings in interest sensitive assets and liabilities, primarily as a result of investing life insurance premiums, fixed annuity and guaranteed investment contract deposits received in interest-sensitive assets and carrying these funds as interest-sensitive liabilities. We are also subject to interest rate risk on our stable value contracts. A sustained decline in interest rates or a prolonged period of low interest rates may subject us to higher cost of guaranteed benefits and increased hedging costs on those products that are being hedged. In a rising interest rate environment, we are exposed to the risk of financial disintermediation through a potential increase in the level of book value withdrawals on certain stable value contracts. Conversely, a steady increase in interest rates would tend to improve financial results due to reduced hedging costs, lower costs of guaranteed benefits and improvement to fixed margins.

We use product design, pricing and asset-liability management ("ALM") strategies to reduce the adverse effects of interest rate movement. Product design and pricing strategies can include the use of surrender charges, withdrawal restrictions and the ability to reset credited interest rates. ALM strategies can include the use of derivatives and duration and convexity mismatch limits. Refer to The level of interest rates may adversely affect our profitability, particularly during a period of rapidly increasing interest rates or in the event of a recurrence of a low interest rate environment in Risk Factors, Part I, Item 1A. of this Annual Report on Form 10-K. See the Derivative Financial Instruments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for information regarding derivative strategies on our material derivative types.

41

We assess interest rate exposures for financial assets, liabilities and derivatives using hypothetical test scenarios that assume either increasing or decreasing 100 basis point parallel shifts in the yield curve. In calculating these amounts, we exclude gains and losses on separate account fixed income securities related to products for which the investment risk is borne primarily by the separate account contract holder rather than by us. While the test scenarios are for illustrative purposes only and do not reflect our expectations regarding future interest rates or the performance of fixed-income markets, they are near-term, reasonably possible hypothetical changes that illustrate the potential impact of such events. These tests do not measure the change in value that could result from non-parallel shifts in the yield curve. As a result, the actual change in fair value from a 100 basis point change in interest rates could be different from that indicated by these calculations.

The following table summarizes the net estimated potential change in fair value from hypothetical 100 basis point upward and downward shifts in interest rates as of December 31, 2025:

	As of December 31, 2025
			Hypothetical Change in Fair Value(2)
($ in millions)	Notional	Fair Value(1)	+ 100 Basis Points Yield Curve Shift	- 100 Basis Points Yield Curve Shift
Financial assets with interest rate risk:
Fixed maturities, including securities pledged	$—	$22,838	$(1,378)	$1,493
Mortgage loans on real estate	—	4,534	(138)	151
Financial liabilities with interest rate risk:
Investment contracts:
Funding agreements without fixed maturities and deferred annuities(3)	—	32,344	(1,521)	1,640
Funding agreements with fixed maturities	—	1,591	(17)	18
Supplementary contracts, immediate annuities and other	—	167	(8)	9
Derivatives:
Interest rate contracts	12,041	68	147	(182)
Stabilizer and MCGs	—	5	12	(2)
(1) Separate account assets and liabilities, which are interest rate sensitive, are not included herein as any interest rate risk is borne by the holder of the separate account.
(2) Increases in assets and liabilities are presented without parentheses while (decreases) in assets and liabilities are presented with parentheses.
(3) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within Stabilizer and MCGs.

Market Risk Related to Equity Market Prices

We assess equity risk exposures for financial assets, liabilities and derivatives using hypothetical test scenarios that assume either an increase or decrease of 10% in all equity market benchmark levels. In calculating these amounts, we exclude gains and losses on separate account equity securities related to products for which the investment risk is borne primarily by the separate account contract holder rather than by us. While the test scenarios are for illustrative purposes only and do not reflect our expectations regarding the future performance of equity markets, they are near-term, reasonably possible hypothetical changes that illustrate the potential impact of such events. These scenarios consider only the direct effect on fair value of declines in equity benchmark market levels and not changes in asset-based fees recognized as revenue or changes in any other assumptions such as market volatility or mortality, utilization or persistency rates in insurance contracts. In addition, these scenarios do not reflect the effect of basis risk, such as potential differences in the performance of the investment funds underlying the variable annuity products relative to the equity market benchmark we use as a basis for developing our hedging strategy. The impact of basis risk could result in larger differences between the change in fair value of the equity-based derivatives and the related living benefit features, in comparison to the hypothetical test scenarios.

42

The following table summarizes the net estimated potential change in fair value from an instantaneous increase and decrease in all equity market benchmark levels of 10% as of December 31, 2025:

	As of December 31, 2025
			Hypothetical Change in Fair Value(1)
($ in millions)	Notional	Fair Value	+ 10% Equity Shock	-10% Equity Shock
Financial assets with equity market risk:
Equity securities, at fair value	$—	$72	$7	$(7)
Limited partnerships/corporations	—	1,365	82	(82)
(1) Increases in assets presented without parentheses, while (decreases) in assets presented with parentheses.

Market Risk Related to Credit Risk

Credit risk is primarily embedded in the general account portfolio. The carrying value of our fixed maturity, including securities pledged, and equity portfolio totaled $22.9 billion and $20.2 billion as of December 31, 2025 and 2024, respectively. Our credit risk materializes primarily as impairment losses and/or credit risk related trading losses. We are exposed to occasional cyclical economic downturns, during which impairment losses may be significantly higher than the long-term historical average. This is offset by years where we expect the actual impairment losses to be substantially lower than the long-term average.

Credit risk in the portfolio can also materialize as increased capital requirements caused by rating down-grades. The effect of rating migration on our capital requirements is also dependent on the economic cycle and increased asset impairment levels may go hand in hand with increased asset related capital requirements.

We manage the risk of default and rating migration by applying disciplined credit evaluation and underwriting standards and prudently limiting allocations to lower quality, higher risk investments. In addition, we diversify our exposure by issuer and country, using rating based issuer and country limits, as well as by industry segment, using specific investment constraints. Limit compliance is monitored on a daily, monthly, or quarterly basis. Limit violations are reported to senior management and we are actively involved in decisions around curing such limit violations.

We also have credit risk related to the ability of our derivatives and reinsurance counterparties to honor their obligations to pay the contract amounts under various agreements. In order to minimize the risk of credit loss on such contracts, we diversify our exposures among several counterparties and limit the amount of exposure to each based on credit rating. For most counterparties, we have collateral agreements in place that would substantially limit our credit losses in case of a counterparty default. We also generally limit our selection of counterparties that we do new transactions with to those with an "A-" credit rating or above. For derivatives counterparty risk exposures (which includes reverse repurchase and securities lending transactions), we measure and monitor our risks on a market value basis daily. Refer to the Derivative Financial Instruments Note in our Consolidated Financial Statements in Part II, Item 8. of this Annual Report on Form 10-K for further details of these items.

In the normal course of business, certain reinsurance recoverables are subject to reviews by the reinsurers. We are not aware of any material disputes arising from these reviews or other communications with the counterparties that would affect collectability, and, therefore, as of December 31, 2025, no allowance for uncollectible amounts was recorded.

43

Item 8.    Financial Statements and Supplementary Data

44

Report of Independent Registered Public Accounting Firm

To the Shareholder and the Board of Directors of Voya Retirement Insurance and Annuity Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income, changes in shareholder’s equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes and financial statement schedules listed in the Index at Item 15(a) (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matter

The critical audit matter communicated below is a matter arising from the current period audit of the financial statements that was communicated or required to be communicated to the audit committee and that: (1) relates to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective or complex judgments. The communication of the critical audit matter does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

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Valuation of investments in securities
Description of the Matter	A subset of the Company’s $20.9 billion fixed-income securities portfolio exhibits higher estimation uncertainty when determining fair value. The fixed-income securities are classified as available-for sale and, accordingly, are carried at fair value in the consolidated statements of financial position. As discussed in Note 4 of the consolidated financial statements, for certain securities, the Company obtains fair values from independent broker quotes which exhibit higher estimation uncertainty. In addition, the Company uses a matrix-based pricing model that includes several assumptions (i.e., current corporate spreads and credit quality of the issuer) which creates higher estimation uncertainty.

Auditing the fair value of securities that exhibit higher estimation uncertainty was especially challenging because determining the fair value is complex and highly judgmental and involves using inputs and assumptions that are not directly observable in the market.

How We Addressed the Matter in Our Audit	We obtained an understanding, evaluated the design, and tested the operating effectiveness of controls over management’s valuation process for the securities that exhibit higher estimation uncertainty. This included, among others, controls related to the review and approval of fair values obtained from independent broker quotes, and controls over the review and approval of fair values determined using the matrix-based pricing model, including the inputs and assumptions used.

To test the fair value of investments with higher estimation uncertainty priced using either matrix-based pricing model or independent broker quotes, our audit procedures included, among others, utilizing valuation specialists to perform procedures which included independently calculating a reasonable range of fair values for a sample of securities exhibiting higher estimation uncertainty, using a cash flow model with cash flow and yield assumptions based on independently obtained information, or transaction data for similar securities when available. We compared these ranges to management’s estimates of fair value for the selected securities.

/s/ Ernst & Young LLP
We have served as the Company's auditor since 2001.
Atlanta, Georgia
March 6, 2026

46

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2025 and 2024
(In millions, except share and per share data)

	As of December 31,
	2025	2024

Assets:
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $22,083 and $19,743 as of 2025 and 2024, respectively; net of allowance for credit losses of $17 and $30 as of 2025 and 2024, respectively)	$20,862	$17,848
Fixed maturities, at fair value using the fair value option	1,131	1,197
Equity securities, at fair value	72	66
Short-term investments	6	20
Mortgage loans on real estate (net of allowance for credit losses of $27 and $19 as of 2025 and 2024, respectively)	4,575	3,613
Policy loans	157	163
Limited partnerships/corporations	1,365	1,227
Derivatives	154	239
Securities pledged (amortized cost of $959 and $1,223 as of 2025 and 2024, respectively)	845	1,089
Other investments	61	94
Total investments	29,228	25,556
Cash and cash equivalents	352	516
Short-term investments under securities loan agreements, including collateral delivered	791	839
Accrued investment income	300	276
Premium receivable and reinsurance recoverable (net of allowance for credit losses of $0 as of 2025 and 2024)	2,421	2,560
Deferred policy acquisition costs ("DAC") and Value of business acquired ("VOBA")	1,257	907
Deferred income taxes	513	662
Other assets (net of allowance for credit loss of $0 as of 2025 and 2024)	2,795	1,396
Assets held in separate accounts	109,772	98,579
Total assets	$147,429	$131,291
The accompanying notes are an integral part of these Consolidated Financial Statements.

47

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2025 and 2024
(In millions, except share and per share data)

	As of December 31,
	2025	2024
Liabilities:
Future policy benefits and contract owner account balances	$33,244	$29,268
Payables under securities loan and repurchase agreements, including collateral held	826	897
Due to affiliates	124	100
Derivatives	232	268
Other liabilities	806	639
Liabilities related to separate accounts	109,772	98,579
Total liabilities	$145,004	$129,751

Commitments and Contingencies (Note 15)

Shareholder's equity:
Common stock ($50 par value per share, 100,000 shares authorized, 55,000 issued and outstanding as of 2025 and 2024)	3	3
Additional paid-in capital	2,929	2,754
Accumulated other comprehensive income (loss)	(1,134)	(1,644)
Retained earnings	627	427
Total shareholder's equity	2,425	1,540
Total liabilities and shareholder's equity	$147,429	$131,291
The accompanying notes are an integral part of these Consolidated Financial Statements.

48

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2025, 2024 and 2023
(In millions)

	Year Ended December 31,
	2025	2024	2023
Revenues:
Net investment income	$1,722	$1,482	$1,523
Fee income	1,336	1,136	993
Premiums	1	9	29
Net gains (losses)	(132)	(44)	(134)
Other revenue	73	65	18
Total revenues	3,000	2,648	2,429
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	873	770	817
Operating expenses	1,332	1,160	1,133
Net amortization of DAC and VOBA	102	73	76
Interest expense	2	2	3
Total benefits and expenses	2,309	2,005	2,029
Income before income taxes	691	643	400
Income tax expense	97	57	13
Net income	$594	$586	$387
The accompanying notes are an integral part of these Consolidated Financial Statements.

49

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2025, 2024 and 2023
(In millions)

	Year Ended December 31,
	2025	2024	2023
Net income	$594	$586	$387
Other comprehensive income (loss), before tax:
Change in current discount rate	24	28	16
Unrealized gains (losses) on investments	622	(170)	661
Other comprehensive income (loss), before tax	646	(142)	677
Income tax expense (benefit) related to items of other comprehensive income (loss)	136	(29)	141
Other comprehensive income (loss), after tax	510	(113)	536
Comprehensive income	$1,104	$473	$923
The accompanying notes are an integral part of these Consolidated Financial Statements.

50

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2025, 2024 and 2023
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance as of January 1, 2023	$3	$2,778	$(2,067)	$213	$927
Comprehensive income (loss):
Net income	—	—	—	387	387
Other comprehensive income (loss), after tax	—	—	536	—	536
Total comprehensive income					923
Dividends paid and distributions of capital	—	(8)	—	(302)	(310)
Balance as of December 31, 2023	3	2,770	(1,531)	298	1,540
Comprehensive income (loss):
Net income	—	—	—	586	586
Other comprehensive income (loss), after tax	—	—	(113)	—	(113)
Total comprehensive income					473
Dividends paid and distributions of capital	—	(16)	—	(457)	(473)
Balance as of December 31, 2024	3	2,754	(1,644)	427	1,540
Comprehensive income (loss):
Net income	—	—	—	594	594
Other comprehensive income (loss), after tax	—	—	510	—	510
Total comprehensive income					1,104
Impact of pushdown accounting related to business acquisition	—	175	—	—	175
Dividends paid and distributions of capital	—	—	—	(394)	(394)
Balance as of December 31, 2025	$3	$2,929	$(1,134)	$627	$2,425
The accompanying notes are an integral part of these Consolidated Financial Statements.

51

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2025, 2024 and 2023
(In millions)

	Year Ended December 31,
	2025	2024	2023
Cash Flows from Operating Activities:
Net income	$594	$586	$387
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred income tax (benefit) expense	13	—	(1)
Net (gains) losses	132	44	134
(Gains) losses on limited partnerships/corporations	(1)	12	29
Changes in operating assets and liabilities:
Deferred policy acquisition costs and value of business acquired	39	13	17
Premium receivable and reinsurance recoverable	210	313	205
Other receivables and asset accruals	(44)	(62)	4
Future policy benefits, claims reserves and interest credited	679	577	538
Due to/from affiliates	18	(73)	30
Other payables and accruals	56	(22)	(25)
Other, net	(81)	(10)	2
Net cash provided by operating activities	1,615	1,378	1,320
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	6,711	4,586	4,781
Equity securities	16	—	64
Mortgage loans on real estate	703	627	451
Limited partnerships/corporations	81	82	102
Acquisition of:
Fixed maturities	(7,225)	(4,245)	(3,191)
Equity securities	(28)	—	—
Mortgage loans on real estate	(874)	(243)	(296)
Limited partnerships/corporations	(233)	(246)	(113)
Short-term investments, net	66	66	162
Derivatives, net	(29)	86	65
Short-term loan to affiliate, net	(469)	195	(295)
Collateral received (delivered), net	(22)	155	(78)
Receipts on deposit asset contracts	110	204	240
Cash and cash equivalents acquired from business acquisition	274	—	—
Other, net	58	—	42
Net cash provided by (used in) investing activities	(861)	1,267	1,934
Cash Flows from Financing Activities:
Deposits received for investment contracts	3,514	1,992	1,559
Maturities and withdrawals from investment contracts	(4,035)	(3,847)	(4,536)
Dividends paid and distributions of capital	(394)	(473)	(310)
Other, net	(3)	13	(1)
Net cash (used in) financing activities	(918)	(2,315)	(3,288)
Net increase (decrease) in cash and cash equivalents	(164)	330	(34)
Cash and cash equivalents, beginning of period	516	186	220
Cash and cash equivalents, end of period	$352	$516	$186

Supplemental disclosure of cash flow information:
Income taxes paid (received), net	$69	$57	$(6)
Equity impact of pushdown accounting related to business acquisition	175	—	—
Interest paid	—		—
The accompanying notes are an integral part of these Consolidated Financial Statements.

52

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC") is a stock life insurance company domiciled in the State of Connecticut. VRIAC, together with its wholly owned subsidiaries (collectively the "Company"), provide financial products and services in the United States. VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia, Guam, Puerto Rico and the Virgin Islands.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc. ("Voya Financial").

The Company derives its revenue mainly from (a) Investment income earned on investments, (b) Fee income generated from separate account assets supporting variable options under variable annuity contract investments, as designated by contract owners, (c) Premiums, (d) Net gains (losses) on investments and changes in fair value of embedded derivatives on product guarantees, and (e) Other revenue which includes certain other fees. The Company's benefits and expenses primarily consist of (a) Interest credited and other benefits to contract owners/policyholders, (b) Operating expenses, which include expenses related to the selling and servicing of the various products offered by the Company and other general business expenses, and (c) Amortization of DAC and VOBA.

The Company offers annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans as well as some individual plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as non-qualified deferred compensation plans and related services. The Company's products are offered primarily to small and mid-sized corporations, public and private school systems, higher education institutions, hospitals and healthcare facilities, religious and other not-for-profit organizations, state and local governments, and individuals. The Company also provides stable value investment options, including separate account guaranteed investment contracts ("GICs"), and synthetic GICs, to institutional clients. The Company's products are generally distributed through third-party brokers and advisors, third-party administrators, pension consultants including national aggregators, and representatives associated with Voya Financial's owned broker-dealer and investment advisor, Voya Financial Advisors, Inc. ("VFA").

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. The Company's products also include programs offered to qualified plans and non-qualified deferred compensation plans that package administrative and record-keeping services, proprietary and non-proprietary fixed and variable investment options, participant communications and education programs, and a broad suite of financial wellness and retirement income solutions including retirement and financial planning guidance and advisory products, tools and services. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. Stable value products are also provided to institutional plan sponsors where the Company may or may not be providing other employer sponsored products and services.

The Company has one reportable segment. The Director and President of the Company is the chief operating decision maker ("CODM"). The CODM reviews consolidated Net income, as presented in the Consolidated Statements of Operations, and assesses year over year changes in evaluating operating performance and allocating resources. The measure of segment assets is reported on the Consolidated Balance Sheets as Total assets. Significant expenses regularly provided to the CODM are consistent with those presented in the Consolidated Statements of Operations.

On January 2, 2025, the Company's ultimate parent, Voya Financial, acquired the full-service retirement plan business of OneAmerica Financial. This acquisition was accomplished through the purchase of legal entities and an indemnity reinsurance agreement through which the Company will administer group annuity contracts on behalf of American United Life Insurance Company, an affiliate of OneAmerica Financial. As a result of the application of pushdown accounting associated with the acquisition, the Company recognized Additional paid-in capital of $175 in the first quarter.

53

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP"), Voya Institutional Plan Services, LLC ("VIPS"), and Voya Retirement Advisors, LLC. Intercompany transactions and balances have been eliminated.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates, and the differences may be material to the Consolidated Financial Statements.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

•Valuation of investments and derivatives;
•Investment impairments;
•Income taxes; and
•Contingencies.

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset, or nonperformance risk, including the Company's own credit risk. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs, and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Equity Securities: The Company measures its equity securities at fair value, with changes in fair value recognized in net income.

Fixed Maturity Securities: Fixed maturity securities are generally designated as available-for-sale and carried at fair value with unrealized gains (losses) recorded net of deferred income taxes in Accumulated other comprehensive income (loss) ("AOCI"). For certain fixed maturities, the Company has elected the fair value option ("FVO"), under which, changes in fair value are recognized in Net gains (losses) in the Consolidated Statements of Operations.

Fixed maturities that contain embedded derivatives are reported with the host contract on the Consolidated Balance Sheets. In connection with funds withheld reinsurance treaties, the Company has elected the FVO for certain fixed maturities to better align the measurement of those assets with the related embedded derivative liabilities in the Consolidated Statements of Operations. See Derivatives below for further information on embedded derivatives.

54

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and measured at fair value, with changes in the fair value recorded in Net gains (losses), and interest income recognized in Net investment income. Changes in fair value associated with derivatives purchased to hedge CMOs are also recorded in Net gains (losses).

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined based on the amortized cost of the asset being disposed of using the specific identification method.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, net of allowance for credit losses. Amortized cost is the principal balance outstanding, net of deferred loan fees and costs. Accrued interest receivable is reported in Accrued investment income on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of debt type, capital market factors and market vacancy rates, and loan-specific risk characteristics such as debt service coverage ratios ("DSC"), loan-to-value ("LTV"), collateral size, seniority of the loan, segmentation and property types.

The allowance for credit losses is a valuation account that is deducted from the loans’ amortized cost basis to present the net amount expected to be collected on the loans. The change in the allowance for credit losses is recorded in Net gains (losses). Loans are written off against the allowance when management believes the uncollectability of a loan balance is confirmed. Expected recoveries do not exceed the aggregate of amounts previously written-off and expected to be written-off.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

55

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears, if the Company has concerns regarding the collectability of future payments, or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow, number of days past due, or various other circumstances. Based on an assessment as to the collectability of the principal, a determination is made either to apply against the book value or apply according to the contractual terms of the loan. Funds recovered in excess of book value would then be applied to recover expenses, impairments, and then interest. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

For those mortgages that are determined to require foreclosure, expected credit losses are based on the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. Property obtained from foreclosed mortgage loans is recorded in Limited partnerships/corporations on the Consolidated Balance Sheets.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consist primarily of investments in private equity and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying on the most recent financial information available, typically not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income.

Other Investments: Other investments are comprised primarily of the Company's investment in outstanding common stock of an affiliate, Voya Special Investments, Inc., which is accounted for as an equity method investment. Other investments also include Federal Home Loan Bank ("FHLB") stock as well as other miscellaneous investments. The Company is a member of the FHLB system and is required to own a certain amount of FHLB stock based on the level of borrowings and other factors. FHLB stock is carried at cost, classified as a restricted security and periodically evaluated for impairment based on ultimate recovery of par value.

Securities Pledged: Securities pledged is comprised of collateral related to the securities lending program, repurchase agreements and derivatives.

Investment Impairments

The Company evaluates its available-for-sale investments quarterly to determine whether a decline in fair value below the amortized cost basis has resulted from credit loss or other factors. This evaluation process entails considerable judgment and estimation. Factors considered in this analysis include, but are not limited to, the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. A severe unrealized loss position on a fixed maturity may not have any impact on (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected.

When assessing the Company's intent to sell a security, or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell, or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis, and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net gains (losses) as impairments in the Consolidated Statements of Operations.

56

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For available-for-sale securities that do not meet the intent impairment criteria but the Company has determined that a credit loss exists, the present value of cash flows expected to be collected from the security are compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss allowance is recorded for the credit loss, limited by the amount that the fair value is less than the amortized cost basis.

The Company uses the following methodology and significant inputs in determining whether a credit loss exists:

•When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.
•Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.
•When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.
•The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

Changes in the allowance for credit losses are recorded in Net gains (losses) as impairments. Losses are charged against the allowance when the Company believes the uncollectability of an available-for-sale security is confirmed or when either of the criteria regarding intent or requirement to sell is met.

Accrued interest receivable on available-for-sale securities is excluded from the estimate of credit losses. The Company evaluates the collectability of accrued interest receivable as part of its quarterly impairment evaluation of available-for-sale investments. Losses are recorded in Net investment income when the Company believes the uncollectability of the accrued interest receivable is confirmed.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset. However, in accordance with the Chicago Mercantile Exchange ("CME") rules related to the variation margin payments, the Company is required to adjust the derivative balances with the variation margin payments related to its cleared derivatives executed through CME.

57

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net gains (losses) in the Consolidated Statements of Operations. Gains (losses) and net investment income related to derivatives are reflected as adjustments to reconcile Net cash flows from operating activities, and the net cash activity from derivatives is reflected in Net cash flows from investing activities, in the Consolidated Statements of Cash Flows. Any noncash activity, to the extent it is material, is excluded and reflected in a noncash supplementary schedule related to investing and financing activities.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

•Fair Value Hedge: For derivative instruments that are designated and qualify as a fair value hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is recorded in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.
•Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the entire change in the fair value of the hedging instrument included in the assessment of hedge effectiveness is reported as a component of AOCI. Those amounts are subsequently reclassified to earnings when the hedged item affects earnings, and are reported in the same line item in the Consolidated Statements of Operations as impacted by the hedged item.

Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. The ineffective portion of a hedging relationship subject to hedge accounting is recognized in Net gains (losses).

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Net gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date, or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Net gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Net gains (losses).

Embedded derivatives in UL-type and annuity products: The Company has issued certain UL-type and annuity products that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. The fair value of these embedded derivatives is at least partially determined by levels of or changes in interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives

58

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

within these UL-type and annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Net gains (losses).

Embedded derivatives within fixed maturities: Embedded derivatives within fixed maturity securities are reported together with the related host contract on the Consolidated Balance Sheets. The fair value of these embedded derivatives is primarily driven by changes in interest rates and credit ratings/spreads. Changes in the fair value of the embedded derivatives are recorded in Net gains (losses) in the Consolidated Statements of Operations.

Embedded derivatives in funds withheld reinsurance arrangements: The Company has coinsurance with funds withheld reinsurance arrangements pursuant to which it records a funds withheld receivable for assumed reinsurance or a funds withheld payable for ceded reinsurance, both of which contain embedded derivatives. The fair value of the embedded derivative is based on changes in the fair value of the underlying assets held in trust and is reported with the host contract. Embedded derivatives related to funds withheld receivables and payables are recorded in Premium receivable and reinsurance recoverable and Other liabilities, respectively, on the Consolidated Balance Sheets. Changes in the fair value of embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders or in Net gains (losses) in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represent policy acquisition costs that have been capitalized and are subject to amortization. Capitalized costs are incremental, direct costs of contract acquisition and certain other costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies. DAC/VOBA amortization is recorded in Net amortization of DAC and VOBA in the Consolidated Statements of Operations.

Amortization Methodologies
The Company amortizes DAC/VOBA related to deferred annuity contracts on a constant level basis over the expected term of the related contracts. Contracts are grouped for amortization purposes by market type and issue year cohort using assumptions on a basis consistent with those used in estimating the associated liability or other related balance, where applicable.

The principal assumption deemed critical to the DAC/VOBA amortization is the estimated contract term, which incorporates mortality and persistency, and represents management’s best estimate of future outcome. The Company periodically reviews this assumption against actual experience and, based on additional information that becomes available, updates the assumption. Changes in contract term estimates are reflected prospectively in amortization expense as of the beginning of the reporting period in which the change is made.

VOBA is subject to recoverability testing; DAC is not. The Company performs testing to assess the recoverability of VOBA on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If VOBA is not deemed recoverable, charges will be applied against the VOBA balance before an additional reserve is established.

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC/VOBA related to the replaced

59

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC/VOBA related to the replaced contracts are written off to Net amortization of DAC and VOBA in the Consolidated Statements of Operations.

Contract Costs Associated with Certain Revenue Contracts

Contract cost assets represent costs incurred to obtain or fulfill contracts for non-insurance financial services that are expected to be recovered and, thus, have been capitalized and are subject to amortization. Capitalized contract costs include the incremental costs of obtaining a contract and fulfillment costs that relate directly to a contract and generate or enhance resources of the Company that are used to satisfy performance obligations. Capitalized contract costs are amortized on a straight-line basis over the estimated lives of the contracts.

Capitalized contract costs are included in Other assets on the Consolidated Balance Sheets, and costs expensed as incurred are included in Operating expenses in the Consolidated Statements of Operations.

Future Policy Benefits and Contract Owner Account Balances

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. Reserves for payout contracts with life contingencies are equal to the present value of future payments.

Principal assumptions used to establish liabilities for future policy benefits include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums by the contract owner, retirement, and benefit utilization. These assumptions are based on Company experience and periodically reviewed against industry standards. The Company reviews these assumptions at least annually and updates them if necessary. In addition to assumption updates, the Company adjusts reserves for actual experience in the period in which the experience occurs. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations. Remeasurements of the reserves as a result of assumption updates and adjustments for actual experience are recognized in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Interest rates used in discounting the reserves are based on an upper-medium grade (low-credit-risk) fixed-income instrument yield derived from observable market data. A 30-year forward rate is used for periods beyond the last observable market point. Reserves are remeasured quarterly to reflect changes in the discount rate, with the resulting change recorded in AOCI. Locked-in interest rates used to determine interest accretion on reserves for new contracts sold are based on the upper-medium grade (low-credit-risk) fixed-income instrument yield applicable at the time the business was issued. Locked-in interest accretion rates for contracts in force as of January 1, 2021, the transition date for Targeted Improvements for Long-Duration Contracts, are based on the locked-in interest rates in effect for those contracts immediately prior to the transition date. Interest accretion is recorded in Interest credited and other benefits to contract owners/policyholders.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts, as follows:

•Account balances for funding agreements with fixed maturities are calculated using the amount deposited with the Company, less withdrawals, plus interest credited to contract owners through the ending valuation date. Interest on these contracts is accrued by a predetermined index, plus a spread or a fixed rate, established at the issue date of the contract.
•Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

60

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Stabilizer and MCG: Guaranteed credited rates give rise to an embedded derivative in the stabilizer ("Stabilizer") products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances. Changes in estimated fair value that are not related to attributed fees collected or payments made, are reported in Net gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer embedded derivative and MCG stand-alone derivative is determined based on the present value of projected future claims, minus the present value of future attributed premiums. At inception of the contract, the Company projects an attributed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the Stabilizer embedded derivative and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for the Stabilizer embedded derivative and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:
•Such separate accounts are legally recognized;
•Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;
•Investments are directed by the contract owner or participant; and
•All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. The underlying investments include mutual funds, short-term investments, cash and fixed maturities. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Securities Lending

The Company participates in securities lending programs under which it loans securities to third parties in exchange for collateral. Initial collateral is required at a rate of at least 102% of the market value of the loaned securities. The market value of

61

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

the loaned securities is monitored daily, and collateral is adjusted, either through additional collateral or refunds, to reflect changes in market value. In the normal course of business, the Company receives cash collateral and non-cash collateral, primarily through a third party lending agent. When cash collateral is received, the lending agent retains the cash collateral and invests it in short-term liquid assets on behalf of the Company. The lending agent indemnifies the Company against losses resulting from the failure of a counterparty to return loaned securities and the collateral held is insufficient to cover the loss.

Non-cash collateral generally consists of U.S. Treasury, U.S. Government agency securities and MBS pools. These securities are held by the lending agent and may not be sold or re-pledged, except in the event of counterparty default. As the Company does not have the right to sell or re-pledge this non-cash collateral, it is not reflected on the Consolidated Balance Sheets. Cash collateral received is reflected in Short-term investments under securities loan agreements, including collateral delivered, with the offsetting obligation to return the cash collateral recorded in Payables under securities loan and repurchase agreements, including collateral held on the Consolidated Balance Sheets. See Restricted Assets within the Commitments and Contingencies Note to these Consolidated Financial Statements for information regarding pledged assets and collateral received under securities lending agreements.

Repurchase Agreements

The Company engages in repurchase agreements to increase investment returns and improve liquidity. These arrangements meet the requirements to be accounted for as financing arrangements, as the Company retains control of the underlying securities.

Under repurchase agreements, the Company borrows cash from a counterparty for a specified term at an agreed upon interest rate and pledges securities as collateral. At the end of the agreement, the Company repays the borrowed cash plus interest, and the counterparty returns the securities pledged to the Company. Because these transactions are accounted for as financing arrangements, the carrying value of the securities pledged remains on the Consolidated Balance Sheets and is reported in Securities pledged.

Derivative Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan and repurchase agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets.

Recognition of Revenue

Insurance Revenue and Related Benefits
Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, and payout contracts without life contingencies are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income in the Consolidated Statements of Operations. Surrender charges are reported in Other revenue in the Consolidated Statements of Operations. In addition, the Company earns investment income from the investment of contract deposits in the Company's

62

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Revenue from Contracts with Customers
Revenue for various financial services is measured based on consideration specified in a contract with a customer and is recognized when the Company has satisfied a performance obligation, unless the transaction price includes variable consideration that is constrained; in such case, the Company recognizes revenue when the uncertainty associated with the constrained amount is subsequently resolved.

For advisory and recordkeeping and administration ("R&A") services, the Company recognizes revenue as services are provided, generally over time. The Company provides distribution services at a point in time and recognizes the related revenue as consideration is received. Revenue from shareholder servicing is recognized as services are provided over time. Contract terms are typically less than one year, and consideration is variable. Revenue for financial services is recorded in Fee income and Other revenue in the Consolidated Statements of Operations.

For a description of principal activities from which the Company generates revenue, see the Business section above for further information. See the Revenue from Contracts with Customers Note in these Consolidated Financial Statements for revenue disaggregated by type of service.

Income Taxes

The Company uses certain assumptions and estimates in determining (a) the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, (b) the provision for income taxes and (c) the deferred income tax assets and liabilities.

The provision for income taxes is based on income and expense reported in the financial statements after adjustments for permanent differences between the financial statements and consolidated federal income tax return. Permanent differences include the dividends received deduction and tax credits. As a result of permanent differences, the effective tax rate reflected in the financial statements may be different than the actual rate in the income tax return. Current income tax receivable or payable is recognized within Other assets or Other liabilities, respectively, in the Consolidated Balance Sheets.

Temporary differences between the Company's financial statements and income tax return create deferred tax assets and liabilities. Deferred tax assets represent the tax benefit of future deductible temporary differences, net operating loss carryforwards and tax credit carryforwards. The Company's deferred tax assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including the nature and character of the deferred tax assets and liabilities, the amount and character of book income or losses in recent years, projected future taxable income and future reversals of temporary differences, tax planning strategies the Company would employ to avoid a tax benefit from expiring unused, and the length of time carryforwards can be utilized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not to be sustained under examination by the applicable taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the applicable taxing authority. For items that meet the more-likely-than-not recognition threshold, the Company measures the tax position as the largest amount of benefit that is more than 50% likely to be realized upon ultimate resolution with the applicable tax authority that has full knowledge of all relevant information.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

63

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts with the exception of the interest accretion rate on reinsurance recoverable assets associated with in-force business reinsured. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded in Premium receivable and reinsurance recoverable or Other liabilities, as appropriate, on the Consolidated Balance Sheets.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted.

Accounting for reinsurance requires use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company reviews assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance at least annually and updates them if necessary. In addition to the assumption updates, the Company adjusts these assets or liabilities for actual experience in the period in which the experience occurs. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Reinsurance recoverable and deposit asset balances are reported net of the allowance for credit losses on the Company’s Consolidated Balance Sheets. Management estimates the credit loss allowance balance using a factor-based method of probability of default and loss given default which incorporates relevant available information, from internal and external sources, relating to past events, current conditions, and reasonable and supportable forecasts. Included in the factor-based method are the consideration of capital market factors, counterparty financial information and ratings, and reinsurance agreement-specific risk characteristics such as collateral type, collateral size, and covenant strength.

The allowance for credit losses is a valuation account that is deducted from the reinsurance recoverable balance to present the net amount expected to be collected on the reinsurance recoverable. The change in the allowance for credit losses is recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Current reinsurance recoverable balances deemed probable of recovery and payable balances under reinsurance agreements are included in Premium receivable and reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded.

Employee Benefits Plans

The Company, in conjunction with Voya Services Company, sponsors non-qualified defined benefit pension plans covering eligible employees, sales representatives, and other individuals.

A defined benefit plan is a pension plan that defines an amount of pension benefit that an employee will receive upon retirement, usually dependent on one or more factors such as age, years of service, and compensation. The liability recognized in respect of non-qualified defined benefit pension plans is the present value of the projected pension benefit obligation ("PBO") at the balance sheet date, together with adjustments for unrecognized past service costs. This liability is included in Other liabilities on the Consolidated Balance Sheets. The PBO is defined as the actuarially calculated present value of vested and non-vested pension benefits accrued based on future salary levels. The Company recognizes the funded status of the PBO for pension plans on the Consolidated Balance Sheets.

64

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net periodic benefit cost for the non-qualified defined benefit pension plans is determined using management estimates and actuarial assumptions to derive service cost and interest cost for a particular year and is included in Operating expenses in the Consolidated Statements of Operations. The obligations and expenses associated with these plans require use of assumptions, such as discount rate and rate of future compensation increases and healthcare cost trend rates, as well as assumptions regarding participant demographics, such as age of retirement, withdrawal rates, and mortality. Management determines these assumptions based on a variety of factors, such as currently available market and industry data and expected benefit payout streams. Actual results could vary significantly from assumptions based on changes, such as economic and market conditions, demographics of participants in the plans, and amendments to benefits provided under the plans. These differences may have a significant effect on the Company's Consolidated Financial Statements and liquidity. Actuarial gains (losses) are immediately recognized in Operating expenses in the Consolidated Statements of Operations.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome.

Adoption of New Pronouncements

Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, "Income Taxes (Topic 740): Improvements to Income Tax Disclosures" ("ASU 2023-09"), to enhance transparency through greater disaggregation of the effective tax rate reconciliation and income taxes paid disclosures.

The provisions of ASU 2023-09 were adopted retrospectively for the fiscal year ended December 31, 2025. The adoption did not have an impact on the Company's financial condition, results of operations, or cash flows. Required disclosures have been included in the Income Taxes Note to these Consolidated Financial Statements.

Future Adoption of Accounting Pronouncements

Disaggregation of Income Statement Expenses

In November 2024, the FASB issued ASU 2024-03, "Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses" ("ASU 2024-03"), which requires the following disclosures:
•Disclose the amounts of (a) employee compensation; (b) depreciation; and (c) intangible asset amortization included in each relevant expense caption.
•Include certain amounts that are already required to be disclosed under U.S. GAAP in the same disclosure as the other disaggregation requirements.
•Disclose a qualitative description of the amounts remaining in relevant expense captions that are not separately disaggregated quantitatively.
•Disclose the total amount of selling expenses and, in annual reporting periods, an entity’s definition of selling expenses.

The amendments are effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027, and should be applied either prospectively or retrospectively. The Company is in the process of determining the disclosures that may be required by the adoption of the provisions of ASU 2024-03.

65

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2025:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Allowance for credit losses	Fair Value
Fixed maturities:
U.S. Treasuries	$517	$—	$47	$—	$—	$470
U.S. Government agencies and authorities	29	—	1	—	—	28
State, municipalities and political subdivisions	427	—	68	—	—	359
U.S. corporate public securities	6,701	84	773	—	—	6,012
U.S. corporate private securities	4,578	66	165	—	6	4,473
Foreign corporate public securities and foreign governments(1)	2,292	43	177	—	1	2,157
Foreign corporate private securities(1)	2,250	45	39	—	8	2,248
Residential mortgage-backed securities	3,287	41	92	1	—	3,237
Commercial mortgage-backed securities	2,115	5	241	—	—	1,879
Other asset-backed securities	1,977	17	17	—	2	1,975
Total fixed maturities, including securities pledged	24,173	301	1,620	1	17	22,838
Less: Securities pledged	959	—	114	—	—	845
Total fixed maturities(3)	$23,214	$301	$1,506	$1	$17	$21,993
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.
(3) Includes fixed maturities of approximately $1.4 billion acquired in the first quarter of 2025, related to the acquisition of OneAmerica Financial's full-service retirement plan business.

66

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities were as follows as of December 31, 2024:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Allowance for credit losses	Fair Value
Fixed maturities:
U.S. Treasuries	$428	$—	$50	$—	$—	$378
U.S. Government agencies and authorities	29	—	2	—	—	27
State, municipalities and political subdivisions	491	—	82	—	—	409
U.S. corporate public securities	6,095	50	896	—	—	5,249
U.S. corporate private securities	4,035	31	264	—	3	3,799
Foreign corporate public securities and foreign governments(1)	2,087	17	235	—	1	1,868
Foreign corporate private securities(1)	2,160	15	138	—	8	2,029
Residential mortgage-backed securities	2,638	19	128	(4)	—	2,525
Commercial mortgage-backed securities	2,459	2	333	—	17	2,111
Other asset-backed securities	1,741	24	25	—	1	1,739
Total fixed maturities, including securities pledged	22,163	158	2,153	(4)	30	20,134
Less: Securities pledged	1,223	—	134	—	—	1,089
Total fixed maturities	$20,940	$158	$2,019	$(4)	$30	$19,045
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Net gains (losses) in the Consolidated Statements of Operations.

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2025, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$708	$709
After one year through five years	2,983	2,983
After five years through ten years	2,902	2,871
After ten years	10,201	9,184
Mortgage-backed securities	5,402	5,116
Other asset-backed securities	1,977	1,975
Fixed maturities, including securities pledged	$24,173	$22,838

As of December 31, 2025 and 2024, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies, with a carrying value in excess of 10% of the Company's Total shareholder's equity.

67

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securities Lending Program

The following table presents collateral held by asset class that the Company pledged under securities lending as of the dates indicated:

	December 31, 2025	December 31, 2024
U.S. Treasuries	$29	$7
U.S. corporate public securities	391	461
Foreign corporate public securities and foreign governments	156	217
Short-term investments and cash equivalents	13	216
Total(1)	$589	$901
(1) As of December 31, 2025 and 2024, liabilities to return cash collateral were $575 and $581, respectively, and included in Payables under securities loan and repurchase agreements, including collateral held on the Consolidated Balance Sheets.

The Company's securities lending activities are conducted on an overnight basis, and all securities loaned can be recalled at any time. The Company does not offset assets and liabilities associated with its securities lending program.

Allowance for credit losses

The following table presents a rollforward of the allowance for credit losses on available-for-sale fixed maturity securities for the period presented:

	Year Ended December 31, 2025
	U.S. corporate private securities	Commercial mortgage-backed securities	Foreign corporate public securities and foreign governments	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$3	$17	$1	$8	$1	$30
Credit losses on securities for which credit losses were not previously recorded	6	—	—	—	1	7
Reductions for securities sold during the period	(3)	(17)	—	—	—	(20)
Balance as of December 31	$6	$—	$1	$8	$2	$17

	Year Ended December 31, 2024
	U.S. Corporate private securities	Commercial mortgage-backed securities	Foreign corporate public securities and foreign governments	Foreign corporate private securities	Other asset-backed securities	Total
Balance as of January 1	$—	$9	$3	$1	$1	$14
Credit losses on securities for which credit losses were not previously recorded	3	8	—	7		18
Reductions for securities sold during the period	—	—	(2)	—	—	(2)
Balance as of December 31	$3	$17	$1	$8	$1	$30

For additional information about the Company’s methodology and significant inputs used in determining whether a credit loss exists, see the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements.

68

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

The following tables present available-for-sale fixed maturities, including securities pledged, for which an allowance for credit losses has not been recorded by investment category and duration as of the dates indicated:

	As of December 31, 2025
	Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$212	$4	$252	$43	$464	$47
U.S. Government agencies and authorities	—	—	14	1	14	1
State, municipalities and political subdivisions	3	—	354	68	357	68
U.S. corporate public securities	516	32	3,655	741	4,171	773
U.S. corporate private securities	298	4	1,857	161	2,155	165
Foreign corporate public securities and foreign governments	136	3	1,040	174	1,176	177
Foreign corporate private securities	62	—	919	39	981	39
Residential mortgage-backed	206	2	686	90	892	92
Commercial mortgage-backed	61	—	1,546	241	1,607	241
Other asset-backed	188	1	158	16	346	17
Total	$1,682	$46	$10,481	$1,574	$12,163	$1,620

	As of December 31, 2024
	Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
U.S. Treasuries	$229	$16	$127	$34	$356	$50
U.S. Government agencies and authorities	13	—	14	2	27	2
State, municipalities and political subdivisions	4	—	403	82	407	82
U.S. corporate public securities	615	28	3,626	868	4,241	896
U.S. corporate private securities	405	10	2,260	254	2,665	264
Foreign corporate public securities and foreign governments	355	14	1,051	221	1,406	235
Foreign corporate private securities	429	11	1,205	127	1,634	138
Residential mortgage-backed	253	6	704	122	957	128
Commercial mortgage-backed	18	—	1,888	333	1,906	333
Other asset-backed	29	1	197	24	226	25
Total	$2,350	$86	$11,475	$2,067	$13,825	$2,153

69

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As of December 31, 2025 and 2024, the Company concluded that an allowance for credit losses was not warranted for the securities above because the unrealized losses are interest rate related. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of their amortized cost bases.

As of December 31, 2025, the average duration of the Company's fixed maturities portfolio, including securities pledged, is between 6 and 6.5 years.

Evaluating Securities for Intent Impairments

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses. For the years ended December 31, 2025, 2024 and 2023, intent impairments were $25, $10 and $23, respectively.

Debt Modifications

The Company evaluates all debt modifications to determine whether a modification results in a new loan or a continuation of an existing loan. Disclosures are required for loan modifications with borrowers experiencing financial difficulty. For the years ended December 31, 2025 and 2024, the Company had no material debt modifications that require such disclosure.

Mortgage Loans on Real Estate

The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific performance, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.

LTV and DSC ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio is expressed as a percentage of the amount of the loan relative to the value of the underlying property at origination. An LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property’s net income to its debt service payments. A DSC ratio of less than 1.0 indicates that a property’s operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

70

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present commercial mortgage loans by year of origination and LTV ratio as of the dates indicated. The information is updated as of December 31, 2025 and 2024, respectively.

	As of December 31, 2025
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2025	$337	$406	$85	$—	$—	$828
2024	150	126	11	—	—	287
2023	72	137	—	—	—	209
2022	218	221	83	—	—	522
2021	189	151	35	15	—	390
Prior	2,225	139	—		2	2,366
Total(1)	$3,191	$1,180	$214	$15	$2	$4,602
(1) Includes mortgage loans of approximately $0.8 billion acquired in the first quarter of 2025, related to the acquisition of OneAmerica Financial's full-service retirement plan business.

	As of December 31, 2024
	Loan-to-Value Ratios
Year of Origination	0% - 50%	>50% - 60%	>60% - 70%	>70% - 80%	>80% and above	Total
2024	$111	$107	$11	$—	$—	$229
2023	76	151	29	—	—	256
2022	201	240	94	—	—	535
2021	189	148	93	—	—	430
2020	149	63	—	—	—	212
Prior	1,827	126	1	—	16	1,970
Total	$2,553	$835	$228	$—	$16	$3,632
The following tables present commercial mortgage loans by year of origination and DSC ratio as of the dates indicated. The information is updated as of December 31, 2025 and 2024, respectively.

	As of December 31, 2025
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total(1)
2025	$628	$131	$55	$14	$828
2024	138	107	37	5	287
2023	128	14	65	2	209
2022	299	97	42	84	522
2021	254	19	41	76	390
Prior	1,743	342	203	78	2,366
Total	$3,190	$710	$443	$259	$4,602
(1) No commercial mortgage loans were secured by land or construction loans.

71

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	As of December 31, 2024
	Debt Service Coverage Ratios
Year of Origination	>1.5x	>1.25x - 1.5x	>1.0x - 1.25x	<1.0x	Total(1)
2024	$132	$71	$24	$2	$229
2023	93	118	36	9	256
2022	254	88	63	130	535
2021	203	10	88	129	430
2020	170	17	20	5	212
Prior	1,461	164	276	69	1,970
Total	$2,313	$468	$507	$344	$3,632
(1) No commercial mortgage loans were secured by land or construction loans.
The following tables present the commercial mortgage loans by year of origination and U.S. region as of the dates indicated. The information is updated as of December 31, 2025 and 2024, respectively.

	As of December 31, 2025
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2025	$205	$91	$210	$156	$67	$26	$35	$18	$20	$828
2024	52	84	39	61	17	11	7	2	14	287
2023	25	36	13	70	16	25	2	20	2	209
2022	125	63	54	72	97	85	—	7	19	522
2021	83	45	82	55	76	37	2	10	—	390
Prior	538	584	506	161	168	207	48	84	70	2,366
Total	$1,028	$903	$904	$575	$441	$391	$94	$141	$125	$4,602

	As of December 31, 2024
	U.S. Region
Year of Origination	Pacific	South Atlantic	Middle Atlantic	West South Central	Mountain	East North Central	New England	West North Central	East South Central	Total
2024	$50	$60	$31	$51	$17	$3	$7	$2	$8	$229
2023	37	67	10	75	16	27	2	20	2	256
2022	114	108	46	87	78	80	1	1	20	535
2021	75	33	95	88	83	32	9	15	—	430
2020	52	104	13	8	8	10	—	5	12	212
Prior	446	472	515	130	156	112	38	81	20	1,970
Total	$774	$844	$710	$439	$358	$264	$57	$124	$62	$3,632

72

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables present the commercial mortgage loans by year of origination and property type as of the dates indicated. The information is updated as of December 31, 2025 and 2024, respectively.

	As of December 31, 2025
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2025	$350	$341	$124	$7	$3	$3	$—	$828
2024	60	160	56	11	—	—	—	287
2023	79	91	6	9	24	—	—	209
2022	99	224	156	28	9	6	—	522
2021	33	121	145	79	—	—	12	390
Prior	589	635	593	372	33	115	29	2,366
Total	$1,210	$1,572	$1,080	$506	$69	$124	$41	$4,602

	As of December 31, 2024
	Property Type
Year of Origination	Retail	Industrial	Apartments	Office	Hotel/Motel	Other	Mixed Use	Total
2024	$45	$119	$54	$11	$—	$—	$—	$229
2023	81	128	11	11	25	—	—	256
2022	72	230	192	26	9	6	—	535
2021	21	110	197	86	—	8	8	430
2020	48	36	49	79	—	—	—	212
Prior	436	580	426	324	48	121	35	1,970
Total	$703	$1,203	$929	$537	$82	$135	$43	$3,632

The following table summarizes activity in the allowance for credit losses for commercial mortgage loans for the periods indicated:

	December 31, 2025	December 31, 2024
Allowance for credit losses, beginning of period	$19	$22
Credit losses on mortgage loans for which credit losses were not previously recorded	15	—
Increase (decrease) on mortgage loans with an allowance recorded in previous period	2	—
Provision for expected credit losses	36	22
Write-offs	(9)	(3)
Allowance for credit losses, end of period	$27	$19

73

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the payment status of commercial mortgage loans as of the dates indicated:

	December 31, 2025	December 31, 2024

Current	$4,531	$3,608
30-59 days past due	—	—
60-89 days past due	—	—
Greater than 90 days past due	71	24
Total	$4,602	$3,632

Commercial mortgage loans are placed on non-accrual status when 90 days in arrears, when the Company has concerns regarding the collectability of future payments or when a loan has matured without being paid off or extended. As of December 31, 2025 and 2024 the Company had $71 and $24, respectively, of commercial mortgage loans in non-accrual status. The amount of interest income recognized on loans in non-accrual status for the years ended December 31, 2025 and 2024 was immaterial.

Net Investment Income

The following table summarizes Net investment income by investment type for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Fixed maturities	$1,414	$1,225	$1,285
Equity securities	6	6	10
Mortgage loans on real estate	226	183	196
Policy loans	8	8	8
Short-term investments and cash equivalents	13	10	10
Limited partnerships and other	137	118	82
Gross investment income	1,804	1,550	1,591
Less: Investment expenses	82	68	68
Net investment income	$1,722	$1,482	$1,523

For the years ended December 31, 2025 and 2024, the Company had $4 and $9 respectively, of investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Net Gains (Losses)

Net gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related impairment of investments. Net gains (losses) are also primarily generated from changes in fair value of embedded derivatives within products and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. Net gains (losses) also include changes in fair value of equity securities. The cost of the investments on disposal is generally determined using the specific identification method.

74

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Fixed maturities, available-for-sale, including securities pledged	$(20)	$(18)	$(27)
Fixed maturities, at fair value option	(83)	(135)	(100)
Equity securities, at fair value	(6)	—	(4)
Derivatives	(36)	121	11
Embedded derivatives within fixed maturities	5	(4)	(1)
Other derivatives	(1)	2	—
Managed custody guarantees	4	4	(2)
Stabilizer	10	(14)	(1)
Mortgage loans	(6)	—	(10)
Other investments	1	—	—
Net gains (losses)	$(132)	$(44)	$(134)

Proceeds from the sale of fixed maturities, available-for-sale and equity securities and the related gross realized gains and losses, before tax, were as follows for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Proceeds on sales	$3,916	$2,551	$3,356
Gross gains	38	44	51
Gross losses	66	32	47

3.    Derivative Financial Instruments

The Company primarily enters into the following types of derivatives:

Interest rate swaps: The Company uses interest rate swaps primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Futures: The Company uses interest rate futures contracts to hedge its exposure to market risks due to changes in interest rates. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins, with the exchange, on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships. The Company may also use futures contracts as a hedge against an increase in certain equity indices.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain products that contain embedded derivatives for which market value is at least partially determined by, among other things, levels of or

75

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives. These derivatives are generally considered total return swaps with contractual returns attributable to various assets and liabilities associated with these reinsurance agreements.

The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments. Based on the notional amounts, a substantial portion of the Company's derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as outlined in ASC Topic 815 as of December 31, 2025 and 2024.

Refer to the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements for the Company's accounting policy on derivatives.

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2025			December 31, 2024
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value	Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Fair value hedges(2):
Interest rate contracts(3)	$—	$—	$—	$—	$—	$—
Foreign exchange contracts	22	—	—	—	—	—
Cash flow hedges:
Interest rate contracts	10	—	—	10	—	—
Foreign exchange contracts	422	7	16	504	37	2
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	12,031	147	215	11,626	201	266
Foreign exchange contracts	40	—	1	44	1	—
Credit contracts	61	—	—	72	—	—
Embedded derivatives and MCGs:
Within fixed maturity investments(4)	N/A	1	—	N/A	—	4
Within reinsurance agreements(5)	N/A	23	—	N/A	—	—
MCGs(6)	N/A	—	—	N/A	—	4
Stabilizer(6)	N/A	—	5	N/A	—	15
Total		$178	$237		$239	$291
(1) Open derivative contracts are reported as Derivatives assets or liabilities at fair value on the Consolidated Balance Sheets.
(2) Total carrying amount of the hedged assets and liabilities was $213 and $202 as of December 31, 2025 and 2024, respectively.
(3) The cumulative amount of fair value hedging adjustments included in the carrying amount of hedged assets and liabilities was $2 as of December 31, 2025 and 2024, all of which is related to hedging adjustments on discontinued hedging relationships.
(4) Included in Fixed maturities, available-for-sale, at fair value on the Consolidated Balance Sheets.
(5) Included in Other assets on the Consolidated Balance Sheets.
(6) Included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.
N/A - Not applicable

See the Fair Value Measurements Note to these Consolidated Financial Statements for additional information on derivative asset and liability fair values.

76

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company does not offset any derivative assets and liabilities in the Consolidated Balance Sheets. The disclosures set out in the table below include the fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts subject to master netting agreements or similar agreements as of the dates indicated:

	Gross Amount Recognized	Counterparty Netting(1)	Cash Collateral Netting(1)	Securities Collateral Netting(1)	Net Receivables/ Payables
December 31, 2025
Derivative assets	$154	$(149)	$(4)	$—	$1
Derivative liabilities	232	(149)	(71)	(11)	1
December 31, 2024
Derivative assets	239	(207)	(28)	(3)	1
Derivative liabilities	268	(207)	(54)	(6)	1
(1) Represents the netting of receivable with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

As of December 31, 2025, the Company held $6 and pledged $71 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2024, the Company held $31 and $54 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2025, the Company delivered $174 of securities and held no securities as collateral. As of December 31, 2024, the Company delivered $133 of securities and held $3 securities as collateral.

The location and effect of derivatives qualifying for hedge accounting on the Consolidated Statements of Operations and Consolidated Statements of Comprehensive Income were as follows for the periods indicated:

	Year Ended December 31,
	2025		2024		2023
	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts	Interest Rate Contracts	Foreign Exchange Contracts
Location of Gain (Loss) Reclassified from AOCI into Income	Net investment income	Net investment income and Net gains (losses)	Net investment income	Net investment income and Net gains (losses)	Net investment income	Net investment income and Net gains (losses)
Amount of Gain (Loss) Recognized in Other Comprehensive Income(1)	$—	$(44)	$—	$14	$—	$(36)
Amount of Gain (Loss) Reclassified from AOCI	—	6	—	13	—	8
(1) See the Accumulated Other Comprehensive Income (Loss) Note to these Consolidated Financial Statements for additional information.

77

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The location and amount of gain (loss) recognized in the Consolidated Statements of Operations for derivatives qualifying for hedge accounting were as follows for the periods indicated:

	Year Ended December 31,
	2025		2024		2023
	Net investment income	Net gains (losses)	Net investment income	Net gains (losses)	Net investment income	Net gains (losses)
Total amounts of line items presented in the statements of operations in which the effects of fair value or cash flow hedges are recorded	$1,722	$(132)	$1,482	$(44)	$1,523	$(134)
Fair value hedges:
Interest rate contracts:
Hedged items	—	—	—	2	—	—
Derivatives designated as hedging instruments	—	(1)	—	(2)	—	—
Cash flow hedges:
Foreign exchange contracts:
Gain (loss) reclassified from AOCI into income	5	1	8	5	8	—

The location and effect of derivatives not designated as hedging instruments in the Consolidated Statements of Operations were as follows for the periods indicated:

	Location of Gain (Loss) Recognized on Derivative	Year Ended December 31,
		2025	2024	2023
Derivatives: Non-qualifying for hedge accounting
Interest rate contracts	Net gains (losses)	$(32)	$117	$10
Foreign exchange contracts	Net gains (losses)	(3)	—	(1)
Credit contracts	Net gains (losses)	(1)	1	2
Embedded derivatives and MCGs:
Within fixed maturity investments	Net gains (losses)	5	(4)	(1)
Within reinsurance agreements	Net gains (losses)	23	—	—
MCGs	Net gains (losses)	4	4	(2)
Stabilizer	Net gains (losses)	10	(14)	(1)
Total		$6	$104	$7

78

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

4.    Fair Value Measurements

Fair Value Measurement

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$344	$126	$—	$470
U.S. Government agencies and authorities	—	28	—	28
State, municipalities and political subdivisions	—	359	—	359
U.S. corporate public securities	—	5,950	62	6,012
U.S. corporate private securities	—	2,772	1,701	4,473
Foreign corporate public securities and foreign governments(1)	—	2,109	48	2,157
Foreign corporate private securities(1)	—	1,755	493	2,248
Residential mortgage-backed securities	—	3,176	61	3,237
Commercial mortgage-backed securities	—	1,879	—	1,879
Other asset-backed securities	—	1,735	240	1,975
Total fixed maturities, including securities pledged	344	19,889	2,605	22,838
Equity securities	21	—	51	72
Derivatives:
Interest rate contracts	1	146	—	147
Foreign exchange contracts	—	7	—	7
Embedded derivatives within reinsurance	—	23	—	23
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,144	5	—	1,149
Assets held in separate accounts	103,956	5,428	388	109,772
Total assets	$105,466	$25,498	$3,044	$134,008
Liabilities:
Stabilizer and MCGs	$—	$—	$5	$5
Derivatives:
Interest rate contracts	—	215	—	215
Foreign exchange contracts	—	17	—	17
Total liabilities	$—	$232	$5	$237
(1) Primarily U.S. dollar denominated.

79

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$307	$71	$—	$378
U.S. Government agencies and authorities	—	27	—	27
State, municipalities and political subdivisions	—	409	—	409
U.S. corporate public securities	—	5,202	47	5,249
U.S. corporate private securities	—	2,628	1,171	3,799
Foreign corporate public securities and foreign governments(1)	—	1,820	48	1,868
Foreign corporate private securities (1)	—	1,688	341	2,029
Residential mortgage-backed securities	—	2,471	54	2,525
Commercial mortgage-backed securities	—	2,111	—	2,111
Other asset-backed securities	—	1,725	14	1,739
Total fixed maturities, including securities pledged	307	18,152	1,675	20,134
Equity securities	10	—	56	66
Derivatives:
Interest rate contracts	—	201	—	201
Foreign exchange contracts	—	38	—	38
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,356	—	19	1,375
Assets held in separate accounts	92,849	5,390	340	98,579
Total assets	$94,522	$23,781	$2,090	$120,393
Liabilities:
Stabilizer and MCGs	$—	$—	$19	$19
Derivatives:
Interest rate contracts	10	256	—	266
Foreign exchange contracts	—	2	—	2
Total liabilities	$10	$258	$19	$287
(1) Primarily U.S. dollar denominated.

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation approaches when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation approaches and allows for the use of unobservable inputs to the extent that observable inputs are not available.

80

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of exit price and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third-party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

When available, the fair value of the Company's financial assets and liabilities are based on quoted prices of identical assets in active markets and therefore, reflected in Level 1. The valuation approaches and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy are presented below.

For fixed maturities classified as Level 2 assets, fair values are determined using a matrix-based market approach, based on prices obtained from third-party commercial pricing services and the Company’s matrix and analytics-based pricing models, which in each case incorporate a variety of market observable information as valuation inputs. The market observable inputs used for these fair value measurements, by fixed maturity asset class, are as follows:

U.S. Treasuries: Fair value is determined using third-party commercial pricing services, with the primary inputs being stripped interest and principal U.S. Treasury yield curves that represent a U.S. Treasury zero-coupon curve.

U.S. government agencies and authorities, State, municipalities and political subdivisions: Fair value is determined using third-party commercial pricing services, with the primary inputs being U.S. Treasury yield curves, trades of comparable securities, credit spreads off benchmark yields and issuer ratings.

U.S. corporate public securities, Foreign corporate public securities and foreign governments: Fair value is determined using third-party commercial pricing services, with the primary inputs being benchmark yields, trades of comparable securities, issuer ratings, bids and credit spreads off benchmark yields.

U.S. corporate private securities and Foreign corporate private securities: Fair values are determined using a matrix and analytics-based pricing model. The model incorporates the current level of risk-free interest rates, current corporate credit spreads, credit quality of the issuer and cash flow characteristics of the security. The model also considers a liquidity spread, the value of any collateral, the capital structure of the issuer, the presence of guarantees, and prices and quotes for comparably rated publicly traded securities.

RMBS, CMBS and ABS: Fair value is determined using third-party commercial pricing services, with the primary inputs being credit spreads off benchmark yields, prepayment speed assumptions, current and forecasted loss severity, debt service coverage ratios, collateral type, payment priority within tranche and the vintage of the loans underlying the security.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited. Securities priced using independent broker quotes are classified as Level 3.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities: Level 2 and Level 3 equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers.

81

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third-party sources, such as yield curves, exchange rates, S&P 500 Index prices, Overnight Index Swap ("OIS") rates, and Secured Overnight Financing Rate ("SOFR"). The Company uses SOFR discounting for valuations of interest rate derivatives; however, certain legacy positions may continue to be discounted on OIS. The Company uses OIS for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure. It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. The Company also has certain credit default swaps and options that are priced by third party vendors or by using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3. The remaining derivative instruments are valued based on market observable inputs and are classified as Level 2. See the Derivative Financial Instruments Note to these Consolidated Financial Statements for more information.

Stabilizer and MCGs: The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the Company's Stabilizer embedded derivative liabilities and MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk"). The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit spreads, adjusted to reflect the credit quality of the Company, as well as an adjustment to reflect the non-default spreads and the priority and recovery rates of policyholder claims.

Embedded derivatives within reinsurance: The carrying value of embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld receivable under reinsurance agreements. The fair value of the embedded derivative is based on market observable inputs and is classified as Level 2.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third-party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

Significant Unobservable Inputs

The Company's Level 3 fair value measurements of its fixed maturities, equity securities and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

82

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following tables summarize the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the periods indicated:

	Year Ended December 31, 2025
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$47	$(1)	$2	$24	$—	$(8)	$(2)	$—	$—	$62	$—	$1
U.S. Corporate private securities	1,171	(5)	44	714	—	(46)	(220)	43	—	1,701	1	41
Foreign corporate public securities and foreign governments(1)	48	—	—	—	—	—	—	—	—	48	—	—
Foreign corporate private securities(1)	341	(26)	42	279	—	(60)	(83)	—	—	493	1	10
Residential mortgage-backed securities	54	(7)	—	21	—	—	—	—	(7)	61	(7)	—
Other asset-backed securities	14	—	1	237	—	(1)	(11)	—	—	240	—	1
Total fixed maturities, including securities pledged	1,675	(39)	89	1,275	—	(115)	(316)	43	(7)	2,605	(5)	53
Equity securities, at fair value	56	2	—	6	—	(13)	—	—	—	51	2	—
Stabilizer and MCGs(2)	(19)	14	—	—	(2)	—	2	—	—	(5)	—	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	19	1	—	—	—	(7)	(13)	—	—	—	—	—
Assets held in separate accounts(4)	340	11	—	91	—	(46)	—	15	(23)	388	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on investments in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income for the Company.

83

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the period indicated:

	Year Ended December 31, 2024
	Fair Value as of January 1	Realized/Unrealized Gains (Losses) Included in:		Purchases	Issuances	Sales	Settlements	Transfers into Level 3	Transfers out of Level 3	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(3)	Change in Unrealized Gains (Losses) Included in OCI(3)
		Net Income	OCI
Fixed maturities, including securities pledged:
U.S. Corporate public securities	$13	$—	$(1)	$40	$—	$—	$(5)	$—	$—	$47	$—	$(1)
U.S. Corporate private securities	1,185	(1)	—	311	—	(10)	(199)	—	(115)	1,171	1	(6)
Foreign corporate public securities and foreign governments(1)	—	—	—	48	—	—	—	—	—	48	—	—
Foreign corporate private securities(1)	354	(7)	(28)	26	—	(8)	(40)	44	—	341	—	(28)
Residential mortgage-backed securities	48	(4)	—	14	—	—	—	—	(4)	54	(4)	—
Other asset-backed securities	37	—	1	—	—	(8)	(6)	—	(10)	14	—	—
Total fixed maturities, including securities pledged	1,637	(12)	(28)	439	—	(26)	(250)	44	(129)	1,675	(3)	(35)
Equity securities, at fair value	54	2	—	—	—	—	—	—	—	56	2	—
Stabilizer and MCGs(2)	(9)	(8)	—	—	(2)	—	—	—	—	(19)	—	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—	(1)	20	—	—	—	—	—	19	—	(1)
Assets held in separate accounts(4)	348	6	—	47	—	(26)	—	5	(40)	340	—	—
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Net gains (losses) in the Consolidated Statements of Operations.

(3) For financial instruments still held as of December 31, amounts are included in Net investment income and Net gains (losses) in the Consolidated Statements of Operations or Unrealized gains (losses) on investments in the Consolidated Statements of Comprehensive Income.

(4) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income (loss) for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on Net income for the Company.

84

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2025 and 2024, the transfers in and out of Level 3 for fixed maturities and separate accounts were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Other Financial Instruments

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets. ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2025		December 31, 2024
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$22,838	$22,838	$20,134	$20,134
Equity securities	72	72	66	66
Mortgage loans on real estate	4,602	4,534	3,632	3,440
Policy loans	157	157	163	163
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,149	1,149	1,375	1,375
Derivatives	154	154	239	239
Short-term loan to affiliate(1)	569	569	100	100
Embedded derivatives within reinsurance	23	23	—	—
Other investments	61	61	94	94
Assets held in separate accounts	109,772	109,772	98,579	98,579
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(2)	$29,002	$32,344	$25,769	$27,652
Funding agreements with fixed maturities	1,573	1,591	721	726
Supplementary contracts, immediate annuities and other	177	167	214	180
Stabilizer and MCGs	5	5	19	19
Derivatives	232	232	268	268
Short-term debt(3)	42	42	44	44
Long-term debt(3)	—	—	1	1
(1) Included in Other assets on the Consolidated Balance Sheets.
(2) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within Stabilizer and MCGs.
(3) Included in Other liabilities on the Consolidated Balance Sheets.

85

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the classification of financial instruments which are not carried at fair value on the Consolidated Balance Sheets:

Financial Instrument	Classification
Mortgage loans on real estate	Level 3
Policy loans	Level 2
Short-term loan to affiliate	Level 2
Other investments	Level 2
Funding agreements without fixed maturities and deferred annuities	Level 3
Funding agreements with fixed maturities	Level 2
Supplementary contracts, immediate annuities and other	Level 3
Short-term debt and Long-term debt	Level 2

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

The following table presents a rollforward of DAC and VOBA for the periods indicated:

	DAC	VOBA
	Deferred and Individual Annuities
Balance as of January 1, 2023	$578	$348
Deferrals of commissions and expenses	56	3
Amortization expense	(45)	(30)
Balance as of December 31, 2023	$589	$321
Deferrals of commissions and expenses	57	3
Amortization expense	(46)	(26)
Balance as of December 31, 2024	$600	$298
Additions related to business acquisitions(1)	—	390
Deferrals of commissions and expenses	56	4
Amortization expense	(46)	(55)
Balance as of December 31, 2025	$610	$637
(1) Related to the acquisition of the full-service retirement plan business of OneAmerica Financial.

The following table shows a reconciliation of DAC and VOBA balances to the Consolidated Balance Sheets as of the periods indicated:

	December 31, 2025	December 31, 2024
DAC:
Deferred and Individual Annuities	$610	$600
Other	10	9
VOBA	637	298
Total	$1,257	$907

86

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The estimated amount of VOBA amortization expense during the next five years is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual experience or changes in best estimates of future experience.

Year	Amount
2026	$49
2027	44
2028	40
2029	37
2030	35
6.     Reserves for Contract Owner Account Balances

The following table presents a rollforward of Contract owner account balances for the periods indicated:

	Deferred Group and Individual Annuity
	December 31, 2025	December 31, 2024
Balance at January 1	$25,031	$25,991
Additions related to business acquisitions(1)	3,458	—
Deposits	2,973	2,435
Fee income	(62)	(50)
Surrenders, withdrawals and benefits	(4,842)	(4,368)
Net transfers (from) to the general account(2)	687	313
Interest credited	789	710
Ending Balance	$28,034	$25,031

Weighted-average crediting rate	2.8%	2.8%
Net amount at risk(3)	$58	$86
Cash surrender value	$27,683	$24,669
(1) In addition, $0.3 billion of acquired contracts from OneAmerica Financial are reported in Other in the table below.
(2) Net transfers (from) to the general account includes transfers of $(884) and $(1,150) for 2025 and 2024, respectively related to VRIAC-managed institutional/mutual fund plan assets in trust that are not reflected on the Consolidated Balance Sheets.
(3) For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date and is calculated at a contract level. Where a contract has both a living and a death benefit, the Company calculates NAR at a contract level and aggregates the higher of the two values together.

The following table shows a reconciliation of the Contract owner account balances for deferred group and individual annuities to the Future policy benefits and contract owner account balances on the Consolidated Balance Sheets for the periods indicated:

	December 31, 2025	December 31, 2024
Deferred group and individual annuity (Contract owner account balances)	$28,034	$25,031
Non-putable funding agreements	1,573	721
Other (Future policy benefits and Contract owner account balances)(1)	3,637	3,516
Ending balance	$33,244	$29,268
(1) Primarily consists of reinsured business and other retirement contracts.

87

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes detail on the differences between the interest rate being credited to contract holders as of the periods indicated, and the respective guaranteed minimum interest rates ("GMIRs"):

	Account Value(1)
	Excess of crediting rate over GMIR
	At GMIR	Up to 0.50% Above GMIR	0.51% - 1.00% Above GMIR	1.01% - 1.50% Above GMIR	1.51% - 2.00% Above GMIR	More than 2.00% Above GMIR	Total
As of December 31, 2025
Up to 1.00%	$57	$3,711	$3,842	$2,015	$2,142	$2,338	$14,105
1.01% - 2.00%	116	53	41	3	—	1	214
2.01% - 3.00%	5,877	179	16	23	—	—	6,095
3.01% - 4.00%	7,737	—	—	—	—	—	7,737
4.01% and Above	4	—	—	—	—	—	4
Renewable beyond 12 months (MYGA)(2)	316	—	—	—	2	—	318
Total discretionary rate setting products	$14,107	$3,943	$3,899	$2,041	$2,144	$2,339	$28,473

As of December 31, 2024
Up to 1.00%	$8	$4,010	$3,671	$1,688	$1,533	$925	$11,835
1.01% - 2.00%	110	56	44	4	—	1	215
2.01% - 3.00%	5,833	31	1	—	—	—	5,865
3.01% - 4.00%	7,291	—	—	—	—	—	7,291
4.01% and Above	4	—	—	—	—	—	4
Renewable beyond 12 months (MYGA)(2)	341	—	—	—	2	—	343
Total discretionary rate setting products	$13,587	$4,097	$3,716	$1,692	$1,535	$926	$25,553
(1) The table includes contracts acquired as a result of the OneAmerica Financial's acquisition completed in the first quarter of 2025. Includes only the account values for investment spread products with GMIRs and discretionary crediting rates, net of policy loans. Excludes Stabilizer products, which are fee based.
(2) Represents multi year guaranteed annuity ("MYGA") contracts with renewal dates after December 31, 2025 and 2024 on which the Company is required to credit interest above the contractual GMIR for at least the next twelve months.

7.    Reinsurance

As of December 31, 2025, the Company has reinsurance treaties with unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

88

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Information regarding the effect of reinsurance on the Consolidated Balance Sheets is as follows as of the periods indicated:

	Direct	Assumed(1)	Ceded	Total, Net of Reinsurance
December 31, 2025
Assets
Premium receivable	$1	$—	$(1)	$—
Reinsurance recoverable, net of allowance for credit losses	—	—	2,421	2,421
Total	$1	$—	$2,420	$2,421
Liabilities
Future policy benefits and contract owner account balances	$30,017	$3,227	$—	$33,244
Total	$30,017	$3,227	$—	$33,244

December 31, 2024
Assets
Premium receivable	$1	$—	$(1)	$—
Reinsurance recoverable, net of allowance for credit losses	—	—	2,560	2,560
Total	$1	$—	$2,559	$2,560
Liabilities
Future policy benefits and contract owner account balances	$29,133	$135	$—	$29,268
Total	$29,133	$135	$—	$29,268
(1) As of December 31, 2025, Future policy benefits and contract owner account balances include $3.1 billion of full-service retirement plan contracts assumed related to the acquisition of OneAmerica Financial's full-service retirement plan business.

Information regarding the effect of reinsurance in the Consolidated Statements of Operations is as follows for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Fee income:
Direct fee income	$1,249	$1,136	$993
Reinsurance assumed	94	—	—
Reinsurance ceded	(7)	—	—
Net fee income	$1,336	$1,136	$993

Interest credited and other benefits to contract owners / policyholders:
Direct interest credited and other benefits to contract owners / policyholders	$864	$857	$920
Reinsurance assumed	95	5	4
Reinsurance ceded	(86)	(92)	(107)
Net interest credited and other benefits to contract owners / policyholders	$873	$770	$817

89

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

As part of the acquisition by the Company's ultimate parent, Voya Financial, of the full-service retirement plan business of OneAmerica Financial, as disclosed in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements, the Company entered into an indemnity reinsurance agreement with American United Life Insurance Company, a subsidiary of OneAmerica Financial. Under the reinsurance agreement, the Company assumed a 100% quota share of fixed and variable annuities, resulting in the Company assuming contract owner account balances of $3.8 billion under a combination indemnity coinsurance and coinsurance with funds withheld, and $20.6 billion of separate account liabilities under a modified coinsurance arrangement. Assumed separate account assets and liabilities are presented on a net basis in the accompanying Consolidated Balance Sheets.

The Company has indemnity reinsurance agreements with SLD and Lincoln related to the disposition of its individual life and annuity business. Under these agreements, SLD and Lincoln have contractually assumed certain policyholder liabilities and obligations; however the Company remains directly obligated to contract owners.

As a result of these agreements, the Company has a significant concentration of ceded reinsurance with SLD and Lincoln. Reinsurance recoverable, net of the allowance for credit losses, related to the agreement with SLD was $1.6 billion as of December 31, 2025 and 2024 on the Consolidated Balance Sheets. Reinsurance recoverable, net of the allowance for credit losses, related to the reinsurance agreement with Lincoln was $0.8 billion and $0.9 billion as December 31, 2025 and 2024, respectively, on the Consolidated Balance Sheets.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. As of December 31, 2025 and 2024, the Company had a deposit asset, net of the allowance for credit losses of $0.8 billion and $0.9 billion, respectively, which is reported in Other assets on the Consolidated Balance Sheets. The funds withheld asset related to assumed reinsurance was $0.9 billion as of December 31, 2025, which was recorded in Other assets on the Consolidated Balance Sheets.

8.    Separate Accounts

The following tables present a rollforward of Liabilities related to separate accounts for the stabilizer and deferred annuity business, including a reconciliation to the Consolidated Balance Sheets, for the periods indicated:

	December 31, 2025			December 31, 2024
	Stabilizer(1)	Deferred Annuity	Total	Stabilizer(1)	Deferred Annuity	Total
Balance at January 1	$6,901	$89,837	$96,738	$7,175	$81,440	$88,615
Premiums and deposits	963	10,745	11,708	891	9,955	10,846
Fee income	(31)	(501)	(532)	(33)	(474)	(507)
Surrenders, withdrawals and benefits	(1,205)	(12,462)	(13,667)	(1,376)	(12,415)	(13,791)
Net transfers (from) to separate accounts	—	(1,571)	(1,571)	—	(1,463)	(1,463)
Investment performance	531	14,163	14,694	244	12,794	13,038
Balance at end of period	$7,159	$100,211	$107,370	$6,901	$89,837	$96,738
Reconciliation to Consolidated Balance Sheets:

Other variable products liabilities	2,402	1,841
Total Separate Accounts liabilities	$109,772	$98,579
(1) Stabilizer products allow the contract holder to select either the market value of the account or the book value of the account at termination.

Cash surrender value represents the amount of the contract holders' account balances distributable at the balance sheet date, less certain surrender charges. The cash surrender value for deferred annuity products was $100,190 and $89,817 as of December 31, 2025 and 2024, respectively.

90

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The aggregate fair value of assets, by major investment asset category, supporting separate accounts liabilities was as follows for the periods indicated:

	December 31, 2025	December 31, 2024
U.S. Treasury securities and obligations of U.S government, corporations and agencies	$909	$913
Corporate and foreign debt securities	2,635	2,493
Mortgage-backed securities	2,928	3,087
Equity securities (including mutual funds)	102,097	91,588
Cash, cash equivalents and short-term investments	734	437
Receivable for securities and accruals	469	61
Total	$109,772	$98,579

9.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or "extraordinary" dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an "extraordinary" dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of the insurance company's statutory surplus at the prior year end or (2) the insurance company's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2025, the Company recognized $175 of Additional paid-in capital as a result of the application of pushdown accounting associated with the acquisition of OneAmerica Financial's full-service retirement plan business, by the Company's ultimate parent, Voya Financial.

During the years ended December 31, 2025 and 2024, VRIAC declared and paid ordinary dividends to its Parent in the aggregate amounts of $394 and $473, respectively.

During the years ended December 31, 2025 and 2024, VRIAC did not receive capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Connecticut Insurance Department (the "Department"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically a portion of deferred tax assets in excess of prescribed thresholds. For the years ended December 31, 2025, 2024 and 2023, the Company had no prescribed or permitted practices.

91

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Statutory net income was $606, $640 and $577 for the years ended December 31, 2025, 2024 and 2023, respectively. Statutory capital and surplus was $2.2 billion and $2.0 billion for the years ended December 31, 2025 and 2024.

10.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	As of December 31,
	2025	2024	2023
Fixed maturities, net of impairment	$(1,319)	$(1,995)	$(1,827)
Derivatives(1)	2	56	57
Change in current discount rate	(282)	(306)	(335)
Deferred income tax asset(2)	464	600	571
Total	(1,135)	(1,645)	(1,534)
Pension and other postretirement benefits liability, net of tax	1	1	3
AOCI	$(1,134)	$(1,644)	$(1,531)
(1) Gains and losses reported in AOCI from hedge transactions that resulted in the acquisition of an identified asset are reclassified into earnings in the same period or periods during which the asset acquired affects earnings. As of December 31, 2025, the portion of the AOCI that is expected to be reclassified into earnings within the next twelve months is $3.
(2) The Company uses the portfolio method to determine when stranded tax benefits (or detriments) are released from AOCI.

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	December 31, 2025
	Before-Tax Amount	Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$620	$(130)	$490
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	56	(12)	44
Change in unrealized gains (losses) on available-for-sale securities	676	(142)	534

Derivatives:
Derivatives	(44)	9	(35)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(10)	2	(8)
Change in unrealized gains (losses) on derivatives	(54)	11	(43)

Change in current discount rate	24	(5)	19
Change in AOCI	$646	$(136)	$510

92

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2024
	Before-Tax Amount	Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(170)	$35	$(135)
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	1	—	1
Change in unrealized gains (losses) on available-for-sale securities	(169)	35	(134)

Derivatives:
Derivatives	14	(3)	11
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(15)	3	(12)
Change in unrealized gains (losses) on derivatives	(1)	—	(1)

Change in current discount rate	28	(6)	22
Change in AOCI	$(142)	$29	$(113)

	December 31, 2023
	Before-Tax Amount	Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$694	$(146)	$548
Adjustments for amounts recognized in Net gains (losses) in the Consolidated Statements of Operations	21	(4)	17
Change in unrealized gains (losses) on available-for-sale securities	715	(150)	565

Derivatives:
Derivatives	(36)	8	(28)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(18)	4	(14)
Change in unrealized gains (losses) on derivatives	(54)	12	(42)

Change in current discount rate	16	(3)	13
Change in AOCI	$677	$(141)	$536

93

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

11.    Revenue from Contracts with Customers

Financial services revenue is disaggregated by type of service in the following table:

	Year Ended December 31,
	2025	2024	2023
Advisory and recordkeeping and administration	$637	$571	$460
Distribution and shareholder servicing	77	79	73
Total financial services revenue	714	650	533
Revenue from other sources(1)	695	551	478
Total Fee income and Other revenue	$1,409	$1,201	$1,011

(1)Primarily consists of revenue from insurance contracts and financial instruments.

Net receivables of $96 and $109 are included in Other assets on the Consolidated Balance Sheets as of December 31, 2025 and 2024, respectively.

As of December 31, 2025 and 2024, contract cost assets were $107 and $103, respectively. For the years ended December 31, 2025, 2024 and 2023, amortization expenses of $22, $21 and $21, respectively, were recorded in Operating expenses. The estimated lives of capitalized contract costs typically range from 5 to 15 years. There was no impairment loss in relation to the contract costs capitalized.

12.    Income Taxes

Income tax expense consisted of the following for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Current tax expense:
Federal	$84	$57	$14
Total current tax expense	84	57	14
Deferred tax expense (benefit):
Federal	13	—	(1)
Total deferred tax expense (benefit)	13	—	(1)
Total income tax expense	$97	$57	$13

Income before income taxes consisted of the following for the periods indicated:

	Year Ended December 31,
	2025	2024	2023
Income
Domestic	$691	$643	$400
Foreign	—	—	—
Total income before income taxes	$691	$643	$400

94

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
U.S Federal Statutory Rate	$145	21.0%	$135	21.0%	$84	21.0%
Tax Credits
Foreign tax credits	(22)	(3.2)%	(18)	(2.8)%	(11)	(2.8)%
Nontaxable or Nondeductible Items
Dividends received deduction	(35)	(5.1)%	(47)	(7.3)%	(36)	(9.0)%
Other Adjustments
Security Life of Denver Company capital loss carryback(1)	—	—%	(13)	(2.0)%	(23)	(5.8)%
Other	9	1.3%	—	—%	(1)	(0.3)%
Effective tax rate	$97	14.0%	$57	8.9%	$13	3.3%
(1) See Other Tax Matters section below

Temporary Differences
The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities were as follows as of the dates indicated:

	December 31,
	2025	2024
Deferred tax assets
Net unrealized investment losses	$276	$407
Loss carryforwards	112	165
Tax credits	76	80
Insurance reserves	73	48
Compensation and benefits	71	60
Current discount rate	59	64
Tax intangibles	49	—
Investments	6	26
Other assets	5	9
Total gross assets before valuation allowance	727	859
Less: Valuation allowance	—	—
Assets, net of valuation allowance	$727	$859
Deferred tax liabilities
Deferred policy acquisition costs	$(192)	$(175)
Other liabilities	(22)	(22)
Total gross liabilities	(214)	(197)
Net deferred income tax asset	$513	$662

95

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table sets forth the federal and credit carryforwards for tax purposes as of the dates indicated:

	December 31,
	2025		2024
Federal net operating loss carryforward	$535	(1)	$788
Credit carryforward	76	(2)	80
(1) Net operating loss carryforward not subject to expiration.
(2) Expires between 2026 and 2034.

Valuation allowances are provided when it is considered more likely than not that some portion or all of the deferred tax assets ("DTA") will not be realized. As of December 31, 2025 and 2024, the Company had no valuation allowance. However, the application of intra-period tax allocation rules to benefits associated with capital deferred tax assets resulted in a valuation allowance as of December 31, 2025 and 2024 of $128 in continuing operations offset by a corresponding benefit in Other comprehensive income.

The Company reviews all available positive and negative evidence to determine if a valuation allowance is recorded, including historical and projected pre-tax book income, tax planning strategies and reversals of temporary differences. As of December 31, 2025 and 2024, the Company had net unrealized capital losses of $1.3 billion and $1.9 billion, respectively, in AOCI. The Company expects this DTA to be utilized by its hold-to-maturity tax planning strategy. Additionally, income before income taxes remained positive for the period. After evaluating the positive and negative evidence, the Company did not change its judgment regarding the realization of DTAs and did not establish a valuation allowance in 2025.

Other Tax Matters

On January 4, 2021, Voya Financial completed a series of transactions pursuant to a Master Transaction Agreement with Resolution Life U.S. Holdings Inc. ("Resolution Life US"). As a part of these transactions, Resolution Life US acquired Voya Financial's wholly owned subsidiary, SLD. SLD generated capital losses in the 2023 and 2022 tax years, which are included in the tax return for Voya Financial. The Company recorded a $13 and $23 tax benefit in 2024 and 2023, respectively, resulting in a decrease to the effective tax rate.

Tax Sharing Agreement

As of December 31, 2025 and 2024, the Company had a payable to Voya Financial of $30 and $15, respectively, for federal income taxes under the intercompany tax sharing agreement, which is included in Other liabilities on the Consolidated Balance Sheets.

For the year ended December 31, 2025, 2024 and 2023, the Company made federal income tax payments/(refunds) to/(from) Voya Financial of $69, $57 and $(6), respectively.

The results of the Company's operations are included in the consolidated tax return of Voya Financial. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC 740) as if the Company were a separate taxpayer rather than a member of Voya Financial's consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. If the Company instead were to follow a separate taxpayer approach without any exceptions, there would be no impact to Income tax expense for the periods indicated above. However, any current tax benefit related to the Company's tax attributes realized by virtue of its inclusion in the consolidated tax return of Voya Financial would have been recorded directly to equity rather than income. Under the tax sharing agreement, Voya Financial will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2025 and 2024.

96

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Interest and Penalties

The Company recognizes accrued interest and penalties, if applicable, related to unrecognized tax benefits in tax expense net of federal income tax. The Company had no accrued interest and penalties on the Consolidated Balance Sheets and the Consolidated Statements of Operations as of December 31, 2025 and 2024.

Tax Regulatory Matters

For the tax years 2023 through 2025, Voya Financial participated in the Internal Revenue Service ("IRS") Compliance Assurance Process ("CAP"), which is a continuous audit program provided by the IRS. For the 2023 tax year, Voya Financial is in the Compliance Maintenance Bridge ("Bridge") phase of CAP. In the Bridge phase, the IRS did not conduct any review or provide any letters of assurance for that tax year. For the 2024 and 2025 tax years, Voya Financial is in the Compliance Maintenance Bridge Plus ("Bridge Plus") phase of CAP. In the Bridge Plus phase, the IRS will review the tax return and issue either a full or partial acceptance letter upon completion of review.

Voya Financial received a partial acceptance letter for the 2024 tax year and does not anticipate any material adjustments to its tax return as filed.

Voya Financial filed amended federal income tax returns for tax years 2012 through 2018 to claim a foreign tax credit instead of utilizing a foreign tax deduction. Voya Financial does not anticipate an adjustment to its claim as filed. The audit of the claim is ongoing.

Tax Legislative Matters

In August 2022, the Inflation Reduction Act was signed into law creating the corporate alternative minimum tax ("CAMT"). In September 2024, the Department of Treasury issued proposed regulations providing additional guidance on the CAMT. While Voya Financial does not expect to be subject to the CAMT for 2025, Voya Financial continues to review the proposed regulations, and its CAMT determination will need to be evaluated in light of future guidance.

In July 2025, the One Big Beautiful Bill Act ("OBBBA") was signed into law, which includes changes to the Internal Revenue Code. The OBBBA did not have a material impact on the Company's financial statements.

13.    Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which expires on April 1, 2026, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. Interest on any borrowing by either the Company or Voya Financial is charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. The Company expects to renew this agreement prior to expiration in the ordinary course of business, subject to regulatory approvals.

Under this agreement, the Company incurred interest expense of $2, $2 and $3 for the years ended December 31, 2025, 2024 and 2023, respectively. The Company earned interest income of $20, $20 and $18 for the years ended December 31, 2025, 2024 and 2023, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.

As of December 31, 2025, VRIAC had $569 outstanding receivable and VIPS had a $42 outstanding payable. As of December 31, 2024, VRIAC had $100 outstanding receivable and VIPS had a $44 outstanding payable from/to Voya Financial under the reciprocal loan agreement.

97

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

14.    Benefit Plans

Defined Benefit Plan

Voya Services Company sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to "Career Agents") are eligible to participate. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.

The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the IRS in the preceding August of each year. The annual pay and interest credits are subject to a 3-year cliff vesting schedule. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company.

The costs allocated to the Company for its employees' participation in the Retirement Plan were $14, $12 and $12 for the years ended December 31, 2025, 2024 and 2023, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya 401(k) Savings Plan (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax qualified defined contribution plan. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax, Roth-after tax and after-tax basis. Voya Services Company matches pre-tax and Roth after-tax contributions, up to a maximum of 6% of eligible compensation, subject to IRS limits. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The costs allocated to the Company for the Savings Plan were $25, $21 and $21, for the years ended December 31, 2025, 2024 and 2023, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs. Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (the "Agents Non-Qualified Plan"). This plan covers Career Agents. The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the

98

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Change in benefit obligation:
Benefit obligation, January 1	$56	$60
Interest cost	3	3
Benefits paid	(5)	(5)
Actuarial (gains) losses on obligation(1)	—	(2)
Benefit obligation, December 31	$54	$56
(1) Includes actuarial (gain) loss of $1 and $(2) due to change in discount rate for the years ended December 31, 2025 and 2024, respectively. The discount rate decreased 0.25% during 2025 driven by a steepening of the corporate AA yield curve. The discount rate increased 0.60% during 2024 driven by an increase in corporate AA yields.

Amounts recognized on the Consolidated Balance Sheets in Other liabilities were as follows as of December 31, 2025 and 2024:

	December 31,
	2025	2024
Accrued benefit cost	$(54)	$(56)
Net amount recognized	$(54)	$(56)

Assumptions

The discount rate used in the measurement of the December 31, 2025 and 2024 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2025	2024
Discount rate	5.63%	5.88%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the SERPs and Agents Non-Qualified Plan.

The weighted-average discount rate used in calculating the net pension cost was as follows:

	2025	2024	2023
Discount rate	5.88%	5.28%	5.47%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

99

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
Net Periodic (Benefit) Costs Recognized in Consolidated Statements of Operations:	2025	2024	2023
Interest cost	$3	$3	$3
Net (gain) loss recognition	—	(2)	1
Net periodic (benefit) costs	$3	$1	$4

Expected Future Benefit Payments

The following table summarizes the expected benefit payments related to the SERPs and Agents Non-Qualified Plan for the years indicated:

2026	$6
2027	5
2028	5
2029	5
2030	5
2031-2035	22

In 2026, the Company expects to contribute $6 to the SERPs and Agents Non-Qualified Plan.

Share Based Compensation Plans

Certain employees of the Company participate in the Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial. The Omnibus Plans each permit the granting of a wide range of equity-based awards, including restricted stock units ("RSUs"), performance share units ("PSUs"), and stock options.

The Company was allocated compensation expense from Voya Financial of $17, $27 and $34 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company recognized tax benefits of $4, $6 and $7 for the years ended 2025, 2024 and 2023, respectively.

All excess tax benefits and tax deficiencies related to share-based compensation are reported in Net income.

Other Benefit Plans

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax and Roth after-tax basis. Effective January 1, 2006, the Company match equals 50% of a participant's pre-tax or Roth after-tax deferral, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2014. A favorable determination letter was received dated August 28, 2014.
•The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.
•The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

100

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Prior to April 1, 2017, coverage for Medicare eligible retirees was provided through a fully insured Medicare Advantage plan. Effective April 1, 2017, the fully insured Medicare Advantage Plan was replaced with access to individual coverage through a private exchange. The Company's premium subsidy ended and was replaced with a monthly HRA contribution. The Company continues to offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.
•The Voya Financial Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges incurred by the Company related to these plans were immaterial for the years ended December 31, 2025, 2024 and 2023.

15.    Commitments and Contingencies

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2025 the Company had off-balance sheet commitments to acquire mortgage loans of $110, and purchase limited partnerships and private placement investments of $1,885.

Insurance Company Guaranty Fund Assessments

The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of premiums written in each state. The Company has estimated this undiscounted liability, which is included in Other liabilities on the Consolidated Balance Sheets, to be $1 and $2 as of December 31, 2025 and 2024, respectively. The Company has also recorded an asset, which is included in Other assets on the Consolidated Balance Sheets, of $19 and $18 as of December 31, 2025 and 2024, respectively, for future credits to premium taxes. The Company estimates its liabilities for future assessments under state insurance guaranty association laws. The Company believes the reserves established are adequate for future assessments relating to insurance companies that are currently subject to insolvency proceedings.

101

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreements, letter of credit, and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of December 31, 2025 and 2024:

	2025	2024
Fixed maturity collateral pledged to FHLB(1)	$1,663	$1,238
FHLB restricted stock(2)	52	34
Fixed maturities-state and other deposits	8	8
Securities pledged(3)	845	1,089
Total restricted assets	$2,568	$2,369
(1) Included in Fixed maturities, available-for-sale, at fair value on the Consolidated Balance Sheets.
(2) Included in Other investments on the Consolidated Balance Sheets.
(3) Includes the fair value of loaned securities of $565 and $871 as of December 31, 2025 and 2024, respectively. In addition, as of December 31, 2025 and 2024, the Company delivered securities as collateral of $174 and $133, respectively, and repurchase agreements of $106 and $85, respectively. Loaned securities and securities delivered as collateral are included in Securities pledged on the Consolidated Balance Sheets.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB of Boston, and is required to pledge collateral to back funding agreements issued to the FHLB. As of December 31, 2025 and 2024, the Company had $1,172 and $721, respectively, in non-putable funding agreements, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Assets pledged to the FHLB are reflected in the table above.

Funding Agreement-Backed Notes Program

The Company participates in a Funding Agreement-Backed Notes ("FABN") program, pursuant to which the Company may issue funding agreements to a Delaware special purpose statutory trust (the "Trust") in exchange for proceeds from the Trust’s medium-term note issuances. As of December 31, 2025, the Company had $400 in funding agreements outstanding under the program, which are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets.

Litigation, Regulatory Matters and Contingencies

Litigation, regulatory and other loss contingencies arise in connection with the Company's activities as a diversified financial services firm. The Company is a defendant in a number of litigation matters, arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry.

While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that neither the outcome of pending litigation and regulatory matters, nor potential liabilities associated with other loss contingencies, are likely to have such an effect. However, given the large, and indeterminate amounts sought in certain litigation and the inherent unpredictability of all such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters, or liabilities arising from other loss contingencies, could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

102

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued or for matters where no accrual is required, the Company develops an estimate of the unaccrued amounts of the reasonably possible range of losses. As of December 31, 2025, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters as of such date, as not material to the Company. For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss.

Litigation includes Ravarino, et al. v. Voya Financial, Inc., et al. (USDC District of Connecticut, No. 3:21-cv-01658)(filed December 14, 2021). In this putative class action, the plaintiffs allege that the named defendants, which include the Company, breached their fiduciary duties of prudence and loyalty in the administration of the Voya 401(k) Savings Plan. The plaintiffs claim that the named defendants did not exercise proper prudence in their management of allegedly poorly performing investment options, including proprietary funds, and passed excessive investment-management and other administrative fees for proprietary and non-proprietary funds onto plan participants. The plaintiffs also allege that the defendants engaged in self-dealing through the inclusion of the Voya Stable Value Option into the plan offerings and by setting the "crediting rate" for participants’ investment in the Stable Value Fund artificially low in relation to Voya’s general account investment returns in order to maximize the spread and Voya’s profits at the participants’ expense. The complaint seeks disgorgement of unjust profits as well as costs incurred. On June 13, 2023, the Court issued a ruling granting in part and denying in part Voya's motion to dismiss. On December 10, 2025, the plaintiffs filed an amended complaint. The Company continues to deny the allegations, which it believes are without merit, and intends to defend the case vigorously.

16.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•Investment Advisory agreement with Voya Investment Management LLC ("VIM"), an affiliate, pursuant to which VIM provides asset management, administrative and accounting services for VRIAC's general account and separate account. VRIAC incurs a fee, paid quarterly, based on the value of the assets under management. For the years ended December 31, 2025, 2024 and 2023, expenses were incurred in the amounts of $78, $69 and $64, respectively.
•Shareholder servicing fee and intercompany agreements with VIM and other affiliates provide for shareholder servicing and administrative services. Payments under these agreements are settled monthly. For the years ended December 31, 2025, 2024 and 2023, shareholder servicing and administrative revenues received by VRIAC were $102, $57 and $52, respectively.
•Services agreements with Voya Services Company and other insurance and non-insurance company affiliates for administrative, management, financial, custodial, trustee and information technology services. Custodial and trustee services are settled monthly, all other services are settled quarterly. For the years ended December 31, 2025, 2024 and 2023, expenses were incurred in the amounts of $426, $430 and $457, respectively.
•Variable annuity, fixed insurance and mutual fund products issued by VRIAC are sold by VFA, an affiliate of VRIAC. For the years ended December 31, 2025, 2024 and 2023, commission expenses incurred by VRIAC were $85, $79 and $72, respectively. Payments on commission expenses are settled monthly.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

Investment Advisory and Other Fees

VFP acts as a distributor of insurance products issued by its affiliates, which may in turn invest in mutual fund products issued by certain of its affiliates. For the years ended December 31, 2025, 2024 and 2023, distribution revenues received by VFP related to affiliated mutual fund products were $29, $27, and $24, respectively.

103

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Schedule I

Summary of Investments Other than Investments in Affiliates
As of December 31, 2025
(In millions)

Type of Investments	Cost	Fair Value	Amount Shown on Consolidated Balance Sheets
Fixed maturities:
U.S. Treasuries	$517	$470	$470
U.S. Government agencies and authorities	29	28	28
State, municipalities and political subdivisions	427	359	359
U.S. corporate public securities	6,701	6,012	6,012
U.S. corporate private securities	4,578	4,473	4,473
Foreign corporate public securities and foreign governments(1)	2,292	2,157	2,157
Foreign corporate private securities(1)	2,250	2,248	2,248
Residential mortgage-backed securities	3,287	3,237	3,237
Commercial mortgage-backed securities	2,115	1,879	1,879
Other asset-backed securities	1,977	1,975	1,975
Total fixed maturities, including securities pledged	24,173	22,838	22,838
Equity securities	72	72	72
Mortgage loans on real estate	4,602	4,534	4,575
Policy loans	157	157	157
Short-term investments	6	6	6
Limited partnerships/corporations	1,365	1,365	1,365
Derivatives	(1)	154	154
Other investments	61	61	61
Total investments	$30,435	$29,187	$29,228
(1) Primarily U.S. dollar denominated.

104

Voya Retirement Insurance and Annuity Company
(A wholly owned subsidiary of Voya Holdings Inc.)
Schedule IV

Reinsurance
Years Ended December 31, 2025, 2024 and 2023
(In millions)

	Direct		Assumed	Ceded		Net		Percentage of Assumed to Net
2025
Life insurance in force	$5,031		$128	$5,159		$—		NM**
Premiums:
Accident and health insurance	—	*	—	—	*	—	*	—%
Annuity contracts	5		—	4		1		—%
Total premiums	$5		$—	$4		$1		—%

2024
Life insurance in force	$5,478		$140	$5,618		$—		NM**
Premiums:
Accident and health insurance	—	*	—	—	*	—	*	—%
Annuity contracts	9		—	—	*	9		—%
Total premiums	$9		$—	$—	*	$9		—%

2023
Life insurance in force	$5,903		$152	$6,055		$—		NM**
Premiums:
Accident and health insurance	—	*	—	—	*	—	*	—%
Annuity contracts	31		—	2		29		—%
Total premiums	$31		$—	$2		$29		—%
* Less than $1
** Not meaningful

105

Item 9.    Changes in and Disagreements with Accountants on Accounting and Financial Disclosure

None.

Item 9A.    Controls and Procedures

Evaluation of Disclosure Controls and Procedures

The Company carried out an evaluation, under the supervision and with the participation of its management, including its President and Chief Financial Officer, of the effectiveness of the design and operation of the Company's disclosure controls and procedures (as defined in Rules 13a-15(e) and 15d-15(e) of the Exchange Act of 1934 as of the end of the period covered by this report. Based on that evaluation, the President and the Chief Financial Officer have concluded that the Company's current disclosure controls and procedures are effective in ensuring that material information relating to the Company required to be disclosed in the Company's periodic filings with the Securities and Exchange Commission ("SEC") is made known to them in a timely manner.

Management's Annual Report on Internal Control Over Financial Reporting

Management is responsible for establishing and maintaining adequate internal control over financial reporting (as defined in Rules 13a-15(f) and 15d-15(f) under the Exchange Act) for the Company. The Company's internal control over financial reporting is designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of the financial statements of the Company in accordance with U.S. generally accepted accounting principles. The Company's internal control over financial reporting includes those policies and procedures that:

▪pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the Company;
▪provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with U.S. generally accepted accounting principles and that receipts and expenditures are being made only in accordance with authorizations of the Company's management and directors; and
▪provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

Management has assessed the effectiveness of the Company's internal control over financial reporting as of December 31, 2025 pertaining to financial reporting in accordance with the criteria established in Internal Control - Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission.

In the opinion of management, the Company has maintained effective internal control over financial reporting as of December 31, 2025.

Consistent with guidance issued by the Securities and Exchange Commission that an assessment of internal controls over financial reporting of a recently acquired business may be omitted from management's evaluation of disclosure controls and procedures, management's assessment of and conclusion on the effectiveness of internal control over financial reporting for 2025 did not include the internal controls of the OneAmerica Financial, Inc. full-service retirement plan business ("OneAmerica Acquired Business"), which was acquired by Voya Financial, Inc., the ultimate Parent of the Company on January 2, 2025. The OneAmerica Acquired Business is included in the 2025 Consolidated Financial Statements of the Company, and constituted 11% of total revenues and 3% of total assets for the year ended December 31, 2025. We are in the process of integrating the OneAmerica Acquired Business into our internal control structure.

Attestation Report of the Company's Registered Public Accounting Firm

This annual report does not include an attestation report of the Company's registered public accounting firm regarding internal control over financial reporting. Management's report was not subject to attestation by the Company's registered public accounting firm pursuant to Title IX, Section 989G of the Dodd-Frank Act, which provides non-accelerated filers such as the Company with an exemption from Section 404(b) of the Sarbanes-Oxley Act, the provision that otherwise requires an issuer to

106

provide an attestation report by its registered public accounting firm on management's assessment of internal control over financial reporting.

Changes in Internal Control Over Financial Reporting

There were no changes to the Company's internal control over financial reporting (as defined in Rule 13a-15(f) of the Exchange Act) that occurred during the year ended December 31, 2025 that have materially affected, or are reasonably likely to materially affect, the Company's internal control over financial reporting.

Item 9B. Other Information

None.

Item 9C.    Disclosure Regarding Foreign Jurisdictions that Prevent Inspections

Not applicable.

107

PART III

Item 10.    Directors, Executive Officers and Corporate Governance

Omitted pursuant to General Instruction I(2) of Form 10-K.

Item 11.    Executive Compensation

Omitted pursuant to General Instruction I(2) of Form 10-K.

Item 12.    Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters

Omitted pursuant to General Instruction I(2) of Form 10-K.

Item 13.    Certain Relationships, Related Transactions, and Director Independence

Omitted pursuant to General Instruction I(2) of Form 10-K.

Item 14.    Principal Accountant Fees and Services

In 2025 and 2024, Ernst & Young LLP ("Ernst & Young") served as the principal external auditing firm for Voya Financial, Inc. ("Voya Financial"), including Voya Retirement Insurance and Annuity Company ("VRIAC"). Voya Financial's subsidiaries, including VRIAC, are allocated Ernst & Young fees attributable to services rendered by Ernst & Young to each subsidiary. Ernst & Young fees allocated to the Company along with a description of the services rendered by Ernst & Young to the Company are detailed below for the periods indicated.

	Year Ended December 31,
($ in millions)	2025		2024
Audit fees(1)	$5		$4
Audit-related fees(2)	1		1
Tax fees(3)	—	*	—	*
	$6		$5
(1) Includes fees for the audit of the annual consolidated financial statements and review of the interim financial statements.
(2) Audit-related fees were allocated to VRIAC and include the audit of service organization control reports.
(3) Includes tax compliance services and routine tax advisory services.
*Less than $1.

VRIAC is subject to Voya Financial's pre-approval policies and procedures. The charter of the Voya Financial Audit Committee provides that the Audit Committee pre-approve all audit and any non-audit services to be provided by the independent auditors. All services performed by Ernst & Young for Voya Financial and its subsidiaries were pre-approved by the Voya Financial Audit Committee.

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PART IV

Item 15.    Exhibits and Financial Statement Schedules

a.    The following documents are filed as part of this report:

1.Financial statements (See Part II, Item 8. Financial Statements and Supplementary data)
Consolidated Balance Sheets
Consolidated Statements of Operations
Consolidated Statements of Comprehensive Income
Consolidated Statements of Changes in Shareholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm

2.Financial statement schedules.
Schedule I - Summary of Investments Other than Investments in Affiliates
Schedule IV - Reinsurance

All other provisions for which provision is made in the applicable accounting regulation of the SEC are not required under the related instructions or are inapplicable and therefore have been omitted.

3.Exhibits

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Voya Retirement Insurance and Annuity Company ("VRIAC")
Form 10-K for Fiscal Year Ended December 31, 2025

Exhibit Index
Exhibit Number	Description of Exhibit
3.1	Certificate of Incorporation as amended and restated October 1, 2007, incorporated by reference to the ILIAC Form 10-K, as filed with the SEC on March 31, 2008 (File No. 33-23376).
3.2
Amended and Restated ING Life Insurance and Annuity Company By-Laws, effective October 1, 2007, incorporated by reference to the ILIAC Form 10-K, as filed with the SEC on March 31, 2008 (File No. 33-23376).

3.3
Amended and Restated Certificate of Incorporation of Voya Retirement Insurance and Annuity Company (formerly ING Life Insurance and Annuity Company) (Amended and Restated as of September 30, 2014), incorporated by reference to the VRIAC Form 10-Q, as filed with the SEC on November 12, 2014 (File No. 33-23376).

3.4
Amended and Restated Bylaws of Voya Retirement Insurance and Annuity Company effective September 1, 2014, incorporated by reference to the VRIAC Form 10-Q, as filed with the SEC on November 12, 2014 (File No. 33-23376).

10.1
Tax Sharing Agreement between ILIAC, ING America Insurance Holdings, Inc. (nka ING U.S., Inc.) and affiliated companies, effective January 1, 2001, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).

10.2
Investment Advisory Agreement between ILIAC and ING Investment Management LLC, dated March 31, 2001, as amended effective January 1, 2003, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).

10.3
Services Agreement between ILIAC and ING North America Insurance Corporation, dated as of January 1, 2001, as amended effective January 1, 2002, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).

10.4	Services Agreement between ILIAC and ING Financial Advisers, LLC, effective June 1, 2002, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).
10.5	Amended and Restated Administrative Services Agreement, between RLNY, VRIAC and the affiliated insurance companies specified in Exhibit A of the Agreement, dated as of October 1, 2022
10.6
Amendment to Investment Advisory Agreement between ILIAC and ING Investment Management LLC, effective October 14, 2003, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).

10.7
Amendment Number 2006-1 to Services Agreement, dated as of September 11, 2006, between ILIAC and ING North America Insurance Corporation, incorporated by reference to the Company's Form 10-Q filed on November 13, 2006 (File No. 033-23376).

10.8
Administrative Services Agreement, dated as of October 1, 1998, among Aetna Life Insurance and Annuity Company (nka ILIAC), Aetna Life Insurance Company and The Lincoln National Life Insurance Company, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.9
Administrative Services Agreement, dated as of October 1, 1998, among Aetna Life Insurance and Annuity Company (nka ILIAC), Aetna Life Insurance Company and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.10
Coinsurance Agreement, dated as of October 1, 1998, between Aetna Life Insurance and Annuity Company (nka ILIAC) and The Lincoln National Life Insurance Company, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.11
Coinsurance Agreement, dated as of October 1, 1998, between Aetna Life Insurance and Annuity Company (nka ILIAC) and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.12
Modified Coinsurance Agreement, dated as of October 1, 1998, between Aetna Life Insurance and Annuity Company (nka ILIAC) and The Lincoln National Life Insurance Company, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.13
Modified Coinsurance Agreement, dated as of October 1, 1998, between Aetna Life Insurance and Annuity Company (nka ILIAC) and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

110

Exhibit Index
Exhibit Number	Description of Exhibit
10.14
Assignment and Assumption Agreement, dated as of March 19, 2007, effective as of March 1, 2007, between ILIAC, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.15
Amendment No. 1 to Coinsurance Agreement, effective March 1, 2007, between ILIAC and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.16
Amendment No. 1 to Coinsurance Agreement, effective March 1, 2007, between ILIAC and Lincoln Life & Annuity Company of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.17
Grantor Trust Agreement, dated as of March 19, 2007 and effective as of March 1, 2007, among ILIAC, Lincoln Life & Annuity Company of New York and The Bank of New York, incorporated by reference to the Company's Form 10-Q filed on May 15, 2007 (File No. 033-23376).

10.18
Amendment Number 3, effective January 1, 2009, to Investment Advisory Agreement, between ILIAC and ING Investment Management LLC, incorporated by reference to the Company's Form 10-K/A filed on April 5, 2010 (File No. 033-23376).

10.19
Federal Tax Sharing Agreement, effective January 1, 2013, between lNG U.S., Inc. and each of its undersigned Subsidiaries, including ILIAC, incorporated by reference to the Company's Form 10-Q filed on May 14, 2013 (File No. 033-23376).

10.20
Intercompany Agreement, dated as of December 22, 2010, effective January 1, 2010, as amended, between ILIAC (nka VRIAC) and ING Investment Management LLC (nka Voya Investment Management LLC), incorporated by reference to the Company’s Form 10-Q filed on August 9, 2017 (File No. 033-23376).

10.21
Amendment No. 6, entered into on June 29, and effective as of July 1, 2017, amends the Intercompany Agreement, dated as of December 22, 2010, effective as of January 1, 2010, as amended, by and between VRIAC and Voya Investment Management LLC, incorporated by reference to the Company’s Form 10-Q filed on August 9, 2017 (File No. 033-23376).

10.22
Amendment No. 9, entered into on February 28, 2020 amends the Intercompany Agreement, dated as of December 22, 2010, as amended by Voya Investment Management LLC and VRIAC, incorporated by reference to the Company’s Form 10-Q filed August 13, 2021 (File No. 033-23376).

10.23
Amendment No. 10, entered into on June 22, 2023, and effective as of January 1, 2023, amends the Intercompany Agreement, dated as of December 22, 2010, effective January 1, 2010, as amended, by and between VRIAC and Voya Investment Management LLC, incorporated by reference to the Company’s Form 10-Q filed August 10, 2023 (File No. 033-23376).

10.24
Account Control Agreement, dated as of February 8, 2018, among VRIAC, Federal Home Loan Bank of Boston and The Bank of New York Mellon, incorporated by reference to the Company’s Form 10-Q filed on May 10, 2018 (File No. 033-23376).

10.25
Agreement for Advances, Collateral, Pledge and Security Agreement, effective as of February 8, 2018, by and between VRIAC and Federal Home Loan Bank of Boston, incorporated by reference to the Company’s Form 10-Q filed on May 10, 2018 (File No. 033-23376).

10.26
Amendment Number 4, effective as of October 1, 2019, to Investment Advisory Agreement, between VRIAC and Voya Investment Management LLC (f/k/a ING Investment Management LLC), incorporated by reference to the Company's Form 10-K filed on March 19, 2020 (File Number 033-23376)

10.27	Reciprocal Loan Agreement, dated as of April 1, 2021, between VRIAC & Voya Financial, Inc., incorporated by reference to the Company’s Form 10-Q filed on August 13, 2021 (File Number 033-23376).
10.28
Second Amendment Number 2021-1, effective August 14, 2021 to the Investment Advisory, Management and Support Services Agreement, entered into as of January 1, 1997, as amended by Amendment 2015-1, between VRIAC and Voya Investment Management Co. LLC. (Stabilizer), incorporated by reference to the Company’s Form 10-Q filed on November 12, 2021 (File Number 033-23376).

10.29
Investment Support Services Agreement is entered into as of entered into as of August 14, 2021, between Voya Investment Co. LLC. And VRIAC. (“Managed Custody Account Contracts”), incorporated by reference to the Company’s Form 10-Q filed on November 12, 2021 (File Number 033-23376).

10.30	Services Agreement is entered into as of December 1, 2022 between VRIAC and VBC.

111

Exhibit Index
Exhibit Number	Description of Exhibit
10.31
Third Amended and Restated Services Agreement, dated as of January 2, 2025, between VRIAC, the affiliated companies and certain other affiliated companies in Exhibit B of the Agreement, incorporated by reference to the Company's Form 10-Q filed on November 12, 2025 (File Number 033-23376).

14.	ING Code of Ethics for Financial Professionals, incorporated by reference to the Company's Form 10-K filed on March 29, 2004 (File No. 033-23376).
23.1+	Consent of Ernst & Young LLP
31.1+	Certificate of William T. Bainbridge pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
31.2+	Certificate of Amelia J. Vaillancourt pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
32.1+	Certificate of William T. Bainbridge pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
32.2+	Certificate of Amelia J. Vaillancourt pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
101.INS+	XBRL Instance Document - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the Inline XBRL document.
101.SCH+	XBRL Taxonomy Extension Schema
101.CAL+	XBRL Taxonomy Extension Calculation Linkbase
101.DEF+	XBRL Taxonomy Extension Definition Linkbase
101.LAB+	XBRL Taxonomy Extension Label Linkbase
101.PRE+	XBRL Taxonomy Extension Presentation Linkbase

+Filed herewith.

112

SIGNATURES

Pursuant to the requirements of Section 13 or 15(d) of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

March 6, 2026		Voya Retirement Insurance and Annuity Company
(Date)	(Registrant)

	By:	/s/	William T. Bainbridge
William T. Bainbridge Chief Financial Officer (Duly Authorized Officer and Principal Financial Officer)

113

Pursuant to the requirements of the Securities Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated on or before March 6, 2026.

		Signatures	Title

By:	/s/	Amelia J. Vaillancourt	Director and President
Amelia J. Vaillancourt

By:	/s/	Youssef A. Blal	Director
Youssef A. Blal

By:	/s/	Curtis J. Heaser	Director
Curtis J. Heaser

By:	/s/	Neha Jha	Director
Neha Jha

By:	/s/	Jay S. Kaduson	Director
Jay S. Kaduson

By:	/s/	Andrew J. Stocker	Director
Andrew J. Stocker

By:	/s/	William T. Bainbridge	Director and Chief Financial Officer
William T. Bainbridge

114